UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-4415

COLLEGE RETIREMENT EQUITIES FUND
(Exact name of registrant as specified in charter)

730 Third Avenue, New York, New York 10017
(Address of principal executive offices) (Zip code)

Lisa Snow, Esq.
c/o TIAA-CREF
730 Third Avenue,
New York, New York 10017-3206
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31
Date of reporting period: March 31, 2005

Item 1. Schedule of Investments.

COLLEGE RETIREMENT EQUITIES FUND
STOCK ACCOUNT
Summary By Country (Unaudited)
March 31, 2005
	VALUE	%
DOMESTIC
UNITED STATES	$90,150,229,384	79.89

TOTAL DOMESTIC	90,150,229,384	79.89

FOREIGN
AUSTRALIA	1,012,398,422	0.90
AUSTRIA	64,412,711	0.06
BELGIUM	270,521,540	0.24
BERMUDA	105,555,332	0.10
BRAZIL	3,976,200	0.01
BRITISH VIRGIN ISLANDS	1,007,025	0.00
CANADA	1,582,554,941	1.40
CAYMAN ISLANDS	4,039,218	0.00
CHINA	34,169,460	0.03
CZECH REPUBLIC	35,415,064	0.03
DENMARK	163,992,362	0.15
FINLAND	399,209,274	0.35
FRANCE	2,292,466,619	2.03
GERMANY	1,431,842,933	1.27
GREECE	122,929,972	0.11
HONG KONG	352,983,540	0.31
HUNGARY	201,223	0.00
INDIA	33,490,251	0.03
INDONESIA	9,928,955	0.01
IRELAND	156,718,490	0.14
ISRAEL	14,510,864	0.01
ITALY	804,318,509	0.71
JAPAN	4,210,638,148	3.73
LUXEMBOURG	538,501	0.00
MALAYSIA	16,748,957	0.01
NETHERLANDS	1,162,769,301	1.03
NETHERLANDS ANTILLES	1,909,901	0.00
NEW ZEALAND	57,898,225	0.05
NORWAY	145,224,342	0.13
PHILIPPINES	14,189,520	0.01
PORTUGAL	45,286,037	0.04
SINGAPORE	189,010,635	0.17
SOUTH KOREA	40,502,543	0.04
SPAIN	857,330,885	0.76
SWEDEN	468,179,482	0.42
SWITZERLAND	1,577,388,634	1.40
TAIWAN	36,649,877	0.03
THAILAND	14,762,175	0.01
UNITED KINGDOM	4,953,952,288	4.39

TOTAL FOREIGN	22,689,622,356	20.11

TOTAL PORTFOLIO	$112,839,851,740	100.00%

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND
STATEMENT OF INVESTMENTS
Stock Account (Unaudited)
March 31, 2005
				MATURITY
SHARES/PRINCIPAL			RATE	DATE	VALUE (000)

BONDS - 0.00%
CORPORATE BONDS - 0.00%
COMMUNICATIONS - 0.00%
$ 9,949,900		EXDS, Inc (Sub Note)	0.00	02/15/08	0

		TOTAL COMMUNICATIONS			0

HEALTH SERVICES - 0.00%
346,000		National Health Investors, Inc (Sr Sub Deb)	9.000	01/01/06	1,284

		TOTAL HEALTH SERVICES			1,284

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.00%
1,000,000		Silicon Graphics, Inc (Sr Note)	6.500	06/01/09	1,008

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT			1,008

		TOTAL CORPORATE BONDS			2,292
		(Cost $12,136)

GOVERNMENT BONDS - 0.00%
U.S. TREASURY SECURITIES - 0.00%
325,000		U.S. Treasury Bond	5.000	02/15/11	338

		TOTAL U.S. TREASURY SECURITIES			338

		TOTAL GOVERNMENT BONDS
		(Cost $315)			338

		TOTAL BONDS			2,630
		(Cost $12,451)

PREFERRED STOCKS - 0.04%
CHEMICALS AND ALLIED PRODUCTS - 0.03%
268,908	e	Henkel KGaA			24,377

		TOTAL CHEMICALS AND ALLIED PRODUCTS			24,377

HEALTH SERVICES - 0.00%
45,730	*	Bio-Reference Labs, Inc			637

		TOTAL HEALTH SERVICES			637

HOLDING AND OTHER INVESTMENT OFFICES - 0.00%
57,984	*	Simon Property Group L.P.			3,214

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES			3,214

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

INSTRUMENTS AND RELATED PRODUCTS - 0.00%
44,513	e	Fresenius Medical Care AG.	$2,571

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	2,571

INSURANCE CARRIERS - 0.00%
25,127	*	Great-West Lifeco, Inc (Series E)	583
8,192	*	Great-West Lifeco, Inc (Series F)	183

		TOTAL INSURANCE CARRIERS	766

MOTION PICTURES - 0.00%
2,865		ProSieben SAT.1 Media AG.	54

		TOTAL MOTION PICTURES	54

PRIMARY METAL INDUSTRIES - 0.00%
490,350	*	Superior Trust I	0

		TOTAL PRIMARY METAL INDUSTRIES	0

TRANSPORTATION EQUIPMENT - 0.01%
7,589	e	Porsche AG.	5,523
49,550	e	Volkswagen AG.	1,792

		TOTAL TRANSPORTATION EQUIPMENT	7,315

		TOTAL PREFERRED STOCKS	38,934
		(Cost $ 36,503)

COMMON STOCKS - 99.49%
AGRICULTURAL PRODUCTION-CROPS - 0.01%
20,572	*	Alico, Inc	1,084
222,941		Delta & Pine Land Co	6,019
998,500		Gudang Garam Tbk PT	1,698
34,061	*	John B. Sanfilippo & Son	837

		TOTAL AGRICULTURAL PRODUCTION-CROPS	9,638

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.00%
2,331		Seaboard Corp	2,501

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	2,501

AGRICULTURAL SERVICES - 0.02%
80,000	*	Asia Food & Properties Ltd	24
49,925		AWB Ltd	178
2,619	e*	Cadiz, Inc	40
141,663		Syngenta AG.	14,845
729,965		Yara International ASA	11,127

		TOTAL AGRICULTURAL SERVICES	26,214

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

AMUSEMENT AND RECREATION SERVICES - 0.23%
333,113	e*	Alliance Gaming Corp	$3,195
236,753	*	Argosy Gaming Co	10,872
213,364	*	Aztar Corp	6,094
70,274	e*	Bally Total Fitness Holding Corp	245
2,052,413	*	Caesars Entertainment, Inc	40,617
4,500,000		China Travel International Inv HK	1,385
43,689		Churchill Downs, Inc	1,730
82,499		Dover Downs Gaming & Entertainment, Inc	1,027
103,591		Dover Motorsport, Inc	523
194,599		EMI Group plc	869
372,190	e	Gamesa Corp Tecnologica S.A.	4,958
184,564	*	Gaylord Entertainment Co	7,456
614,815		Harrah's Entertainment, Inc	39,705
163,185		International Speedway Corp (Class A)	8,853
86,191	*	Isle of Capri Casinos, Inc	2,288
92,865	e*	Lakes Entertainment, Inc	1,672
69,200	*	Life Time Fitness, Inc	1,867
249,771	*	Magna Entertainment Corp (Class A)	1,534
140,297	*	MTR Gaming Group, Inc	1,740
202,917	e*	Multimedia Games, Inc	1,575
40,384	*	Nevada Gold & Casinos, Inc	517
432,768		OPAP S.A.	12,644
23,034		Oriental Land Co Ltd	1,507
455,165	*	Penn National Gaming, Inc	13,373
200	*	Playmates Holdings Ltd	0
21,030		Sankyo Co Ltd (Gunma)	1,020
258,377		Sega Sammy Holdings, Inc	15,750
544,946	e*	Six Flags, Inc	2,245
89,806		Speedway Motorsports, Inc	3,206
251,565		Station Casinos, Inc	16,993
88,118	e*	Sunterra Corp	1,329
583,840		TABCORP Holdings Ltd	7,601
109		Taito Corp	140
1,629		Trigano S.A.	145
62,531	*	William Hill plc	651
956,136	e*	WMS Industries, Inc	26,925
74,953		World Wrestling Federation Entertainment, Inc	899

		TOTAL AMUSEMENT AND RECREATION SERVICES	243,150

APPAREL AND ACCESSORY STORES - 0.58%
644,175		Abercrombie & Fitch Co (Class A)	36,873
444,687	*	Aeropostale, Inc	14,563
862,822		American Eagle Outfitters, Inc	25,496
350,056	*	AnnTaylor Stores Corp	8,958
60,886		Bebe Stores, Inc	2,067
44,849		Buckle, Inc	1,566
112,823		Burlington Coat Factory Warehouse Corp	3,238
55,423	*	Cache, Inc	751
37,485	*	Carter's, Inc	1,490
174,948	b,e*	Casual Male Retail Group, Inc	1,135
169,808		Cato Corp (Class A)	5,476
1,264		Charles Voegele Holding AG.	76
70,060	*	Charlotte Russe Holding, Inc	905
725,602	*	Charming Shoppes, Inc	5,899
885,160	*	Chico's FAS, Inc	25,015
100,483	*	Children's Place Retail Stores, Inc	4,798
244,145		Christopher & Banks Corp	4,297
443,228		Claire's Stores, Inc	10,212
217,236	f,v	Claire's Stores, Inc (Class A)	5,005

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

28,762		Deb Shops, Inc	$812
19,541		Douglas Holding AG.	719
132,474	*	Dress Barn, Inc	2,414
4,184	b*	Edison Brothers Stores, Inc Wts 12/10/05	0
2,425	b,e*	Factory 2-U Stores, Inc	0
86,270		Fast Retailing Co Ltd	5,235
224,467		Finish Line, Inc (Class A)	5,196
835,009		Foot Locker, Inc	24,466
28,000	b,e*	Footstar, Inc	141
5,296,719		Gap, Inc	115,680
136,325	*	Genesco, Inc	3,874
109,560		Goody's Family Clothing, Inc	989
185,580	*	Gymboree Corp	2,327
764,399	e	Hennes & Mauritz AB (B Shs)	26,373
284,795	*	Hot Topic, Inc	6,223
114,277	*	Jo-Ann Stores, Inc	3,210
68,418	e*	JOS A. Bank Clothiers, Inc	2,005
1,708,417		Limited Brands, Inc	41,515
6,964		Matalan plc	31
10,802	*	Mothers Work, Inc	149
27,300	*	New York & Co, Inc	548
509,192		Nordstrom, Inc	28,199
47,890		Oshkosh B'gosh, Inc (Class A)	1,461
407,265	*	Pacific Sunwear of California, Inc	11,395
772,383	*	Payless Shoesource, Inc	12,196
744,420		Ross Stores, Inc	21,692
7,858		Shimamura Co Ltd	603
44,097	*	Shoe Carnival, Inc	772
163,099	*	Stage Stores, Inc	6,261
99,082		Talbots, Inc	3,169
4,836,482		TJX Cos, Inc	119,123
282,817	*	Too, Inc	6,977
219,191	*	Urban Outfitters, Inc	10,515

		TOTAL APPAREL AND ACCESSORY STORES	622,090

APPAREL AND OTHER TEXTILE PRODUCTS - 0.21%
250,291		Ansell Ltd	1,905
46,900		Aoyama Trading Co Ltd	1,269
96,000		Atsugi Co Ltd	136
531,650		Benetton Group S.p.A.	5,141
220,735	e*	Collins & Aikman Corp	272
71,059	*	Columbia Sportswear Co	3,782
206,282	*	DHB Industries, Inc	1,815
2,553,675		Esprit Holdings Ltd	17,435
144,786	*	Guess?, Inc	1,984
2,157,662	e	Gunze Ltd	10,066
4,194	*	Hampshire Group Ltd	168
142,483	*	Hartmarx Corp	1,359
1,528,196		Jones Apparel Group, Inc	51,179
191,296		Kellwood Co	5,507
1,012,500		Kuraray Co Ltd	9,059
561,548		Liz Claiborne, Inc	22,535
210,000		Mitsubishi Rayon Co Ltd	777
591,000		Nisshinbo Industries, Inc	4,824
59,000		Onward Kashiyama Co Ltd	873
80,527		Oxford Industries, Inc	2,946
13,193		Paragon Trade Brands, Inc (Escrow)	0
150,255		Phillips-Van Heusen Corp	4,003
310,818		Polo Ralph Lauren Corp	12,060
368,111	*	Quiksilver, Inc	10,686
1,600	*	Renown D'urban Holdings, Inc	15

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

34,000		Tokyo Style Co Ltd	$375
4,359,000		Toyobo Co Ltd	10,637
651,926		VF Corp	38,555
40,000		Wacoal Corp	532
278,868	*	Warnaco Group, Inc	6,704
38,897	b,e*	Westpoint Stevens, Inc	0
72,200		World Co Ltd	2,619

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	229,218

AUTO REPAIR, SERVICES AND PARKING - 0.12%
208,100		Aisin Seiki Co Ltd	4,747
56,639	*	Amerco, Inc	2,622
108,260		Central Parking Corp	1,860
2,144,000		ComfortDelgro Corp Ltd	2,171
153,337	*	Dollar Thrifty Automotive Group, Inc	5,026
135,251	e*	Exide Technologies	1,745
1,019		Haldex AB	19
1,829,722		Lear Corp	81,166
155,962	*	Midas, Inc	3,561
56,378	*	Monro Muffler Brake, Inc	1,455
4,709		Montupet	123
97,900		NOK Corp	2,339
334,501	*	PHH Corp	7,316
310,562		Ryder System, Inc	12,950
735,000		T RAD Co Ltd	3,195
30,300	*	Wright Express Corp	518

		TOTAL AUTO REPAIR, SERVICES AND PARKING	130,813

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.13%
372,301	e*	Advance Auto Parts	18,783
30,228	*	America's Car Mart, Inc	1,060
43,607	*	Asbury Automotive Group, Inc	672
93,900	e	Autobacs Seven Co Ltd	3,038
840,335	*	Autonation, Inc	15,916
261,593	*	Autozone, Inc	22,419
10,136		Brembo S.p.A.	85
478,466	e*	Carmax, Inc	15,072
319,423	*	Copart, Inc	7,526
292,665	*	CSK Auto Corp	5,166
2,134,000	e	Fuji Heavy Industries Ltd	10,455
114,878	*	Group 1 Automotive, Inc	3,021
78,052		Lithia Motors, Inc (Class A)	1,999
68,097	*	MarineMax, Inc	2,123
52,000		Nippon Sharyo Ltd	141
14,000		Nissan Shatai Co Ltd	105
3,700		Nissin Kogyo Co Ltd	118
228,923	*	O'Reilly Automotive, Inc	11,339
12,905	*	Rush Enterprises, Inc	218
175,542		Sonic Automotive, Inc	3,987
544,253	e	Suzuki Motor Corp	9,760
43,000		Toyo Tire & Rubber Co Ltd	144
116,816		United Auto Group, Inc	3,251
78,815	e*	West Marine, Inc	1,676

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	138,074

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.88%
1,018,000		Anhui Conch Cement Co Ltd	966
79,318		Building Materials Holding Corp	3,528

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

101,076	*	Central Garden & Pet Co	$4,433
1,785,000		Cheung Kong Infrastructure Holdings Ltd	5,127
355,723	e	Fastenal Co	19,675
13,428,795		Home Depot, Inc	513,517
639,800		Louisiana-Pacific Corp	16,085
5,510,859		Lowe's Cos	314,615
755		Nibe Industrier AB (B Shs)	26
39,000		Nice Corp	136
3,000		Nichias Corp	12
25,000		Takiron Co Ltd	123
3,401,886		Wolseley plc	71,224

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	949,467

BUSINESS SERVICES - 5.64%
232,904	*	@Road, Inc	955
163,078	e*	24/7 Real Media, Inc	530
2,007,649	*	3Com Corp	7,147
2,313	*	3D Systems Corp	44
247,276		Aaron Rents, Inc	4,946
321,322		ABM Industries, Inc	6,179
1	*	Acacia Research - Acacia Technologies	0
322	e*	Access Co Ltd	8,369
14,394		Acciona S.A.	1,302
232,973	*	ActivCard Corp	1,479
1,139,256	*	Activision, Inc	16,861
323,005	*	Actuate Corp	775
748,328		Acxiom Corp	15,663
92,741	e	Adecco S.A. (Regd)	5,112
127,710		Administaff, Inc	1,865
1,645,674		Adobe Systems, Inc	110,540
176,086	*	Advent Software, Inc	3,201
182,255		Advo, Inc	6,825
562,795		Aegis Group plc	1,085
70		Aeon Credit Service Co Ltd	5
604,480	*	Affiliated Computer Services, Inc (Class A)	32,183
292,671	*	Agile Software Corp	2,131
587,402	*	Akamai Technologies, Inc	7,478
393,046	*	Alliance Data Systems Corp	15,879
130,603	*	Altiris, Inc	3,115
124,300	*	Amdocs Ltd	3,530
158,125	*	AMICAS, Inc	582
133,813	e*	AMN Healthcare Services, Inc	2,129
64,218	*	Ansoft Corp	1,733
240,203	*	Ansys, Inc	8,217
166,877	*	Anteon International Corp	6,497
81,285	*	APAC Customer Services, Inc	102
291,337	*	Aquantive, Inc	3,225
191,390		Arbitron, Inc	8,211
354,191	*	Ariba, Inc	2,749
190,142	*	Armor Holdings, Inc	7,052
14,600		Asatsu-DK, Inc	468
351,497	*	Ascential Software Corp	6,513
292,852	*	Asiainfo Holdings, Inc	1,470
272,642	e*	Ask Jeeves, Inc	7,656
507,092	*	Aspect Communications Corp	5,279
269,579	*	Aspen Technology, Inc	1,531
46,205	*	Asset Acceptance Capital Corp	882
252,523	*	Atari, Inc	798
29,036	*	Atos Origin	1,968
268,079	*	Autobytel, Inc	1,351
1,608,104	*	Autodesk, Inc	47,857

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

4,132,599		Automatic Data Processing, Inc	$185,760
2,758	*	Autonomy Corp plc	10
46,118		Autostrade S.p.A.	1,197
304,000		Banco Sabadell S.A.	7,625
38,762		Baycorp Advantage Ltd	90
1,886,235	*	BEA Systems, Inc	15,033
749,943	*	Bisys Group, Inc	11,759
55,523		Blackbaud, Inc	700
88,260	e*	Blackboard, Inc	1,539
59,943	e*	Blue Coat Systems, Inc	1,409
1,644,592	*	BMC Software, Inc	24,669
493,269	*	Borland Software Corp	4,005
297,684		Brady Corp (Class A)	9,630
306,322		Brink's Co	10,599
8,127	e*	Broadvision, Inc	14
3,810,067	*	Brocade Communications Systems, Inc	22,556
48,265	e*	Business Objects	1,295
191,367	*	CACI International, Inc (Class A)	10,569
1,633,261	*	Cadence Design Systems, Inc	24,417
3,410	*	CallWave, Inc	20
139,372	e*	Cap Gemini S.A.	4,873
298,000	e	Capcom Co Ltd	2,917
422,097		Capita Group plc	2,999
147,171	*	Captaris, Inc	596
145,805	*	Carreker Corp	818
465,410	e	Catalina Marketing Corp	12,054
60,742	*	CCC Information Services Group, Inc	1,388
73,583		CDI Corp	1,628
8,601,519		Cendant Corp	176,675
674,682	*	Ceridian Corp	11,503
166,642	e*	Cerner Corp	8,750
341,870		Certegy, Inc	11,836
856,955	*	CGI Group, Inc (Class A)	5,419
438,631	*	Checkfree Corp	17,879
531,041	*	ChoicePoint, Inc	21,300
396,869	*	Chordiant Software, Inc	663
321,131	*	Ciber, Inc	2,335
8,310,808		Cintra Concesiones de Infraestructuras de Transporte S.A.	89,649
1,013,106	*	Citrix Systems, Inc	24,132
10,642	e*	Clarus Corp	85
2,701,090	*	CMGI, Inc	5,618
768,578	*	CNET Networks, Inc	7,255
42,628		Coates Hire Ltd	153
243,679	*	Cogent, Inc	6,136
776,376	*	Cognizant Technology Solutions Corp	35,869
211,867	*	Cognos, Inc	8,915
65,929	*	Cognos, Inc (Canada)	2,765
9,279		Comptel plc	26
2,713,018	e	Computer Associates International, Inc	73,523
64,225	*	Computer Horizons Corp	234
52,713		Computer Programs & Systems, Inc	1,480
1,427,481	*	Computer Sciences Corp	65,450
702,182	e	Computershare Ltd	3,047
2,094,438	*	Compuware Corp	15,080
105,096	*	Concord Communications, Inc	1,064
152,440	*	Concur Technologies, Inc	1,238
9,646	*	Convera Corp	50
695,599	*	Convergys Corp	10,385
325,363	*	Corillian Corp	1,132
93,548	*	CoStar Group, Inc	3,447
153,512	*	Covansys Corp	2,290
16,366	b,v*	Cross Media Marketing Corp	0
478,073	*	CSG Systems International, Inc	7,788

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

117,739	e	CSK Corp	$4,909
99,960	e*	Cyberguard Corp	824
190,610	*	Cybersource Corp	982
28,032		Dassault Systemes S.A.	1,326
105,000	*	Datacraft Asia Ltd	101
5,913		Datamat S.p.A.	70
37,858	*	Datastream Systems, Inc	266
429,050		Deluxe Corp	17,102
268,041	*	Dendrite International, Inc	3,763
2,915	e	Dentsu, Inc	7,985
756,080	e	Deutsche Post AG. (Regd)	18,503
96,300	e	Diamond Lease Co Ltd	3,754
80,964	*	Digimarc Corp	498
205,793	*	Digital Insight Corp	3,375
228,726	*	Digital River, Inc	7,127
1,398		Dolmen Computer Applications	18
705,597	*	DoubleClick, Inc	5,433
114	*	Dream Technologies Corp	76
614,893	*	DST Systems, Inc	28,396
436,574	*	Dun & Bradstreet Corp	26,827
411,849	*	E.piphany, Inc	1,462
1,756,071	*	Earthlink, Inc	15,805
165,949	*	Echelon Corp	1,135
224,812	*	Eclipsys Corp	3,480
106,820	e*	eCollege.com, Inc	1,382
292,491	*	eFunds Corp	6,528
106,627	*	Electro Rent Corp	1,431
1,647,831	*	Electronic Arts, Inc	85,325
2,611,417		Electronic Data Systems Corp	53,978
27,000	*	Elpida Memory, Inc	1,030
129,400	*	Embarcadero Technologies, Inc	853
1,597,011	*	Enterasys Networks, Inc	2,236
376,055	*	Entrust, Inc	1,410
400	e,v*	Envision Development Corp	0
261,015	*	Epicor Software Corp	3,419
80,676	*	EPIQ Systems, Inc	1,047
762,878		Equifax, Inc	23,413
61,778	e*	Equinix, Inc	2,616
232,394	*	eSpeed, Inc (Class A)	2,138
774,577	*	Extreme Networks, Inc	4,562
222,138	*	F5 Networks, Inc	11,216
182,845		Factset Research Systems, Inc	6,036
399,519		Fair Isaac Corp	13,759
264,729	*	Filenet Corp	6,031
193,143	*	FindWhat.com	2,003
1,515	*	First Advantage Corp	32
18,319		First Choice Holidays plc	60
5,112,728		First Data Corp	200,981
1,158,549	*	Fiserv, Inc	46,110
233		Freenet.de AG.	6
115,800		Fuji Soft ABC, Inc	3,551
38,504	*	Gemplus International S.A.	91
22,280	*	Gerber Scientific, Inc	162
1,089,206	e	Getronics NV	2,534
219,926	*	Getty Images, Inc	15,639
144,420		Gevity HR, Inc	2,761
160		Goodwill Group, Inc	334
154,757	e*	Google, Inc (Class A)	27,935
583,800	*	Gravity Co Ltd	5,511
29,144	e*	Greg Manning Auctions, Inc	293
606,098		Group 4 Securicor plc	1,569
113,053	*	GSI Commerce, Inc	1,530
558,144		GTECH Holdings Corp	13,133

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

325,810	*	Harris Interactive, Inc	$1,502
47,000		Haw Par Corp Ltd	150
3,769,866		Hays plc	9,474
100,770		Healthcare Services Group	2,444
141,196	*	Heidrick & Struggles International, Inc	5,192
324,551		Henry (Jack) & Associates, Inc	5,839
178,010		Hitachi Software Engineering Co Ltd	3,353
664,196	*	Homestore, Inc	1,475
116,826	*	Hudson Highland Group, Inc	1,997
250,417	*	Hyperion Solutions Corp	11,046
4,236	*	i2 Technologies, Inc	36
17,086	*	IAC/InterActiveCorp Wts 02/04/09	357
20,627	*	ICT Group, Inc	232
126,944	*	IDX Systems Corp	4,409
129,356	*	iGate Corp	482
222,535		Imation Corp	7,733
1,499,135		IMS Health, Inc	36,564
287,497		Indra Sistemas S.A.	5,171
98,904	e*	Infocrossing, Inc	1,567
495,956	*	Informatica Corp	4,102
252,000		Information Development Co	1,421
2,657	*	Information Resources, Inc	2
59		Inforte Corp	0
224,822	*	Infospace, Inc	9,179
190,781		infoUSA, Inc	2,005
89,782	*	Innovative Solutions & Support, Inc	2,851
8,000		Intec, Inc	78
31,195		Integral Systems, Inc	716
300,358	*	Intelidata Technologies Corp	87
99,341	e*	Intellisync Corp	364
219,229	*	Interactive Data Corp	4,549
30,433	*	Interchange Corp	308
273,348	*	Intergraph Corp	7,875
228,028	*	Internet Capital Group, Inc	1,601
241,927	*	Internet Security Systems, Inc	4,427
7,400		Interpool, Inc	164
2,548,640	*	Interpublic Group of Cos, Inc	31,297
65,113	*	Intersections, Inc	947
38,785	*	Intervideo, Inc	427
244,244	*	Interwoven, Inc	1,903
550,566		Intracom S.A.	2,762
126,538	*	Intrado, Inc	1,556
963,450	*	Intuit, Inc	42,170
445,132	*	Ipass, Inc	2,724
89,988	*	iPayment, Inc	3,797
569,833	*	Iron Mountain, Inc	16,434
23,793	e	ISS a/s	1,938
11,402	*	IVAX Diagnostics, Inc	46
189,574	*	iVillage, Inc	1,155
38,783	*	Jamdat Mobile, Inc	669
165,292	*	JDA Software Group, Inc	2,321
2,911,139	*	Juniper Networks, Inc	64,220
113,444	*	Jupitermedia Corp	1,760
130,340	e*	Kana Software, Inc	220
421,643	*	Kanbay International, Inc	8,627
310,778	*	Keane, Inc	4,049
109,250		Kelly Services, Inc (Class A)	3,145
1,838,000		Keppel Land Ltd	2,563
99,147	*	Keynote Systems, Inc	1,177
159,974	*	Kforce, Inc	1,758
289,695	e*	KFX ,Inc	3,882
181,564	*	Kinetic Concepts, Inc	10,830
29,643	e*	Kintera, Inc	157

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

58	*	KK DaVinci Advisors	$121
292,142	*	Korn/Ferry International	5,559
216,458	*	Kronos, Inc	11,063
348,915	*	Labor Ready, Inc	6,507
403,032	*	Lamar Advertising Co	16,238
333,174	*	Lawson Software, Inc	1,966
34,500	b,e*	Liberate Technologies	82
324,146	*	Lionbridge Technologies	1,844
499,941		LogicaCMG plc	1,672
959,313	e*	Looksmart Ltd	854
408,389	e*	Macromedia, Inc	13,681
333,907	*	Macrovision Corp	7,610
145,879	*	Magma Design Automation, Inc	1,732
183,361	*	Manhattan Associates, Inc	3,735
529,368		Manpower, Inc	23,038
100,034	*	Mantech International Corp (Class A)	2,308
2,907,700	*	Manugistics Group, Inc	4,885
201,986	*	MAPICS, Inc	2,571
83,685	*	Mapinfo Corp	1,008
24,405	e*	Marchex, Inc	455
11,161	*	Marlin Business Services, Inc	227
313,563	*	Matrixone, Inc	1,496
743,316	e*	Matsui Securities Co Ltd (When Issued)	9,736
1,498,910	*	McAfee, Inc	33,815
100,262		McGrath RentCorp	2,344
92,336	*	Medical Staffing Network Holdings, Inc	610
15,464	*	MedQuist, Inc	207
15,000		Meitec Corp	524
418,213	*	Mentor Graphics Corp	5,730
857,439	*	Mercury Interactive Corp	40,625
5,676	*	MetaSolv, Inc	14
465,054	*	Micromuse, Inc	2,107
59,896,713		Microsoft Corp	1,447,704
86,327	*	MicroStrategy, Inc	4,685
253,892	e*	Midway Games, Inc	2,605
826,185	e*	Mindspeed Technologies, Inc	1,842
246,600		Misys plc	1,032
170	*	Mobius Management Systems, Inc	1
1,260		Monex Beans Holdings, Inc	1,685
450,657		MoneyGram International, Inc	8,513
623,336	*	Monster Worldwide, Inc	17,485
22,177	*	Motive, Inc	222
648,118	*	MPS Group, Inc	6,812
121,381	*	MRO Software, Inc	1,703
34,955	e*	MSC.Software Corp	389
8		Namco Ltd	0
11,678	*	Nassda Corp	78
250,155	e	National Instruments Corp	6,767
337,140	*	NAVTEQ Corp	14,615
191,681	*	NCO Group, Inc	3,747
1,056,596	*	NCR Corp	35,650
223,506	*	NDCHealth Corp	3,572
51,777	e*	Neoforma, Inc	412
40,347	e*	Neoware Systems, Inc	421
34,109	*	Ness Technologies, Inc	409
756		NET One Systems Co Ltd	1,944
462,685	*	NETIQ Corp	5,288
74,855	*	Netratings, Inc	1,142
137,101	*	Netscout Systems, Inc	610
153,393	*	Network Equipment Technologies, Inc	864
185,649	*	NIC, Inc	886
29		Nippon Kanzai Co Ltd	1
543,600	e	Nippon System Development Co Ltd	9,931

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

130,200		Nomura Research Institute Ltd	$12,173
2,229,914	*	Novell, Inc	13,290
1,880		NTT Data Corp	6,503
25,864	*	Nuance Communications, Inc	76
141,039	e*	NYFIX, Inc	759
3,200		Obic Co Ltd	626
3,553		Observer AB	17
1,031,682		Omnicom Group, Inc	91,324
824,330	*	On Assignment, Inc	4,204
68,736	*	Open Solutions, Inc	1,363
10,153	*	Open Text Corp	183
68,085	*	Opnet Technologies, Inc	569
337,627	*	Opsware, Inc	1,742
24,455,606	*	Oracle Corp	305,206
191,500	e	Oracle Corp Japan	8,880
59,200		Otsuka Corp	4,101
195,942	*	Packeteer, Inc	3,016
88,336	e*	PalmSource, Inc	799
3,070,362	*	Parametric Technology Corp	17,163
156,807	*	PC-Tel, Inc	1,154
90,338	*	PDF Solutions, Inc	1,265
55,314	*	PDI, Inc	1,134
99,809	*	PEC Solutions, Inc	1,256
145,384	*	Pegasus Solutions, Inc	1,718
61,334	*	Pegasystems, Inc	330
6,760	*	Penton Media, Inc	1
541,618	*	Perot Systems Corp (Class A)	7,279
21,499	*	Phase Forward, Inc	140
328,121	*	Pixar	32,008
11,013	*	PlanetOut, Inc	93
174,186	*	PLATO Learning, Inc	1,359
215,794	*	Portal Software, Inc	522
113,871	*	Portfolio Recovery Associates, Inc	3,875
51,336	*	PRA International	1,382
218,417	*	Progress Software Corp	5,727
310	e*	Protection One, Inc	9
30,655	*	Proxymed, Inc	266
175,440		Public Power Corp	5,071
157,466		Publicis Groupe S.A.	4,846
72,974		QAD, Inc	603
31,670	*	Quadramed Corp	49
39,188		Quality Systems, Inc	1,659
319,171	*	Quest Software, Inc	4,417
238,218	*	R.H. Donnelley Corp	13,838
19,133	*	Radiant Systems, Inc	188
130,792	*	Radisys Corp	1,852
26,641	*	Raindance Communications, Inc	67
16,468	e	Rakuten, Inc	14,396
71,970	e	Randstad Holdings NV	3,212
596,603	*	RealNetworks, Inc	3,448
1,151,686	e*	Red Hat, Inc	12,565
182,061	*	Redback Networks, Inc	1,089
4,912	e*	Redback Networks, Inc Wts 01/02/11	9
4,668	e*	Redback Networks, Inc Wts 01/02/11	13
103,019	*	Register.com, Inc	605
1,063	*	Remedytemp, Inc (Class A)	11
46,841	e	Renaissance Learning, Inc	802
506,656	*	Rent-A-Center, Inc	13,837
2,514,805		Rentokil Initial plc	7,698
179,971	*	Rent-Way, Inc	1,476
342,027	*	Retek, Inc	3,838
2,345,003		Reuters Group plc	18,079
130,973	*	Rewards Network, Inc	545

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

297,343		Reynolds & Reynolds Co (Class A)	$8,046
36,640	*	RightNow Technologies, Inc	449
774,362		Robert Half International, Inc	20,877
179,893		Rollins, Inc	3,346
435,387	*	RSA Security, Inc	6,901
398,741	*	S1 Corp	2,767
139,059	*	SafeNet, Inc	4,076
59,798	*	SAFLINK Corp	131
2,843,594		Sage Group plc	10,814
72,180	e*	Salesforce.com, Inc	1,082
19,200		Sanix, Inc	130
566,047	e	SAP AG.	91,450
489,856	*	Sapient Corp	3,598
475,164	*	Scansoft, Inc	1,768
434,602		Secom Co Ltd	18,122
217,250	*	Secure Computing Corp	1,862
614,218	e	Securitas AB (B Shs)	9,854
287,932	*	Seebeyond Technology Corp	910
173,090		Seiko Epson Corp	6,441
204,750		Serco Group plc	945
161,107	*	Serena Software, Inc	3,828
1,689,491		Servicemaster Co	22,808
5,443	e	SGS S.A.	3,936
1	*	Shopping.com Ltd	0
32,783	*	SI International, Inc	906
2,410,308	*	Siebel Systems, Inc	22,006
308,574	*	Sitel Corp	605
39,689	*	SM&A	328
68,642		Societe Des Autoroutes Paris-Rhin-Rhone	3,845
46,238	*	SoftBrands, Inc	82
2,803		Software AG. (Br)	92
153,353	e*	Sohu.com, Inc	2,696
344,267	*	SonicWALL, Inc	1,752
421,758	*	Sotheby's Holdings, Inc (Class A)	7,153
115,054	*	Source Interlink Cos, Inc	1,294
366,531	*	Spherion Corp	2,745
84,021	*	SPSS, Inc	1,461
204,000		Square Enix Co Ltd	6,275
81,502	*	SRA International, Inc (Class A)	4,910
82,349		SS&C Technologies, Inc	1,878
68,113		Startek, Inc	1,144
118,173	*	Stellent, Inc	994
53,565	e*	Stratasys, Inc	1,517
202,300		Sumisho Lease Co Ltd	7,547
26,891,276	e*	Sun Microsystems, Inc	108,641
1,623,971	*	SunGard Data Systems, Inc	56,027
220,190	*	SupportSoft, Inc	1,163
566,954	*	Sybase, Inc	10,466
3,310		Sydbank a/s	67
151,871	*	Sykes Enterprises, Inc	1,043
4,858,239	*	Symantec Corp	103,626
37,006	*	SYNNEX Corp	645
960,542	*	Synopsys, Inc	17,386
61,745	*	Synplicity, Inc	346
43,484		Syntel, Inc	770
277,056	*	Take-Two Interactive Software, Inc	10,833
125,645		Talx Corp	2,282
195,126		Tata Consultancy Services Ltd	6,403
329,688	*	TeleTech Holdings, Inc	4,260
22,996	*	TheStreet.com, Inc	99
341,137	e	Thomson Corp	11,439
246,012	*	THQ, Inc	6,923
1,082,681	*	TIBCO Software, Inc	8,066

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

106,009	*	Tier Technologies, Inc (Class B)	$781
286,074	e	Tietoenator Corp	9,804
115,557	e	TIS, Inc	4,527
431,992	e*	Tiscali S.p.A.	1,538
1,021,180	*	Titan Corp	18,545
23,288	*	TNS, Inc	418
1,159,327	e	Tokyu Corp	6,059
234,346		Total System Services, Inc	5,856
106,302	*	TradeStation Group, Inc	642
2,400		Trans Cosmos, Inc	91
304,509	*	Transaction Systems Architects, Inc	7,049
27,873	e*	Travelzoo, Inc	1,386
290,200		Trend Micro, Inc	12,508
759	*	Tripos, Inc	3
237,774	*	Trizetto Group, Inc	2,214
132,593		Trustreet Properties, Inc	2,041
274,249	*	Tumbleweed Communications Corp	757
237,716	*	Tyler Technologies, Inc	1,809
90,616	*	Ultimate Software Group, Inc	1,448
2,398,531	*	Unisys Corp	16,934
483,812	*	United Online, Inc	5,066
265,609	*	United Rentals, Inc	5,368
161,734	*	Universal Compression Holdings, Inc	6,125
551,502	*	Valueclick, Inc	5,851
140,928	*	Vastera, Inc	413
67,706	*	Verint Systems, Inc	2,366
1,839,002	*	VeriSign, Inc	52,779
3,145,043	*	Veritas Software Corp	73,028
240,986	*	Verity, Inc	2,277
51,897	e*	Vertrue, Inc	1,839
127,090		Viad Corp	3,419
1,495,579	*	Vignette Corp	1,959
99,355	*	Vitria Technology, Inc	344
52,461	*	Volt Information Sciences, Inc	1,267
204,796	*	WatchGuard Technologies, Inc	661
192,697	*	WebEx Communications, Inc	4,160
1,716,385	e*	WebMD Corp	14,589
278,986	*	webMethods, Inc	1,529
182,317	*	Websense, Inc	9,809
25,540	*	WebSideStory, Inc	313
437,863	*	Westwood One, Inc	8,911
2,564,095		Wharf Holdings Ltd	8,104
462,473	*	Wind River Systems, Inc	6,974
176,747	*	Witness Systems, Inc	3,102
524,610	e	WM-Data AB (B Shs)	1,303
500	*	Works Applications Co Ltd	542
1,000	*	Works Applications Co Ltd (When Issued)	1,056
3,634,045		WPP Group plc	41,373
2,496	e*	Yahoo! Japan Corp	5,857
2,357	e*	Yahoo! Japan Corp (When Issued)	5,553
6,982,953	*	Yahoo!, Inc	236,722
121,942	e*	Zix Corp	456
111,200			0

		TOTAL BUSINESS SERVICES	6,096,442

CHEMICALS AND ALLIED PRODUCTS - 10.18%
8,966,776		Abbott Laboratories	418,031
487,496	e*	Abgenix, Inc	3,412
105,674	*	Able Laboratories, Inc	2,479
150,996		Aceto Corp	1,120
1,127	*	Active Biotech AB	7

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

272,647	*	Adolor Corp	$2,710
11,965	*	Advancis Pharmaceutical Corp	44
658,105	*	Agrium, Inc	12,060
1,580,134		Air Products & Chemicals, Inc	100,007
1,700,597	e	Akzo Nobel NV	77,843
139,135	*	Albany Molecular Research, Inc	1,430
377,504		Albemarle Corp	13,726
397,214		Alberto-Culver Co	19,011
157,977	e*	Alexion Pharmaceuticals, Inc	3,423
9,200	e	Alfresa Holdings Corp	381
521,274	*	Alkermes, Inc	5,411
879,501		Allergan, Inc	61,099
660,742		Alpharma, Inc (Class A)	8,140
45,100	e*	Alteon, Inc	27
95,737	e*	American Pharmaceutical Partners, Inc	4,953
28,408	e	American Vanguard Corp	1,275
9,145,835	*	Amgen, Inc	532,379
581,749	*	Amylin Pharmaceuticals, Inc	10,175
2,475,572	*	Andrx Corp	56,121
82,021	*	Angiotech Pharmaceuticals	1,264
97,623	e*	Aphton Corp	124
189,323		Arch Chemicals, Inc	5,390
56,449	e*	Arena Pharmaceuticals, Inc	285
231,772	*	Array Biopharma, Inc	1,625
13,000		Asahi Denka Co Ltd	135
2,042,358		Asahi Kasei Corp	10,082
923,886		Astellas Pharma, Inc	31,355
75,000		AstraZeneca plc (Spon ADR)	2,965
2,772,671		AstraZeneca plc (United Kingdom)	109,290
229,593	e*	Atherogenics, Inc	3,005
6,433		Auriga Industries	154
447,567	e*	Avant Immunotherapeutics, Inc	730
551,641		Avery Dennison Corp	34,163
29,949	e*	AVI BioPharma, Inc	75
3,191,158		Avon Products, Inc	137,028
611,166	*	Barr Pharmaceuticals, Inc	29,843
41,220	*	Barrier Therapeutics, Inc	638
891,120	e	BASF AG.	63,339
1,046	*	Basilea Pharmaceutica	79
1,014,615	e	Bayer AG.	33,586
7,801	e	Beiersdorf AG.	873
84,903	*	Benthley Pharmaceuticals, Inc	625
97,423	*	BioCryst Pharmaceuticals, Inc	449
198,253	*	Bioenvision, Inc	1,140
2,071,515	e*	Biogen Idec, Inc	71,488
376,092	e*	BioMarin Pharmaceutical, Inc	1,937
52,704		BioMerieux	2,338
1,210	e*	Biopure Corp	0
82,116	e*	Biosite, Inc	4,272
614,566	*	Biovail Corp (Canada)	9,245
250,444		BOC Group plc	4,822
105,148	*	Bone Care International, Inc	2,728
584,298		Boots Group plc	6,884
87,723	e*	Bradley Pharmaceuticals, Inc	839
9,558,126		Bristol-Myers Squibb Co	243,350
22,297		British Vita plc	149
415,948		Cabot Corp	13,905
204,491		Calgon Carbon Corp	1,746
141,168		Cambrex Corp	3,007
72,668	e*	CancerVax Corp	479
71,355	*	Caraco Pharmaceutical Laboratories Ltd	584
1,051,835	*	Celanese Corp (Series A)	18,923
258,523	e*	Cell Genesys, Inc	1,171

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

363,309	e*	Cell Therapeutics, Inc	$1,304
303,362	*	Cephalon, Inc	14,206
472,466	*	Charles River Laboratories International, Inc	22,225
103,113	*	Chattem, Inc	4,585
548,635	*	Chiron Corp	19,235
134,300		Chugai Pharmaceutical Co Ltd	2,068
316,077		Church & Dwight Co, Inc	11,211
102,000	*	CK Life Sciences International Holdings, Inc	14
1,296,463		Clorox Co	81,664
3,584,722		Colgate-Palmolive Co	187,015
6,701	*	Collagenex Pharmaceuticals, Inc	31
83,736	*	Columbia Laboratories, Inc	160
321,537	*	Connetics Corp	8,132
23,596	*	Corcept Therapeutics, Inc	107
35,733	e*	Corgentech, Inc	83
343,316	e*	Corixa Corp	1,054
679,089	e	Crompton Corp	9,915
2,564	*	Crucell	34
507,419		CSL Ltd	13,416
291,496	*	Cubist Pharmaceuticals, Inc	3,096
296,205	*	Curis, Inc	1,060
232,365	*	Cypress Bioscience, Inc	2,124
274,862		Cytec Industries, Inc	14,911
129,055	e*	Cytogen Corp	747
46,697	*	Cytokinetics, Inc	306
233,836	*	Dade Behring Holdings, Inc	13,780
1,688,779	e	Daicel Chemical Industries Ltd	9,315
377,050	e	Daiichi Pharmaceutical Co Ltd	8,848
250,000		Dainippon Ink & Chemicals, Inc	685
390,191	e*	Dendreon Corp	2,127
376,000		Denki Kagaku Kogyo KK	1,364
145,992		Diagnostic Products Corp	7,051
84,355	*	Digene Corp	1,750
296,976	e*	Discovery Laboratories, Inc	1,672
121,419	*	Dov Pharmaceutical, Inc	1,661
5,010,117		Dow Chemical Co	249,754
97,816		DSM NV	6,909
6,741,048		Du Pont (E.I.) de Nemours & Co	345,411
195,972	e*	Durect Corp	713
100,857	*	Dusa Pharmaceuticals, Inc	880
9,397	*	Dynavax Technologies Corp	44
730,728		Eastman Chemical Co	43,113
1,096,907		Ecolab, Inc	36,253
349,583		Eisai Co Ltd	11,897
464,275	*	Elan Corp plc	1,448
223,297	e*	Elan Corp plc (Spon ADR)	723
119,549	*	Elizabeth Arden, Inc	2,838
351,352	*	Encysive Pharmaceuticals, Inc	3,591
730,239		Engelhard Corp	21,929
325,146	*	Enzon, Inc	3,313
154,177	*	Eon Labs, Inc	4,662
140,067	*	EPIX Pharmaceuticals, Inc	980
959,701		Estee Lauder Cos (Class A)	43,167
43,796	*	Eyetech Pharmaceuticals, Inc	1,204
258,685		Ferro Corp	4,868
307,392	*	First Horizon Pharmaceutical	5,189
255,350	*	FMC Corp	13,648
2,699,060	*	Forest Laboratories, Inc	99,730
386,749	*	Genaera Corp	882
468,375	*	Genelabs Technologies	281
2,428,005	e*	Genentech, Inc	137,449
1,400,000	f,v*	Genesoft Series C Financing	7,000
500,000	f,v*	Genesoft Series D Financing	2,000

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

641,653	e*	Genta, Inc	$725
1,472,349	*	Genzyme Corp	84,277
230,291		Georgia Gulf Corp	10,589
280,523	e*	Geron Corp	1,714
3,487,809	*	Gilead Sciences, Inc	124,864
6,460,603		Gillette Co	326,131
6,026	e	Givaudan S.A. (Regd)	3,883
11,811,202		GlaxoSmithKline plc	270,723
452,200		GlaxoSmithKline plc (ADR)	20,765
1,375,000	*	Global Bio-Chem Technology Group Co Ltd Wts 05/31/07	46
301,992		Great Lakes Chemical Corp	9,700
51,056	e*	GTC Biotherapeutics, Inc	54
29,883	e*	GTx, Inc	272
194,621	e*	Guilford Pharmaceuticals, Inc	448
367,084		H.B. Fuller Co	10,645
127,000		Hitachi Chemical Co Ltd	2,275
1,178	*	Hi-Tech Pharmacal Co, Inc	26
84,191	e*	Hollis-Eden Pharmaceuticals	593
984,699	*	Hospira, Inc	31,776
794,968	*	Human Genome Sciences, Inc	7,330
221,586	*	Huntsman Corp	5,167
286,960	*	ICOS Corp	6,445
26,455	*	Idenix Pharmaceuticals, Inc	525
162,460	*	Idexx Laboratories, Inc	8,799
443,540	*	ImClone Systems, Inc	15,302
278,766	*	Immucor, Inc	8,416
266,053	*	Immunogen, Inc	1,391
271,116	e*	Immunomedics, Inc	659
308,469	e*	Impax Laboratories, Inc	4,936
2,516,021		Imperial Chemical Industries plc	12,718
502,152	*	Indevus Pharmaceuticals, Inc	1,396
297,980	*	Inkine Pharmaceutical Co	924
244,599	*	Inspire Pharmaceuticals, Inc	1,996
30,368	e	Inter Parfums, Inc	437
185,964	*	InterMune, Inc	2,046
420,383		International Flavors & Fragrances, Inc	16,605
77,350	*	Inverness Medical Innovations, Inc	1,818
358,398	*	Invitrogen Corp	24,801
120,171		Ishihara Sangyo Kaisha Ltd	279
301,507	e*	Isis Pharmaceuticals, Inc	1,167
128,038	e*	Isolagen, Inc	805
2,023,166	*	IVAX Corp	39,998
741,300		JSR Corp	14,658
33,300	e	Kaken Pharmaceutical Co Ltd	230
1,033,541		Kaneka Corp	11,441
84,000		Kansai Paint Co Ltd	521
408,029		Kao Corp	9,403
1,227,551	*	King Pharmaceuticals, Inc	10,201
781,000		Kingboard Chemical Holdings Ltd	2,333
101,000	*	Kingboard Chemical Holdings Ltd Wts 12/31/06	82
148,825	*	Kos Pharmaceuticals, Inc	6,203
325,782	e	Kose Corp	12,488
27,881		Kronos Worldwide, Inc	1,185
226,506	*	KV Pharmaceutical Co (Class A)	5,255
1,300,000		Kyowa Hakko Kogyo Co Ltd	9,978
127,568	e*	La Jolla Pharmaceutical Co	89
95,340	e	L'Air Liquide S.A.	17,583
38,059	*	Lannett Co, Inc	240
55,119	*	Lanxess	1,139
298,250		LG Chem Ltd	12,042
471,581	e*	Ligand Pharmaceuticals, Inc (Class B)	2,702
5,745,992		Lilly (Eli) & Co	299,366
3,500,000	*	LMA International NV	1,910

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

560,117		Lonza Group AG. (Regd)	$34,399
379,054	e	L'Oreal S.A.	30,420
1,255,577		Lyondell Chemical Co	35,056
230,509		MacDermid, Inc	7,492
137,631	e	Mannatech, Inc	2,691
58,553	*	MannKind Corp	833
33,110	e*	Marshall Edwards, Inc	276
274,553	*	Martek Biosciences Corp	15,976
641,741	*	Medarex, Inc	4,576
235,500	e	MEDICEO Holdings Co Ltd	3,138
348,516	*	Medicines Co	7,897
364,316		Medicis Pharmaceutical Corp (Class A)	10,922
1,357,496	*	MedImmune, Inc	32,322
17,290,664		Merck & Co, Inc	559,699
898,733	e	Merck KGaA	64,242
27,574		Meridian Bioscience, Inc	411
620,519		Methanex Corp	11,955
449,684	*	MGI Pharma, Inc	11,364
1,850,724	*	Millennium Pharmaceuticals, Inc	15,583
131,506		Minerals Technologies, Inc	8,650
3,029,818		Mitsubishi Chemical Corp	9,688
1,213,540		Mitsubishi Gas Chemical Co, Inc	5,707
286,000		Mitsui Chemicals, Inc	1,602
5,728	*	Momenta Pharmaceuticals, Inc	49
1,893,102		Monsanto Co	122,105
788,733	*	Mosaic Co	13,456
1,244,835	e	Mylan Laboratories, Inc	22,058
128,991	e*	Myogen, Inc	1,018
371,999	*	Nabi Biopharmaceuticals	4,643
182,300	*	Nalco Holding Co	3,433
87,342		Nature's Sunshine Products, Inc	1,500
290,146	*	NBTY, Inc	7,280
725,592	*	Nektar Therapeutics	10,115
115,637	*	Neose Technologies, Inc	298
170,814	*	Neurocrine Biosciences, Inc	6,501
165,240	*	Neurogen Corp	1,170
115,469	*	NewMarket Corp	2,148
280,000	*	Nippon Chemiphar Co Ltd	1,325
50,000		Nippon Kayaku Co Ltd	290
1,145,000		Nippon Paint Co Ltd	4,250
17,000		Nippon Shinyaku Co Ltd	144
592,562		Nippon Shokubai Co Ltd	5,374
67,000		Nissan Chemical Industries Ltd	579
87,100	e*	NitroMed, Inc	1,508
70,974	*	NL Industries, Inc	1,639
130,519	e*	Northfield Laboratories, Inc	1,468
327,446		Nova Chemicals Corp	13,982
6,179,238	e	Novartis AG. (Regd)	289,287
144,176	*	Noven Pharmaceuticals, Inc	2,445
318,167	e	Novo Nordisk a/s (B Shs)	17,762
3,395		Novozymes a/s	167
217,351	*	NPS Pharmaceuticals, Inc	2,743
55,995	*	Nutraceutical International Corp	888
278,434	*	Nuvelo, Inc	1,810
89,717		Octel Corp	1,662
423,331		Olin Corp	9,440
267,902	*	OM Group, Inc	8,150
11,694		Omega Pharma S.A.	605
326,776	*	Omnova Solutions, Inc	1,755
205,381	*	Onyx Pharmaceuticals, Inc	6,439
2,511		OPG Groep NV	161
238,370	*	OraSure Technologies, Inc	1,754
889,966		Orica Ltd	12,564

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

53,439	e	Orion Oyj	$821
773,243	e*	OSI Pharmaceuticals, Inc	31,966
190,860	*	Pain Therapeutics, Inc	970
385,979	*	Palatin Technologies, Inc	903
226,426	*	Par Pharmaceutical Cos, Inc	7,572
95,245	*	Penwest Pharmaceuticals Co	1,177
728,092	e*	Peregrine Pharmaceuticals, Inc	1,070
57,551	*	PetMed Express, Inc	426
49,583,394		Pfizer, Inc	1,302,556
15,233	*	Pharmacopeia Drug Discovery, Inc	77
122,390	e*	Pharmacyclics, Inc	983
97,745	*	Pharmion Corp	2,835
152,706		PolyMedica Corp	4,850
558,871	*	PolyOne Corp	4,963
137,068	*	Pozen, Inc	714
889,551		PPG Industries, Inc	63,621
291,748	e*	Praecis Pharmaceuticals, Inc	306
1,711,970		Praxair, Inc	81,935
401,195	*	Prestige Brands Holdings, Inc	7,081
15,965,739		Procter & Gamble Co	846,184
72,455	*	Progenics Pharmaceuticals	1,218
510,333	*	Protein Design Labs, Inc	8,160
62,000	e*	Qiagen NV	736
218,786	*	QLT, Inc	2,801
35,380	*	QLT, Inc (Frankfurt)	455
46,574		Quaker Chemical Corp	957
222,040	*	Quidel Corp	868
277,403		Ranbaxy Laboratories Ltd	6,377
2,535,954		Reckitt Benckiser plc	80,600
45,832	e*	Renovis, Inc	370
846,790	*	Revlon, Inc (Class A)	2,439
29,526,322	e*	Rhodia S.A.	57,177
1,734,298	e	Rhodia S.A. (Spon ADR)	3,711
9,570	e	Roche Holding AG.	1,209
1,304,823	e	Roche Holding AG. (Genusscheine)	140,346
1,524,263		Rohm & Haas Co	73,165
673,974		RPM International, Inc	12,320
219,340	*	Salix Pharmaceuticals Ltd	3,617
883,026	e	Sankyo Co Ltd	18,658
3,000,309	e	Sanofi-Aventis	253,653
171,370		Sanofi-Aventis (ADR)	7,256
46,812	*	Santarus, Inc	228
704,900		Sanyo Chemical Industries Ltd	5,470
95,000	e	Sawai Pharmaceutical Co Ltd	2,833
349,489	e	Schering AG.	23,238
11,416,220		Schering-Plough Corp	207,204
259,268	*	Sciclone Pharmaceuticals, Inc	736
136,397	*	Scotts Miracle-Gro Co (Class A)	9,579
1,414,699		Sekisui Chemical Co Ltd	10,303
1,873,655	*	Sepracor, Inc	107,567
216,262	*	Serologicals Corp	5,285
8,505	e	Serono S.A. (B Shs)	6,194
769,939		Sherwin-Williams Co	33,870
885,216		Shin-Etsu Chemical Co Ltd	33,601
666,264		Shionogi & Co Ltd	9,207
350,009	e	Shiseido Co Ltd	4,630
1,234,000	e	Showa Denko KK	3,242
12,903		Sigma Co Ltd	87
472,398		Sigma-Aldrich Corp	28,934
39,281	e*	Sirna Therapeutics, Inc	115
23,364	*	Skyepharma plc	24
220,206	b*	Solutia, Inc	291
90,379	e	Solvay S.A.	10,801

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

7,907	*	Sorin S.p.A.	$25
30,162		Stepan Co	709
252,000	e	Sumitomo Bakelite Co Ltd	1,576
1,952,140	e	Sumitomo Chemical Co Ltd	9,673
287,691	e*	SuperGen, Inc	1,398
87,610	e*	SurModics, Inc	2,796
116,520		Suzuken Co Ltd	2,876
461,254	e	Taisho Pharmaceutical Co Ltd	9,832
110,000		Taiyo Nippon Sanso Corp	646
1,993,094		Takeda Pharmaceutical Co Ltd	95,220
150,487	*	Tanox, Inc	1,445
5,028,925		Teijin Ltd	21,534
35,711	*	Tercica, Inc	272
305,092	e*	Terra Industries, Inc	2,368
409,854		Teva Pharmaceutical Industries Ltd (Spon ADR)	12,705
893,948	*	Theravance, Inc	16,315
250,541	*	Third Wave Technologies, Inc	1,443
42,000		Toagosei Co Ltd	155
1,210,134		Toray Industries, Inc	5,442
1,503,000		Tosoh Corp	7,448
10,000		Tsumura & Co	155
56,423	*	UAP Holding Corp	908
330,000		UBE Industries Ltd	682
138,388		UCB S.A.	6,714
26,623	*	Unifi, Inc	89
10,912		United Drug plc	49
123,452	*	United Therapeutics Corp	5,641
73,737	e*	USANA Health Sciences, Inc	3,488
517,947		USEC, Inc	8,432
522,119	e	Valeant Pharmaceuticals International	11,758
369,225		Valspar Corp	17,184
24,671	e*	Vaxgen, Inc	308
505,931	*	VCA Antech, Inc	10,235
459,776	*	Vertex Pharmaceuticals, Inc	4,304
293,475	*	Vicuron Pharmaceuticals, Inc	4,625
330,125	*	Vion Pharmaceuticals, Inc	941
17,594	*	Virbac Corp	62
191,788	*	ViroLogic, Inc (Rts)	59
518,626	*	Watson Pharmaceuticals, Inc	15,937
186,222		Wellman, Inc	2,693
498,068		Wesfarmers Ltd	15,311
173,432		West Pharmaceutical Services, Inc	4,145
50,450		Westlake Chemical Corp	1,632
52	b*	Women First Healthcare, Inc	0
409,212	b*	WR Grace & Co	3,486
12,438,516		Wyeth	524,657
70,900	e	Zeltia S.A.	595
268,408	*	Zila, Inc	1,084
137,663	*	Zymogenetics, Inc	2,101

		TOTAL CHEMICALS AND ALLIED PRODUCTS	11,011,279

COAL MINING - 0.09%
232,697	*	Alpha Natural Resources, Inc	6,671
320,769		Arch Coal, Inc	13,796
575,037		Consol Energy, Inc	27,038
391,199		Massey Energy Co	15,664
662,226		Peabody Energy Corp	30,701
2,953,866	*	Semirara Mining Corp	2,044
18,336	*	Westmoreland Coal Co	461

		TOTAL COAL MINING	96,375

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

COMMUNICATIONS - 5.19%
14,465	*	Acme Communication, Inc	$76
233,739	*	Airspan Networks, Inc	1,194
624,585	e*	Alamosa Holdings, Inc	7,289
30,730		Alaska Communications Systems Group, Inc	309
1,769,174		Alltel Corp	97,039
1,179,791	*	American Tower Corp (Class A)	21,508
208,818	e	Antena 3 Television S.A.	17,084
5,606,610		AT&T Corp	105,124
2,809,630	*	Avaya, Inc	32,816
450,275	*	BCE, Inc	11,258
44,817	*	Beasley Broadcast Group, Inc (Class A)	797
314,311	e	Belgacom S.A.	13,031
15,254,880		BellSouth Corp	401,051
162,778	*	Boston Communications Group	1,159
11,253,368		British Sky Broadcasting Group plc	123,440
17,356,495		BT Group plc	67,397
5,074,895		Cable & Wireless plc	12,394
1,104,415	*	Cablevision Systems Corp (Class A)	30,979
108,838	*	Centennial Communications Corp	1,181
916,254		CenturyTel, Inc	30,090
1,883,436		Cesky Telecom AS	35,415
1,652,385	e*	Charter Communications, Inc (Class A)	2,644
900,000		China Netcom Group Corp Hong Kong Ltd	1,264
1,460,000		Chunghwa Telecom Co Ltd	3,021
1,671,100	*	Cincinnati Bell, Inc	7,102
285,892	*	Citadel Broadcasting Corp	3,925
4,134,542		Clear Channel Communications, Inc	142,518
25,591	*	Colt Telecom Group plc	24
8,624,235	*	Comcast Corp (Class A)	291,327
3,812,760	*	Comcast Corp (Special Class A)	127,346
157,564	*	Commonwealth Telephone Enterprises, Inc	7,428
798,000		COMSYS Holdings Corp	6,707
336,998		Cosmote Mobile Telecommunications S.A.	5,965
181,402	*	Cox Radio, Inc (Class A)	3,049
1,391,015	*	Crown Castle International Corp	22,340
109,847	*	Crown Media Holdings, Inc (Class A)	990
115,071		CT Communications, Inc	1,212
311,552	*	Cumulus Media, Inc (Class A)	4,440
75,614		D&E Communications, Inc	690
14,000		Denki Kogyo Co Ltd	79
4,015,697	e	Deutsche Telekom AG. (Regd)	80,373
101,074	e*	Digital Generation Systems	130
3,706,792	*	DIRECTV Group, Inc	53,452
672,462	e*	Dobson Communications Corp (Class A)	1,358
1,383,083		EchoStar Communications Corp (Class A)	40,455
400,661		Eircom Group plc	1,057
2,787	e	Elcoteq Network Corp (A Shs)	56
413,395	e	Elisa Oyj	7,038
285,350	*	Emmis Communications Corp (Class A)	5,484
266,054	*	Entercom Communications Corp	9,450
264,483	*	Entravision Communications Corp (Class A)	2,346
13,068	*	Equant NV	73
32,551,901	e	Ericsson (LM) (B Shs)	91,973
36,005	*	Fisher Communications, Inc	1,862
2,500	v*	Focal Communications Corp	0
625,672	*	Foundry Networks, Inc	6,194
3,116,017		France Telecom S.A.	93,549
876		Fuji Television Network, Inc	2,072
1,402,000	e	Fujikura Ltd	6,161
278,595	*	General Communication, Inc (Class A)	2,544

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

657,968	e	Gestevision Telecinco S.A.	$15,341
205,278		Global Payments, Inc	13,238
250,851	e	GN Store Nord	2,888
85,876	e	Golden Telecom, Inc	2,198
269,870		Gray Television, Inc	3,905
8,400		Gray Television, Inc (Class A)	110
186,979		Hearst-Argyle Television, Inc	4,768
40,331		Hellenic Telecommunications Organization S.A.	714
52,898		HickoryTech Corp	537
15,114	e	Hungarian Telephone & Cable	269
286,000	*	Hutchison Global Communications Holdings Ltd	16
511,000	*	Hutchison Telecommunications International Ltd	488
1,706,010	e*	IAC/InterActiveCorp	37,993
853		i-CABLE Communications Ltd	0
165,187	*	IDT Corp	2,346
150,266	*	IDT Corp (Class B)	2,222
5,625,000		Indosat Tbk PT	2,896
77,318	e*	InPhonic, Inc	1,756
260,653	*	Insight Communications Co, Inc	3,089
1,460,607	e*	Internap Network Services Corp	862
72,900		Iowa Telecommunications Services, Inc	1,422
10,749	*	ITC Deltacom, Inc	8
2,292,803		ITV plc	5,524
137,489	e*	j2 Global Communications, Inc	4,717
3		JSAT Corp	9
2,315	*	Jupiter Telecommunications Co	1,851
5,009		KDDI Corp	24,867
29,036		Kingston Communications plc	39
13,622,980		KPN NV	122,165
73,000		KT Freetel Co Ltd	1,535
3,789,254	e*	Level 3 Communications, Inc	7,806
99,912		Liberty Corp	4,051
903,996	*	Liberty Media International, Inc	39,541
4,070	*	Lightbridge, Inc	25
162,107	*	Lin TV Corp (Class A)	2,744
75,545	*	Lodgenet Entertainment Corp	1,423
255,412	*	Lucent Technologies Inc Wts 12/10/07	171
22,535,416	e*	Lucent Technologies, Inc	61,972
115,904	*	Marconi Corp plc	1,180
140,121	e*	Mastec, Inc	1,150
851,000		Maxis Communications Bhd	2,116
10,154	e*	McLeodUSA, Inc (Class A)	2
374,245	*	Mediacom Communications Corp	2,448
1,066,148		Mediaset S.p.A.	15,380
27,500	e*	Metro One Telecommunications, Inc	37
2,866		Mobilcom AG.	66
34,214		MobileOne Ltd	41
61,506	*	Modern Times Group AB (B Shs)	1,869
199,463	*	Net2Phone, Inc	321
102,004	e	News Corp	1,798
76,000		News Corp (CDI)	1,297
23,277	*	Nexstar Broadcasting Group, Inc	164
6,857,988	*	Nextel Communications, Inc (Class A)	194,904
808,850	*	Nextel Partners, Inc (Class A)	17,762
368,930	*	NII Holdings, Inc (Class B)	21,213
8,485		Nippon Telegraph & Telephone Corp	37,205
1,900,000	v	Nokia Oyj (Babyshares)	28,841
91,861		North Pittsburgh Systems, Inc	1,816
233,330	*	Novatel Wireless, Inc	2,508
413,744	*	NTL, Inc	26,343
7,865	*	NTL, Inc (CW11)	13
25,452		NTT DoCoMo, Inc	42,832
307,234		PanAmSat Holding Corp	5,223

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

246,699	*	Paxson Communications Corp	$170
1,374	e*	Pegasus Communications Corp	18
136,865	e	Philippine Long Distance Telephone (Spon ADR)	3,450
306,698		Portugal Telecom SGPS S.A. (Regd)	3,603
757,489	*	Premiere Global Services, Inc	8,575
266,762	*	Price Communications Corp	4,668
765,788	e*	Primus Telecommunications Group	1,202
9,935		PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	249
832,600	e	Publishing & Broadcasting Ltd	9,912
7,139,314	e*	Qwest Communications International, Inc	26,415
326,513	*	Radio One, Inc (Class A)	4,793
117,497	*	Radio One, Inc (Class D)	1,733
382,758	b,e,v*	RCN Corp	0
204,566	*	Regent Communications, Inc	1,094
265,234		Rogers Communications, Inc (Class B)	7,219
1,814		Roularta Media Group NV	130
89,635	*	Saga Communications, Inc (Class A)	1,443
57,614	*	Salem Communications Corp (Class A)	1,187
18,583,437		SBC Communications, Inc	440,242
8,147,672		Seat Pagine Gialle S.p.A.	3,404
118,192	e	Shaw Communications, Inc	2,397
39,956		Shenandoah Telecom Co	1,239
1,258,600		Shin Corp PCL	1,263
255,724		Sinclair Broadcast Group, Inc (Class A)	2,053
8,084,660		Singapore Telecommunications Ltd	12,647
9,000		SK Telecom Co Ltd	1,516
113,529		Sky Network Television Ltd	520
6,828	e	SKY Perfect Communications, Inc	5,324
42,000		SmarTone Telecommunications Holding Ltd	46
11,405	e	Societe Television Francaise 1 (T.F.1)	362
14,415	e*	Sogecable S.A.	579
2,479	*	SONAECOM - SGPS S.A.	13
206,074	*	Spanish Broadcasting System, Inc (Class A)	2,114
204,345	*	Spectrasite, Inc	11,846
13,101,001		Sprint Corp	298,048
4,471	*	SR Telecom, Inc	3
88,612		SureWest Communications	2,043
18,755		Swisscom AG. (Regd)	6,900
161,136	e*	Talk America Holdings, Inc	1,039
166,975		Tandberg ASA	1,752
152,833	e	Tele2 AB (B Shs)	5,067
7,808,875	e	Telecom Corp of New Zealand Ltd	33,738
7,861,729	e	Telecom Italia S.p.A.	29,886
4,696,166	e	Telecom Italia S.p.A. (RNC)	14,724
9,495,460	e	Telefonica S.A.	165,860
7,408		Telefonica S.A. (Spon ADR)	385
448,091		Telekom Austria AG.	8,794
6,456,672		Telekomunikasi Indonesia Tbk PT	3,051
4,221,491	e	Telenor ASA	38,107
265,573		Telephone & Data Systems, Inc	21,671
663,300		Television Broadcasts Ltd	3,342
6,699,135	e	TeliaSonera AB	39,948
2,350,638	e	Telstra Corp Ltd	9,255
353,653		TELUS Corp	11,368
465,126		TELUS Corp (Non-Vote)	14,313
1,542,167	e*	Terremark Worldwide, Inc	1,002
518,433	e	TIM S.p.A.	3,480
340,348	*	Time Warner Telecom, Inc (Class A)	1,351
361,181	e*	Tivo, Inc	1,867
287,300		Tokyo Broadcasting System, Inc	5,614
210,622	*	Triton PCS Holdings, Inc (Class A)	468
84,353	*	U.S. Cellular Corp	3,849

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

526,795	*	Ubiquitel, Inc	$3,530
2,172,456	*	UnitedGlobalcom, Inc (Class A)	20,551
1,337,897	*	Univision Communications, Inc (Class A)	37,046
133,118	*	USA Mobility, Inc	4,313
66,667		Valor Communications Group, Inc	965
16,527,474		Verizon Communications, Inc	586,725
16,068	e*	Versatel Telecom International NV	36
863,974	e	Viacom, Inc (Class A)	30,274
11,186,714		Viacom, Inc (Class B)	389,633
136,324,423		Vodafone Group plc	361,926
74,794		Vodafone Group plc (Spon ADR)	1,987
6,573		Warwick Valley Telephone Co	142
120,903	*	West Corp	3,869
445,147	*	Western Wireless Corp (Class A)	16,898
286,399	*	Wireless Facilities, Inc	1,790
918,105	e*	XM Satellite Radio Holdings, Inc	28,920
116,152	*	Young Broadcasting, Inc (Class A)	1,004
3,030,891	e		0

		TOTAL COMMUNICATIONS	5,608,324

DEPOSITORY INSTITUTIONS - 11.23%
89,974		1st Source Corp	1,919
391,000		77 Bank Ltd	2,840
71,683		ABC Bancorp	1,211
3,300,577		ABN Amro Holding NV	82,103
62,546	*	ACE Cash Express, Inc	1,423
12,187		Adelaide Bank Ltd	104
820,321		Allied Irish Banks plc	17,218
471,495		Allied Irish Banks plc (United Kingdom)	9,896
474,442		Alpha Bank S.A.	16,069
14,425		American National Bankshares, Inc	347
56,702	*	AmericanWest Bancorp	1,093
900,000		AMMB Holdings Bhd	666
2,055,488	e	AmSouth Bancorp	53,340
136,737		Anchor Bancorp Wisconsin, Inc	3,844
348,276		Anglo Irish Bank Corp plc	8,745
54,712		Arrow Financial Corp	1,490
683,989		Associated Banc-Corp	21,361
614,032		Astoria Financial Corp	15,535
7,100		Atlantic Coast Federal	88
2,770,388	*	Australia & New Zealand Banking Group Ltd	44,189
5,424	*	Banc Corp	56
188,709	e	Banca Antonveneta S.p.A.	6,131
481,167	e	Banca Fideuram S.p.A.	2,467
12,144,739	e	Banca Intesa S.p.A.	61,873
2,299,893		Banca Intesa S.p.A. (Rnc)	10,596
1,966,545	e	Banca Monte dei Paschi di Siena S.p.A.	6,632
203,600	e*	Banca Nazionale del Lavoro S.p.A.	656
3,338		Banca Popolare dell'Etruria e del Lazio	79
633,190		Banca Popolare di Milano	6,069
27,099		Bancfirst Corp	1,870
102,132		Banche Popolari Unite Scrl	2,148
5,450,884	e	Banco Bilbao Vizcaya Argentaria S.A.	88,978
291,248		Banco BPI S.A. (Regd)	1,192
5,622,674		Banco Comercial Portugues S.A. (Regd)	15,346
89,358		Banco Espirito Santo S.A. (Regd)	1,556
1,015,994		Banco Popolare di Verona e Novara Scrl	19,001
166,508	e	Banco Popular Espanol	10,798
13,406,856	e	Banco Santander Central Hispano S.A.	163,613
473,939		Bancorpsouth, Inc	9,782
38,237		BancTrust Financial Group, Inc	774

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

83,556		Bank Austria Creditanstalt AG.	$8,253
602,662		Bank Mutual Corp	7,123
28,372,538		Bank of America Corp	1,251,229
1,498,975		Bank of East Asia Ltd	4,315
1,524,000	e	Bank of Fukuoka Ltd	9,589
81,719		Bank of Granite Corp	1,511
286,603		Bank of Hawaii Corp	12,972
609,562		Bank of Ireland (Dublin)	9,625
1,052,445		Bank of Ireland (London)	16,660
118,000	e	Bank of Kyoto Ltd	1,020
1,180,685	e	Bank of Montreal	54,826
4,864,951		Bank of New York Co, Inc	141,327
2,230,626	e	Bank of Nova Scotia	72,919
75,000		Bank of Okinawa Ltd	2,622
62,058	e	Bank of The Ozarks, Inc	1,970
100,000		Bank of the Ryukyus Ltd	2,510
2,614,527	e*	Bank of Yokohama Ltd	15,986
1,017	v*	Bank United Corp (Contingent Payment Rts)	0
436,537		BankAtlantic Bancorp, Inc (Class A)	7,596
166,307		BankUnited Financial Corp (Class A)	4,467
64,284		Banner Corp	1,734
11		Banque Nationale de Belgique	49
14,563,507		Barclays plc	148,879
12,989		Bay View Capital Corp	208
2,330,800	*	Bayerische Hypo-und Vereinsbank AG.	57,161
2,966,815		BB&T Corp	115,943
37,025		Berkshire Hills Bancorp, Inc	1,250
40,925	*	BFC Financial Corp	387
2,242,752	e	BNP Paribas	159,293
4,441,000		BOC Hong Kong Holdings Ltd	8,171
89,691	*	BOK Financial Corp	3,649
152,640		Boston Private Financial Holdings, Inc	3,625
48,295		Bryn Mawr Bank Corp	986
8,082		C&F Financial Corp	292
18,409		Camco Financial Corp	258
55,574		Camden National Corp	1,965
847,436	e	Canadian Imperial Bank of Commerce	51,385
55,976		Capital City Bank Group, Inc	2,268
28,501		Capital Corp of the West	1,325
22,868	*	Capital Crossing Bank	752
3,141,056		Capitalia S.p.A.	16,401
120,185		Capitol Federal Financial	4,163
97,882		Cascade Bancorp	1,900
309,899		Cathay General Bancorp	9,762
7,830	e	Cavalry Bancorp, Inc	168
16,456	e	Center Bancorp, Inc	205
58,966		Center Financial Corp	1,040
66,972	*	Central Coast Bancorp	1,123
178,706		Central Pacific Financial Corp	6,013
19,067		Century Bancorp, Inc (Class A)	547
48,330	e	CFS Bancorp, Inc	662
24,730		Charter Financial Corp	825
157,137		Chemical Financial Corp	5,108
901,540	e	Chiba Bank Ltd	5,850
274,810		Chittenden Corp	7,164
36,348,032		Citigroup, Inc	1,633,481
1,900	*	Citigroup, Inc (Litigation Wts)	3
263,914		Citizens Banking Corp	7,749
53,791		Citizens First Bancorp, Inc	1,202
26,553		Citizens South Banking Corp	363
50,366		City Bank	1,629
122,016		City Holding Co	3,604
208,250		City National Corp	14,540

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

32,728		Clifton Savings Bancorp, Inc	$367
20,672	e	CNB Financial Corp	307
92,341		Coastal Financial Corp	1,389
87,476		CoBiz, Inc	1,695
708,258		Colonial Bancgroup, Inc	14,533
41,931		Columbia Bancorp	1,336
19,423		Columbia Bancorp (Oregon)	345
110,451		Columbia Banking System, Inc	2,623
960,820		Comerica, Inc	52,922
619,414		Commerce Bancorp, Inc	20,112
307,557		Commerce Bancshares, Inc	14,824
25,000	*	Commercial Bank of Greece	662
20,061		Commercial Bankshares, Inc	782
258,296		Commercial Capital Bancorp, Inc	5,256
337,677		Commercial Federal Corp	9,337
640,368	e	Commerzbank AG.	13,932
1,697,711		Commonwealth Bank of Australia	45,912
21,139		Community Bank of North Virginia	426
164,038		Community Bank System, Inc	3,758
95,666		Community Trust Bancorp, Inc	2,756
628,952		Compass Bancshares, Inc	28,554
127,640		Corus Bankshares, Inc	6,087
1,268,649	e	Credit Agricole S.A.	34,575
2,128,623	e	Credit Suisse Group	91,706
277,011		Cullen/Frost Bankers, Inc	12,507
284,229		CVB Financial Corp	5,156
584,700		DAH Sing Financial	3,726
896,731	e	Danske Bank a/s	26,086
2,725,723		DBS Group Holdings Ltd	24,625
2,108,614		Depfa Bank plc	33,434
1,418,898	e	Deutsche Bank AG. (Regd)	122,723
1,386,276	e	Dexia	33,061
207,993		Dime Community Bancshares	3,161
1,043,945	e	DNB NOR Holding ASA	10,705
142,723		Downey Financial Corp	8,782
313,878		East West Bancorp, Inc	11,588
10,647		Eastern Virginia Bankshares, Inc	244
177,657		EFG Eurobank Ergasias S.A.	5,481
410,358		Erste Bank Der Oesterreichischen Sparkassen AG.	21,520
27,452		ESB Financial Corp	373
49,418	*	EuroBancshares, Inc	836
136,836	e*	Euronet Worldwide, Inc	3,907
10,824		Exchange National Bancshares, Inc	314
38,620		Farmers Capital Bank Corp	1,305
126,970		Fidelity Bankshares, Inc	2,918
3,375,578	e	Fifth Third Bancorp	145,082
53,730		Financial Institutions, Inc	1,064
1,046,554		FinecoGroup S.p.A.	9,249
75,350		First Bancorp (North Carolina)	1,706
269,735		First Bancorp (Puerto Rico)	11,396
84,791		First Busey Corp (Class A)	1,641
186,543		First Charter Corp	4,214
7,634	e	First Citizens Banc Corp	181
41,988		First Citizens Bancshares, Inc (Class A)	6,146
384,358		First Commonwealth Financial Corp	5,266
95,444		First Community Bancorp	4,228
67,760		First Community Bancshares, Inc	1,902
216,339		First Financial Bancorp	3,948
90,336		First Financial Bankshares, Inc	4,032
94,219		First Financial Corp (Indiana)	2,784
84,205		First Financial Holdings, Inc	2,339
5,465		First Financial Service Corp	142
731,822		First Horizon National Corp	29,851

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

18,977		First M & F Corp	$648
113,547		First Merchants Corp	2,941
335,825		First Midwest Bancorp, Inc	10,908
41,608		First Oak Brook Bancshares, Inc	1,219
21,092		First of Long Island Corp	893
171,344		First Republic Bank	5,546
28,363	e	First South Bancorp, Inc	803
100,979		First State Bancorp	1,714
12,964		First United Corp	261
290		Firstbank Corp	7
117,682	*	FirstFed Financial Corp	6,003
408,594		FirstMerit Corp	10,934
16,388	e	Flag Financial Corp	244
203,886	e	Flagstar Bancorp, Inc	3,986
104,525		Flushing Financial Corp	1,902
18,327		FMS Financial Corp	361
354,058	e	FNB Corp	6,780
47,497		FNB Corp (Virginia)	1,224
8,002		FNB Corp, Inc (North Carolina)	160
21,936		Foothill Independent Bancorp	553
933		Forstaedernes Bank a/s	79
2,480,560	e	Fortis	70,860
462,027	*	Fortis (Strip Vvpr)	12
33,488	*	Franklin Bank Corp	578
110,244		Frontier Financial Corp	4,178
641,245		Fulton Financial Corp	13,973
43,921		GB&T Bancshares, Inc	951
170,826		Glacier Bancorp, Inc	5,210
267,955		Gold Banc Corp, Inc	3,759
1,498,803		Golden West Financial Corp	90,678
71,450		Great Southern Bancorp, Inc	2,320
731,616		Greater Bay Bancorp	17,859
15,121		Greater Community Bancorp	242
3,574		Greene County Bancshares, Inc	93
194,934		Hancock Holding Co	6,335
3,436,094		Hang Seng Bank Ltd	45,598
157,915		Hanmi Financial Corp	2,613
123,582		Harbor Florida Bancshares, Inc	4,214
166,067		Harleysville National Corp	3,529
60,937		Heartland Financial U.S.A., Inc	1,210
45,338		Heritage Commerce Corp	836
12,197		Heritage Financial Corp	274
928,207		Hibernia Corp (Class A)	29,712
734,000		Hong Leong Bank BHD	1,004
56,663		Horizon Financial Corp	1,064
3,971,478		HSBC Holdings plc (Hong Kong)	63,142
19,719,210		HSBC Holdings plc (United Kingdom)	311,878
405,631		Hudson City Bancorp, Inc	14,826
221,355		Hudson United Bancorp	7,803
1,197,261		Huntington Bancshares, Inc	28,615
43,400		IberiaBank Corp	2,442
13,136		IBT Bancorp, Inc	585
408,889		Independence Community Bank Corp	15,947
91,332		Independent Bank Corp (Massachusetts)	2,649
116,159		Independent Bank Corp (Michigan)	3,342
296,816		IndyMac Bancorp, Inc	10,092
90,000		Integra Bank Corp	1,993
98,743		Interchange Financial Services Corp	1,703
202,798		International Bancshares Corp	7,031
96,847		Irwin Financial Corp	2,229
33,845	*	Itla Capital Corp	1,691
2,511,034	e	Joyo Bank Ltd	13,546
24,022,171		JPMorgan Chase & Co	831,167

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

461,991	e	KBC Groupe S.A.	$39,058
2,081,366		KeyCorp	67,540
400		K-Fed Bancorp	5
139,672		KNBT Bancorp, Inc	2,137
62,040		Kookmin Bank	2,771
84,952		Lakeland Bancorp, Inc	1,323
35,134		Lakeland Financial Corp	1,351
8,895,529		Lloyds TSB Group plc	80,347
13,365		LNB Bancorp, Inc	237
21,664		LSB Bancshares, Inc	370
400,466		M & T Bank Corp	40,872
59,126		Macatawa Bank Corp	1,985
310,255		Macquarie Bank Ltd	11,527
170,405		MAF Bancorp, Inc	7,079
83,049		Main Street Banks, Inc	2,199
69,612		MainSource Financial Group, Inc	1,530
1,378,980		Marshall & Ilsley Corp	57,572
129,314		MB Financial, Inc	4,953
83,547		MBT Financial Corp	1,577
2,904,037		Mellon Financial Corp	82,881
42,567		Mercantile Bank Corp	1,740
754,048		Mercantile Bankshares Corp	38,351
20,023		Merchants Bancshares, Inc	537
1,952,300		Metropolitan Bank & Trust	1,226
163,915		Mid-State Bancshares	4,360
62,799		Midwest Banc Holdings, Inc	1,250
11,597	e	Mitsubishi Tokyo Financial Group, Inc	100,834
106,300		Mitsui Trust Holdings, Inc	1,059
15,940		Mizuho Financial Group, Inc	75,557
10,016		MutualFirst Financial, Inc	229
109,888		Nara Bancorp, Inc	1,544
20,196		NASB Financial, Inc	800
1,935,569	e	National Australia Bank Ltd	42,447
461,504	e	National Bank of Canada	19,977
930,798		National Bank of Greece S.A.	31,573
8,241		National Bankshares, Inc	374
3,360,949		National City Corp	112,592
200,423		National Penn Bancshares, Inc	4,924
44,521		NBC Capital Corp	1,077
228,486		NBT Bancorp, Inc	5,120
285,625		NetBank, Inc	2,422
1,890,975	e	New York Community Bancorp, Inc	34,340
408,694		NewAlliance Bancshares, Inc	5,722
876,656	e	Nordea Bank AB	9,023
4,019,327	e	Nordea Bank AB (Sweden)	40,803
4,431,882		North Fork Bancorp, Inc	122,940
3,441		Northern States Financial Corp	96
3,925,831		Northern Trust Corp	170,538
109,762		Northwest Bancorp, Inc	2,350
23,029		Oak Hill Financial, Inc	775
72,515		OceanFirst Financial Corp	1,666
327,499	e*	Ocwen Financial Corp	2,643
430,702		Old National Bancorp	8,743
5,297		Old Point Financial Corp	168
85,006		Old Second Bancorp, Inc	2,565
62,866		Omega Financial Corp	1,872
3,068	e	Oneida Financial Corp	36
2,374,832		Oversea-Chinese Banking Corp Ltd	19,871
15,560		PAB Bankshares, Inc	218
305,040		Pacific Capital Bancorp	9,084
77,689		Park National Corp	8,740
23,667		Parkvale Financial Corp	658
159,029		Partners Trust Financial Group, Inc	1,686

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES		VALUE (000)

45,411	Peapack Gladstone Financial Corp	$1,226
61,096	Pennfed Financial Services, Inc	907
46,831	Pennrock Financial Services Corp	1,635
13,842	Penns Woods Bancorp, Inc	678
74,290	Peoples Bancorp, Inc	1,998
177,710	People's Bank	7,277
52,198		Peoples Holding Co	1,623
125,547		PFF Bancorp, Inc	3,465
89,370		Piraeus Bank S.A.	1,626
10,629		Placer Sierra Bancshares	244
1,833,018		PNC Financial Services Group, Inc	94,364
230,188		Provident Bancorp, Inc	2,818
212,993		Provident Bankshares Corp	7,020
33,166		Provident Financial Holdings	986
435,492		Provident Financial Services, Inc	7,447
23,845	*	QC Holdings, Inc	358
205,975		R & G Financial Corp (Class B)	6,420
2,331,354	e	Regions Financial Corp	75,536
55,703		Republic Bancorp, Inc (Class A) (Kentucky)	1,237
476,393		Republic Bancorp, Inc (Michigan)	6,450
5,583,818	e*	Resona Holdings, Inc	11,224
95,311	*	Riggs National Corp	1,819
37,630		Royal Bancshares of Pennsylvania (Class A)	855
1,376,459	e	Royal Bank of Canada	83,690
67,800		Royal Bank Of Canada (New York)	4,128
9,733,628		Royal Bank of Scotland Group plc	309,732
149,240		S & T Bancorp, Inc	5,283
70,078		S.Y. Bancorp, Inc	1,542
13,000		San-In Godo Bank Ltd	131
1,169,991	e	Sanpaolo IMI S.p.A.	18,369
71,925		Santander Bancorp	1,894
51,326		SCBT Financial Corp	1,541
81,763		Seacoast Banking Corp of Florida	1,609
21,884		Security Bank Corp	901
6,120,000	e	Shinsei Bank Ltd	34,903
1,720,168		Shizuoka Bank Ltd	17,417
21,617		Shore Bancshares, Inc	672
19,646	e	Sierra Bancorp	435
15,442	*	Signature Bank	409
213,200	*	Silicon Valley Bancshares	9,394
94,332		Simmons First National Corp (Class A)	2,341
953,471	e	Skandinaviska Enskilda Banken (A Shs)	18,140
531,970		Sky Financial Group, Inc	14,267
24,154	e	Smithtown Bancorp, Inc	677
748,900	e	Societe Generale (A Shs)	78,011
38,523	e	Sound Federal Bancorp, Inc	597
336,104		South Financial Group, Inc	10,265
45,128		Southern Community Financial Corp	424
67,984		Southside Bancshares, Inc	1,417
624,877		Southwest Bancorp of Texas, Inc	11,466
79,269		Southwest Bancorp, Inc	1,463
1,998,032		Sovereign Bancorp, Inc	44,276
1,705		Sparebanken Midt-Norge	67
315		St Galler Kantonalbank	83
108,800		Standard Chartered plc	1,953
50,541		State Bancorp, Inc	1,315
40,292		State Financial Services Corp (Class A)	1,489
1,593,451		State Street Corp	69,666
95,704		Sterling Bancorp	2,323
308,734		Sterling Bancshares, Inc	4,384
153,652		Sterling Financial Corp (Pennsylvania)	3,998
139,587	*	Sterling Financial Corp (Spokane)	4,983
7,212	e	Sumitomo Mitsui Financial Group Inc	48,952

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

5,835,809		Sumitomo Trust & Banking Co Ltd	$38,138
10,394		Summit Bancshares, Inc	177
45,802	*	Sun Bancorp, Inc (New Jersey)	1,048
1,472,594		Suncorp-Metway Ltd	22,133
2,062,503		SunTrust Banks, Inc	148,645
262,583	e	Svenska Handelsbanken	6,226
774,971	e	Svenska Handelsbanken AB (A Shs)	18,375
1,617,003		Synovus Financial Corp	45,050
25,092		Taylor Capital Group, Inc	819
862,572		TCF Financial Corp	23,419
467,863	*	TD Banknorth, Inc	14,616
98,803	*	Texas Capital Bancshares, Inc	2,075
294,815		Texas Regional Bancshares, Inc (Class A)	8,877
15,792,048	*	Thai Military Bank PCL	1,445
140,655		TierOne Corp	3,305
198,723	e	Toronto-Dominion Bank	8,217
77,465		Trico Bancshares	1,623
456,968		Trustco Bank Corp NY	5,251
301,233		Trustmark Corp	8,736
15,121,325		U.S. Bancorp	435,797
76,617		U.S.B. Holding Co, Inc	1,700
3,135,729	e	UBS AG. (Regd)	265,717
114,000		UBS AG. (Regd) (New York)	9,622
211,815		UCBH Holdings, Inc	8,451
6,790		UFJ Holdings, Inc	35,804
92,329		UMB Financial Corp	5,255
257,920		Umpqua Holdings Corp	6,022
11,531,585		UniCredito Italiano S.p.A.	67,891
56,219		Union Bankshares Corp	1,800
339,778		UnionBanCal Corp	20,811
237,754		United Bankshares, Inc	7,879
185,076		United Community Banks, Inc	4,392
187,031		United Community Financial Corp	2,074
2,471,661		United Overseas Bank Ltd	21,580
15,733	e	United Securities Bancshares	435
6,167		United Security Bancshares (California)	142
28,049		Univest Corp of Pennsylvania	1,117
129,190		Unizan Financial Corp	3,359
397		Valiant Holding	37
547,296		Valley National Bancorp	14,109
37,604	*	Virginia Commerce Bancorp	1,017
49,031		Virginia Financial Group, Inc	1,613
570,492		W Holding Co, Inc	5,745
9,905,975		Wachovia Corp	504,313
445,646		Washington Federal, Inc	10,388
80,216		Washington Trust Bancorp, Inc	2,204
266,680		Webster Financial Corp	12,110
10,875,307		Wells Fargo & Co	650,343
126,589		Wesbanco, Inc	3,482
68,937		West Bancorporation	1,175
111,267		West Coast Bancorp	2,648
195,671		Westamerica Bancorp	10,130
39,927	*	Western Sierra Bancorp	1,363
2,258,744	Westpac Banking Corp	33,250
212,009	Whitney Holding Corp	9,437
37,710	Willow Grove Bancorp, Inc	607
336,460	Wilmington Trust Corp	11,810
87,334	Wilshire Bancorp, Inc	1,139
2	Wing Lung Bank Ltd	0
149,938	Wintrust Financial Corp	7,061
41,662	WSFS Financial Corp	2,190
20,114	Yadkin Valley Bank and Trust Co	288
49,206	Yardville National Bancorp	1,605

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

509,546		Zions Bancorp	$35,169

		TOTAL DEPOSITORY INSTITUTIONS	12,142,388

EATING AND DRINKING PLACES - 0.67%
399,006		Applebee's International, Inc	10,997
769,924	e	Aramark Corp (Class B)	20,234
5,293	*	Benihana, Inc (Class A)	80
64,230	e*	BJ's Restaurants, Inc	1,245
216,754		Bob Evans Farms, Inc	5,083
2,781,665	*	Brinker International, Inc	100,752
30,609	*	Buffalo Wild Wings, Inc	1,158
174,380	*	California Pizza Kitchen, Inc	4,087
312,231		CBRL Group, Inc	12,895
289,831	*	CEC Entertainment, Inc	10,608
508,496	*	CKE Restaurants, Inc	8,060
3,038,428		Compass Group plc	13,866
114,072	*	Cosi, Inc	776
1,383,496		Darden Restaurants, Inc	42,446
66,482	*	Dave & Buster's, Inc	1,243
191,800		Domino's Pizza, Inc	3,585
445,982		Enterprise Inns plc	6,497
118,409		IHOP Corp	5,646
263,994	*	Jack In The Box, Inc	9,794
472,498	e*	Krispy Kreme Doughnuts, Inc	3,605
132,519		Landry's Restaurants, Inc	3,832
123,439		Lone Star Steakhouse & Saloon, Inc	3,568
100	*	Luby's, Inc	1
7,418,100		McDonald's Corp	231,000
1,179,762		Mitchells & Butlers plc	7,680
145,019	*	O'Charley's, Inc	3,153
306,186		Outback Steakhouse, Inc	14,020
151,896	*	P.F. Chang's China Bistro, Inc	9,083
86,530	*	Papa John's International, Inc	3,004
142,371		Punch Taverns plc	1,851
205,865	*	Rare Hospitality International, Inc	6,357
69,583	*	Red Robin Gourmet Burgers, Inc	3,542
11,000		Royal Co Ltd	135
315,082		Ruby Tuesday, Inc	7,653
262,718	*	Ryan's Restaurant Group, Inc	3,817
12,000		Saizeriya Co Ltd	174
30,063	e	Skylark Co Ltd	508
114,145	e	Sodexho Alliance S.A.	3,814
367,789	*	Sonic Corp	12,284
22,167	*	Texas Roadhouse, Inc (Class A)	622
947,256	*	The Cheesecake Factory, Inc	33,580
139,400	*	The Steak N Shake Co	2,697
77,354	e	Triarc Cos (Class A)	1,098
137,568		Triarc Cos (Class B)	1,903
553,071		Wendy's International, Inc	21,592
348,880		Whitbread plc	6,141
1,449,603		Yum! Brands, Inc	75,104

		TOTAL EATING AND DRINKING PLACES	720,870

EDUCATIONAL SERVICES - 0.15%
752,837	*	Apollo Group, Inc (Class A)	55,755
143,532	e	Benesse Corp	4,885
736,561	*	Career Education Corp	25,235
1,716,277	*	Corinthian Colleges, Inc	26,980
286,776	*	DeVry, Inc	5,426

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

17,793	*	Educate, Inc	$247
356,272	*	Education Management Corp	9,958
220,718	*	ITT Educational Services, Inc	10,705
176,959	*	Laureate Education, Inc	7,572
55,634	*	Learning Tree International, Inc	802
93,140	*	Princeton Review, Inc	513
93,325		Strayer Education, Inc	10,576
81,668	*	Universal Technical Institute, Inc	3,005

		TOTAL EDUCATIONAL SERVICES	161,659

ELECTRIC, GAS, AND SANITARY SERVICES - 3.94%
7,127		ACEA S.p.A.	80
3,176,529	*	AES Corp	52,032
392,224		AGL Resources, Inc	13,700
362,172		Aguas de Barcelona S.A. (A Shs)	7,856
15,761		Alinta Ltd	110
1,979,180	e*	Allegheny Energy, Inc	40,890
148,874		Allete, Inc	6,230
562,723		Alliant Energy Corp	15,070
1,520,901	*	Allied Waste Industries, Inc	11,118
959,980		Ameren Corp	47,049
1,997,347		American Electric Power Co, Inc	68,030
93,382		American States Water Co	2,363
441,548		Aqua America, Inc	10,756
1,358,286	*	Aquila, Inc	5,202
544,026		Atmos Energy Corp	14,689
1,715,103		Australian Gas Light Co Ltd	18,839
349,707		Avista Corp	6,120
1,082		AWG plc	17
386	*	Beacon Power Corp	0
6,343,071		BG Group plc	49,292
287,027		Black Hills Corp	9,492
95,424		California Water Service Group	3,184
15,209,894	e*	Calpine Corp	42,588
497,571		Caltex Australia Ltd	5,966
89,478		Cascade Natural Gas Corp	1,786
114,895	*	Casella Waste Systems, Inc (Class A)	1,520
2,261,685		Centerpoint Energy, Inc	27,208
72,925		Central Vermont Public Service Corp	1,639
3,723,580		Centrica plc	16,236
95,579		CH Energy Group, Inc	4,368
9,359		Chesapeake Utilities Corp	249
788,929	e	Chubu Electric Power Co, Inc	18,993
877,270		Cinergy Corp	35,547
1,723,306		Citizens Communications Co	22,300
24,700	e*	Clean Harbors, Inc	453
278,166		Cleco Corp	5,925
2,872,145		CLP Holdings Ltd	16,350
2,447,284	*	CMS Energy Corp	31,913
50,377		Connecticut Water Service, Inc	1,256
1,251,181		Consolidated Edison, Inc	52,775
1,030,989		Constellation Energy Group, Inc	53,302
400,263		Contact Energy Ltd	1,855
9,933	e	Crosstex Energy, Inc	435
14		Daiseki Co Ltd	0
2,048,821		Dominion Resources, Inc	152,494
669,068		DPL, Inc	16,727
1,114,581		DTE Energy Co	50,691
6,207,794		Duke Energy Corp	173,880
473,243		Duquesne Light Holdings, Inc	8,481
96,107	*	Duratek, Inc	1,917

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

1,453,155	e*	Dynegy, Inc (Class A)	$5,682
1,665,928	e	E.ON AG.	143,309
2,507,326		Edison International	87,054
700,202	e*	Edison S.p.A.	1,431
3,357,718		El Paso Corp	35,525
295,987	*	El Paso Electric Co	5,624
15,911	e	Electrabel S.A.	7,157
385,800		Electric Power Development Co	11,903
139,263		Empire District Electric Co	3,239
122,649		Enagas	1,875
922,233	e	Endesa S.A.	20,795
3,647,376	e	Enel S.p.A.	34,984
279,259		Energen Corp	18,599
5,544,271		Energias de Portugal S.A.	15,492
766,849		Energy East Corp	20,107
42,828		EnergySouth, Inc	1,226
1,896,529		Entergy Corp	134,009
399,810		Equitable Resources, Inc	22,965
4,942,569		Exelon Corp	226,814
1,839,394		First Philippine Holdings Corp	1,725
2,160,466		FirstEnergy Corp	90,632
2,659,000		FPL Group, Inc	106,759
323,736	e	Gas Natural SDG S.A.	9,332
369,010		Great Plains Energy, Inc	11,284
411,596		Hawaiian Electric Industries, Inc	10,504
281,300	e	Hokkaido Electric Power Co, Inc	5,733
7,878,199		Hong Kong & China Gas Co Ltd	15,505
1,787,511		Hong Kong Electric Holdings Ltd	7,953
1,214,686	e	Iberdrola S.A.	31,857
263,222		Idacorp, Inc	7,468
1,113,863		International Power plc	3,773
756,303	e	Kansai Electric Power Co, Inc	15,202
550,134		Kelda Group plc	6,216
788,975		KeySpan Corp	30,746
486,650		Kinder Morgan, Inc	36,839
474,993	e	Kurita Water Industries Ltd	7,487
780,604	e	Kyushu Electric Power Co, Inc	16,640
136,839		Laclede Group, Inc	3,996
633,498		MDU Resources Group, Inc	17,497
120,447		MGE Energy, Inc	3,993
67,790		Middlesex Water Co	1,230
70,723	b,e*	Mirant Corp	20
1,016		Munters AB	27
416,881		National Fuel Gas Co	11,919
4,150,648		National Grid Transco plc	38,451
221,752		New Jersey Resources Corp	9,653
130,588		NGC Holdings Ltd	286
271,378		Nicor, Inc	10,065
1,256,234		NiSource, Inc	28,630
7,532,700	e	Nissin Co Ltd	17,606
648,186		Northeast Utilities	12,491
65,016		Northumbrian Water Group plc	217
162,360		Northwest Natural Gas Co	5,873
722,138	*	NRG Energy, Inc	24,661
278,565		NSTAR	15,126
3,321		Oest Elektrizitatswirts (A Shs)	755
448,279		OGE Energy Corp	12,081
735		Okinawa Electric Power Co, Inc	33
625,719		Oneok, Inc	19,285
10,700		Ormat Technologies, Inc	168
3,526,445		Osaka Gas Co Ltd	10,880
202,556		Otter Tail Corp	5,072
4,484		Pennon Group plc	83

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

296,554		Peoples Energy Corp	$12,432
973,183		Pepco Holdings, Inc	20,427
1,711,817	*	Petronet LNG Ltd	1,656
5,804,065		PG&E Corp	197,919
470,732		Piedmont Natural Gas Co, Inc	10,846
559,655		Pinnacle West Capital Corp	23,791
376,504		PNM Resources, Inc	10,045
1,223,483		PPL Corp	66,056
1,250,041		Progress Energy, Inc	52,439
496,039	v*	Progress Energy, Inc (Cvo)	5
1,250,237		Public Service Enterprise Group, Inc	68,000
498,822		Puget Energy, Inc	10,994
26,952	e	Puma AG. Rudolf Dassler Sport	6,765
649,046		Questar Corp	38,456
1,507,791	*	Reliant Resources, Inc	17,159
927,970		Republic Services, Inc	31,068
108,741		Resource America, Inc (Class A)	3,811
513,548	e	RWE AG.	31,136
574,374		SCANA Corp	21,953
998,852		Scottish & Southern Energy plc	16,638
4,572,599		Scottish Power plc	35,339
33,536	e*	SEMCO Energy, Inc	193
1,230,460		Sempra Energy	49,022
64,416		Severn Trent plc	1,114
2,952,000		Shun TAK Holdings Ltd	2,782
783,819	e*	Sierra Pacific Resources	8,426
39,973		SJW Corp	1,404
703,720	e	Snam Rete Gas S.p.A.	3,928
80,000	e*	Sojitz Holdings Corp	395
76,297		South Jersey Industries, Inc	4,303
4,444,023		Southern Co	141,453
503,892	*	Southern Union Co	12,653
265,942		Southwest Gas Corp	6,425
108,523		Southwest Water Co	1,132
200,885	*	Stericycle, Inc	8,879
1,615,660	e	Suez S.A.(France)	43,592
410,000		Tata Power Co Ltd	3,356
962,537		TECO Energy, Inc	15,093
771,270	e	Tohoku Electric Power Co, Inc	14,328
1,636,041		Tokyo Electric Power Co, Inc	39,769
1,663,311	e	Tokyo Gas Co Ltd	6,718
182,964		Tomra Systems ASA	820
318,319	e	TransAlta Corp	4,841
1,647,380		TXU Corp	131,181
264,135		UGI Corp	11,997
114,295		UIL Holdings Corp	5,789
49,979		Union Fenosa S.A.	1,488
285,182	e	Unisource Energy Corp	8,832
1,015,199		United Utilities plc	12,105
615,530		United Utilities plc (A Shs)	5,240
9,000		Unitil Corp	230
375,152		Vectren Corp	9,994
2,377,521	e	Vivendi Universal S.A.	73,015
293,812	*	Waste Connections, Inc	10,210
125,100		Waste Management NZ Ltd	546
5,797,284		Waste Management, Inc	167,252
5,225		West Japan Railway Co	21,347
438,375		Westar Energy, Inc	9,486
267,696		Western Gas Resources, Inc	9,222
396,946		WGL Holdings, Inc	12,289
2,960,342		Williams Cos, Inc	55,684
598,821		Wisconsin Energy Corp	21,258
196,491		WPS Resources Corp	10,398

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

1,926,140		Xcel Energy, Inc	$33,091
21,301,000	*	Xinao Gas Holdings Ltd	11,471

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	4,262,202

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.12%
2,388,860	e*	ABB Ltd	14,892
145,311	*	Actel Corp	2,235
695,688		Adtran, Inc	12,272
124,544	*	Advanced Energy Industries, Inc	1,204
1,655,313	e*	Advanced Micro Devices, Inc	26,684
250,865		Advantest Corp	19,279
417,393	*	Aeroflex, Inc	3,894
3,755,216	*	Agere Systems, Inc (Class A)	5,370
6,528,808	e*	Agere Systems, Inc (Class B)	9,271
1,607,728	e*	Alcatel S.A.	19,558
136,132	e*	Alcatel S.A. (Spon ADR)	1,643
127,949	*	Alliance Semiconductor Corp	319
250,000	e	Alps Electric Co Ltd	3,990
126,263,596	*	Alstom	108,305
2,235,445	*	Altera Corp	44,217
812,523		American Power Conversion Corp	21,215
141,545	*	American Superconductor Corp	1,413
333,301		Ametek, Inc	13,415
315,454	*	AMIS Holdings, Inc	3,561
482,412	e*	Amkor Technology, Inc	1,862
498,478		Amphenol Corp (Class A)	18,464
2,018,222		Analog Devices, Inc	72,939
122,872	*	Anaren Microwave, Inc	1,490
113,697	*	Applica, Inc	575
1,403,903	*	Applied Micro Circuits Corp	4,619
59,406		Applied Signal Technology, Inc	1,360
1,218,844		ARM Holdings plc	2,424
946,114	*	Arris Group, Inc	6,538
198,163	*	Artesyn Technologies, Inc	1,726
325,500		ASM Pacific Technology Ltd	1,402
724,799	e*	ASML Holding NV	12,274
689,000		Asustek Computer, Inc	1,903
55,848	*	Atheros Communications, Inc	574
638,060	*	ATI Technologies, Inc	11,012
8,913,569	*	Atmel Corp	26,295
188,051	*	ATMI, Inc	4,709
194,458	e	AU Optronics Corp (ADR)	2,851
429,078	e*	Avanex Corp	558
253,761		AVX Corp	3,109
192,041	e	Baldor Electric Co	4,957
5,200	e	Bang & Olufsen a/s	349
47,185		Barco NV	3,845
83,190		Bel Fuse, Inc (Class B)	2,521
259,490	*	Benchmark Electronics, Inc	8,260
29,467	e*	Bookham, Inc	94
2,109,953	e*	Broadcom Corp (Class A)	63,130
271,956	e*	Broadwing Corp	1,126
201,522		C&D Technologies, Inc	2,025
154,306	*	California Micro Devices Corp	779
467,736	*	Capstone Turbine Corp	725
117,527	*	Carrier Access Corp	700
52,553	*	Catapult Communications Corp	1,122
262,856	*	C-COR, Inc	1,598
269,253	*	Celestica, Inc	3,619
43,858	*	Celestica, Inc (U.S.)	593
3,356	*	Centillium Communications, Inc	9

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

163,120	*	Ceradyne, Inc	$3,649
40,223	*	Ceva, Inc	298
1,052,000	*	Chartered Semiconductor Manufacturing Ltd	631
230,587	*	Checkpoint Systems, Inc	3,892
36,714	*	Cherokee International Corp	257
3,009,874	*	CIENA Corp	5,177
6,406	e*	ClearOne Communications, Inc	20
12,543	*	Color Kinetics, Inc	126
16,727		Computacenter plc	94
136,996	*	Comtech Telecommunications	7,137
1,181,451	*	Comverse Technology, Inc	29,796
2,111,610	*	Conexant Systems, Inc	3,167
394,878	e*	Cree, Inc	8,589
218,448		CTS Corp	2,840
96,528		Cubic Corp	1,828
703,832	*	Cypress Semiconductor Corp	8,868
95,349	e*	DDi Corp	267
98,060	*	Digital Theater Systems, Inc	1,776
43,362	*	Diodes, Inc	1,176
233,806	*	Ditech Communications Corp	2,916
170,458	*	Dolby Laboratories, Inc (Class A)	4,006
204,175	*	DSP Group, Inc	5,260
80,922	*	Dupont Photomasks, Inc	2,158
1,067,453	e*	Eagle Broadband, Inc	363
172,165	*	Electro Scientific Industries, Inc	3,338
899,082		Electrocomponents plc	4,205
633,613	e	Electrolux AB Series B	14,799
223	*	Emcore Corp	1
2,636,748	e	Emerson Electric Co	171,204
93,521	*	Emerson Radio Corp	329
66,450	*	EMS Technologies, Inc	904
389,251	*	Energizer Holdings, Inc	23,277
126,243	e*	Energy Conversion Devices, Inc	2,870
1		Energy Developments Ltd	0
16,100	*	EnerSys	211
280,690	*	Entegris, Inc	2,776
43,460	*	Epcos AG.	602
265,230	*	ESS Technology, Inc	1,398
238,242	*	Exar Corp	3,192
1,550,622	*	Fairchild Semiconductor International, Inc	23,771
935,673	e*	Finisar Corp	1,170
304,919		Fisher & Paykel Appliances Holdings Ltd	646
2,525,034		Fisher & Paykel Healthcare Corp	5,383
113,040		Franklin Electric Co, Inc	4,265
79,800	*	Freescale Semiconductor, Inc	1,353
2,356,600	*	Freescale Semiconductor, Inc (Class B)	40,651
253,795	e*	FuelCell Energy, Inc	2,533
2,660,808	e	Fujitsu Ltd	16,021
238,660	*	Furukawa Electric Co Ltd	1,096
1,576,561	*	Gemstar-TV Guide International, Inc	6,858
69,433,144		General Electric Co	2,503,759
201,673	*	Genesis Microchip, Inc	2,914
74,777	*	Genlyte Group, Inc	6,728
47,150		Germanos S.A.	1,455
599,750	*	GrafTech International Ltd	3,413
465,206		Harman International Industries, Inc	41,152
439,537	*	Harmonic, Inc	4,202
703,352		Harris Corp	22,964
168,093		Helix Technology Corp	2,600
278,682	*	Hexcel Corp	4,322
107,700		Hirose Electric Co Ltd	11,026
4,000		Horiba Ltd	74
8,600		Hosiden Corp	96

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

304,837		Hubbell, Inc (Class B)	$15,577
162,827	*	Hutchinson Technology, Inc	5,663
113,500	e	Ibiden Co Ltd	2,202
977,652	*	Infineon Technologies AG.	9,402
5,949	*	Innovex, Inc	21
448,297	*	Integrated Circuit Systems, Inc	8,571
659,662	*	Integrated Device Technology, Inc	7,936
212,660	*	Integrated Silicon Solution, Inc	1,425
42,185,105		Intel Corp	979,960
378,193	*	Interdigital Communications Corp	5,794
355,097	*	International Rectifier Corp	16,157
826,305		Intersil Corp (Class A)	14,312
199,976		Inter-Tel, Inc	4,899
232,882	*	InterVoice, Inc	2,615
36,000		Iwasaki Electric Co Ltd	150
142,372	*	IXYS Corp	1,629
1,247,219	*	Jabil Circuit, Inc	35,571
6,957,568	*	JDS Uniphase Corp	11,619
1,390,409		Johnson Electric Holdings Ltd	1,257
523,989	*	Kemet Corp	4,061
537,711		Kesa Electricals plc	3,071
2,625,214		Kidde plc	8,284
125,000		Koha Co Ltd	1,720
2,858,365	e	Koninklijke Philips Electronics NV	78,941
416,729	*	Kopin Corp	1,279
52,259		Kudelski S.A. (Br)	1,892
533,398		Kyocera Corp	38,150
900,441		L-3 Communications Holdings, Inc	63,949
63,373	e*	LaserCard Corp	316
1,611,132	*	Lattice Semiconductor Corp	8,652
87,930	*	Leadis Technology, Inc	526
70,850		LG Electronics, Inc	4,751
79,028	*	Lifeline Systems, Inc	2,396
1,571,170		Linear Technology Corp	60,192
186,041	*	Littelfuse, Inc	5,330
115,968		LSI Industries, Inc	1,302
2,107,864	*	LSI Logic Corp	11,783
112,019	*	Magnetek, Inc	597
165,045	*	Marvell Technology Group Ltd	6,328
3,147,679	e	Matsushita Electric Industrial Co Ltd	46,497
603,350		Matsushita Electric Industrial Co Ltd (Spon ADR)	8,881
1,368,773	e	Matsushita Electric Works Ltd	11,812
242,717	*	Mattson Technology, Inc	1,927
1,947,165		Maxim Integrated Products, Inc	79,581
695,996	e	Maytag Corp	9,723
1,167,522	*	McData Corp (Class A)	4,402
75,658	e*	Medis Technologies Ltd	1,085
231,500		Melco Holdings, Inc	5,119
1,409		Melexis NV	17
410,039	*	MEMC Electronic Materials, Inc	5,515
132,592	*	Mercury Computer Systems, Inc	3,657
98,742	*	Merix Corp	1,107
215,889		Methode Electronics, Inc	2,614
65,845	*	Metrologic Instruments, Inc	1,480
705,311	*	Micrel, Inc	6,503
1,445,174		Microchip Technology, Inc	37,589
2,626,560	*	Micron Technology, Inc	27,159
66,967	e*	Micronas Semiconductor Holdings, Inc	2,804
1,591	*	Micronic Laser Systems AB	16
367,993	*	Microsemi Corp	5,995
329,337	*	Microtune, Inc	1,419
110,324	e*	Microvision, Inc	643
298,478	*	MIPS Technologies, Inc	3,432

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

1,956,000		Mitsubishi Electric Corp	$10,149
161,424	*	Mobility Electronics, Inc	1,128
39,510	e	Mobistar S.A.	3,479
512,528		Molex, Inc	13,510
200,465		Molex, Inc (Class A)	4,731
24,829	*	Monolithic Power Systems, Inc	219
137,772	*	Monolithic System Technology, Inc	806
225,916	*	Moog, Inc (Class A)	10,211
16,992,904		Motorola, Inc	254,384
653,731	e*	MRV Communications, Inc	2,112
12,516	*	Multi-Fineline Electronix, Inc	221
319,856		Murata Manufacturing Co Ltd	17,195
357,735	*	Mykrolis Corp	5,116
28,547		National Presto Industries, Inc	1,150
4,253,487		National Semiconductor Corp	87,664
3,514,946		NEC Corp	21,295
91,200	e	NEC Electronics Corp	4,263
200,000	*	Nexans S.A.	8,292
885,581	e	NGK Spark Plug Co Ltd	9,182
3,600		Nihon Dempa Kogyo Co Ltd	76
3,300		Nihon Unisys Ltd	34
791,000		Nippon Electric Glass Co Ltd	11,426
90,000		Nippon Signal Co Ltd	507
7,500		Nissho Electronics Corp	57
258,230		Nitto Denko Corp	13,568
310,662	*	NMS Communications Corp	1,333
11,272,385	e	Nokia Oyj	175,216
1,542,400	e	Nokia Oyj (Spon ADR)	23,799
9,695,572	*	Nortel Networks Corp	26,366
850,000	*	Nortel Networks Corp (U.S.)	2,321
2,892,690	e*	Novellus Systems, Inc	77,322
796,093	*	Nvidia Corp	18,915
1,725,000	e	Oki Electric Industry Co Ltd	7,290
603,700	e*	Omnivision Technologies, Inc	9,146
1,044,664	*	ON Semiconductor Corp	4,126
315,594		Onex Corp	5,154
407,767	*	Openwave Systems, Inc	4,971
628,041	*	Oplink Communications, Inc	986
100,731	*	Optical Communication Products, Inc	175
81,273	e*	OSI Systems, Inc	1,423
285,522	*	Paradyne Networks, Inc	597
106,949		Park Electrochemical Corp	2,167
121	*	Parkervision, Inc	1
6,723	e*	Pemstar, Inc	8
124,942	*	Pericom Semiconductor Corp	1,071
382,416	*	Photronics, Inc	6,922
223,691	e	Pioneer Corp	4,034
253,830	*	Pixelworks, Inc	2,069
254,987		Plantronics, Inc	9,710
257,078	*	Plexus Corp	2,959
286,668	e*	Plug Power, Inc	1,892
124,055	*	PLX Technology, Inc	1,303
3,272,045	*	PMC-Sierra, Inc	28,794
565,064	*	Polycom, Inc	9,578
45,467	e*	Portalplayer, Inc	1,038
45,777	*	Powell Industries, Inc	848
161,801	*	Power Integrations, Inc	3,380
379,309	*	Power-One, Inc	1,843
638,139	*	Powerwave Technologies, Inc	4,939
85,050		Psion plc	100
443,201	*	QLogic Corp	17,950
11,378,832	e	Qualcomm, Inc	417,034
416,885	e*	Rambus, Inc	6,282

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

96,715		Raven Industries, Inc	$1,975
307,432	*	Rayovac Corp	12,789
50,607	b,e*	Read-Rite Corp	0
166,998	e	Regal-Beloit Corp	4,808
453,902	*	Remec, Inc	2,397
1,134,856	e*	RF Micro Devices, Inc	5,924
14,837		Richardson Electronics Ltd	152
893,042		Rockwell Collins, Inc	42,500
102,046	*	Rogers Corp	4,082
243,657		Rohm Co Ltd	23,578
5		SAES Getters S.p.A.	0
10,470		Samsung Electronics Co Ltd	5,176
42,000		Sanken Electric Co Ltd	551
6,913,871	*	Sanmina-SCI Corp	36,090
577,000	e	Sanyo Electric Co Ltd	1,802
337,800		Satyam Computer Services Ltd	3,160
419,620	*	SBA Communications Corp	3,844
95,710	*	SBS Technologies, Inc	1,067
404,746	e	Schneider Electric S.A.	31,798
801,510	e	Scientific-Atlanta, Inc	22,619
197,056	*	Seachange International, Inc	2,552
353,277	*	Semtech Corp	6,313
1,550,550	e	Sharp Corp	23,513
13,000		Shibaura Mechatronics Corp	118
19,000	e	Shindengen Electric Manufacturing Co Ltd	65
3,400		Shinkawa Ltd	72
189,913	*	Sigmatel, Inc	7,108
631,848	*	Silicon Image, Inc	6,356
312,282	*	Silicon Laboratories, Inc	9,278
510,955	*	Silicon Storage Technology, Inc	1,901
37,559	*	Siliconix, Inc	1,325
127,547	*	Sipex Corp	296
6,973,637	e*	Sirius Satellite Radio, Inc	39,192
1,145,788	*	Skyworks Solutions, Inc	7,276
99,059		Smith (A.O.) Corp	2,860
83,382	*	Sonus Networks, Inc	354
1,335,270	e	Sony Corp	53,306
170,695	e*	Spatialight, Inc	862
115,115		Spectralink Corp	1,625
54,960	*	Staktek Holdings, Inc	218
109,502	*	Standard Microsystems Corp	1,901
3,000		Star Micronics Co Ltd	28
85,714	*	STATS ChipPAC Ltd (Spon ADR)	567
2,584,758	e	STMicroelectronics NV	43,133
300,516	e	STMicroelectronics NV (New York)	5,007
79,800	*	Stoneridge, Inc	974
549,672	*	Stratex Networks, Inc	1,011
2,009,791	e	Sumitomo Electric Industries Ltd	21,440
3,545	*	Suntron Corp	8
59,233	*	Supertex, Inc	1,085
1,028,714	*	Sycamore Networks, Inc	3,662
298,493	*	Symmetricom, Inc	3,310
182,175	*	Synaptics, Inc	4,226
2,523,629		Taiwan Semiconductor Manufacturing Co Ltd (Spon ADR)	21,400
222,060		Taiyo Yuden Co Ltd	2,410
159,943		TDK Corp	10,976
1,033	*	Techem AG.	45
266,053		Technitrol, Inc	3,970
317,385	*	Tekelec	5,059
3,073,232	*	Tellabs, Inc	22,435
392,428	*	Terayon Communication Systems, Inc	1,209
212,705		Terna S.p.A.	567
169,203	*	Tessera Technologies, Inc	7,315

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

10,477,647		Texas Instruments, Inc	$267,075
364,048	*	Thomas & Betts Corp	11,759
244,648	e	Thomson	6,614
84,812	*	Three-Five Systems, Inc	87
23,000		Toko, Inc	66
209,069	e	Tokyo Electron Ltd	11,943
553	*	Tollgrade Communications, Inc	4
4,573,077		Toshiba Corp	19,154
8,722		Towa Corp	63
1,079,906	e*	Transmeta Corp	1,004
112,916	*	Trident Microsystems, Inc	1,996
210,162	e*	Tripath Technology, Inc	187
1,083,524	*	Triquint Semiconductor, Inc	3,662
19,633		TT electronics plc	74
361,554	*	TTM Technologies, Inc	3,782
74,751		Turnstone Systems, Inc	1
66,288	*	Ulticom, Inc	738
84,751	*	Ultralife Batteries, Inc	1,451
6,999	e*	UMC Japan	3,010
7,650	e	Unaxis Holding AG. (Regd)	1,078
119,138	*	Universal Display Corp	833
99,799	*	Universal Electronics, Inc	1,685
470,799	e*	UTStarcom, Inc	5,155
358,240	e*	Valence Technology, Inc	1,100
290,076	*	Varian Semiconductor Equipment Associates, Inc	11,026
250,498		Venture Corp Ltd	2,020
788,888	e*	Verso Technologies, Inc	284
122,775	*	Viasat, Inc	2,295
116,072		Vicor Corp	1,212
32,152	*	Virage Logic Corp	352
877,144	*	Vishay Intertechnology, Inc	10,903
1,267,940	*	Vitesse Semiconductor Corp	3,398
25,938	e*	Volterra Semiconductor Corp	350
291,549	*	Westell Technologies, Inc	1,606
346,709		Whirlpool Corp	23,483
69,134	*	White Electronic Designs Corp	338
134,877	*	Wilson Greatbatch Technologies, Inc	2,460
224,925		Wipro Ltd	3,457
68,536		Woodhead Industries, Inc	932
2,726,753		Xilinx, Inc	79,703
303,300		Yamaha Corp	4,387
2,984,000		YTL Power International	1,508
324,669	e*	Zhone Technologies, Inc	828

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	7,701,519

ENGINEERING AND MANAGEMENT SERVICES - 0.65%
5,388	e*	aaiPharma, Inc	4
149,516	*	Accelrys, Inc	887
2,195,536	*	Accenture Ltd (Class A)	53,022
131,924	*	Advisory Board Co	5,765
293,110	*	Affymetrix, Inc	12,557
226,244	*	Answerthink, Inc	934
201,058	e*	Antigenics, Inc	1,347
450,411	*	Applera Corp (Celera Genomics Group)	4,617
305,253	*	Ariad Pharmaceuticals, Inc	1,709
321,804	e*	Axonyx, Inc	396
54,243		Babcock International Group	153
1,066,007	*	BearingPoint, Inc	9,349
837,365	*	Celgene Corp	28,512
414,599	*	Century Business Services, Inc	1,700
2,943	*	CGI Group, Inc (Class A)	19

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

55,296	*	Charles River Associates, Inc	$2,729
147,401	e*	Ciphergen Biosystems, Inc	408
75,033	*	Cornell Cos, Inc	945
336,214		Corporate Executive Board Co	21,501
229,773	*	Corrections Corp of America	8,869
331,285	*	Covance, Inc	15,772
259,054	e*	CuraGen Corp	1,078
415,455	e*	CV Therapeutics, Inc	8,459
377,606	*	Decode Genetics, Inc	2,152
54,541	b*	Deltagen, Inc	9
208,020	*	DiamondCluster International, Inc	3,349
383,951	*	Digitas, Inc	3,878
4,142	*	Discovery Partners International, Inc	13
164,477	*	Diversa Corp	819
151,568	*	Dyax Corp	488
312,373	e*	eResearch Technology, Inc	3,680
4,244	*	Exact Sciences Corp	15
462,099	*	Exelixis, Inc	3,133
31,446	*	Exponent, Inc	751
98,442	*	First Consulting Group, Inc	512
382,473	e	Fluor Corp	21,200
103,714	*	Forrester Research, Inc	1,460
262,987	*	FTI Consulting, Inc	5,428
191,954	*	Gartner, Inc (Class A)	1,837
206,963	*	Gartner, Inc (Class B)	1,935
134,133	*	Gene Logic, Inc	421
75,209	*	Genencor International, Inc	1,446
284,535	*	Gen-Probe, Inc	12,679
12,500	*	Greenfield Online, Inc	246
2,730,082		Halliburton Co	118,076
255,734	*	Hewitt Associates, Inc	6,803
12,410	*	Huron Consulting Group, Inc	257
515,701	*	Incyte Corp	3,522
42,421	*	Infrasource Services, Inc	509
30,000		International Hyronics Corp	1
486,913	*	Jacobs Engineering Group, Inc	25,281
135,134	*	Keryx Biopharmaceuticals, Inc	1,805
169,821	*	Kosan Biosciences, Inc	696
51,288		Landauer, Inc	2,438
71,806	*	LECG Corp	1,407
459,855	*	Lexicon Genetics, Inc	2,350
209,614	*	Lifecell Corp	1,866
151,354	*	Luminex Corp	1,140
163,626	e*	Maxim Pharmaceuticals, Inc	288
113,140		MAXIMUS, Inc	3,789
145,757	*	Maxygen, Inc	1,251
50,191		Michael Page International plc	184
828,319		Moody's Corp	66,978
41,250	*	MTC Technologies, Inc	1,341
184,602	e*	Myriad Genetics, Inc	3,395
272,989	*	Navigant Consulting, Inc	7,433
93,429	e*	Neopharm, Inc	726
61,205	*	Newtek Business Services, Inc	230
351,107	e*	Oscient Pharmaceuticals Corp	822
155,172	*	Parexel International Corp	3,647
1,758,924		Paychex, Inc	57,728
188,790	*	Per-Se Technologies, Inc	2,898
242,649	*	Pharmaceutical Product Development, Inc	11,756
1,071,233	e*	Pharmos Corp	675
279,592	*	PRG-Schultz International, Inc	1,401
482,763		Quest Diagnostics, Inc	50,753
143,767	*	Regeneration Technologies, Inc	1,482
237,848	*	Regeneron Pharmaceuticals, Inc	1,215

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

37,182	*	Repligen Corp	$63
10,926	e*	Research Frontiers, Inc	57
305,352	*	Resources Connection, Inc	6,391
129,861	*	Rigel Pharmaceuticals, Inc	2,083
33,040	*	Savient Pharmaceuticals, Inc	91
191,008	*	Seattle Genetics, Inc	982
2,690,563		SembCorp Industries Ltd	3,165
81,454	*	SFBC International, Inc	2,870
888,300		Singapore Technologies Engineering Ltd	1,379
20,599		SNC-Lavalin Group, Inc	1,190
101,232	*	Sourcecorp	2,039
175,347	*	Symyx Technologies, Inc	3,866
41,885	e*	Tejon Ranch Co	1,868
300,753	*	Telik, Inc	4,535
323,909	*	Tetra Tech, Inc	4,088
173,895	*	Transkaryotic Therapies, Inc	4,341
62,797	*	TRC Cos, Inc	923
88,099	e*	Trimeris, Inc	992
289,319	*	URS Corp	8,318
131,386		Vedior NV	2,343
178,323	*	Ventiv Health, Inc	4,101
166,920	*	ViroLogic, Inc	399
180,946	*	Washington Group International, Inc	8,141
198,534		Watson Wyatt & Co Holdings	5,400

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	699,951

ENVIRONMENTAL QUALITY AND HOUSING - 0.00%
1,870,000	v*	Citiraya Industries Ltd	1,225

		TOTAL ENVIRONMENTAL QUALITY AND HOUSING	1,225

FABRICATED METAL PRODUCTS - 0.63%
181,864	*	Alliant Techsystems, Inc	12,994
861,900	e	Amcor Ltd	4,774
679,582	e	Assa Abloy AB (B Shs)	9,649
754,449		Ball Corp	31,295
5,786		Boehler-Uddeholm AG.	792
82,343		CIRCOR International, Inc	2,030
377,067		Commercial Metals Co	12,779
29,073	*	Commercial Vehicle Group, Inc	581
285,962		Crane Co	8,233
1,244,111	*	Crown Holdings, Inc	19,358
1,507,443		Danaher Corp	80,513
43,232	*	Drew Industries, Inc	1,628
468,422	e	European Aeronautic Defense & Space Co	14,039
1,758		Geberit AG. (Regd)	1,292
4,362,825		GKN plc	20,919
149,032	*	Griffon Corp	3,191
63,139		Gulf Island Fabrication, Inc	1,481
205,060		Harsco Corp	12,224
1,158,000	e	Hitachi Cable Ltd	4,764
2,310,752	e	Illinois Tool Works, Inc	206,882
162,287	*	Intermagnetics General Corp	3,950
459,246	*	Jacuzzi Brands, Inc	4,482
685,478		JS Group Corp	12,612
874	*	Ladish Co, Inc	10
37,027		Lifetime Hoan Corp	574
3,191,986		Masco Corp	110,666
21,607	*	Material Sciences Corp	291
81,216	*	Mobile Mini, Inc	3,282

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

140,665	*	NCI Building Systems, Inc	$5,430
938,000	e	NHK Spring Co Ltd	6,560
6,836		Norddeutsche Affinerie AG.	150
202,950		Novar plc	714
54,400		Oiles Corp	1,162
111,510	*	Raytech Corp	163
375,603	e*	Shaw Group, Inc	8,188
167,730		Silgan Holdings, Inc	10,899
215,032		Simpson Manufacturing Co, Inc	6,644
10,709		Sims Group Ltd	140
69,900		SMC Corp	7,927
344,550		Snap-On, Inc	10,953
458,939		Stanley Works	20,776
34,000	v	Starrett (L.S.) Co (Class B)	660
126,640		Sturm Ruger & Co, Inc	878
311,616	e*	Taser International, Inc	3,739
84,425	b*	Tower Automotive, Inc	15
350,300		Toyo Seikan Kaisha Ltd	6,521
89,191		Valmont Industries, Inc	1,991
40,156	*	Water Pik Technologies, Inc	791
126,866		Watts Water Technologies, Inc (Class A)	4,137

		TOTAL FABRICATED METAL PRODUCTS	683,723

FISHING, HUNTING, AND TRAPPING - 0.00%
26,757	*	Omega Protein Corp	182

		TOTAL FISHING, HUNTING, AND TRAPPING	182

FOOD AND KINDRED PRODUCTS - 3.18%
886,559		Ajinomoto Co, Inc	10,842
97,213	e	American Italian Pasta Co (Class A)	2,664
4,617,443		Anheuser-Busch Cos, Inc	218,821
3,658,773		Archer Daniels Midland Co	89,933
7,320		Ariake Japan Co Ltd	183
396,694		Asahi Breweries Ltd	5,152
91,807	*	Boston Beer Co, Inc (Class A)	2,011
121,819		Bunge Ltd	6,564
2,861,260		Cadbury Schweppes plc	28,682
121,984	e	Cal-Maine Foods, Inc	959
1,242	*	Cambridge Antibody Technology Group plc	16
1,173,893		Campbell Soup Co	34,066
3,985		Carlsberg a/s	198
12,329		Carlsberg a/s (A Shs)	573
37,410		Chipita International S.A.	117
1,595,691		Coca-Cola Amatil Ltd	10,591
25,829		Coca-Cola Bottling Co Consolidated	1,351
11,934,103		Coca-Cola Co	497,294
2,675,021		Coca-Cola Enterprises, Inc	54,891
103,644		Coca-Cola Hellenic Bottling Co S.A.	2,613
143,400		Coca-Cola West Japan Co Ltd	3,379
2,854,725		Conagra Foods, Inc	77,135
486,436	*	Constellation Brands, Inc (Class A)	25,718
450,302		Corn Products International, Inc	11,703
72	*	Cott Corp	2
21,665		Dairy Crest Group plc	190
133,727		Danisco a/s	9,075
512,396	*	Darling International, Inc	2,044
108,875		DCC plc	2,538
1,175,191	*	Dean Foods Co	40,309
946,124	*	Del Monte Foods Co	10,265

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

7,400,268		Diageo plc	$104,317
585,400		Diageo plc (Spon ADR)	33,309
163		Dreyer's Grand Ice Cream Holdings, Inc	13
6,759		Elior	86
46,366		Farmer Brothers Co	1,110
125,125	*	Fjord Seafood ASA	46
12,509	v*	Fjord Seafood ASA (Rts)	0
221,546		Flowers Foods, Inc	6,250
2,737,148		Foster's Group Ltd	10,862
154,607		Fraser & Neave Ltd	1,425
1,833,311		General Mills, Inc	90,107
7,431		Glanbia plc	26
14,638,000		Global Bio-Chem Technology Group Co Ltd	9,196
56,407	*	Gold Kist, Inc	897
208,364		Greencore Group plc	875
4,258		Greene King plc	105
2,969		Groupe Bourbon	178
670,793	e	Groupe Danone	66,910
2,946,837		H.J. Heinz Co	108,561
38,446	*	Hansen Natural Corp	2,309
422,787		Heineken NV	14,687
650,118	*	Hercules, Inc	9,420
4,350		Hermes International	878
940,563		Hershey Foods Corp	56,866
11,284		Hk-Ruokatalo Oyj (A Shs)	133
356,417		Hormel Foods Corp	11,088
30,000		House Foods Corp	434
414,313	e	InBev NV	14,544
47,019	b,e*	Interstate Bakeries Corp	277
145,800	e	Ito En Ltd	7,102
37,933		J & J Snack Foods Corp	1,776
265,260		J. Sainsbury plc	1,450
267,052		J.M. Smucker Co	13,433
1,102,000		J-Oil Mills, Inc	4,585
542		Karlshamns AB	10
100,500	e	Katokichi Co Ltd	742
228,600	e*	Katokichi Co Ltd (When Issued)	1,676
1,471,283		Kellogg Co	63,662
110,293		Kerry Group (Class A)	2,673
65,000		Kerry Group plc	1,565
290,000	e	Kikkoman Corp	2,915
6,200		Kirin Beverage Corp	158
2,113,680		Kirin Brewery Co Ltd	20,651
1,304,233		Kraft Foods, Inc (Class A)	43,105
206,367		Lancaster Colony Corp	8,781
182,250		Lance, Inc	2,929
1,020,920		Lion Nathan Ltd	5,726
274,219	e	LVMH Moet Hennessy Louis Vuitton S.A.	20,564
59,472	*	M&F Worldwide Corp	793
726,866		McCormick & Co, Inc (Non-Vote)	25,026
95,000		Meiji Dairies Corp	535
163,708		Meiji Seika Kaisha Ltd	817
7,000		Mercian Corp	18
43,011	e	MGP Ingredients, Inc	359
894,930	e	Molson Coors Brewing Co (Class B)	69,062
1,152		Molson Coors Brewing Co (Class B) (Canada)	89
4,286	*	Monterey Gourmet Foods, Inc	14
4,000		Morinaga & Co Ltd	11
39,515	*	National Beverage Corp	322
820,618	e	Nestle S.A. (Regd)	225,310
2,925,283	e	Nichirei Corp	11,131
899,000		Nippon Beet Sugar Manufacturing Co Ltd	2,202
28,000		Nippon Flour Mills Co Ltd	139

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

702,784		Nippon Meat Packers, Inc	$8,929
4,125,000		Nisshin Oillio Group Ltd	23,139
1,031,002		Nisshin Seifun Group, Inc	10,989
35,005		Nissin Food Products Co Ltd	918
228,300	e	Orkla ASA	8,388
2,313,036	e,v*	Parmalat Finanziaria S.p.A.	0
71,767	*	Peets Coffee & Tea, Inc	1,769
1,119		Penford Corp	18
3,366,000		People's Food Holdings Ltd	2,469
1,437,164		Pepsi Bottling Group, Inc	40,025
569,055		PepsiAmericas Inc	12,895
12,653,623		PepsiCo, Inc	671,022
374,612	e	Pernod-Ricard	52,435
4,502,000		Petra Foods Ltd	2,620
288,553		Pilgrim's Pride Corp	10,307
350,000	b,v*	Power Pacific Ltd	0
220,400		Q.P. Corp	1,937
6,615		Quick Restaurants S.A.	131
18,530		Raisio Group plc	57
224,001		Ralcorp Holdings, Inc	10,606
32,700		Restaurant Group plc	82
6,781		Rottneros AB	7
503,536	*	Royal Numico NV	20,654
1,136,320	e	Sampo Oyj (A Shs)	16,540
62,969		Sanderson Farms, Inc	2,721
115,000	e	Sapporo Holdings Ltd	540
4,845,449		Sara Lee Corp	107,375
1,144,563		Scottish & Newcastle plc	9,960
268,315		Sensient Technologies Corp	5,785
418,551	*	Smithfield Foods, Inc	13,205
200,500	*	Snow Brand Milk Products Co Ltd	664
1,445		Somerfield plc	6
484,535		Southcorp Ltd	1,585
460,422	e	Suedzucker AG.	9,287
70,000		Takara Holdings, Inc	491
200		Tasty Baking Co	2
2,018,044		Tate & Lyle plc	20,268
900,000		Thai Union Frozen Products PCL	639
490,000		Tingyi Cayman Islands Holding Corp	104
130,899		Tootsie Roll Industries, Inc	3,927
228,104		Topps Co, Inc	2,101
372,000		Toyo Suisan Kaisha Ltd	5,826
1,690,965		Tyson Foods, Inc (Class A)	28,205
51,200		Unilever NV	3,503
3,114,441		Unilever plc	30,779
7,583		Wolverhampton & Dudley Brew plc	161
141,382		Wrigley (Wm.) Jr Co	9,270
697,600	f,v	Wrigley (Wm.) Jr Co (Class B)	45,742
48,000	e	Yakult Honsha Co Ltd	927
324,000		Yamazaki Baking Co Ltd	3,066

		TOTAL FOOD AND KINDRED PRODUCTS	3,436,195

FOOD STORES - 0.74%
196,854	*	7-Eleven, Inc	4,728
2,579,180	e	Albertson's, Inc	53,260
9,114		Arden Group, Inc (Class A)	647
36,775		Axfood AB	901
785,537	e	Carrefour S.A.	41,797
99,382	e	Casino Guichard-Perrachon S.A.	8,376
6,974	*	Casino Guichard-Perrachon S.A. Wts 12/15/05	0
2,270,791	e	Coles Myer Ltd	16,529

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

121,080		Colruyt S.A. Rts	$18,852
130,878	e	Delhaize Group	8,990
27,000		FamilyMart Co Ltd	798
99,991	e*	Great Atlantic & Pacific Tea Co, Inc	1,490
64,084		Ingles Markets, Inc (Class A)	854
305,082		Ito-Yokado Co Ltd	12,208
295,046	*	Jeronimo Martins SGPS S.A.	4,506
6,036,291	*	Kroger Co	96,762
24,500		Lawson, Inc	902
171,308	e*	Panera Bread Co (Class A)	9,684
77,668	*	Pantry, Inc	2,405
164,748	*	Pathmark Stores, Inc	1,040
19,271	b,e*	Penn Traffic Co	0
2,145,856	*	Royal Ahold NV	18,016
203,125		Ruddick Corp	4,702
3,361,286	*	Safeway, Inc	62,285
1,080,339	e*	Seiyu Ltd	2,071
333,420		Seven-Eleven Japan Co Ltd	9,788
2,459,154	*	Starbucks Corp	127,040
37,551,459		Tesco plc	224,579
377,172		UNY Co Ltd	4,542
68,908		Weis Markets, Inc	2,541
338,612		Whole Foods Market, Inc	34,582
166,146	e*	Wild Oats Markets, Inc	1,766
117,643	b,e*	Winn-Dixie Stores, Inc	109
2,114,493	e	Woolworths Ltd	26,252

		TOTAL FOOD STORES	803,002

FORESTRY - 0.09%
11,821		Gunns Ltd	38
27,000		Hokuetsu Paper Mills Ltd	159
1,404,239		Weyerhaeuser Co	96,190

		TOTAL FORESTRY	96,387

FURNITURE AND FIXTURES - 0.21%
60,436		Bassett Furniture Industries, Inc	1,191
6,033	b,v*	Bush Industries, Inc (Class A)	1
210,123		Ethan Allen Interiors, Inc	6,724
371,707		Furniture Brands International, Inc	8,107
502,997		Herman Miller, Inc	15,150
295,670		Hillenbrand Industries, Inc	16,401
330,462		HNI Corp	14,854
44,824		Hooker Furniture Corp	847
258,479	*	Interface, Inc (Class A)	1,763
1,185,990		Johnson Controls, Inc	66,131
144,937		Kimball International, Inc (Class B)	2,102
313,705		La-Z-Boy, Inc	4,370
1,021,435		Leggett & Platt, Inc	29,499
292,350		MFI Furniture Group plc	646
763		Neopost S.A.	66
1,816,601		Newell Rubbermaid, Inc	39,856
220,195	e*	Select Comfort Corp	4,501
29,000		Sindo Ricoh Co Ltd	1,779
33,051		Stanley Furniture Co, Inc	1,563
231,684		Steelcase, Inc (Class A)	3,197
117,436	*	Tempur-Pedic International, Inc	2,191
10,282		Villeroy & Boch AG.	146
9,833	*	Virco Manufacturing Corp	76

		TOTAL FURNITURE AND FIXTURES	221,161

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

FURNITURE AND HOMEFURNISHINGS STORES - 0.45%
5,031,576	*	Bed Bath & Beyond, Inc	$183,854
2,287,592		Best Buy Co, Inc	123,553
1,097,006		Circuit City Stores, Inc (Circuit City Group)	17,607
133,885	*	Cost Plus, Inc	3,599
15,371	*	Design Within Reach, Inc	242
123,975	*	Electronics Boutique Holdings Corp	5,327
119,400	*	Gamestop Corp (Class A)	2,646
362,686	*	GameStop Corp (Class B)	8,088
182,561	*	Guitar Center, Inc	10,010
101,563		Haverty Furniture Cos, Inc	1,549
4,834,994	e	Hitachi Ltd	30,106
541,200		Hitachi Maxell Ltd	7,281
63,385	*	Kirkland's, Inc	701
71,600		Knoll, Inc	1,194
281,935	*	Linens 'n Things, Inc	7,000
246,736	*	Mohawk Industries, Inc	20,800
7,000		Nitori Co Ltd	453
451,150		Pier 1 Imports, Inc	8,224
97	*	Quaker Fabric Corp	0
859,638		RadioShack Corp	21,061
140,948	*	Restoration Hardware, Inc	803
25,771	*	Rex Stores Corp	363
25,000		Shimachu Co Ltd	654
198,704	*	The Bombay Co, Inc	1,053
181,115	*	Trans World Entertainment Corp	2,668
49,371	*	Tweeter Home Entertainment Group, Inc	275
7,127	b,e*	Ultimate Electronics, Inc	2
427,847	*	Williams-Sonoma, Inc	15,723
226,288	e	Yamada Denki Co Ltd	11,890

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	486,726

GENERAL BUILDING CONTRACTORS - 0.52%
1,000	v*	AC Real Estate Corp	0
195,000		Allgreen Properties Ltd	140
156,200		Amec plc	942
1,000	v*	Aoyama Kanzai Corp	0
828,810		Barratt Developments plc	10,329
265,155	e	Beazer Homes U.S.A., Inc	13,221
422,155		Bellway plc	7,020
145,974	*	Berkeley Group Holdings plc	2,236
477,662		Bilfinger Berger AG.	23,820
298,551	e	Bouygues S.A.	11,865
86,627		Brookfield Homes Corp	3,657
1,198	*	Cavco Industries, Inc	29
637,838		Centex Corp	36,529
814,800		Chiyoda Corp	8,509
1,440,434		D.R. Horton, Inc	42,118
138	*	Daikyo, Inc	0
149,405		Daito Trust Construction Co Ltd	6,286
1,069,221		Daiwa House Industry Co Ltd	12,316
27,770	*	Dominion Homes, Inc	470
625,281	e	Fletcher Building Ltd	2,960
200	*	Haseko Corp	0
154,558	*	Hovnanian Enterprises, Inc (Class A)	7,882
15,173	e	Imerys S.A.	1,150
167,085	e	KB Home	19,626
195,587	e	Leighton Holdings Ltd	1,543

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

841,378		Lennar Corp (Class A)	$47,689
50,592		Lennar Corp (Class B)	2,667
93,567		Levitt Corp (Class A)	2,399
79,039		M/I Homes, Inc	3,867
149,610		MDC Holdings, Inc	10,420
134,923	*	Meritage Homes Corp	7,950
36,600		NH Hoteles S.A.	472
385,316	e	Nishimatsu Construction Co Ltd	1,463
55,273	e*	NVR, Inc	43,389
378,842		Obayashi Corp	2,341
13,202		Obrascon Huarte Lain S.A.	152
70,326	e*	Palm Harbor Homes, Inc	1,144
128,776	*	Perini Corp	1,776
1,074,738		Persimmon plc	15,343
580,540		Pulte Homes, Inc	42,745
233,426		Ryland Group, Inc	14,477
32,904,000		Shanghai Forte Land Co	9,809
698,000		Shimizu Corp	3,583
847,504	e	Skanska AB (B Shs)	10,288
168,977		Standard-Pacific Corp	12,198
2,521,689		Sumitomo Realty & Development Co Ltd	30,507
330,801	e	Taisei Corp	1,243
2,455,964		Taylor Woodrow plc	14,201
55,838		Technical Olympic U.S.A., Inc	1,686
684,270		Titan Cement Co S.A.	22,749
465,000	e	Toda Corp	2,295
262,374	*	Toll Brothers, Inc	20,688
7,468	*	Uralita S.A.	41
168,417	e	Walter Industries, Inc	7,166
211,787	*	WCI Communities, Inc	6,371
29,429	e*	William Lyon Homes, Inc	2,257
1,010,329		Wimpey (George) plc	8,400

		TOTAL GENERAL BUILDING CONTRACTORS	564,424

GENERAL MERCHANDISE STORES - 1.76%
301,733	e*	99 Cents Only Stores	3,974
467,698		Aeon Co Ltd	7,919
633,799	*	Big Lots, Inc	7,618
494,312	*	BJ's Wholesale Club, Inc	15,353
33,490		Bon-Ton Stores, Inc	606
120,806	*	Brookstone, Inc	1,959
50,400	e*	Cabela's, Inc	1,040
1,490		Can Do Co Ltd	1,658
293,205		Casey's General Stores, Inc	5,269
17,421	e*	Conn's, Inc	328
2,729,014		Costco Wholesale Corp	120,568
85,000		Daimaru, Inc	759
104,634	e	David Jones Ltd	161
524,576		Dillard's, Inc (Class A)	14,111
1,566,551		Dollar General Corp	34,323
517,283	*	Dollar Tree Stores, Inc	14,862
772,855		Family Dollar Stores, Inc	23,464
1,338,621		Federated Department Stores, Inc	85,190
230,831		Fred's, Inc	3,963
19,225	e*	Gander Mountain Co	252
1,412,000		Giordano International Ltd	960
232,012	e*	Hagemeyer NV	591
68,000	e	Hankyu Department Stores, Inc	531
685,574	e	Hudson's Bay Co	7,412
563,636		Isetan Co Ltd	7,362
1,215,335		J.C. Penney Co, Inc	63,100

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

573		KarstadtQuelle AG.	$6
44,244	e	Kesko Oyj (B Shs)	1,140
3,851,777		Kingfisher plc	21,016
2,990,360	*	Kohl's Corp	154,392
963,221		Marks & Spencer Group plc	6,298
416,700	e	Marui Co Ltd	5,614
1,573,700		May Department Stores Co	58,258
338,521	e	Metro AG.	18,219
912,000	e	Mitsukoshi Ltd	4,775
189,950		Neiman Marcus Group, Inc (Class A)	17,382
17,081		Neiman Marcus Group, Inc (Class B)	1,542
63,499	e	Pinault-Printemps-Redoute S.A.	6,808
72,342	*	Retail Ventures, Inc	659
587,724		Saks, Inc	10,608
189,139	e*	ShopKo Stores, Inc	4,203
766,408		Sonae SPGS S.A.	1,155
206,329	*	Stein Mart, Inc	4,642
113,869	e	Takashimaya Co Ltd	1,169
5,332,351		Target Corp	266,724
158,050	*	Tuesday Morning Corp	4,563
17,722,402		Wal-Mart Stores, Inc	888,070
172,833		Warehouse Group Ltd	489
1,409,687	*	Waterford Wedgwood plc (Units)	70
111,467		Woolworths Group plc	114

		TOTAL GENERAL MERCHANDISE STORES	1,901,249

HEALTH SERVICES - 0.85%
246,006	*	Accredo Health, Inc	10,925
86,469	*	Amedisys, Inc	2,616
66,601	*	America Service Group, Inc	1,474
182,958	e*	American Healthways, Inc	6,041
189,606	*	Amsurg Corp	4,797
401,487	*	Apria Healthcare Group, Inc	12,888
671,658	*	Beverly Enterprises, Inc	8,315
127,362	*	Capio AB	1,935
4,075,181	*	Caremark Rx, Inc	162,111
315,085	*	Community Health Systems, Inc	11,000
38,070	*	Corvel Corp	812
781,524	*	Coventry Health Care, Inc	53,253
186,809	*	Cross Country Healthcare, Inc	3,131
30,339	e*	CryoLife, Inc	188
3,104	*	Curative Health Services, Inc	11
545,652	*	DaVita, Inc	22,836
332,500	e	DCA Group Ltd	864
11,609	e*	Dynacq Healthcare, Inc	57
34,759	*	Elekta AB	1,258
148,880	*	Enzo Biochem, Inc	2,147
695,688	*	Express Scripts, Inc	60,657
7,259		Generale de Sante	144
175,910	*	Genesis HealthCare Corp	7,545
186,964	*	Gentiva Health Services, Inc	3,025
347,008	e	Getinge AB (B Shs)	5,198
2,413,963		HCA, Inc	129,316
1,241,297		Health Management Associates, Inc (Class A)	32,497
172,602	*	Healthsouth Corp	893
372,859		Hooper Holmes, Inc	1,424
3,508	*	IMPAC Medical Systems, Inc	83
83,976		Intertek Group plc	1,227
310,739	*	Kindred Healthcare, Inc	10,907
99,388	*	LabOne, Inc	3,427
862,107	*	Laboratory Corp of America Holdings	41,554

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

93,435		LCA-Vision, Inc	$3,111
239,970	*	LifePoint Hospitals, Inc	10,520
701,561	*	Lincare Holdings, Inc	31,030
235,427	*	Magellan Health Services, Inc	8,016
459,702		Manor Care, Inc	16,715
85,613	*	Matria Healthcare, Inc	2,629
30,807	*	Medcath Corp	903
1,485,555	*	Medco Health Solutions, Inc	73,639
48,674		National Healthcare Corp	1,665
292,726	*	NeighborCare, Inc	8,562
55,282		Nichii Gakkan Co	1,669
11,000		Nihon Kohden Corp	140
257,726	e*	OCA, Inc	1,095
270,361	*	Odyssey HealthCare, Inc	3,179
80,565	e	Option Care, Inc	1,659
1,534,000		Parkway Holdings Ltd	1,516
189,420	*	Pediatrix Medical Group, Inc	12,992
5,794	b,e,v*	Physician Resource Group, Inc	0
312,256	*	Province Healthcare Co	7,522
85,538	*	Psychiatric Solutions, Inc	3,935
693		Q-Med AB	21
11,026	*	Radiation Therapy Services, Inc	209
158,999	*	RehabCare Group, Inc	4,565
345,191	*	Renal Care Group, Inc	13,097
2,314		Rhoen Klinikum AG.	145
429,589		Sonic Healthcare Ltd	4,004
43,808	*	Specialty Laboratories, Inc	418
4,535	*	Stereotaxis, Inc	35
5,700	e	Straumann Holding AG.	1,239
100,115	e*	Sunrise Senior Living, Inc	4,866
25,868	*	Symbion, Inc	553
2,493,763	*	Tenet Healthcare Corp	28,753
800,741	*	Triad Hospitals, Inc	40,117
31,423	*	U.S. Physical Therapy, Inc	439
165,069	*	United Surgical Partners International, Inc	7,555
266,834		Universal Health Services, Inc (Class B)	13,982
52,294	e*	VistaCare, Inc (Class A)	1,070

		TOTAL HEALTH SERVICES	916,121

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.20%
59,668	e	Abertis Infraestructuras S.A.	1,352
809,483		ACS Actividades Cons y Serv	20,094
11,247		Alfred Mcalpine plc	68
36,557		Autoroutes du Sud de La France	1,859
1,343,806		Balfour Beatty plc	7,935
168,184		Brisa-Auto Estradas de Portugal S.A.	1,423
160,555		Fomento de Construcciones y Contratas S.A.	8,228
51,006		Gemina S.p.A.	78
202,762		Granite Construction, Inc	5,327
203,960		Grupo Ferrovial S.A.	11,581
1,189,742		Hellenic Technodomiki Tev S.A.	5,443
32,600	*	Hopewell Highway Infrastructure Ltd	6
166,315	*	Insituform Technologies, Inc (Class A)	2,413
83,166		JGC Corp	910
1,425		JM AB	48
1,838,000	e	Kajima Corp	7,613
275,316		Multiplex Group	920
1,936		NCC AB (B Shs)	32
908,000		Okumura Corp	5,535
1,965		Peab AB	21
572,417		Technical Olympic S.A.	3,526

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

196,468	e	Transurban Group	$1,073
5,300	e*	VA Technologie AG.	434
882,370	e	Vinci S.A.	127,521
778,666		YTL Corp Bhd	1,158

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	214,598

HOLDING AND OTHER INVESTMENT OFFICES - 2.11%
80,534	e*	4Kids Entertainment, Inc	1,781
98,800		Aames Investment Corp	810
172,059		Acadia Realty Trust	2,767
54,300	e*	Aeon Mall Co Ltd (When Issued)	2,061
303,172		Affordable Residential Communities	3,835
70,393		Alabama National Bancorp	4,357
11,949	*	Alexander's, Inc	2,886
146,192		Alexandria Real Estate Equities, Inc	9,412
669,444	e	Allied Capital Corp	17,472
671,751		AMB Property Corp	25,392
158,000		Amcore Financial, Inc	4,464
14,100		American Campus Communities, Inc	296
651,726		American Financial Realty Trust	9,535
551,940	e	American Home Mortgage Investment Corp	15,808
25,836		American Land Lease, Inc	598
15,444		American Mortgage Acceptance Co	213
9,592	*	American Realty Investors, Inc	86
174,947		AMLI Residential Properties Trust	4,792
604,489	e	Annaly Mortgage Management, Inc	11,340
431,611		Anthracite Capital, Inc	4,808
289,783		Anworth Mortgage Asset Corp	2,767
744,792		Apartment Investment & Management Co (Class A)	27,706
383,527		Apollo Investment Corp	6,436
20,300		Arbor Realty Trust, Inc	502
999,776		Archstone-Smith Trust	34,102
359,224		Arden Realty, Inc	12,160
143,303		Ashford Hospitality Trust, Inc	1,462
51,663		Associated Estates Realty Corp	515
479,134		AvalonBay Communities, Inc	32,049
7,259	*	Bancorp, Inc	102
84,338		Bedford Property Investors	1,841
178,895		Bimini Mortgage Management, Inc (Class A)	2,478
123,500		BioMed Realty Trust, Inc	2,544
52,643		Bodycote International	172
557,744		Boston Properties, Inc	33,593
16,261	*	Boykin Lodging Co	155
318,812		Brandywine Realty Trust	9,054
619,629	e	Brascan Corp (Class A)	23,405
269,954		BRE Properties, Inc (Class A)	9,529
28,100		Brewin Dolphin Holdings plc	64
347,805		Brookline Bancorp, Inc	5,182
16,092		BRT Realty Trust	339
304,394		Camden Property Trust	14,316
117		CapitaCommercial Trust	0
217,333		Capital Automotive REIT	7,198
123,392		Capital Lease Funding, Inc	1,363
5,137		Capital Southwest Corp	406
25,012		Capital Trust, Inc	830
415,000		CapitaMall Trust	513
51,026		Capitol Bancorp Ltd	1,544
163,476	e	Capstead Mortgage Corp	1,398
350,459		CarrAmerica Realty Corp	11,057
70,027	e	Castellum AB	2,297
168,494		CBL & Associates Properties, Inc	12,049

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

83,988		Cedar Shopping Centers, Inc	$1,196
284,632		Centerpoint Properties Trust	11,670
40,534		Cherokee, Inc	1,357
2,566,422		China Merchants Holdings International Co Ltd	5,035
221,284	e	CI Fund Management, Inc	3,157
97,530	e*	Circle Group Holdings, Inc	70
10,300		Cohen & Steers, Inc	170
3,884		Collins Stewart Tullett plc	29
114,522		Colonial Properties Trust	4,399
310,104		Commercial Net Lease Realty, Inc	5,721
67,323	e	Community Banks, Inc	1,682
1,037,371		Compagnie Financiere Richemont AG. (Units) (A Shs)	32,682
157,809		Corio NV	8,846
336,933		Cornerstone Realty Income Trust, Inc	3,342
308,528		Corporate Office Properties Trust	8,170
73,348		Correctional Properties Trust	1,852
326,449		Cousins Properties, Inc	8,445
426,916		Crescent Real Estate Equities Co	6,976
60,994	*	Criimi MAE, Inc	1,226
362		Cross Timbers Royalty Trust	14
159,454	e	CRT Properties, Inc	3,473
8,638		DAB Bank AG.	65
555,597		Developers Diversified Realty Corp	22,085
16,400		Digital Realty Trust, Inc	236
826,729		Duke Realty Corp	24,678
12,000		Eagle Hospitality Properties Trust, Inc	108
112,882		Eastgroup Properties, Inc	4,256
302,000		ECC Capital Corp	1,812
19,057	*	Enodis plc	40
16,261	*	Enstar Group, Inc	976
148,245		Entertainment Properties Trust	6,142
310,143		Equity Inns, Inc	3,421
111,274		Equity Lifestyle Properties, Inc	3,922
1,896,291		Equity Office Properties Trust	57,135
201,859		Equity One, Inc	4,156
1,709,357		Equity Residential	55,058
159,082		Essex Property Trust, Inc	10,993
32,897		Evolution Group plc	103
85,500		Extra Space Storage, Inc	1,154
271,388		Federal Realty Investment Trust	13,122
454,082	*	FelCor Lodging Trust, Inc	5,644
117,000		Feldman Mall Properties, Inc	1,417
94,009	*	First Acceptance Corp	996
22,097		First Defiance Financial Corp	575
1,510	v*	First Hungary Fund	201
78,140		First Indiana Corp	1,891
248,760		First Industrial Realty Trust, Inc	9,411
754,004		First Niagara Financial Group, Inc	9,960
1,598,400	v	First NIS Regional Fund SICAV	8,280
274,000	*	First Pacific Co	87
76,925		First Place Financial Corp	1,408
426,558		Fremont General Corp	9,380
691,856		Friedman Billings Ramsey Group, Inc	10,980
181,458		Gables Residential Trust	6,043
1,338,267		General Growth Properties, Inc	45,635
60,088		German American Bancorp	931
56,290		Gladstone Capital Corp	1,194
159,414		Glenborough Realty Trust, Inc	3,048
205,918		Glimcher Realty Trust	4,880
29,300		Global Signal, Inc	878
119,100		GMH Communities Trust	1,395
68,138	e	Government Properties Trust, Inc	679
14,400		Gramercy Capital Corp	281

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

56,906		Great Portland Estates plc	$352
100,000		GS Holdings Corp	2,477
89,696	e	Harris & Harris Group, Inc	1,080
732,569		Health Care Property Investors, Inc	17,193
266,442		Health Care REIT, Inc	8,526
285,240		Healthcare Realty Trust, Inc	10,394
233,174		Heritage Property Investment Trust	6,921
107,000		Hersha Hospitality Trust	1,067
179,930		Highland Hospitality Corp	1,862
324,920		Highwoods Properties, Inc	8,714
116,000		HKR International Ltd	74
279,551		Home Properties, Inc	10,847
267,520		HomeBanc Corp	2,365
325,141		Hospitality Properties Trust	13,129
2,071,081		Host Marriott Corp	34,297
156,900		Housing Development Finance Corp	2,611
894,598		HRPT Properties Trust	10,655
3,709,598		Hutchison Whampoa Ltd	31,510
211,958	*	IMMOFINANZ Immobilien Anlagen AG.	1,937
495,887	e	IMPAC Mortgage Holdings, Inc	9,511
3,648	b*	InaCom Corp	0
9,600		Infratil Ltd	23
298,693	e	ING Industrial Fund	471
93,074		ING Office Fund	88
374,670		Innkeepers U.S.A. Trust	4,837
2,571,044		Investa Property Group	4,137
272,079		Investors Real Estate Trust	2,538
935,295		iStar Financial, Inc	38,515
6,331	*	Istituto Finanziario Industriale S.p.A.	92
114		Japan Real Estate Investment Corp	933
486		Japan Retail Fund Investment Corp	3,871
677,284	e	JFE Holdings, Inc	18,933
4,470		Kensington Group plc	50
171,794		Kilroy Realty Corp	7,028
530,498		Kimco Realty Corp	28,594
25,200		Kite Realty Group Trust	363
2,950,000		KLCC Property Holdings Bhd	1,553
133,984		Kramont Realty Trust	3,135
1,120,777	*	La Quinta Corp	9,527
507,820		Land Securities Group plc	12,407
242,527		LaSalle Hotel Properties	7,045
510,327	e	Lend Lease Corp Ltd	4,974
301,812		Lexington Corporate Properties Trust	6,622
478,153		Liberty Property Trust	18,672
134,720		London Stock Exchange plc	1,155
130,703		LTC Properties, Inc	2,268
198,335		Luminent Mortgage Capital, Inc	2,178
369,344		Macerich Co	19,679
393,130		Mack-Cali Realty Corp	16,649
14,148,231		Macquarie Infrastructure Group	39,400
307,823		Maguire Properties, Inc	7,351
17,482		MASSBANK Corp	662
509,472	*	Meristar Hospitality Corp	3,566
521,422		MFA Mortgage Investments, Inc	3,968
123,218		Mid-America Apartment Communities, Inc	4,497
5,572,000		Midland Realty Holdings Ltd	3,447
318,903		Mills Corp	16,870
128,605		Mission West Properties, Inc	1,363
19,800		MortgageIT Holdings, Inc	316
148,315		National Health Investors, Inc	3,853
37,840		National Health Realty, Inc	704
418,375		Nationwide Health Properties, Inc	8,455
337,749	e	New Century Financial Corp	15,813

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

504,412		New Plan Excel Realty Trust	$12,666
359,513		Newcastle Investment Corp	10,642
268		Nippon Building Fund, Inc	2,295
193,574		Nobel Biocare Holding AG.	40,886
7,819,000		Noble Group Ltd	6,874
40,000	*	NorthStar Realty Finance Corp	387
202,582	e	Novastar Financial, Inc	7,295
269		NTT Urban Development Corp	1,245
495,949		Omega Healthcare Investors, Inc	5,446
8,050,000	e	Orient Corp	28,524
104,284		Oriental Financial Group, Inc	2,442
77,519		Origen Financial, Inc	536
222,491		Pan Pacific Retail Properties, Inc	12,626
3,254		Paragon Group Cos	25
131,718		Parkway Properties, Inc	6,151
188,633		Pennsylvania Real Estate Investment Trust	7,606
4	v*	Pinnacle Holdings, Inc Wts 11/02/07	0
1,203,124		Plum Creek Timber Co, Inc	42,952
1,488,939		Popular, Inc	36,211
237,877		Post Properties, Inc	7,384
263,759	e	Prentiss Properties Trust	9,010
95,198		PrivateBancorp, Inc	2,990
979,541		Prologis	36,341
90,060		Prosperity Bancshares, Inc	2,386
118,542		PS Business Parks, Inc	4,777
1,010		PSP Swiss Property AG.	42
423,733		Public Storage, Inc	24,127
156,600		RAIT Investment Trust	4,200
83,455		Ramco-Gershenson Properties	2,266
516,864		Realty Income Corp	11,826
473,906		Reckson Associates Realty Corp	14,549
134,033		Redwood Trust, Inc	6,860
350,550		Regency Centers Corp	16,697
161,326		Rodamco Europe NV	12,098
90,903		Sandy Spring Bancorp, Inc	2,938
67,524		Saul Centers, Inc	2,161
7,976		Savills	93
477,737		Saxon Capital, Inc	8,217
741,104		Schroders plc	9,901
63,390	*	SCOR	137
357,161		Senior Housing Properties Trust	5,957
250,574		Shurgard Storage Centers, Inc (Class A)	10,269
939,100		Simon Property Group, Inc	56,891
147,788	e	Sizeler Property Investors	1,753
3,914,633	f*	Skyline Venture Partners Qualified II	2,974
555,000	f*	Skyline Venture Partners Qualified III	555
287,447		SL Green Realty Corp	16,160
6,820,892		SM Prime Holdings	969
257,440	e*	Softbank Corp	10,638
92,791	e	Sovran Self Storage, Inc	3,677
74,000		Spirit Finance Corp	804
7,761	e	Sponda Oyj	71
59,602	*	Stockland (New)	266
220,750		Strategic Hotel Capital, Inc	3,245
69,490		Suffolk Bancorp	2,295
5,555,491		Sumitomo Corp	47,733
88,435		Sun Communities, Inc	3,166
105,479		Sunset Financial Resources, Inc	1,029
138,600		Sunstone Hotel Investors, Inc	2,973
3,008,000	*	Suntec Real Estate Investment Trust	2,334
284,065		Susquehanna Bancshares, Inc	6,926
279,262		Tanger Factory Outlet Centers, Inc	6,144
57,006	e*	Tarragon Realty Investors, Inc	1,151

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

399,322		Taubman Centers, Inc	$11,077
435,576		Thornburg Mortgage, Inc	12,214
53,940		Tompkins Trustco, Inc	2,295
95,948	e	Town & Country Trust	2,538
9,000	*	Transcontinental Realty Investors, Inc	172
656,850		Trizec Properties, Inc	12,480
773,950		United Dominion Realty Trust, Inc	16,152
9,662		United Mobile Homes, Inc	155
74,912		Universal Health Realty Income Trust	2,116
143,253		Urstadt Biddle Properties, Inc (Class A)	2,185
65,200		U-Store-It Trust	1,134
515,472		Ventas, Inc	12,866
734,682	e	Vornado Realty Trust	50,891
5,305,879		Washington Mutual, Inc	209,582
243,660		Washington Real Estate Investment Trust	7,005
360,316	e	Weingarten Realty Investors	12,435
17,507		Wellington Underwriting plc	30
7,621	*	Wellsford Real Properties, Inc	111
9,800		Wereldhave NV	1,006
34,554		Westfield Financial, Inc	864
143,142	e	Wihlborgs Fastigheter AB	3,323
57,469		Windrose Medical Properties Trust	788
193,333		Wing Tai Holdings Ltd	109
157,143		Winston Hotels, Inc	1,839

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	2,283,289

HOTELS AND OTHER LODGING PLACES - 0.54%
2,648,339	e	Accor S.A.	129,967
104,726		Ameristar Casinos, Inc	5,726
966,444	e	Aristocrat Leisure Ltd	7,610
218,884	*	Bluegreen Corp	2,813
287,017	e	Boyd Gaming Corp	14,968
105,883		Choice Hotels International, Inc	6,559
1,116	*	Club Mediterranee	56
49,453	*	Empire Resorts, Inc	358
762,000		Genting Bhd	3,469
194,704	*	Great Wolf Resorts, Inc	4,858
3,552,733		Hilton Group plc	20,207
5,158,512		Hilton Hotels Corp	115,293
2,455,926		Hongkong & Shanghai Hotels	2,267
500		Hotel Properties Ltd	0
193,190		Hyatt Regency S.A.	2,295
848,674		Intercontinental Hotels Group plc	9,903
199,096		Intrawest Corp	3,805
1,031,500	*	Jameson Inns, Inc	1,516
3,065		Jurys Doyle Hotel Group plc	47
160,000		Kangwon Land, Inc	2,395
101,673	*	Las Vegas Sands Corp	4,575
195,983	*	Lodgian, Inc	2,009
345,014	*	Mandalay Resort Group	24,320
135,644		Marcus Corp	2,781
1,465,039		Marriott International, Inc (Class A)	97,953
276,314	*	MGM Mirage	19,569
9,877,988		Minor International PCL	1,010
23,700		Overseas Union Enterprise Ltd	117
210,965	*	Pinnacle Entertainment, Inc	3,523
50	*	Regal Hotels International Holdings Ltd	0
25,840,500		Regal Hotels International Ltd	2,253
3,381,381		Shangri-La Asia Ltd	4,942
1,117,674	e	Sky City Entertainment Group Ltd	3,920
1,168,832		Starwood Hotels & Resorts Worldwide, Inc	70,165

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

134,221	*	Vail Resorts, Inc	$3,389
156,680	*	Wynn Resorts Ltd	10,614

		TOTAL HOTELS AND OTHER LODGING PLACES	585,252

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.93%
5,618,375		3M Co	481,439
56,235	*	Aaon, Inc	926
165,791	*	Actuant Corp	7,447
774,437	*	Adaptec, Inc	3,710
462,135	*	Advanced Digital Information Corp	3,790
923,305	*	AGCO Corp	16,850
241,239		Aggreko plc	821
24,689		Alamo Group, Inc	611
192,563		Albany International Corp (Class A)	5,946
139,293	e	Alfa Laval AB	2,294
538,729		Amada Co Ltd	3,324
1,785,128		American Standard Cos, Inc	82,973
6,300		Ampco-Pittsburgh Corp	85
1,782		Andritz AG.	160
4,531,483	*	Apple Computer, Inc	188,827
10,188,810		Applied Materials, Inc	165,568
111,050	*	Astec Industries, Inc	2,449
47,208	*	ASV, Inc	1,872
276,737	*	Asyst Technologies, Inc	1,326
148,932	e	Atlas Copco AB	7,158
204,999	e	Atlas Copco AB (B Shs)	9,008
164,844	e*	Authentidate Holding Corp	658
245,852	*	Avocent Corp	6,309
676,635	*	Axcelis Technologies, Inc	4,939
2,937,636		Baker Hughes, Inc	130,695
7,807		Balda AG.	77
719,316		Black & Decker Corp	56,819
151,898		Black Box Corp	5,683
28,218	*	Blount International, Inc	479
233,440		Briggs & Stratton Corp	8,500
303,321	*	Brooks Automation, Inc	4,604
74,499		Bucyrus International, Inc (Class A)	2,910
2,000	*	C.P. Pokphand Co Ltd	0
990		Cardo AB	27
66,528		Cascade Corp	2,328
2,169,909		Caterpillar, Inc	198,416
497,163	*	Cirrus Logic, Inc	2,247
48,410,054	*	Cisco Systems, Inc	866,056
34,944	*	Computer Network Technology Corp	161
471,522	*	Cooper Cameron Corp	26,976
506,794	e*	Cray, Inc	1,292
89,850		Creative Technology Ltd	866
438,677		Cummins, Inc	30,861
99,938	*	Cuno, Inc	5,136
482,139	*	Cymer, Inc	12,907
59,000		Daihen Corp	143
269,163		Daikin Industries Ltd	6,795
582,000	e	Dainippon Screen Manufacturing Co Ltd	3,945
1,880,252		Deere & Co	126,221
16,947,856	*	Dell, Inc	651,137
333,682		Diebold, Inc	18,302
5,130,601		Dixons Group plc	14,809
384,770		Donaldson Co, Inc	12,420
248,810	*	Dot Hill Systems Corp	1,480
1,584,193		Dover Corp	59,867
58,149	*	Dril-Quip, Inc	1,788

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

2,600		DTS Corp	$70
9,500		East Asiatic Co Ltd a/s	541
1,213,026		Eaton Corp	79,332
7,917		Econocom Group	69
323,430	*	Electronics For Imaging, Inc	5,770
14,514,745	*	EMC Corp	178,822
1,461,576	*	Emulex Corp	27,536
143,756		Engineered Support Systems, Inc	7,694
127,408	*	EnPro Industries, Inc	3,504
146,331	*	Esterline Technologies Corp	5,056
1,300	*	Exabyte Corp	0
3,810		EYDAP Athens Water Supply & Sewage Co S.A.	29
169,606	e*	FalconStor Software, Inc	1,013
273,950		FKI plc	550
76,204	*	Flanders Corp	860
969	*	Flow International Corp	6
436,771	*	Flowserve Corp	11,299
32,724	e	FLSmidth & Co a/s (B Shs)	605
326,333	*	FMC Technologies, Inc	10,828
118,788	*	FSI International, Inc	502
105,000	*	Furukawa Co Ltd	140
14,247,593		Futuris Corp Ltd	22,924
110,465	*	Gardner Denver, Inc	4,364
1,325,874	*	Gateway, Inc	5,343
36,858	*	General Binding Corp	774
191,582	*	Global Power Equipment Group, Inc	1,835
56,878		Gorman-Rupp Co	1,221
355,533		Graco, Inc	14,349
579,807	*	Grant Prideco, Inc	14,008
23,614,450		Hewlett-Packard Co	518,101
285,000		Hitachi Construction Machinery Co Ltd	3,941
17,000		Hitachi Koki Co Ltd	154
44,715	e	Hoganas AB (B Shs)	1,289
160,195	*	Hydril	9,357
289,690	*	Hypercom Corp	1,370
308,436		IDEX Corp	12,445
7,100		Ines Corp	70
239,333	*	InFocus Corp	1,374
93,600		Ingersoll-Rand Co Ltd	7,455
15,848	*	Interland, Inc	34
10,636,604		International Business Machines Corp	971,973
1,820,056		International Game Technology	48,523
59,717	*	Intevac, Inc	563
31,000		I-O Data Device, Inc	294
307,520	*	Iomega Corp	1,319
367	*	Ishikawajima-Harima Heavy Industries Co Ltd	1
540,518		ITT Industries, Inc	48,776
266,235		JLG Industries, Inc	5,737
472,494		Joy Global, Inc	16,566
79,941	*	Kadant, Inc	1,483
170,444		Kaydon Corp	5,352
11,339		KCI Konecranes Oyj	470
315,984		Kennametal, Inc	15,006
172,829	*	Komag, Inc	3,863
4,158,311		Komatsu Ltd	31,335
259,000		Komori Corp	3,957
48,307	e*	Kone Oyj (B Shs)	3,765
120,000	e	Koyo Seiko Co Ltd	1,628
3,418,916		Kubota Corp	18,284
745,319	*	Kulicke & Soffa Industries, Inc	4,688
940,914	*	Lam Research Corp	27,155
357,740		Lennox International, Inc	7,842
681,583	*	Lexmark International, Inc	54,506

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

205,430		Lincoln Electric Holdings, Inc	$6,179
22,417	e	Linde AG.	1,544
69,368		Lindsay Manufacturing Co	1,324
4,900		Lintec Corp	71
61,173	e*	Logitech International S.A. (Regd)	3,734
36,390		Lufkin Industries, Inc	1,757
810,000	e	Makino Milling Machine Co Ltd	4,582
281,000		Makita Corp	5,144
192,211		Manitowoc Co, Inc	7,763
1,352,888	*	Maxtor Corp	7,197
43,488	*	Maxwell Technologies, Inc	399
14,863		Meggitt plc	74
9,584	*	Mestek, Inc	216
144,701	e	Metso Oyj	2,599
245,632	*	Micros Systems, Inc	9,017
26,988		Middleby Corp	1,333
302,088	*	Milacron, Inc	921
5,005,160	e	Mitsubishi Heavy Industries Ltd	13,336
114,145		Modec, Inc	2,567
149,654		Modine Manufacturing Co	4,389
31		Mori Seiki Co Ltd	0
30,856		Nacco Industries, Inc (Class A)	3,145
1,062,663	*	National Oilwell Varco, Inc	49,626
259,675	e*	Netgear, Inc	3,918
2,312,438	*	Network Appliance, Inc	63,962
210,500	e	Nidec Corp	26,273
21,000		Nippon Thompson Co Ltd	145
199,863		Nordson Corp	7,359
2,572,512	e	NSK Ltd	13,276
104,000		NTN Corp	579
27,947		OCE NV	448
233,938	*	Oil States International, Inc	4,807
25,000		Okuma Corp	129
132,042	*	Omnicell, Inc	952
77,957		Omron Corp	1,705
98,615	*	Overland Storage, Inc	1,448
650,314		Pall Corp	17,637
293,310	e*	PalmOne, Inc	7,444
617,550		Parker Hannifin Corp	37,621
220,914	*	Paxar Corp	4,714
521,691		Pentair, Inc	20,346
1,176,826		Pitney Bowes, Inc	53,098
82,975	*	Planar Systems, Inc	748
164,874	*	Presstek, Inc	1,273
141,035	*	ProQuest Co	5,098
901,960	*	Quantum Corp	2,625
160,932	e	Rheinmetall AG.	8,575
664,881	e	Rheinmetall AG.	35,429
21,884		Rieter Holding AG.	6,940
63,896		Robbins & Myers, Inc	1,406
914,515		Rockwell Automation, Inc	51,798
160,527,050		Rolls-Royce Group plc (B Shs)	311
230,946	e	Sagem S.A.	5,208
810,633	*	Sandisk Corp	22,536
453,540	e	Sandvik AB	18,932
9,030		Sato Corp	228
72,320		Sauer-Danfoss, Inc	1,637
1,941		Saurer AG.	128
214,182	e	Scania AB	9,153
50,159		Schawk, Inc	915
478,431	*	Scientific Games Corp (Class A)	10,932
101,587	*	Semitool, Inc	1,036
840		SIG Holding AG.	180

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

12,951	e*	Sigma Designs, Inc	$138
709,425	e*	Silicon Graphics, Inc	844
114,626	*	Simpletech, Inc	452
19,385		SKF AB	914
192,892		SKF AB (B Shs)	9,051
503,509		Smith International, Inc	31,585
5,652,223	*	Solectron Corp	19,613
365,355		SPX Corp	15,813
68,303		Standex International Corp	1,865
3,700		Starrett (L.S.) Co (Class A)	72
177,728		Stewart & Stevenson Services, Inc	4,068
655,915	*	Storage Technology Corp	20,202
6,981		Sulzer AG. (Regd)	3,016
143,942	b*	Surebeam Corp (Class A)	2
1,101,807		Symbol Technologies, Inc	15,965
1,000		Takuma Co Ltd	8
71,235		Tecumseh Products Co (Class A)	2,822
31,300		Tecumseh Products Co (Class B)	1,225
67,136		Tennant Co	2,597
403,974	*	Terex Corp	17,492
534,000		Texwinca Holdings Ltd	448
60,400	e	THK Co Ltd	1,223
80,549		Thomas Industries, Inc	3,193
347,022		Timken Co	9,488
211,725		Toro Co	18,738
90,116	*	Transact Technologies, Inc	902
618,200		Tyco International Ltd	20,895
124,333	*	Ultratech, Inc	1,815
401,000		United Tractors Tbk PT	122
310,868	*	UNOVA, Inc	6,419
152,280	*	Veeco Instruments, Inc	2,292
78,600	e*	Vestas Wind Systems a/s	1,138
243,717	e	Wartsila Oyj (B Shs)	6,462
9,503		Weir Group plc	58
1,518,872	*	Western Digital Corp	19,366
189,107	*	WJ Communications	450
59,445		Woodward Governor Co	4,262
5,622,563	e*	Xerox Corp	85,182
1,006,165	e*	Xybernaut Corp	423
256,962		York International Corp	10,068
272,979	*	Zebra Technologies Corp (Class A)	12,964
1,249,635			0

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	6,411,675

INSTRUMENTS AND RELATED PRODUCTS - 2.57%
112,440	*	Abaxis, Inc	995
88,002	e*	Abiomed, Inc	931
87,825	*	ADE Corp	1,950
227,443	e*	Advanced Medical Optics, Inc	8,236
123,091	*	Advanced Neuromodulation Systems, Inc	3,300
3,213,182	*	Agilent Technologies, Inc	71,333
150,023	e*	Aksys Ltd	476
417,791	e*	Align Technology, Inc	2,607
369,628	*	American Medical Systems Holdings, Inc	6,350
75,972		Analogic Corp	3,286
140	*	Angiodynamics, Inc	3
24,139	e*	Animas Corp	488
1,529,531		Applera Corp (Applied Biosystems Group)	30,193
134,340		Arrow International, Inc	4,615
130,029	*	Arthrocare Corp	3,706
73,992	*	Aspect Medical Systems, Inc	1,597

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

111,494	*	August Technology Corp	$1,307
645,994		Bard (C.R.), Inc	43,979
255,328		Bausch & Lomb, Inc	18,716
3,189,607		Baxter International, Inc	108,383
97,100	*	Baxter International, Inc (Contingent Value Rts)	0
17,199,208	f,v*	BB Bioventures L.P.	23,346
328,128		Beckman Coulter, Inc	21,804
1,974,161		Becton Dickinson & Co	115,330
69,992		BEI Technologies, Inc	1,678
132,484	e	Biolase Technology, Inc	1,126
1,886,641		Biomet, Inc	68,485
110,274	*	Bio-Rad Laboratories, Inc (Class A)	5,371
5,540,390	*	Boston Scientific Corp	162,278
122,853	*	Bruker BioSciences Corp	432
149,898	*	Candela Corp	1,337
1,362,976		Canon, Inc	73,271
567,115	e*	Cardiac Science, Inc	652
225,227	*	Cardiodynamics International Corp	658
280,407	*	Cepheid, Inc	2,712
17,460	*	Cerus Corp	54
54,560	*	Cholestech Corp	550
1,650,721	e	Citizen Watch Co Ltd	15,881
78,813	*	Closure Medical Corp	2,104
23,374	e	Cochlear Ltd	593
255,813		Cognex Corp	6,365
177,732	*	Coherent, Inc	6,000
130,152		Cohu, Inc	2,076
148,745	e*	Conceptus, Inc	1,160
7,121	*	Concord Camera Corp	13
192,217	*	Conmed Corp	5,790
189,580		Cooper Cos, Inc	13,820
538,261	*	Credence Systems Corp	4,258
205,355	*	CTI Molecular Imaging, Inc	4,163
108,402	*	Cyberonics, Inc	4,788
66,054	*	Cyberoptics Corp	824
579,431	*	Cytyc Corp	13,333
85,717		Datascope Corp	2,621
381,528		Dentsply International, Inc	20,759
117,172	e*	Depomed, Inc	462
139,805	*	Dionex Corp	7,619
179,009	*	DJ Orthopedics, Inc	4,484
210,877	*	DRS Technologies, Inc	8,962
1,944,301		Eastman Kodak Co	63,287
98,307		EDO Corp	2,954
319,704	*	Edwards Lifesciences Corp	13,818
200,507	*	Encore Medical Corp	1,079
8,500	e*	Endocare, Inc	28
98,958	*	ESCO Technologies, Inc	7,951
60,147	e	Essilor International S.A.	4,358
38,183	*	Exactech, Inc	648
75,936	*	Excel Technology, Inc	1,867
29,422		E-Z-Em-Inc	351
131,230		Fanuc Ltd	8,233
63,829	e*	Faro Technologies, Inc	1,503
146,892	*	FEI Co	3,401
828,579	*	Fisher Scientific International, Inc	47,163
325,338	*	Flir Systems, Inc	9,858
156,097	*	Formfactor, Inc	3,534
202,021	*	Fossil, Inc	5,237
8,101	*	Foxhollow Technologies, Inc	228
67,922	e	Fresenius Medical Care AG.	5,513
1,189,080		Fuji Photo Film Co Ltd	43,579
384,884	e	Gambro AB (A Shs)	5,273

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

180,452	e	Gambro AB (B Shs)	$2,460
2,442,828		Guidant Corp	180,525
185,540	*	Haemonetics Corp	7,822
122,129	*	Hanger Orthopedic Group, Inc	727
69,235	*	Herley Industries, Inc	1,185
177,044	*	Hologic, Inc	5,643
65,015	e*	ICU Medical, Inc	2,308
102,850	*	I-Flow Corp	1,628
135,268	*	II-VI, Inc	2,359
175,719	*	Illumina, Inc	1,420
187,718		IMI plc	1,456
41,369	*	Immunicon Corp	244
183,925	*	Inamed Corp	12,853
398,926	e*	Input/Output, Inc	2,573
123,449	*	Integra LifeSciences Holding	4,348
31,892	*	Intralase Corp	534
223,691	*	Intuitive Surgical, Inc	10,171
163,540		Invacare Corp	7,299
259,951	*	Invensys plc	76
71,909	*	Ista Pharmaceuticals, Inc	710
129,052	*	Itron, Inc	3,825
159,802	*	Ixia	2,843
81,768		Keithley Instruments, Inc	1,319
57,064	e*	Kensey Nash Corp	1,545
71,103		Keyence Corp	16,513
986,694	e	KLA-Tencor Corp	45,398
176,500		Konica Corp	1,789
83,060	e*	KVH Industries, Inc	757
141,676	*	Kyphon, Inc	3,566
110,024	e*	Laserscope	3,492
52,029	*	LeCroy Corp	891
450,972	e*	Lexar Media, Inc	2,246
368,450	e*	LTX Corp	1,636
68,368	e	Luxottica Group S.p.A.	1,407
57,886	*	Measurement Specialties, Inc	1,331
62,115	*	Medical Action Industries, Inc	1,174
7,866,080		Medtronic, Inc	400,777
276,866		Mentor Corp	8,887
152,090	*	Merit Medical Systems, Inc	1,824
254,510	*	Mettler-Toledo International, Inc	12,089
69,248	*	Micro Therapeutics, Inc	267
387,666	*	Millipore Corp	16,825
130,197		Mine Safety Appliances Co	5,044
235,554	*	MKS Instruments, Inc	3,741
109,524	*	Molecular Devices Corp	2,081
95,846		Movado Group, Inc	1,773
20,392,814	f,v*	MPM Bioventures II-QP, LP	14,189
152,698		MTS Systems Corp	4,433
238,825	e*	Nanogen, Inc	831
238,766	*	Newport Corp	3,460
482,543	e	Nikon Corp	5,563
4,554	e	Nobel Biocare Holding AG. (Stockholm)	959
35,620	*	Novoste Corp	30
6,626	*	NuVasive, Inc	86
125,970		Oakley, Inc	1,615
116,945		Olympus Corp	2,733
526,145	*	Orbital Sciences Corp	5,093
210,458	*	Orthologic Corp	1,065
190,219	*	Orthovita, Inc	647
12,524	*	Osteotech, Inc	48
72,763	*	Palomar Medical Technologies, Inc	1,962
3,225,117		PCCW Ltd	1,809
773,515		PerkinElmer, Inc	15,958

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

82,434		Phonak Holding AG.	$2,849
96,877	*	Photon Dynamics, Inc	1,846
492,589	*	Pinnacle Systems, Inc	2,754
163,513	*	Possis Medical, Inc	1,369
1,149	*	QMed, Inc	13
219,733	e*	RAE Systems, Inc	675
3,750,537		Raytheon Co	145,146
158,233	e*	Resmed, Inc	8,924
169,338	*	Respironics, Inc	9,867
31,717	*	Retractable Technologies, Inc	127
1,083,759	e	Ricoh Co Ltd	18,644
97,428	*	Rofin-Sinar Technologies, Inc	3,131
198,420		Roper Industries, Inc	12,997
73,044	*	Rudolph Technologies, Inc	1,100
100,806	*	Sirf Technology Holdings, Inc	1,125
1,520,958		Smith & Nephew plc	14,298
133,578	*	Sonic Innovations, Inc	745
112,013	e*	Sonic Solutions, Inc	1,686
90,307	*	SonoSite, Inc	2,346
2,556,237	*	St. Jude Medical, Inc	92,025
1,159	*	Staar Surgical Co	5
162,775	e*	Star Scientific, Inc	861
410,000	*	STATS ChipPAC Ltd	264
530,822	*	Steris Corp	13,403
1,554,246		Stryker Corp	69,335
251,803	*	Sybron Dental Specialties, Inc	9,040
2,101	*	Synovis Life Technologies, Inc	21
184,025		Synthes, Inc	20,535
39,363		Sypris Solutions, Inc	422
370,770	*	Techne Corp	14,898
424,220		Tektronix, Inc	10,406
209,780		Teleflex, Inc	10,737
1,473,965	*	Teradyne, Inc	21,520
26,793		The Swatch Group AG. (Br)	3,696
216,135		The Swatch Group AG. (Regd)	6,039
35,140	*	Theragenics Corp	121
1,009,947	*	Thermo Electron Corp	25,542
267,945	*	Thermogenesis	1,340
294,289	*	Thoratec Corp	3,596
180,100	e	Tokyo Seimitsu Co Ltd	6,281
301,930	*	Trimble Navigation Ltd	10,208
170,683	*	TriPath Imaging, Inc	1,202
67,060		United Industrial Corp	1,986
81,171	e*	Urologix, Inc	373
47,000		Ushio, Inc	901
815,088	*	Varian Medical Systems, Inc	27,941
258,767	*	Varian, Inc	9,805
172,855	e*	Ventana Medical Systems, Inc	6,475
196,296	*	Viasys Healthcare, Inc	3,745
146,150	e*	Viisage Technology, Inc	493
391,177	*	Visx, Inc	9,169
764	e*	Vital Images, Inc	12
43,080		Vital Signs, Inc	1,718
128,024	*	Vivus, Inc	383
33,696	*	Vnus Medical Technologies, Inc	390
745,215	*	Waters Corp	26,671
161,227	*	Wright Medical Group, Inc	3,869
129,437		X-Rite, Inc	1,947
138,000		Yokogawa Electric Corp	1,873
29,205		Young Innovations, Inc	1,070
1,716,986	*	Zimmer Holdings, Inc	133,599
59,349	*	Zoll Medical Corp	1,337

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

106,759	*	Zygo Corp	$1,384

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	2,783,615

INSURANCE AGENTS, BROKERS AND SERVICE - 0.43%
1,798,780		AON Corp	41,084
313,721		Brown & Brown, Inc	14,459
155,510		Clark, Inc	2,407
134,453		Crawford & Co (Class A)	947
34,773		Crawford & Co (Class B)	249
599,935		Gallagher (Arthur J.) & Co	17,278
184,039		Hilb, Rogal & Hamilton Co	6,589
1,836,335	e	Manulife Financial Corp	87,654
7,742,657		Marsh & McLennan Cos, Inc	235,532
30,800		MLP AG.	449
197,843		National Financial Partners Corp	7,874
36,000		Pacific Century Insurance Holdings Ltd	15
12,649		ST James's Place Capital plc	59
1,458,630	e	Sun Life Financial, Inc	47,562
41,589	*	United America Indemnity Ltd (Class A)	784
199,919	*	USI Holdings Corp	2,355

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	465,297

INSURANCE CARRIERS - 4.90%
163,011		21st Century Insurance Group	2,274
468,600		ABC Learning Centres Ltd	2,019
2,911,062	e	Aegon NV	39,385
13,133		Aegon NV (ARS)	177
2,483,606		Aetna, Inc	186,146
16,111		Affirmative Insurance Holdings, Inc	238
3,429,563		Aflac, Inc	127,786
2,300,000		Aioi Insurance Co Ltd	12,429
213,500		Alfa Corp	3,085
1,754,405	e	Alleanza Assicurazioni S.p.A.	22,961
25,011	*	Alleghany Corp	6,928
473,923	e	Allianz AG. (Regd)	60,331
268,498	*	Allmerica Financial Corp	9,653
4,027,685		Allstate Corp	217,737
549,478		Ambac Financial Group, Inc	41,073
71,783	e	American Equity Investment Life Holding Co	918
260,506		American Financial Group, Inc	8,024
15,777,226		American International Group, Inc	874,216
54,137		American National Insurance Co	5,733
73,948	*	American Physicians Capital, Inc	2,534
362,498	*	AMERIGROUP Corp	13,253
263,508		AmerUs Group Co	12,451
7,104,660	e	AMP Ltd	38,910
136,304	*	Argonaut Group, Inc	2,892
2,116,684	e	Assicurazioni Generali S.p.A.	68,499
420,432		Assurant, Inc	14,169
4,632,817		Aviva plc	55,589
2,940,433	e	AXA	78,533
493,310		AXA Asia Pacific Holdings Ltd	1,603
45,842		Baldwin & Lyons, Inc (Class B)	1,189
559,709		Berkley (W.R.) Corp	27,762
83,687		Bristol West Holdings, Inc	1,297
90,308		Brit Insurance Holdings plc	138
3,424		Britannic Group plc	30
302,932	*	Centene Corp	9,085
93,925	*	Ceres Group, Inc	510
1,277,850		Chubb Corp	101,295

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

926,028		Cigna Corp	$82,694
809,443		Cincinnati Financial Corp	35,300
179,869	e*	Citizens, Inc	1,034
224,344	*	CNA Financial Corp	6,295
97,875	*	CNA Surety Corp	1,331
34,440		CNP Assurances	2,446
148,285		Commerce Group, Inc	9,191
776,031	*	Conseco, Inc	15,847
487,462		Corporacion Mapfre S.A.	7,526
259,464	*	Danielson Holdings Corp	4,476
175,039		Delphi Financial Group, Inc (Class A)	7,527
118,617	e	Direct General Corp	2,436
38,766		Donegal Group, Inc	704
11,724		EMC Insurance Group, Inc	223
160,140		Erie Indemnity Co (Class A)	8,346
151,100		Everest Re Group Ltd	12,860
9,402	e	Fairfax Financial Holdings Ltd	1,404
86,664		FBL Financial Group, Inc (Class A)	2,427
826,235		Fidelity National Financial, Inc	27,216
14,099	*	Financial Industries Corp	111
480,374		First American Corp	15,824
44,092	e*	FPIC Insurance Group, Inc	1,418
1,470,846		Friends Provident plc	4,926
1,171,000		Fuji Fire & Marine Insurance Co Ltd	4,040
1,266,611		Genworth Financial, Inc	34,857
46,226		Great American Financial Resources, Inc	783
714,324	e	Great-West Lifeco, Inc	15,705
124,076		Harleysville Group, Inc	2,464
1,599,257		Hartford Financial Services Group, Inc	109,645
375,594		HCC Insurance Holdings, Inc	13,581
565,775	*	Health Net, Inc	18,507
145,773	*	HealthExtras, Inc	2,427
247,290		Horace Mann Educators Corp	4,387
1,053,501	*	Humana, Inc	33,649
35,160		Independence Holding Co	634
129,881		Infinity Property & Casualty Corp	4,060
4,486,225		ING Groep NV	135,851
4,167,848		Insurance Australia Group Ltd	20,440
771,769		Jefferson-Pilot Corp	37,855
24,241		Kansas City Life Insurance Co	1,182
963		Kungsleden AB	44
124,802		Landamerica Financial Group, Inc	6,244
11,205,492		Legal & General Group plc	23,979
395,303		Leucadia National Corp	13,579
457,684		Liberty International plc	8,333
1,127,808		Lincoln National Corp	50,909
909,857		Loews Corp	66,911
5,029		Manulife Financial	241
44,959	*	Markel Corp	15,520
1,947,955		Max Re Capital Ltd	45,835
742,583	e	MBIA, Inc	38,822
120,200	e	Mediolanum S.p.A.	822
146,988		Mercury General Corp	8,123
2,681,343		MetLife, Inc	104,841
671,739		MGIC Investment Corp	41,426
53,255		Midland Co	1,678
18,082		Milano Assicurazioni S.p.A.	106
3,360		Millea Holdings, Inc	49,005
1,470,525		Mitsui Sumitomo Insurance Co Ltd	13,515
117,368	*	Molina Healthcare, Inc	5,409
306,865	e	Muenchener Rueckver AG. (Regd)	37,066
13,805	*	National Western Life Insurance Co (Class A)	2,360
316,919		Nationwide Financial Services, Inc (Class A)	11,377

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

56,620	*	Navigators Group, Inc	$1,877
1,276,000	e	Nipponkoa Insurance Co Ltd	8,768
532,000		Nissay Dowa General Insurance Co Ltd	2,805
13,640		NYMAGIC, Inc	323
74,771	e	Odyssey Re Holdings Corp	1,872
374,787	*	Ohio Casualty Corp	8,613
977,851		Old Republic International Corp	22,774
525,627	e*	Pacificare Health Systems, Inc	29,919
104,279	*	Philadelphia Consolidated Holding Corp	8,085
694,028	e	Phoenix Cos, Inc	8,870
47,277	*	Pico Holdings, Inc	1,225
149,925	*	PMA Capital Corp (Class A)	1,199
494,092		PMI Group, Inc	18,780
161,247	e	Pohjola Group plc (D Shs)	1,951
828,421	e	Power Corp of Canada	20,521
669,413	e	Power Financial Corp	17,733
128,044		Presidential Life Corp	2,085
2,246,131		Principal Financial Group	86,454
180,597	*	ProAssurance Corp	7,134
1,219,520		Progressive Corp	111,903
1,445,593	e	Promina Group Ltd	5,524
464,118		Protective Life Corp	18,240
3,207,980		Prudential Financial, Inc	184,138
4,201,051		Prudential plc	40,168
1,579,427	e	QBE Insurance Group Ltd	18,192
468,993		Radian Group, Inc	22,390
526,537		RAS S.p.A.	12,420
280,208		Reinsurance Group of America, Inc	11,931
207,009		RenaissanceRe Holdings Ltd	9,667
161,637		RLI Corp	6,700
9,390,491		Royal & Sun Alliance Insurance Group plc	13,929
685,380		Safeco Corp	33,385
48,519		Safety Insurance Group, Inc	1,502
43,553	e	Schindler Holding AG. (Pt Cert)	16,188
223,951		Selective Insurance Group, Inc	10,353
179,028	*	Sierra Health Services, Inc	11,429
2,356,348	e	Skandia Forsakrings AB	12,011
526,529		Sompo Japan Insurance, Inc	5,508
6,106,325		St. Paul Travelers Cos, Inc	224,285
164,904		Stancorp Financial Group, Inc	13,981
95,869		State Auto Financial Corp	2,552
153,693		Stewart Information Services Corp	5,767
945,456	e	Storebrand ASA	8,609
496,017	e	Swiss Reinsurance Co (Regd)	35,644
400,700		T&D Holdings, Inc	20,417
10,215	*	Topdanmark a/s	763
590,317		Torchmark Corp	30,815
26,696		Tower Group, Inc	356
324,307	e*	Tower Ltd	409
151,610		Transatlantic Holdings, Inc	10,040
57,636	*	Triad Guaranty, Inc	3,032
327,716		UICI	7,947
89,462		United Fire & Casualty Co	3,026
4,425,440		UnitedHealth Group, Inc	422,098
256,979		Unitrin, Inc	11,667
159,209	*	Universal American Financial Corp	2,754
2,758,823		UnumProvident Corp	46,955
173,874	*	Vesta Insurance Group, Inc	617
52,300	*	WellCare Health Plans, Inc	1,593
182,581	*	WellChoice, Inc	9,733
1,838,308	*	WellPoint, Inc	230,432
7,145		Wesco Financial Corp	2,751
22,001		XL Capital Ltd (Class A)	1,592

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

134,123		Zenith National Insurance Corp	$6,956
635,611		Zurich Financial Services AG.	111,935

		TOTAL INSURANCE CARRIERS	5,301,918

JUSTICE, PUBLIC ORDER AND SAFETY - 0.00%
78,332	*	Geo Group, Inc	2,239

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	2,239

LEATHER AND LEATHER PRODUCTS - 0.08%
123,254		Brown Shoe Co, Inc	4,224
1,015,831	*	Coach, Inc	57,527
195,646		K-Swiss, Inc (Class A)	6,462
63,522	*	Steven Madden Ltd	1,060
103,675	*	Timberland Co (Class A)	7,354
15,835		Weyco Group, Inc	693
571,950		Wolverine World Wide, Inc	12,257
378,604		Yue Yuen Industrial Holdings	1,078

		TOTAL LEATHER AND LEATHER PRODUCTS	90,655

LEGAL SERVICES - 0.00%
111,293	e	Pre-Paid Legal Services, Inc	3,766

		TOTAL LEGAL SERVICES	3,766

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.06%
607		Central Japan Railway Co	5,210
4,857		East Japan Railway Co	26,156
252,000		Keio Electric Railway Co Ltd	1,498
641,832	*	Laidlaw International, Inc	13,350
1,217,983		MTR Corp	1,874
3,438,000		SMRT Corp Ltd	1,939
281,779	e	Veolia Environnement	10,020

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	60,047

LUMBER AND WOOD PRODUCTS - 0.13%
69,149		American Woodmark Corp	2,509
416,037	*	Champion Enterprises, Inc	3,911
58,659		Deltic Timber Corp	2,294
3,074,204		Georgia-Pacific Corp	109,103
84,923	e	Holmen AB (B Shs)	2,683
25,488	*	Modtech Holdings, Inc	217
244,928		Rayonier, Inc	12,131
285,234		Sekisui House Ltd	3,053
36,747		Skyline Corp	1,414
40,186		Tenon Ltd	120
92,252		Universal Forest Products, Inc	3,584

		TOTAL LUMBER AND WOOD PRODUCTS	141,019

METAL MINING - 0.55%
18		Agnico-Eagle Mines Ltd	0
2,397,956		Alumina Ltd	10,926
963,998	e	Barrick Gold Corp (New York)	23,107
198,302		Barrick Gold Corp (U.S.)	4,751

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

238,757		Cameco Corp	$10,572
138,250	e	Cleveland-Cliffs, Inc	10,074
1,419,787	e*	Coeur D'alene Mines Corp	5,211
103,864		Falconbridge Ltd	3,726
1,058,901		Freeport-McMoRan Copper & Gold, Inc (Class A)	41,943
260,723	*	Glamis Gold Ltd	4,047
662,786	e	Goldcorp, Inc	9,445
724,621	*	Hecla Mining Co	3,971
102,700		Iluka Resources Ltd	451
137,900	*	Inco Ltd	5,488
521,024	*	Inco Ltd	20,689
135,800		Johnson Matthey plc	2,538
680,577	*	Kinross Gold Corp	4,140
172,063	*	Meridian Gold, Inc	2,901
2,695,000	e	Mitsubishi Materials Corp	6,450
230,000	e	Mitsui Mining & Smelting Co Ltd	1,021
1,507,899		Newcrest Mining Ltd	20,308
2,212,974		Newmont Mining Corp	93,498
2,746,424		Newmont Mining Corp (Chess)	11,579
484,000	e	Nippon Light Metal Co Ltd	1,262
688,615	e	Noranda, Inc	13,837
266,648	e	Outokumpu Oyj	4,779
739,160		Phelps Dodge Corp	75,195
1,006,537	*	Placer Dome, Inc	16,273
652,826	e	Rio Tinto Ltd	22,795
2,722,461		Rio Tinto plc	88,020
99,433	e	Royal Gold, Inc	1,823
175,223	e	Southern Peru Copper Corp	9,718
472,961	*	Stillwater Mining Co	4,659
370,067	e	Sumitomo Metal Mining Co Ltd	2,792
608,122		Teck Cominco Ltd (Class B)	22,544
69,864		Umicore	7,110
3,695,364	e	WMC Resources Ltd	22,783
2,160,000		Zijin Mining Group Co Ltd (Class H)	886
2,622,900	*	Zinifex Ltd	6,026

		TOTAL METAL MINING	597,338

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.29%
144,000		Aderans Co Ltd	3,063
91,222	e	Amer Sports Corp	1,642
3,000,663		Anglo American plc	71,159
30,000	e	Best Denki Co Ltd	122
221,986		Blyth, Inc	7,068
3,559		Bulgari S.p.A.	42
398,238		Callaway Golf Co	5,097
87,910	*	Daktronics, Inc	1,903
48,805		Escalade, Inc	665
851,463		Fortune Brands, Inc	68,653
1,272,618		Hasbro, Inc	26,025
517,741	*	Identix, Inc	2,615
200,802	*	Jakks Pacific, Inc	4,311
237,134	*	K2, Inc	3,261
220,756	e*	Leapfrog Enterprises, Inc	2,506
24,724	*	Lydall, Inc	274
2,033,443		Mattel, Inc	43,414
4,000		Mitsuboshi Belting Co Ltd	23
14,736	*	Morgan Crucible Co	53
177,591	e	Nautilus, Inc	4,220
276,233		Nintendo Co Ltd	30,216
18,493	e*	Oneida Ltd	46
120,287		Penn Engineering & Manufacturing Corp	2,171

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

25,651,000		Playmates Interactive Entertainment Ltd	$5,690
97,136	*	RC2 Corp	3,303
49,416	e*	RHI AG.	1,532
49,034		Russ Berrie & Co, Inc	939
14,951		SFE Corp Ltd	104
207,884	e*	Shuffle Master, Inc	6,020
15,250		Societe BIC S.A.	868
54,328	*	Steinway Musical Instruments, Inc	1,628
378,154		Yankee Candle Co, Inc	11,987

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	310,620

MISCELLANEOUS RETAIL - 1.27%
128,845	*	1-800-Flowers.com, Inc (Class A)	975
79,346	*	AC Moore Arts & Crafts, Inc	2,115
245,537	e*	Alloy, Inc	1,444
1,969,167	e*	Amazon.com, Inc	67,483
551,348	*	Barnes & Noble, Inc	19,016
136,147		Big 5 Sporting Goods Corp	3,363
47,109		Blair Corp	1,553
38,491		Blockbuster, Inc (Class B)	322
67,545	e*	Blue Nile, Inc	1,868
435,015		Borders Group, Inc	11,580
101,600	e*	Build-A-Bear Workshop, Inc	3,114
262,024		Cash America International, Inc	5,746
18,900		Circle K Sunkus Co Ltd	436
1,368		Clas Ohlson AB (B Shs)	29
242,533	*	Coldwater Creek, Inc	4,482
891,050	*	Cookson Group plc	673
4,892		Cortefiel S.A.	85
2,037,467		CVS Corp	107,212
180,866	e*	Dick's Sporting Goods, Inc	6,643
2,034,000		Dickson Concepts International Ltd	3,625
20,000		Don Quijote Co Ltd	1,176
382,393	e*	Drugstore.com, Inc	987
6,055,872	*	eBay, Inc	225,642
13,400	e	EDION Corp	179
12,930		Expert ASA	138
627	b,e,v*	FAO, Inc	0
20,409	*	Finlay Enterprises, Inc	270
26,400	b*	Friedman's, Inc (Class A)	35
2,932	*	Gaiam, Inc	16
35,709	*	Gruppo Coin S.p.A.	111
1,692,677		GUS plc	29,138
93,534		Hancock Fabrics, Inc	696
3		Hellenic Duty Free Shops S.A.	0
138,632	*	Hibbett Sporting Goods, Inc	4,165
1,640,205		HMV Group plc	7,756
54,921		House of Fraser plc	116
99		Jelmoli Holding AG.	143
107,210	*	Jill (J.) Group, Inc	1,475
18,100	*	Kanebo Ltd	252
11,300		Kojima Co Ltd	156
2,913,633		Lifestyle International Holdings Ltd	4,464
182,948		Longs Drug Stores Corp	6,260
905,054	e*	Marvel Enterprises, Inc	18,101
16,000		Matsumotokiyoshi Co Ltd	476
1,151,410		Michaels Stores, Inc	41,796
173,403		MSC Industrial Direct Co (Class A)	5,299
1,343,313		Next plc	40,410
812,000		Nippon Mining Holdings, Inc	4,471
1,908,394	*	Office Depot, Inc	42,328

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

526,329		Omnicare, Inc	$18,658
78,220	e*	Overstock.com, Inc	3,363
7,463,016		Pacific Brands Ltd	14,490
22,000		Parco Co Ltd	148
95,481	*	Party City Corp	1,398
39,095	*	PC Connection, Inc	229
53,278	e*	PC Mall, Inc	662
24,606		Peacock Group plc	120
1,639,000	v*	Pertama Holdings Ltd	298
442,983	*	Petco Animal Supplies, Inc	16,306
813,436	e	Petsmart, Inc	23,386
180,217	e*	Priceline.com, Inc	4,541
3,716,459	e*	Rite Aid Corp	14,717
11,000		Ryohin Keikaku Co Ltd	545
4,606,000		SA SA International Holdings Ltd	2,215
872,978	e*	Sears Holdings Corp	116,254
15,000		Senshukai Co Ltd	130
70,977	*	Sharper Image Corp	1,179
476,858	e	Shoppers Drug Mart Corp	15,908
1,512,950		Signet Group plc	3,073
141,748	e*	Sports Authority, Inc	3,898
109,152	*	Stamps.com, Inc	1,812
3,274,978		Staples, Inc	102,933
43,000	*	Systemax, Inc	234
2,013		Ten Cate NV	172
658,180		Tiffany & Co	22,720
1,408,105	*	Toys 'R' Us, Inc	36,273
110,048	*	Valuevision International, Inc (Class A)	1,361
6,128,663		Walgreen Co	272,235
26,866	*	Whitehall Jewellers, Inc	191
137,318		World Fuel Services Corp	4,326
131,504		Xebio Co Ltd	3,590
418,776	*	Zale Corp	12,446

		TOTAL MISCELLANEOUS RETAIL	1,377,631

MOTION PICTURES - 1.24%
450,000	*	Astro All Asia Networks plc	610
160,976	*	Avid Technology, Inc	8,712
892,647	e	Blockbuster, Inc (Class A)	7,882
48,694		Carmike Cinemas, Inc	1,815
247,400	*	DreamWorks Animation SKG, Inc (Class A)	10,072
483,553	*	Hollywood Entertainment Corp	6,368
13,639,643	*	Liberty Media Corp (Class A)	141,443
338,095		Metro-Goldwyn-Mayer, Inc	4,040
157,987		Movie Gallery, Inc	4,531
342,191	e*	NetFlix, Inc	3,713
7,717,349		News Corp (Class A)	130,578
1,256,096	e	News Corp (Class B)	22,120
395,500	*	Premiere AG.	16,423
36,933		Rank Group plc	191
66,663	*	Reading International, Inc	470
207,705	e	Regal Entertainment Group (Class A)	4,368
5,186		SMG plc	11
12,594		Southern Cross Broadcasting Australia Ltd	130
33,329,765	*	Time Warner, Inc	584,937
57,080		Toho Co Ltd	935
88,000		TV Tokyo Corp	2,871
2,064	*	UBISOFT Entertainment	81
13,524,631		Walt Disney Co	388,563

		TOTAL MOTION PICTURES	1,340,864

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

NONDEPOSITORY INSTITUTIONS - 2.10%
118,500	*	Accredited Home Lenders Holding Co	$4,293
131,365		Acom Co Ltd	8,904
21,806	b,e,v*	Actrade Financial Technologies Ltd	0
13,800		Advance America Cash Advance Centers, Inc	214
42,224		Advanta Corp (Class A)	878
92,366		Advanta Corp (Class B)	2,124
954,600	e,v	Aeon Thana Sinsap Thailand Pcl	976
132,678	e	Aiful Corp	10,643
66,339	e*	Aiful Corp (When Issued)	5,210
2,753		Aktiv Kapital ASA	51
451,693	e	American Capital Strategies Ltd	14,188
7,693,360		American Express Co	395,208
760,779	*	AmeriCredit Corp	17,833
62,923		Asta Funding, Inc	1,332
104,739	e*	Australian Wealth Management Ltd	84
19,867		Beverly Hills Bancorp, Inc	213
582,000	*	Bursa Malaysia Bhd	597
1,647,366		Capital One Financial Corp	123,174
325,828	*	CapitalSource, Inc	7,494
490,562		Cattles plc	3,133
29	*	CFS Gandel Retail Trust (New)	0
270,712		CharterMac	5,820
1,096,558		CIT Group, Inc	41,669
17,557	*	Collegiate Funding Services LLC	274
114,119	*	CompuCredit Corp	3,038
3,265,249		Countrywide Financial Corp	105,990
67,155	e*	Credit Acceptance Corp	1,328
305,044	e	Credit Saison Co Ltd	11,009
101,298	v*	Crystal River Capital, Inc	2,532
55,502		D Carnegie AB	634
110,714		Deutsche Postbank AG.	5,108
440,629		Doral Financial Corp	9,645
28,247	b*	DVI, Inc	0
97,761	*	Encore Capital Group, Inc	1,422
7,899,590		Fannie Mae	430,133
79,911		Federal Agricultural Mortgage Corp (Class C)	1,398
110,549		Financial Federal Corp	3,910
67,901	*	First Cash Financial Services, Inc	1,437
104,309	*	First Marblehead Corp	6,001
4,478,976		Freddie Mac	283,071
9,044,691		HBOS plc	140,999
21,800		Hitachi Capital Corp	420
847,000		Hong Leong Finance Ltd	1,797
1,143,805	e	Hypo Real Estate Holding	47,792
241,817		ICAP plc	1,254
233,000		ICICI Bank Ltd	2,097
210,910		IGM Financial, Inc	6,563
27,401	f,v*	Imperial Credit Industry Wts 01/31/08	0
936,000		Industrial Development Bank of India Ltd	1,954
902		Intermediate Capital Group plc	18
2,158	*	Intrum Justitia AB	18
292,092		Irish Life & Permanent plc	5,201
109,042		Irish Life & Permanent plc (London)	1,942
14,000		Jaccs Co Ltd	97
80,000		JCG Holdings Ltd	75
21		Kennedy-Wilson Japan	53
9,500	e	Lopro Corp	80
8,125,406		MBNA Corp	199,479
193,707		MCG Capital Corp	2,980
65,598		Medallion Financial Corp	600

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

1,676,283	e	Mediobanca S.p.A.	$29,171
1,800,000		Mega Financial Holding Co Ltd	1,160
18,688		Meliorbanca S.p.A.	72
196,430	*	Metris Cos, Inc	2,277
14,551,000		National Finance PCL	5,022
51,091	*	Nelnet, Inc	1,626
28,891		NGP Capital Resources Co	465
277,931	e	ORIX Corp	35,521
151,475		Perpetual Trustees Australia Ltd	6,699
2,000,000		Polaris Securities Co Ltd	981
143,987	e	Promise Co Ltd	9,867
344,706		Provident Financial plc	4,612
1,374,475	*	Providian Financial Corp	23,586
247,600	*	RHJ International	7,096
2,500		Ricoh Leasing Co Ltd	65
3,700		Sanyo Electric Credit Co Ltd	86
18,900	e	SFCG Co Ltd	4,612
2,506,623	e	SLM Corp	124,930
1,098,140	*	SM Investments Corp	4,559
20,706		Student Loan Corp	4,328
2,550,000		Taishin Financial Holdings Co Ltd	2,282
921,999		Takefuji Corp	62,237
23,583	*	United PanAm Financial Corp	481
117,809		Westcorp	4,977
36,472	*	WFS Financial, Inc	1,574
126,454	*	World Acceptance Corp	3,227

		TOTAL NONDEPOSITORY INSTITUTIONS	2,265,900

NONMETALLIC MINERALS, EXCEPT FUELS - 0.06%
124,259		Amcol International Corp	2,331
87,628		Compass Minerals International, Inc	2,230
115,000		Dowa Mining Co Ltd	777
196,749	e	Potash Corp of Saskatchewan	17,258
772,250		Vulcan Materials Co	43,887

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	66,483

OIL AND GAS EXTRACTION - 2.57%
1,253,517		Anadarko Petroleum Corp	95,393
1,802,914		Apache Corp	110,392
10,826	e*	Atlas America, Inc	392
102,124	*	Atwood Oceanics, Inc	6,795
138,024		Berry Petroleum Co (Class A)	7,101
39,400	*	Bill Barrett Corp	1,139
1,212,182		BJ Services Co	62,888
133,423	*	Brigham Exploration Co	1,231
2,663,304		Burlington Resources, Inc	133,352
241,673		Cabot Oil & Gas Corp (Class A)	13,328
380,562	*	Cal Dive International, Inc	17,239
37,457	*	Callon Petroleum Co	582
720,141	e	Canadian Natural Resources Ltd	40,690
153,797	e*	Cheniere Energy, Inc	9,921
1,238,691		Chesapeake Energy Corp	27,177
381,885	e*	Cimarex Energy Co	14,894
27,754	*	Clayton Williams Energy, Inc	719
214,942	*	Comstock Resources, Inc	6,177
109,243	*	Delta Petroleum Corp	1,588
348,086	*	Denbury Resources, Inc	12,263
4,674,784		Devon Energy Corp	223,221
308,050	e	Diamond Offshore Drilling, Inc	15,372

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

83,066	*	Edge Petroleum Corp	$1,376
1,141,404		EnCana Corp	80,597
147,367	*	Encore Acquisition Co	6,086
11,671,500		Energi Mega Persada Tbk PT	924
151,579	*	Energy Partners Ltd	3,937
250,618	b,v*	Enron Corp	0
903,483		ENSCO International, Inc	34,025
2,132,730		EOG Resources, Inc	103,949
12,548		ERG S.p.A.	172
320	*	Exploration Co of Delaware, Inc	2
402,411	*	Forest Oil Corp	16,298
1,500,000		Formosa Petrochemical Corp	3,052
179,540	e*	FX Energy, Inc	2,054
477,694	*	Global Industries Ltd	4,490
1,137,163	*	Grey Wolf, Inc	7,483
87,496	e	Groupe Bruxelles Lambert S.A.	8,000
1,925	*	Groupe Bruxelles Lambert S.A. (Strp Vvpr)	0
461,629	*	Hanover Compressor Co	5,572
228,719	*	Harvest Natural Resources, Inc	2,719
317,641		Helmerich & Payne, Inc	12,607
105,385	*	Houston Exploration Co	6,002
158,738	e	Husky Energy, Inc	4,767
375,775	e	Imperial Oil Ltd	28,581
1,065		INPEX Corp	5,715
310,218	b*	KCS Energy, Inc	4,765
921,425		Kerr-McGee Corp	72,175
790,020	*	Key Energy Services, Inc	9,062
227,424	*	Lundin Petroleum AB	1,760
573,854	*	Magnum Hunter Resources, Inc	9,245
2,281,471		Marathon Oil Corp	107,047
109,258	e*	McMoRan Exploration Co	2,196
4,787,500		Medco Energi Internasional Tbk PT	1,239
860,033	*	Meridian Resource Corp	4,438
247,382	*	Mission Resources Corp	1,751
300,101	*	Newfield Exploration Co	22,286
488,540	*	Newpark Resources, Inc	2,878
395,176	*	Nexen, Inc	21,623
802,697		Noble Energy, Inc	54,599
2,405,573		Occidental Petroleum Corp	171,205
3,573	*	Ocean RIG ASA	22
156,079	*	Oceaneering International, Inc	5,853
28,600		Oil & Natural Gas Corp Ltd	578
1,645,275		Oil Search Ltd	3,080
14,751	e	OMV AG.	4,699
2,654,686		Origin Energy Ltd	14,642
52,289		Paladin Resources plc	181
542,569	*	Parker Drilling Co	3,120
341,354		Patina Oil & Gas Corp	13,654
789,063		Patterson-UTI Energy, Inc	19,742
109,993		Penn Virginia Corp	5,049
191,486		Penn West Petroleum Ltd	12,678
709,787		Petro-Canada	41,214
10,954,000		PetroChina Co Ltd (Class H)	6,812
133,565		PetroKazakhstan, Inc (Class A)	5,365
90,000		Petroleo Brasileiro S.A. (ADR)	3,976
134,890	*	Petroleum Development Corp	5,084
866,879		Pioneer Natural Resources Co	37,033
472,474	*	Plains Exploration & Production Co	16,489
345,115		Pogo Producing Co	16,993
54,228	*	Precision Drilling Corp	4,056
726,527	*	Pride International, Inc	18,047
185,892	e*	Quicksilver Resources, Inc	9,059
405,046		Range Resources Corp	9,462

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

239,785	*	Remington Oil & Gas Corp	$7,558
485,234		Rowan Cos, Inc	14,523
92,253		RPC, Inc	1,401
833,735		Saipem S.p.A.	10,597
531,847		Schlumberger Ltd	37,485
110,822	*	Seacor Smit, Inc	7,065
50	v*	Serval Integrated Energy Services (Units)	0
20,110,732		Shell Transport & Trading Co plc	180,506
216,827		Smedvig ASA	4,086
267,411	*	Southwestern Energy Co	15,178
161,920	*	Spinnaker Exploration Co	5,753
179,325	e	St. Mary Land & Exploration Co	8,975
1,478,995		Statoil ASA	25,296
69,536	*	Stolt Offshore S.A.	539
149,822	*	Stone Energy Corp	7,277
329,933	*	Superior Energy Services, Inc	5,675
177,742	*	Swift Energy Co	5,055
164,042	e*	Syntroleum Corp	2,008
678,872		Talisman Energy, Inc	23,225
24,430		Technip S.A.	4,096
134,590	*	Tetra Technologies, Inc	3,828
2,897,100		Thai Oil PCL	4,407
287,052		Tidewater, Inc	11,155
440,000		Titan Petrochemicals Group Ltd	46
70,879	*	Todco	1,832
1,359,288	e	Total S.A.	318,871
163,377	v*	Total S.A. (Strip Vvpr)	2
127,771	*	Transmontaigne, Inc	1,022
149,800	*	Transocean, Inc	7,709
235,996	*	Unit Corp	10,660
1,370,705		Unocal Corp	84,559
249,187	*	Veritas DGC, Inc	7,466
419,688		Vintage Petroleum, Inc	13,203
14,077		W&T Offshore, Inc	292
143,287	*	W-H Energy Services, Inc	3,429
168,247	*	Whiting Petroleum Corp	6,861
1,697,828		XTO Energy, Inc	55,757
33,900			0

		TOTAL OIL AND GAS EXTRACTION	2,780,816

PAPER AND ALLIED PRODUCTS - 0.78%
13,700	e	Abitibi-Consolidated, Inc (Canada)	63
572,440		Bemis Co	17,814
91,318	e	Billerud AB	1,348
259,033		Bowater, Inc	9,758
176,279	*	Buckeye Technologies, Inc	1,904
14,567		Buhrmann NV	148
277,804		Bunzl plc	2,714
164,783	*	Caraustar Industries, Inc	2,126
3,088,834		Carter Holt Harvey Ltd	4,338
114,794		Chesapeake Corp	2,413
86,200		De La Rue plc	622
2	*	Earthshell Corp	0
177,769		Glatfelter	2,622
426,614	*	Graphic Packaging Corp	1,881
130,522		Greif, Inc (Class A)	9,095
3,780,812	e	International Paper Co	139,096
3,896,415		Kimberly-Clark Corp	256,111
304,158		Longview Fibre Co	5,706
9,282		Mayr-Melnhof Karton AG.	1,479
1,131,046		MeadWestvaco Corp	35,990

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

105,064		Neenah Paper, Inc	$3,532
1,108,500		NGK Insulators Ltd	11,037
1,232		Nippon Paper Group, Inc	5,702
174,327		Norske Skogindustrier ASA	3,492
402,967		OfficeMax, Inc	13,499
3,206,412	e	OJI Paper Co Ltd	18,047
325,594		Packaging Corp of America	7,909
1,502,382	*	Pactiv Corp	35,081
294,767	*	Playtex Products, Inc	2,653
152,473		Pope & Talbot, Inc	2,680
294,688		Potlatch Corp	13,871
322,243		Rexam plc	2,891
154,453		Rock-Tenn Co (Class A)	2,054
91,511		Schweitzer-Mauduit International, Inc	3,070
1,237,793	*	Smurfit-Stone Container Corp	19,149
467,083		Sonoco Products Co	13,475
1,127,273	e	Stora Enso Oyj (R Shs)	15,867
411,149	e	Svenska Cellulosa AB (B Shs)	15,557
1,777,478	e	TDC a/s	75,118
691,261		Temple-Inland, Inc	50,151
69,800		Uni-Charm Corp	3,139
1,263,772	e	UPM-Kymmene Oyj	28,086
360,141		Wausau-Mosinee Paper Corp	5,092

		TOTAL PAPER AND ALLIED PRODUCTS	846,380

PERSONAL SERVICES - 0.12%
300,284	b*	Alderwoods Group, Inc	3,736
58,911		Angelica Corp	1,650
730,852		Cintas Corp	30,191
141,217	*	Coinstar, Inc	2,994
12,628		CPI Corp	191
109,136		Davis Service Group plc	901
133,088		G & K Services, Inc (Class A)	5,362
824,593		H & R Block, Inc	41,708
214,000		Jackson Hewitt Tax Service, Inc	4,477
15,041		Mcbride plc	43
221,838		Regis Corp	9,080
2,242,927		Service Corp International	16,777
84,442		Unifirst Corp	3,369
335,019	e*	Weight Watchers International, Inc	14,399

		TOTAL PERSONAL SERVICES	134,878

PETROLEUM AND COAL PRODUCTS - 5.21%
541,592		Amerada Hess Corp	52,107
347,642		Ashland, Inc	23,455
9,001,269	e	BHP Billiton Ltd	124,428
47,480,429		BP plc	492,108
174,112		BP plc (Spon ADR)	10,865
13,337,722		ChevronTexaco Corp	777,723
10,977,410		China Petroleum & Chemical Corp	4,434
4,550,597		ConocoPhillips	490,736
35,000		Cosmo Oil Co Ltd	114
117,752		ElkCorp	4,529
8,049,232		ENI S.p.A.	209,538
44,085,193		ExxonMobil Corp	2,627,478
2,826,954	e	Fortum Oyj	55,184
220,721		Frontier Oil Corp	8,003
61,915	*	Giant Industries, Inc	1,591
213,097	*	Headwaters, Inc	6,994

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

1		Hellenic Petroleum S.A.	$0
138,468		Holly Corp	5,161
431,569		Lubrizol Corp	17,539
383,995		Murphy Oil Corp	37,912
5,311,047		Nippon Oil Corp	37,787
357,266	e	Norsk Hydro ASA	29,591
13,043	*	Petroleum Geo-Services ASA	862
257,570		Premcor, Inc	15,372
826,276		Premier Farnell plc	2,650
2,272,381	e	Repsol YPF S.A.	60,306
4,638,910	e	Royal Dutch Petroleum Co	278,056
189		Rubis	11
1,126,901		Santos Ltd	7,845
64,344		Shell Canada Ltd (U.S.)	4,627
168,200		Showa Shell Sekiyu KK	1,635
904,182	e	Suncor Energy, Inc	36,418
514,158		Sunoco, Inc	53,226
84,000	e	Teikoku Oil Co Ltd	614
485,780	*	Tesoro Corp	17,984
252,000		TonenGeneral Sekiyu KK	2,589
1,458,626		Valero Energy Corp	106,874
101,396		WD-40 Co	3,294
1,063,914		Woodside Petroleum Ltd	19,999

		TOTAL PETROLEUM AND COAL PRODUCTS	5,629,639

PIPELINES, EXCEPT NATURAL GAS - 0.04%
326,256	*	Enbridge, Inc	16,773
908,541	e	TransCanada Corp	22,393

		TOTAL PIPELINES, EXCEPT NATURAL GAS	39,166

PRIMARY METAL INDUSTRIES - 0.74%
589,556		Acerinox S.A.	9,693
714,291	*	AK Steel Holding Corp	7,900
21,792		Alcan, Inc	815
694,997		Alcan, Inc (Paris)	26,425
4,820,845		Alcoa, Inc	146,505
82,891	*	Aleris International, Inc	2,068
591,279		Allegheny Technologies, Inc	14,256
1		Aluminum of Greece S.A.I.C.	0
833,853	*	Andrew Corp	9,764
1,936,000		Angang New Steel Co Ltd	1,136
1,318,367		Arcelor	30,208
77,274		Bekaert S.A.	6,513
387,455		Belden CDT, Inc	8,605
5,293,445		BHP Billiton plc	71,118
1,493,322		BlueScope Steel Ltd	10,050
104,909	*	Brush Engineered Materials, Inc	1,996
148,406		Carpenter Technology Corp	8,817
112,178	*	Century Aluminum Co	3,395
814,442	*	CommScope, Inc	12,184
11,597,647	*	Corus Group plc	11,834
100,488		Curtiss-Wright Corp	5,728
369,515	e	Dofasco, Inc	10,888
107,726	*	Encore Wire Corp	1,099
232,180	*	General Cable Corp	2,802
140,446		Gibraltar Industries, Inc	3,081
330,000	e	Godo Steel Ltd	1,219
5,173	b,e*	Intermet Corp	2
233,900	*	International Steel Group, Inc	9,239

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

84		Japan Steel Works Ltd	$0
3,469,000	e	Kobe Steel Ltd	6,130
23,847	e*	Liquidmetal Technologies, Inc	49
249,660	*	Lone Star Technologies, Inc	9,844
229,998		Matthews International Corp (Class A)	7,535
315,079	*	Maverick Tube Corp	10,243
234,588		Mueller Industries, Inc	6,604
992,000		NatSteel Ltd	1,335
908,000		NEOMAX Co Ltd	21,478
18,101,793	e	Nippon Steel Corp	45,864
2,594,000		Nisshin Steel Co Ltd	6,815
1,320	e	NKT Holding a/s	46
110,219		NN, Inc	1,358
2,840		Novelis, Inc	62
139,491	*	NS Group, Inc	4,381
1,139,544		Nucor Corp	65,592
2,073,522		OneSteel Ltd	4,154
211,979	*	Oregon Steel Mills, Inc	4,876
316,803		Precision Castparts Corp	24,397
35,000	f,v*	Promet BHD	3
158,558	e	Quanex Corp	8,454
845,342	e	Rautaruukki Oyj	11,404
3,385		Roanoke Electric Steel Corp	70
130,259	*	RTI International Metals, Inc	3,048
139,590	e	Ryerson Tull, Inc	1,769
7,601		Salzgitter AG.	163
192,062		Schnitzer Steel Industries, Inc (Class A)	6,478
113,156	e	Ssab Svenskt Stal AB (Series A)	2,820
35,619		Ssab Svenskt Stal AB (Series B)	855
365,805		Steel Dynamics, Inc	12,602
71,390		Steel Technologies, Inc	1,713
134,000	e	Sumitomo Heavy Industries Ltd	529
4,577,498	e	Sumitomo Metal Industries Ltd	8,260
187,539		Texas Industries, Inc	10,080
674,499		ThyssenKrupp AG.	13,929
39,630	e*	Titanium Metals Corp	1,427
190,408		Tredegar Corp	3,210
131,538	e	Trelleborg AB (B Shs)	2,288
277,531	e	TUI AG.	7,347
767,844		United States Steel Corp	39,045
255,407		Viohalco S.A.	2,045
222,921		Vivendi Universal S.A. (Spon ADR)	6,821
141,885	e	Voestalpine AG.	10,983
38,492	*	Wheeling-Pittsburgh Corp	1,195
353,634		Worthington Industries, Inc	6,818
11,000		Yamato Kogyo Co Ltd	134

		TOTAL PRIMARY METAL INDUSTRIES	801,593

PRINTING AND PUBLISHING - 0.78%
763,595		American Greetings Corp (Class A)	19,456
76,261		Arnoldo Mondadori Editore S.p.A.	817
157,353		Banta Corp	6,735
132,212		Belo (A.H.) Corp Series A	3,192
351,800	f,v	Belo (A.H.) Corp Series B	8,492
200,926		Bowne & Co, Inc	3,022
164,911	*	Cenveo, Inc	930
90,215	*	Consolidated Graphics, Inc	4,745
39,010		Courier Corp	2,046
28,614		CSS Industries, Inc	1,046
1,252,845		Dai Nippon Printing Co Ltd	20,486
39,462		Daily Mail & General Trust plc	537

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

300,941		Dex Media, Inc	$6,214
100,932		Dow Jones & Co, Inc	3,772
206,300	f,v	Dow Jones & Co, Inc (Class B)	7,709
163,698		Emap plc	2,567
193,948	e	Eniro AB	2,299
105,999		Ennis, Inc	1,794
296,720		EW Scripps Co	14,465
1,396,263		Gannett Co, Inc	110,416
30,697	e	Gruppo Editoriale L'Espresso S.p.A.	193
180,859		Harland (John H.) Co	6,214
520,148		Harte-Hanks, Inc	14,335
561,905		Hollinger International, Inc	6,125
461,380		Independent News & Media plc	1,523
132,383		Independent Newspapers Ltd	566
1,079,242		John Fairfax Holdings Ltd	3,490
160,963		Journal Communications, Inc	2,664
251,017	*	Journal Register Co	4,192
453,235		Knight Ridder, Inc	30,480
30,000		Kyodo Printing Co Ltd	142
271,658	e	Lagardere S.C.A.	20,619
217,604		Lee Enterprises, Inc	9,444
14,400	f,v	Lee Enterprises, Inc (Class B)	625
85,431	e*	Martha Stewart Living Omnimedia, Inc (Class A)	1,930
107,163		McClatchy Co (Class A)	7,947
1,270,753		McGraw-Hill Cos, Inc	110,873
117,040		Media General, Inc (Class A)	7,239
56,864		Meredith Corp	2,658
125,900	v	Meredith Corp (Class B)	5,886
912,231		New York Times Co (Class A)	33,369
143,840		Pearson plc	1,753
102,120	e*	Playboy Enterprises, Inc (Class B)	1,317
871,834	e*	Primedia, Inc	3,792
5,560	e*	Private Media Group, Inc	23
19,967		Promotora de Informaciones S.A. (PRISA)	405
44,083		Pulitzer, Inc	2,809
429,426		Quebecor World, Inc	10,063
1,469,155		R.R. Donnelley & Sons Co	46,455
656,125		Reader's Digest Association, Inc (Class A)	11,358
1,801,750		Reed Elsevier NV	27,233
5,425,208		Reed Elsevier plc	56,229
36,059		Schibsted ASA	951
178,060	*	Scholastic Corp	6,569
414,093		SCMP Group Ltd	184
5,444,024		Singapore Press Holdings Ltd	15,052
83,133		Standard Register Co	1,047
30,750	e*	Telecom Italia Media S.p.A.	17
74,508		Thomas Nelson, Inc	1,762
1,625,460	e	Toppan Printing Co Ltd	17,841
1,451,416		Tribune Co	57,868
944,612		Trinity Mirror plc	12,512
755,788		United Business Media plc	7,598
312,191	*	Valassis Communications, Inc	10,914
204,271		VNU NV	5,973
29,881		Washington Post Co (Class B)	26,714
584,950		West Australian Newspapers Holdings Ltd	3,575
309,496		Wiley (John) & Sons, Inc (Class A)	10,910
358,084		Wolters Kluwer NV	6,557
125,111		Yell Group plc	1,118

		TOTAL PRINTING AND PUBLISHING	839,853

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

RAILROAD TRANSPORTATION - 0.51%
4,153,617	*	ADC Telecommunications, Inc	8,266
3,424,295	e	Brambles Industries Ltd	21,058
2,825,026		Brambles Industries plc	16,175
2,001,424		Burlington Northern Santa Fe Corp	107,937
78,794		Canadian National Railway Co	4,988
758,640		Canadian National Railway Co (Canada)	47,875
552,762		Canadian Pacific Railway Ltd	19,989
2,466,945		CSX Corp	102,748
1,274,014		Firstgroup plc	8,263
121,397		Florida East Coast Industries	5,157
148,085	*	Genesee & Wyoming, Inc (Class A)	3,837
375,854	*	Kansas City Southern Industries, Inc	7,239
165,619	e	Keihin Electric Express Railway Co Ltd	1,027
871,000	e	Kintetsu Corp	2,964
509,920		Mayne Group Ltd	1,523
1,605,000	e	Nippon Express Co Ltd	8,463
2,126,726		Norfolk Southern Corp	78,795
328,000	e	Odakyu Electric Railway Co Ltd	2,009
330,000	e	Tobu Railway Co Ltd	1,336
1,512,323		Union Pacific Corp	105,409

		TOTAL RAILROAD TRANSPORTATION	555,058

REAL ESTATE - 0.32%
77,100		Aeon Mall Co Ltd	3,092
1,332,000		Ascendas Real Estate Investment Trust	1,518
30,045	e*	Avatar Holdings, Inc	1,408
15,855		Bovis Homes Group plc	202
343,418		British Land Co plc	5,217
23,439		Brixton plc	151
223,610		Brookfield Properties Corp	5,715
4,245,587		CapitaLand Ltd	6,049
578		Capona AB	7
624,130		Catellus Development Corp	16,633
206,602	*	CB Richard Ellis Group, Inc	7,229
1,298,865		Centro Properties Group (New)	5,205
958,448		CFS Gandel Retail Trust	1,179
2,618,707		Cheung Kong Holdings Ltd	23,251
7,090,000		China Overseas Land & Investment Ltd	1,573
451,802		City Developments Ltd	1,767
5,780	*	City Developments Ltd Wts 05/10/06	14
4,409		Cofinimmo	713
881,725		Commonwealth Property Office Fund	846
32,884		Consolidated-Tomoka Land Co	1,882
28,910	b*	Crescent Operating, Inc	10
8,451		Crest Nicholson plc	71
233,000		Daibiru Corp	1,852
4,325,646		DB RREEF Trust	4,316
46,849	*	Fadesa Inmobiliaria S.A.	1,029
6,041,398		Far East Consortium	2,576
1,305		Financiere Pour la Location d'Immeubles Industriels et Commerciaux	85
167,968		Forest City Enterprises, Inc (Class A)	10,716
3,383		Freeport plc	24
18,092	e	Gecina S.A.	2,072
2,606,992		General Property Trust	7,159
76,000		Guocoland Ltd	57
615,489		Hammerson plc	9,671
6,879,500		Hang Lung Properties Ltd	9,967
342,500		Harvey Norman Holdings Ltd	718
878,118		Henderson Land Development Co Ltd	3,907
1,142,000		Hopewell Holdings	2,694

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

485,255		Hysan Development Co Ltd	$961
2,860		Inmobiliaria Colonial S.A.	139
5,974		Inmobiliaria Urbis S.A.	90
6,516		IVG Immobilien AG.	111
262,158	*	Jones Lang LaSalle, Inc	12,230
972,179		Kerry Properties Ltd	2,125
10,521		Klepierre	948
3,263		Klovern AB	9
774,100		Leopalace21 Corp	12,796
1,778,788		Macquarie Goodman Group	5,229
1,506		McInerney Holdings plc	17
30,040	e	Metrovacesa S.A.	1,610
131,830		MI Developments, Inc	4,172
6	*	MI Developments, Inc (Class A)	0
4,173		Minerva plc	20
781,953		Mirvac Group	2,668
776,448	e	Mitsubishi Estate Co Ltd	9,045
537,198	e	Mitsui Fudosan Co Ltd	6,323
400	*	New Smart Holdings Ltd	0
3,672,995		New World Development Co Ltd	3,603
71,900		Nihon Eslead Corp	1,849
11,517		Orleans Homebuilders, Inc	212
4,747		Pillar Property plc	68
216,910	e	Sacyr Vallehermoso S.A.	3,899
15,674		Shaftesbury plc	105
58,000		Singapore Land Ltd	188
1,657,508		Sino Land Co Ltd	1,498
884,202		Slough Estates plc	8,145
289,085		St. Joe Co	19,455
792,361		Stewart Enterprises, Inc (Class A)	4,873
2,211,981	e	Stockland Trust Group	9,993
2,224,429		Sun Hung Kai Properties Ltd	20,178
12,754		Thomas Properties Group, Inc	158
104,000	*	Tian An China Investment	29
123,000		TOC Co Ltd	1,101
1,505,000		Tokyo Tatemono Co Ltd	10,215
1,097,000		Tokyu Land Corp	4,626
252,802	*	Trammell Crow Co	5,200
26,991	e	Unibail	3,208
13,243	*	United Capital Corp	324
10,574,000		United Industrial Corp Ltd	6,796
1,013,000		United Overseas Land Ltd	1,345
381		Wallenstam Byggnads AB (B Shs)	23
2,909,944		Westfield Group	36,443
1,000		YT Realty Group Ltd	0
6,230	*	ZipRealty, Inc	88

		TOTAL REAL ESTATE	342,690

RUBBER AND MISCELLANEOUS PLASTIC PRODUCT - 0.30%
44,353	e	Adidas-Salomon AG.	7,057
597	*	AEP Industries, Inc	12
87,271	*	Applied Films Corp	2,018
225,579		Aptargroup, Inc	11,726
17,388		Bandag, Inc	817
61,800		Bandag, Inc (Class A)	2,622
1,839,530	e	Bridgestone Corp	33,898
300,925		Canadian Tire Corp (Class A)	14,190
2,382		Compagnie Plastic-Omnium S.A.	139
257,485	e	Continental AG.	20,022
412,666		Cooper Tire & Rubber Co	7,577
59,607	e*	Deckers Outdoor Corp	2,130

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

50,040	e	Fuji Seal International, Inc	$1,750
1,181,170	e*	Goodyear Tire & Rubber Co	15,769
586,000		Hi-P International Ltd	544
168,133	e*	Jarden Corp	7,714
318,837	e	Michelin (C.G.D.E.) (B Shs)	21,009
132,174		Myers Industries, Inc	1,865
1,088,384		Nike, Inc (Class B)	90,673
11,954	e	Nokian Renkaat Oyj	1,931
3,572,000	*	Nylex Ltd	1,064
8,193,694	e	Pirelli & C S.p.A.	10,223
42,446		Quixote Corp	920
258,553		Reebok International Ltd	11,454
113,897	*	Ryanair Holdings plc	894
995,000	e	Sanwa Shutter Corp	5,479
178,664		Schulman (A.), Inc	3,112
607,456	*	Sealed Air Corp	31,551
282,609	*	Skechers U.S.A., Inc (Class A)	4,375
147,790		Spartech Corp	2,934
24,800	e	Toyoda Gosei Co Ltd	449
104,077	*	Trex Co, Inc	4,622
322,444		Tupperware Corp	6,565

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCT	327,105

SECURITY AND COMMODITY BROKERS - 1.84%
401,850		3i Group plc	5,099
600,919		A.G. Edwards, Inc	26,921
153,606	*	Affiliated Managers Group, Inc	9,528
1,268,384	*	Ameritrade Holding Corp	12,950
469,716		Amvescap plc	2,962
4,900	*	Archipelago Holdings, Inc	87
24,753		Australian Stock Exchange Ltd	388
820,033		Bear Stearns Cos, Inc	81,921
19,696		BKF Capital Group, Inc	788
125,811		Blackrock, Inc	9,427
184,593		Calamos Asset Management, Inc (Class A)	4,969
5,382,970		Charles Schwab Corp	56,575
153,972	e	Chicago Mercantile Exchange	29,875
529,014		Close Brothers Group plc	7,747
1,040,877	e	Daiwa Securities Group, Inc	6,870
172,901	e	Deutsche Boerse AG.	13,033
2,733,694	*	E*Trade Financial Corp	32,804
701,734		Eaton Vance Corp	16,449
5,756		Euronext NV	205
673,363		Federated Investors, Inc (Class B)	19,063
34,140		First Albany Cos, Inc	313
1,243,529		Franklin Resources, Inc	85,368
40,242		Gabelli Asset Management, Inc (Class A)	1,797
75,000	*	GFI Group, Inc	2,012
2,519,821		Goldman Sachs Group, Inc	277,155
55,500		Greenhill & Co, Inc	1,987
3,027,870		Hong Kong Exchanges & Clearing Ltd	7,823
1,102,042	*	Instinet Group, Inc	6,480
271,720	*	Investment Technology Group, Inc	4,755
301,666		Investors Financial Services Corp	14,754
910,000		Itochu Corp	4,594
1,160,618		Janus Capital Group, Inc	16,191
259,755		Jefferies Group, Inc	9,788
718,661	*	Knight Trading Group, Inc	6,928
332,652	e*	LaBranche & Co, Inc	3,094
35,994	e*	Ladenburg Thalmann Financial Services, Inc	24

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

655,471		Legg Mason, Inc	$51,219
1,374,053		Lehman Brothers Holdings, Inc	129,381
418,951		Man Group plc	10,877
82,337	*	MarketAxess Holdings, Inc	920
5,866,734		Marubeni Corp	18,868
371,658	e*	Matsui Securities Co Ltd	4,962
5,817,554		Merrill Lynch & Co, Inc	329,274
3,041,650	e	Mitsubishi Corp	39,499
5,295,822	e	Mitsui & Co Ltd	48,968
7,431,439		Morgan Stanley	425,450
1,878,494		Nikko Cordial Corp	9,414
3,215,324		Nomura Holdings, Inc	45,091
174,638		Nuveen Investments, Inc	5,994
93,741	*	OMX AB	1,111
517,000	b,v*	Peregrine Investment Holdings	0
126,087	*	Piper Jaffray Cos	4,614
350,793		Raymond James Financial, Inc	10,629
65,863		Sanders Morris Harris Group, Inc	1,191
361,976		SEI Investments Co	13,089
959,000		Singapore Exchange Ltd	1,221
15,338	*	Stifel Financial Corp	334
91,325		SWS Group, Inc	1,464
719,183		T Rowe Price Group, Inc	42,705
20,977		TSX Group, Inc	1,086
9,745		Value Line, Inc	380
391,327		Waddell & Reed Financial, Inc (Class A)	7,725

		TOTAL SECURITY AND COMMODITY BROKERS	1,986,190

SOCIAL SERVICES - 0.01%
161,646	*	Bright Horizons Family Solutions, Inc	5,454
136,816	*	Res-Care, Inc	1,712

		TOTAL SOCIAL SERVICES	7,166

SPECIAL TRADE CONTRACTORS - 0.06%
3,437		Ascom Holding AG.	58
73,055		Chemed Corp	5,587
162,457	*	Comfort Systems U.S.A., Inc	1,259
464,793	*	Dycom Industries, Inc	10,686
38,578	e	eAccess Ltd	32,822
125,520	*	EMCOR Group, Inc	5,877
292,387		Grafton Group plc	3,462
187,838	e*	Integrated Electrical Services, Inc	518
57,000		Kinden Corp	447
40,149	*	Layne Christensen Co	693
100,292	e*	Matrix Service Co	436
980,689	*	Quanta Services, Inc	7,483

		TOTAL SPECIAL TRADE CONTRACTORS	69,328

STONE, CLAY, AND GLASS PRODUCTS - 0.48%
43,806		Ameron International Corp	1,577
49,751	e*	Anchor Glass Container Corp	111
198,866		Apogee Enterprises, Inc	2,840
1,078,088	e	Asahi Glass Co Ltd	11,390
404,377		Boral Ltd	1,908
1,502,485		BPB plc	14,096
168,670	e*	Cabot Microelectronics Corp	5,293
78,518		CARBO Ceramics, Inc	5,508

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

78,000		Central Glass Co Ltd	$497
133,425		Cimpor Cimentos de Portugal S.A.	751
478,884	e	Compagnie de Saint-Gobain	29,252
8,213,866	*	Corning, Inc	91,420
788,716		CRH plc	20,778
519,454		CRH plc (Ireland)	13,651
2,808,996		CSR Ltd	5,345
77,184		Eagle Materials, Inc	6,247
48,640		Eagle Materials, Inc (Class B)	3,833
157,798		Florida Rock Industries, Inc	9,282
1,348,073		Hanson plc	12,749
28,360	v*	HeidelbergCement AG.	0
42,134	e	Heidelberger Zement AG. (Germany)	2,657
1,565,268	e	Holcim Ltd (Regd)	96,590
253,880		Hoya Corp	28,008
407,668		Italcementi S.p.A.	6,877
1,166,495	*	James Hardie Industries NV	5,405
323,657		Lafarge North America, Inc	18,918
360,835	e	Lafarge S.A. (Br)	35,031
79,707		Libbey, Inc	1,674
2,824,028	e	Nippon Sheet Glass Co Ltd	11,987
930,811	*	Owens-Illinois, Inc	23,401
2,196,925		Pilkington plc	4,919
1,783,717		Rinker Group Ltd	14,902
4,668,000	e	Sumitomo Osaka Cement Co Ltd	12,264
2,467,363	e	Taiheiyo Cement Corp	6,943
122,700		Toto Ltd	1,055
100,742	*	U.S. Concrete, Inc	632
206,152	b,e*	USG Corp	6,836
57,234		Wienerberger AG.	2,612

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	517,239

TOBACCO PRODUCTS - 1.18%
377,375	e	Altadis S.A.	15,474
16,473,526		Altria Group, Inc	1,077,204
3,891		Japan Tobacco, Inc	43,290
314,818		Loews Corp (Carolina Group)	10,420
898,779		Reynolds American, Inc	72,433
152,107		Universal Corp (Virginia)	6,962
819,934		UST, Inc	42,391
150,149	e	Vector Group Ltd	2,309

		TOTAL TOBACCO PRODUCTS	1,270,483

TRANSPORTATION BY AIR - 0.50%
3,500	*	ABX Air, Inc	25
8,074,000	*	Air China Ltd (Class H)	2,924
49,484		Air France-KLM	892
8,339,200	*	AirAsia BHD	3,445
518,248	e*	Airtran Holdings, Inc	4,690
348,568	*	Alaska Air Group, Inc	10,262
230,280	e*	America West Holdings Corp (Class B)	1,250
1,229,956	e*	AMR Corp	13,161
363,273	e	Auckland International Airport Ltd	2,098
2,616,685		BAA plc	28,851
2,493,018	*	British Airways plc	12,437
990,800		Cathay Pacific Airways Ltd	1,867
720,657	e*	Continental Airlines, Inc (Class B)	8,677
630,530	e*	Delta Air Lines, Inc	2,554
1,029,437	e	Deutsche Lufthansa AG. (Regd)	14,878

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

874,049	*	easyJet plc	$3,563
714,127	*	ExpressJet Holdings, Inc	8,148
1,862,302		FedEx Corp	174,963
6,903		Flughafen Wien AG.	465
250,052	e*	FLYi, Inc	318
168,438		Forward Air Corp	7,172
206,671	*	Frontier Airlines, Inc	2,166
1,594,020	e	Iberia Lineas Aereas de Espana	5,345
1,766		Japan Airlines System Corp	5
33,000	*	Jet Airways India Ltd	916
421,154	e*	JetBlue Airways Corp	8,019
5,340	e	Kobenhavns Lufthavne As	1,277
51,045	e*	MAIR Holdings, Inc	455
207,410	e*	Mesa Air Group, Inc	1,452
2,723,940	e*	Northwest Airlines Corp	18,223
153,853	*	Offshore Logistics, Inc	5,126
22,446	*	Petroleum Helicopters (Vote)	668
175,216	e*	Pinnacle Airlines Corp	1,861
5,107,561	e*	Qantas Airways Ltd	14,026
15,721	*	Republic Airways Holdings, Inc	197
9,228	*	Ryanair Holdings plc (Spon ADR)	404
3,677,177		SABMiller plc	57,567
91,561	e*	SAS AB	920
731,502		Singapore Airlines Ltd	5,278
367,359		Skywest, Inc	6,829
5,628,080		Southwest Airlines Co	80,144
2,792,611		Swire Pacific Ltd (A Shs)	22,110
96	v*	Swissair Group	0
6,700	b,e*	UAL Corp	6

		TOTAL TRANSPORTATION BY AIR	535,634

TRANSPORTATION EQUIPMENT - 2.89%
199,401	*	AAR Corp	2,712
85,388	*	Aftermarket Technology Corp	1,409
121,200	e	Alpine Electronics, Inc	1,748
339,783		American Axle & Manufacturing Holdings, Inc	8,325
130,537		Arctic Cat, Inc	3,532
478,960		ArvinMeritor, Inc	7,410
534,705		Autoliv, Inc	25,479
3,235,481		BAE Systems plc	15,865
109,001		Bayerische Motoren Werke AG.	4,965
258,660		BBA Group plc	1,475
297,376	*	BE Aerospace, Inc	3,569
5,157,537		Boeing Co	301,510
1	*	Bombardier, Inc (Class A)	0
324,043	*	Bombardier, Inc (Class B)	723
440,363		Brunswick Corp	20,631
159,885		Clarcor, Inc	8,308
87,616		Coachmen Industries, Inc	1,192
238,961		Cobham plc	6,308
31,016		Curtiss-Wright Corp (Class B)	1,749
1,244,453	e	DaimlerChrysler AG. (Regd)	55,847
17,259	e	DaimlerChrysler AG. (U.S.)	772
729,204		Dana Corp	9,327
11,573,936		Delphi Corp	51,851
1,073,787		Denso Corp	26,805
61,210	e	DSV a/s	4,682
45,093	*	Ducommun, Inc	902
2,638	*	Dura Automotive Systems, Inc	13
21,820	*	Fairchild Corp (Class A)	68
282,201		Federal Signal Corp	4,281

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

8,711,283	e*	Fiat S.p.A.	$63,514
22,733,597	e	Finmeccanica S.p.A.	23,105
337,040	e*	Fleetwood Enterprises, Inc	2,932
10,176,599		Ford Motor Co	115,301
286,724	e*	GenCorp, Inc	5,734
1,243,218		General Dynamics Corp	133,086
3,123,447	e	General Motors Corp	91,798
363,419		Gentex Corp	11,593
981,154		Genuine Parts Co	42,670
2,336,000		Goodpack Ltd	1,770
563,333		Goodrich Corp	21,570
40,095		Greenbrier Cos, Inc	1,407
1,647,470		Harley-Davidson, Inc	95,158
177,987	*	Hayes Lemmerz International, Inc	926
117,818	e	Heico Corp	2,368
4,116		Heico Corp (Class A)	65
97,500	e	Hino Motors Ltd	614
1,107,924		Honda Motor Co Ltd	55,624
5,767,928		Honeywell International, Inc	214,625
750,000		Hongkong Land Holdings Ltd	2,018
1,528,035		Jardine Cycle & Carriage Ltd	10,840
130,208		Kaman Corp (Class A)	1,621
19,185	e	Kawasaki Heavy Industries Ltd	33
2,620,912		Keppel Corp Ltd	17,321
40,000		Kia Motors Corp	551
2,225,109		Lockheed Martin Corp	135,865
146,813	*	Magna International, Inc (Class A)	9,822
312,795	e	Magna International, Inc (Class A)	20,942
111,081	e	MAN AG.	4,981
113,523		Marine Products Corp	1,908
2,408,000	e	Mazda Motor Corp	8,240
211,235		Monaco Coach Corp	3,411
565,168	*	Navistar International Corp	20,572
3,306,168	e	Nissan Motor Co Ltd	33,970
36,409		Noble International Ltd	825
4,012,122		Northrop Grumman Corp	216,574
666		NWS Holdings Ltd	1
174,062		Oshkosh Truck Corp	14,271
872,447		Paccar, Inc	63,156
311,896		Patrick Corp Ltd	1,419
319,871	e	Peugeot Citroen S.A.	20,379
310,504		Polaris Industries, Inc	21,807
605,127	e	Renault S.A.	54,187
3,963,027		Rolls-Royce Group plc	18,272
240,000		SembCorp Marine Ltd	281
33,192	*	Sequa Corp (Class A)	1,721
68,778		Shimano, Inc	2,315
1,859,560		Siemens AG.	147,544
2,544,856		Smiths Group plc	40,947
100		Spartan Motors, Inc	1
146,728	e*	Sports Resorts International, Inc	487
78,494		Standard Motor Products, Inc	918
23,235	*	Strattec Security Corp	1,245
150,797	e	Superior Industries International, Inc	3,983
202,675	*	Teledyne Technologies, Inc	6,344
255,449	*	Tenneco Automotive, Inc	3,183
555,228		Textron, Inc	41,431
31,428	e	Thales S.A.	1,314
219,587		Thor Industries, Inc	6,568
1,209,313		Tomkins plc	6,038
645,873		Toyota Industries Corp	18,236
6,097,006		Toyota Motor Corp	227,441
220,590		Trinity Industries, Inc	6,214

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

102,736	*	Triumph Group, Inc	$4,001
245,263	*	TRW Automotive Holdings Corp	4,765
286,615		United Defense Industries, Inc	21,043
3,546,169		United Technologies Corp	360,504
78,045	e	Valeo S.A.	3,483
1,203,447	*	Visteon Corp	6,872
316,106	e	Volkswagen AG.	15,086
90,782	e	Volvo AB	3,893
552,105	e	Volvo AB (B Shs)	24,496
197,170		Wabash National Corp	4,811
309,437		Westinghouse Air Brake Technologies Corp	6,340
166,842	e	Winnebago Industries, Inc	5,272
492,700		Yamaha Motor Co Ltd	8,453
219,500			0

		TOTAL TRANSPORTATION EQUIPMENT	3,123,534

TRANSPORTATION SERVICES - 0.14%
544,931		Amadeus Global Travel Distribution S.A. (A Shs)	5,156
52,779		Ambassadors Group, Inc	1,764
4,465		Ambassadors International, Inc	63
645,418		Arriva plc	6,403
731,288		C.H. Robinson Worldwide, Inc	37,683
44,428		DX Services plc	324
305,089	*	EGL, Inc	6,956
674,199		Expeditors International of Washington, Inc	36,103
306,697		GATX Corp	10,179
6,285		Go-Ahead Group plc	174
68,936	*	HUB Group, Inc	4,320
4,026		Kuoni Reisen Holding (Regd)	1,787
69,277		National Express Group plc	1,181
94,914	e*	Navigant International, Inc	1,297
1,136	*	New World TMT Ltd	0
257,054	*	Pacer International, Inc	6,141
823,000		PLUS Expressways BHD	617
207,934	*	RailAmerica, Inc	2,595
3,009		Royal P&O Nedlloyd NV	170
835,911		Sabre Holdings Corp	18,290
1,192,771		Stagecoach Group plc	2,491
239,789	e	Toll Holdings Ltd	2,593
14,500		UTI Worldwide, Inc	1,007

		TOTAL TRANSPORTATION SERVICES	147,294

TRUCKING AND WAREHOUSING - 0.39%
200,344		Arkansas Best Corp	7,569
21,323	e*	Central Freight Lines, Inc	76
474,995		CNF, Inc	22,225
46,394	*	Covenant Transport, Inc (Class A)	817
340,224		Heartland Express, Inc	6,515
269,056		Hunt (J.B.) Transport Services, Inc	11,777
415,127	*	Landstar System, Inc	13,595
31,543	*	Marten Transport Ltd	673
49,000		Mitsubishi Logistics Corp	556
14,000		Nippon Konpo Unyu Soko Co Ltd	160
102,512	*	Old Dominion Freight Line	3,193
191,996		Overnite Corp	6,142
35,778	*	P.A.M. Transportation Services	615
46,450	*	Quality Distribution, Inc	504
89,175	*	SCS Transportation, Inc	1,658
1,188,000	e	Seino Transportation Co Ltd	11,685

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

363,000		Singapore Post Ltd	$188
91,271	*	Sirva, Inc	649
1,527,000	e	Sumitomo Warehouse Co Ltd	9,208
296,797	*	Swift Transportation Co, Inc	6,571
1,033,920	e	TNT NV	29,495
36,339	*	U.S. Xpress Enterprises, Inc (Class A)	594
3,303,559		United Parcel Service, Inc (Class B)	240,271
166,539		USF Corp	8,037
296,825		Werner Enterprises, Inc	5,767
781,893		Yamato Transport Co Ltd	11,214
283,523	e*	Yellow Roadway Corp	16,597

		TOTAL TRUCKING AND WAREHOUSING	416,351

WATER TRANSPORTATION - 0.16%
1,985	e	A.P. Moller-Maersk a/s	18,526
253,610		Alexander & Baldwin, Inc	10,449
174,756		Associated British Ports Holdings plc	1,587
24,060		Attica Enterprises Holding S.A.	91
536,055		Carnival plc	29,436
6,947,000		China Shipping Container Lines Co Ltd (Class H)	3,385
4,742,463		China Shipping Development Co Ltd	4,165
299,000		Chuan Hup Holdings Ltd	129
78,781		Compagnie Maritime Belge S.A.	3,008
447,120		CP Ships Ltd	6,327
3,324		D/S Torm a/s	178
24,405		Euronav NV	812
44,188		Exel plc	708
20,104		Frontline Ltd	965
82,982	e*	Gulfmark Offshore, Inc	2,150
9,100	*	Hornbeck Offshore Services, Inc	228
1,058		Irish Continental Group plc	13
329,032		Kamigumi Co Ltd	2,756
822,000	e	Kawasaki Kisen Kaisha Ltd	5,687
131,655	*	Kirby Corp	5,533
14,539		Maritrans, Inc	277
2,699,526		Mitsui OSK Lines Ltd	17,389
220,000		Neptune Orient Lines Ltd	491
1,394,000		Nippon Yusen Kabushiki Kaisha	8,419
212,356		Overseas Shipholding Group, Inc	13,359
456,751		Peninsular & Oriental Steam Navigation Co	2,499
611,701		Royal Caribbean Cruises Ltd	27,337
53,795	*	Seabulk International, Inc	1,118
72,619	e	Uponor Oyj	1,529
5,682		Wilhelmsen (Wilh) ASA	147

		TOTAL WATER TRANSPORTATION	168,698

WHOLESALE TRADE-DURABLE GOODS - 1.55%
41,158	e*	1-800 Contacts, Inc	859
91,162	e*	Action Performance Cos, Inc	1,206
494,800		Adesa, Inc	11,559
80,226		AGFA Gevaert NV	2,814
282,882		Agilysys, Inc	5,561
76,672	*	Alliance Imaging, Inc	732
190,163	*	Anixter International, Inc	6,874
194,452		Applied Industrial Technologies, Inc	5,289
680,995	*	Arrow Electronics, Inc	17,263
101,802	*	Audiovox Corp (Class A)	1,297
150,295	*	Aviall, Inc	4,208
632,902	*	Avnet, Inc	11,658

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

82,094		Barnes Group, Inc	$2,230
12,926	*	Beacon Roofing Supply, Inc	283
118,886	*	BioVeris Corp	628
318,490	e	BorgWarner, Inc	15,504
58,846	*	Boyds Collection Ltd	137
137,829	*	Brightpoint, Inc	2,582
145,513		Carlisle Cos, Inc	10,152
100	*	Castle (A.M.) & Co	1
329,025		CDW Corp	18,649
8,915		Compx International, Inc	151
87,600	*	Department 56, Inc	1,529
12,875		D'ieteren NV	3,032
146,249	*	Digi International, Inc	2,007
3,055		Finning International, Inc	83
1,544,000		Fuji Electric Co Ltd	4,879
138,597	*	Global Imaging Systems, Inc	4,915
4,900		Hakuto Co Ltd	73
150,409		Handleman Co	2,852
422,958		Hughes Supply, Inc	12,583
635,401		IKON Office Solutions, Inc	6,284
100,361	*	Imagistics International, Inc	3,506
822,462	*	Ingram Micro, Inc (Class A)	13,710
320,645	*	Insight Enterprises, Inc	5,631
60,512	*	Insurance Auto Auctions, Inc	1,685
43,083	e*	INTAC International	543
18,958,432		Johnson & Johnson	1,273,248
80,861	*	Keystone Automotive Industries, Inc	1,873
151,014		Kingspan Group plc	1,790
218,792		Knight Transportation, Inc	5,398
431,200		Kuroda Electric Co Ltd	10,119
29,645		Lawson Products, Inc	1,387
628		Lindex AB	30
59,113	*	LKQ Corp	1,186
270,751		Martin Marietta Materials, Inc	15,140
49,455	b,e*	MCSi, Inc	1
64,244	e*	Merge Technologies, Inc	1,127
114,701		Metal Management, Inc	2,946
226,757	*	Microtek Medical Holdings, Inc	812
316,800	e	Mitsumi Electric Co Ltd	3,545
232,177	e*	Navarre Corp	1,846
2,964	e	Noland Co	140
381,000		Orient Overseas International Ltd	1,837
258,171		Owens & Minor, Inc	7,009
711,921	*	Patterson Cos, Inc	35,560
350,086		Pep Boys-Manny Moe & Jack	6,155
10,059	*	Pomeroy IT Solutions, Inc	150
420,786	*	PSS World Medical, Inc	4,784
176,139		Reliance Steel & Aluminum Co	7,047
4,900		Ryoyo Electro Corp	71
833,930	*	Safeguard Scientifics, Inc	1,184
75,997	*	Scansource, Inc	3,939
341,104		SCP Pool Corp	10,868
1,343,000		SembCorp Logistics Ltd	1,327
114,841		SSL International plc	657
117,019	*	TBC Corp	3,260
288,425	*	Tech Data Corp	10,689
969,242		Techtronic Industries Co	2,144
1,060,572		Terumo Corp	32,027
6,626	*	Timco Aviation Services, Inc	1
21,169	v*	Timco Aviation Services, Inc Wts 02/27/07	0
10,000		USS Co Ltd	776
423,124		W.W. Grainger, Inc	26,348
137,137		Watsco, Inc	5,773

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

SHARES			VALUE (000)

162,230	*	WESCO International, Inc	$4,542
255,846	*	Zoran Corp	2,648

		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,672,333

WHOLESALE TRADE-NONDURABLE GOODS - 0.99%
291,806		Acuity Brands, Inc	7,879
109,807	*	Advanced Marketing Services, Inc	659
378,298		Airgas, Inc	9,038
661,799		Alliance Unichem plc	9,673
169,305	*	Allscripts Healthcare Solutions, Inc	2,421
635,140	e	Altana AG.	40,489
1,699,018		AmerisourceBergen Corp	97,337
11,719	*	Ashtead Group plc	23
494,431	e	Billabong International Ltd	5,087
61,442	*	BioScrip, Inc	370
6,154	*	Bridgford Foods Corp	55
3,503,184		British American Tobacco plc	61,761
306,114		Brown-Forman Corp (Class B)	16,760
3,121,090		Cardinal Health, Inc	174,157
183,784	e	Celesio AG.	15,065
71,117	e*	Central European Distribution Corp	2,367
270,149		Chiquita Brands International, Inc	7,235
203,409	e	Ciba Specialty Chemicals AG. (Regd)	13,209
2,428,526	e	Clariant AG.	42,075
18,450		D&K Healthcare Resources, Inc	154
374,976	e	DIMON, Inc	2,344
6,605		DS Smith plc	20
234,410	*	Endo Pharmaceuticals Holdings, Inc	5,286
273,003		Fyffes plc	798
128,426		Getty Realty Corp	3,281
217,000	v*	Goodpack Ltd Wts 04/13/07	25
11,302	*	Green Mountain Coffee, Inc	271
73,168	e	H. Lundbeck a/s	1,781
145,601	*	Hain Celestial Group, Inc	2,714
458,792	*	Henry Schein, Inc	16,443
1,049,929		Imperial Tobacco Group plc	27,557
40,257		Inchcape plc	1,508
1,984,055		Inditex S.A.	59,488
56,000		Iwatani International Corp	152
62,414		Kenneth Cole Productions, Inc (Class A)	1,819
222,800	e	Kokuyo Co Ltd	2,847
1,955,019		Li & Fung Ltd	3,559
344,859	e	Loblaw Cos Ltd	20,708
20,235	*	Maui Land & Pineapple Co	868
2,143,434		McKesson Corp	80,915
203,017	*	Men's Wearhouse, Inc	8,569
136,052	*	Metals USA, Inc	2,665
71,544	e	Nash Finch Co	2,718
457,925		Nu Skin Enterprises, Inc (Class A)	10,308
40,141	e*	Nuco2, Inc	1,056
50,016		Oriflame Cosmetics S.A. (SDR)	1,047
940,124		PaperlinX Ltd	2,982
276,739	*	Performance Food Group Co	7,660
396,407		Perrigo Co	7,591
30,122	*	Perry Ellis International, Inc	676
92,414	f,v*	Priority Healthcare Corp (Class A)	1,999
76,736	*	Priority Healthcare Corp (Class B)	1,660
17,875	*	Provide Commerce, Inc	516
73,937		Reliance Industries Ltd	924
167,011		Russell Corp	3,020
124,657	*	School Specialty, Inc	4,882

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

				MATURITY
SHARES/PRINCIPAL			RATE	DATE	VALUE (000)

94,836	*	Smart & Final, Inc			$1,153
66,154		Standard Commercial Corp			1,230
232,393		Stride Rite Corp			3,091
902,398		Supervalu, Inc			30,095
726,880	e	Swedish Match AB			8,927
3,466,512		Sysco Corp			124,101
187,152	*	Tractor Supply Co			8,169
1,041,815	e	Unilever NV (Cert)			71,085
347,625	*	United Natural Foods, Inc			9,953
205,472	*	United Stationers, Inc			9,298
39,500		Valhi, Inc			776
45,030	e	Weston (George) Ltd			4,063

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS			1,068,412

		TOTAL COMMON STOCKS			107,544,615
		(Cost $90,083,483)

SHORT TERM INVESTMENTS - 4.86%
CERTIFICATES OF DEPOSIT - 0.08%
$ 10,000,000	d	Credit Agricole	1.420	04/05/05	9,998
25,000,000		Regions Bank (Alabama)	2.610	04/11/05	24,999
50,000,000		Toronto Dominion Bank	2.740	05/04/05	49,991

		TOTAL CERTIFICATES OF DEPOSIT			84,988

COMMERCIAL PAPER - 2.26%
50,000,000		Aluminum Co of America	2.800	04/01/05	49,996
45,000,000		American Express Credit Corp	2.850	05/27/05	44,793
27,834,000		American Honda Finance Corp	2.600	04/26/05	27,778
2,034,000		Anheuser-Bush Cos, Inc	2.830	04/01/05	2,034
50,000,000	c	Bank of Nova Scotia	2.750	05/11/05	49,838
24,000,000		Bellsouth Corp	2.770	05/03/05	23,937
50,000,000	c	CC (USA), Inc	2.800	05/26/05	49,774
25,000,000		Ciesco LLC	2.830	05/13/05	24,915
50,000,000		Ciesco LLC	2.840	05/18/05	49,806
25,000,000	c	Ciesco LLC	2.960	06/03/05	24,869
50,000,000	d	Citicorp	2.650	04/05/05	49,981
50,000,000		Citicorp	2.850	05/31/05	49,750
35,000,000		Coca-Cola Enterprises, Inc	2.810	05/16/05	34,870
50,000,000	c	Corporate Asset Funding Corp	2.720	04/19/05	49,927
50,000,000	c	Corporate Asset Funding Corp	2.770	05/18/05	49,806
74,100,000	c	Dorada Finance, Inc	2.700	05/03/05	73,906
50,000,000	c	Edison Asset Securitization LLC	2.580	04/01/05	49,996
46,881,000	c	Edison Asset Securitization LLC	2.770	05/23/05	46,680
20,000,000		Fortune Brands	2.840	05/18/05	19,922
47,100,000		Gannett Co, Inc	2.570	04/07/05	47,075
100,000,000		General Electric Corp	2.940	06/14/05	99,384
31,000,000	c	Govco, Inc	2.780	04/28/05	30,933
19,000,000	c	Govco, Inc	2.770	05/19/05	18,925
50,000,000	c	Govco, Inc	2.930	06/13/05	49,696
50,000,000	c	Greyhawk Funding LLC	2.920	06/13/05	49,696
50,000,000	c	Harrier Finance Funding US LLC	2.540	04/08/05	49,969
25,000,000	c	Harrier Finance Funding US LLC	2.960	06/10/05	24,854
100,000,000		Honeywell International, Inc	2.830	04/01/05	99,992
50,000,000		HSBC Finance Corp	3.000	06/21/05	49,658
18,000,000	c	Kitty Hawk Funding Corp	2.640	04/11/05	17,985
34,000,000	c	Kitty Hawk Funding Corp	2.770	04/18/05	33,953
40,000,000	c	Links Finance LLC	2.690	05/03/05	39,896
10,000,000	c	Links Finance LLC	2.765	05/17/05	9,962
25,000,000	c	McCormick & Co, Inc	2.720	05/03/05	24,933

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

				MATURITY
PRINCIPAL			RATE	DATE	VALUE (000)

$ 100,000,000	c	Park Avenue Receivables Corp	2.650	04/04/05	$99,969
21,800,000	c	Pfizer, Inc	2.660	05/06/05	21,738
25,000,000	c	Preferred Receivables Fundng	2.570	04/01/05	24,998
14,400,000	c	Private Export Funding Corp	2.950	06/21/05	14,302
50,000,000	c	Private Export Funding Corp	2.960	06/29/05	49,625
84,100,000		Procter & Gamble Co	2.910	06/13/05	83,589
100,000,000		Rabobank USA Finance Corp	2.560	04/01/05	99,992
75,000,000	c	Ranger Funding Co	2.630	04/01/05	74,994
11,700,000	c	Ranger Funding Co	2.670	04/05/05	11,695
50,000,000		SBC Communications, Inc	2.830	05/09/05	49,846
50,000,000		Scaldis Capital LLC	2.880	06/02/05	49,741
50,000,000		Shell Finance (UK) plc	2.830	05/18/05	49,806
70,000,000	c	Sigma Finance	2.680	05/04/05	69,812
50,000,000		Societe Generale North America, Inc	2.780	04/04/05	49,985
50,000,000	c	UBS Finance Delaware LLC	2.755	05/23/05	49,786
50,000,000	c	UBS Finance Delaware LLC	2.950	06/23/05	49,650
22,000,000	c	Variable Funding Capital	2.750	04/19/05	21,968
50,000,000	c	Verizon Network Funding	2.770	04/25/05	49,903
50,000,000	c	Yorktown Capital LLC	2.780	04/05/05	49,981
50,000,000	c	Yorktown Capital LLC	2.740	04/14/05	49,946

		TOTAL COMMERCIAL PAPER			2,440,815

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 2.17%
378,200,000	Federal National Mortgage Association (FNMA)	2.600	04/01/05	378,172
450,000,000	Federal National Mortgage Association (FNMA)	2.500	04/04/05	449,867
42,596,000	Federal National Mortgage Association (FNMA)	2.640	04/05/05	42,580
200,000,000	Federal National Mortgage Association (FNMA)	2.500	04/06/05	199,911
185,000,000	Federal National Mortgage Association (FNMA)	2.985	04/28/05	185,000
100,000,000	Federal National Mortgage Association (FNMA)	2.978	05/03/05	100,000
100,000,000	Federal National Mortgage Association (FNMA)	2.760	05/10/05	99,691
100,000,000	Federal National Mortgage Association (FNMA)	2.730	05/11/05	99,683
250,000,000	Federal National Mortgage Association (FNMA)	2.470	05/16/05	249,093
50,000,000	Federal National Mortgage Association (FNMA)	2.680	06/22/05	49,661
100,000,000	Federal National Mortgage Association (FNMA)	2.970	07/26/05	99,990
100,000,000	Federal National Mortgage Association (FNMA)	3.040	08/09/05	98,865
100,000,000	Federal National Mortgage Association (FNMA)	3.040	08/10/05	98,856
150,000,000	Federal National Mortgage Association (FNMA)	3.210	09/28/05	147,534
50,000,000	Federal National Mortgage Association (FNMA)	3.270	11/01/05	49,006

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			2,347,909

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

				MATURITY
PRINCIPAL			RATE	DATE	VALUE (000)

VARIABLE NOTES - 0.35%
$ 50,000,000		Bank Of America	3.010	06/09/05	$49,994
50,000,000		Bank Of America	2.815	12/15/05	50,005
50,000,000		Beta Finance,Inc	3.028	08/11/06	49,978
50,000,000		Beta Finance,Inc	2.878	09/29/06	49,974
50,000,000	d	Canadian Imperial Bank Of Commerce	3.010	08/09/05	49,996
50,000,000	d	CC USA, Inc	3.000	05/02/06	49,992
50,000,000		Link Finance	2.958	02/06/06	50,027
10,000,000		Sigma Finance, Inc	3.040	06/03/05	10,001
20,000,000		Sigma Finance, Inc	3.010	03/06/06	19,994

		TOTAL VARIABLE NOTES			379,961

		TOTAL SHORT TERM INVESTMENTS			5,253,673
		(Cost $5,237,467)
		TOTAL PORTFOLIO - 104.39%			112,839,852
		(Cost $95,369,904)
		OTHER ASSETS & LIABILITIES, NET - (4.39)%			(4,742,396)

		NET ASSETS - 100.00%			108,097,456

* Non-income producing
b	In bankruptcy

c	Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933, as amended

d	All or a portion of these securities have been segregated by the Custodian to cover margin or other requirements on open futures contracts

e	All or a portion of these securities are out on loan.

f	Restricted securities - Investment in securities not registered under the Securities Act of 1933 or not publicly traded in foreign markets.
At March 31, 2005, the value of theses securities amounted to $119,647,000 or 0.11% of net assets.

v	Securities valued at Fair Value.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the accounts use more specific industry categories in following their investment limitations on industry concentration.
Restricted securities held by the Account are as follows:

SECURITY	ACQUISTION DATE	ACQUISITION COST
BB Bioventures L.P.	03/24/98	$ 12,782,601
Belo (A.H.) Corp Series B	05/23/88	1,900,588
Claire's Stores, Inc (Class A)	12/07/92	411,235
Dow Jones & Co, Inc (Class B)	07/31/86	6,128,067
Genesoft Series C Financing	06/20/00	7,000,000
Genesoft Series D Financing	08/09/01	2,000,000
Imperial Credit Industry Wts 01/31/08	12/27/01	-
International Hydron Liquidating Trust	11/13/97	-
Lee Enterprises, Inc (Class B)	03/31/86	60,768
McLeod (Escrow)	05/14/02	-
MPM Bioventures II - Qp, LP	02/28/00	18,441,388
Priority Healthcare Corp (Class A)	01/04/99	840,339
Promet BHD	12/31/01	23,793
Skyline Ventures Partners Qualified II, LP	02/15/00	3,487,502
Skyline Ventures Partners Qualified III, LP	09/07/01	555,000
Wrigley (Wm.) Jr Co (Class B)	04/30/86	1,873,333

		$ 55,504,614

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND
TRANSACTIONS WITH AFFILIATED COMPANIES - STOCK ACCOUNT
JANUARY 1, 2005 - MARCH 31, 2005

	VALUE AT	PURCHASE	SALES	REALIZED	DIVIDEND	SHARES AT	VALUE AT
ISSUE	December 31, 2004	COST	PROCEEDS	GAIN(LOSS)	INCOME	March 31, 2005	March 31, 2005

Max Re Capital Ltd	$49,354,527	$0	$5,328,575	0	$69,416	0	$ *
Rhodia SA	**	22,308,474	49,635,573	22,275,451	0	55,201,894	57,177,082

	$49,354,527	$22,308,474	$54,964,148	$22,275,451	$69,416		$57,177,082

Open Futures Contracts
	Number of	Market
	Contracts	Value	Expiration Date	Unrealized Gain

E-mini S&P 500 Index	$1,765	$104,479,175	June 2005	$($2,436,426)

*	Not an Affiliate as of March 31, 2005

**	Not an Affiliate as of December 31, 2004

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND
STATEMENT OF INVESTMENTS
GROWTH ACCOUNT (Unaudited)
March 31, 2005
SHARES			VALUE (000)

PREFERRED STOCKS - 0.00%
PRIMARY METAL INDUSTRIES - 0.00%
13,200	*	Superior Trust I	$0

		TOTAL PRIMARY METAL INDUSTRIES	0

		TOTAL PREFERRED STOCKS
		(Cost $10,204)
COMMON STOCKS - 100.00%
APPAREL AND OTHER TEXTILE PRODUCTS - 0.67%
1,898,003		Polo Ralph Lauren Corp	73,643

			73,643

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.71%
1,351,992		Lowe's Cos	77,185

			77,185

BUSINESS SERVICES - 9.96%
1,628,301	e	Adobe Systems, Inc	109,373
3,567,502		Automatic Data Processing, Inc	160,359
1,661,497	*	Electronic Arts, Inc	86,032
480,098		Equifax, Inc	14,734
687,357	*	Google, Inc (Class A)	124,075
3,038	e*	IAC/InterActiveCorp Wts 02/04/09	63
2,541,798	*	McAfee, Inc	57,343
1,014,874	*	Mercury Interactive Corp	48,085
7,956,180		Microsoft Corp	192,301
2,400		Ncp Litigation Trust	0
3,487,910	*	Oracle Corp	43,529
2,624,397		SAP AG. (Spon ADR)	105,186
8,009	e*	SoftBrands, Inc	14
4,284,600	*	Yahoo!, Inc	145,248

			1,086,342

CHEMICALS AND ALLIED PRODUCTS - 16.15%
133,434		Abbott Laboratories	6,221
1,820,863	*	Amgen, Inc	105,992
317,591		Colgate-Palmolive Co	16,569
1,047,422	*	Forest Laboratories, Inc	38,702
1,757,393	*	Genentech, Inc	99,486
1,614,363	*	Gilead Sciences, Inc	57,794
5,885,898		Gillette Co	297,120
1,091,798	*	IVAX Corp	21,585
2,296,601		Lilly (Eli) & Co	119,653
1,214,814		Merck & Co, Inc	39,324
1,013,753		Monsanto Co	65,387
12,300		Mylan Laboratories, Inc	218
10,352,785		Pfizer, Inc	271,968
4,786,184		Procter & Gamble Co	253,668

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES			VALUE (000)

8,903,047		Schering-Plough Corp	$161,590
2,268,921	*	Sepracor, Inc	130,259
2,450,800		Teva Pharmaceutical Industries Ltd (Spon ADR)	75,975

			1,761,511

COMMUNICATIONS - 1.23%
31,060	e*	Comcast Corp (Special Class A)	1,037
105,329	e*	Level 3 Communications, Inc	217
767,500	e*	Nextel Communications, Inc (Class A)	21,812
4,883,571		Sprint Corp	111,101
15,200	b*	U.S. Wireless Corp	0
874	v*	Vast Solutions, Inc (Class B1)	0
874	v*	Vast Solutions, Inc (Class B2)	0
874	v*	Vast Solutions, Inc (Class B3)	0

			134,167

DEPOSITORY INSTITUTIONS - 0.08%
194,091		Fifth Third Bancorp	8,342

			8,342

EATING AND DRINKING PLACES - 0.43%
1,301,024	*	Brinker International, Inc	47,123

			47,123

EDUCATIONAL SERVICES - 1.07%
3,404,430	*	Career Education Corp	116,636

			116,636

ELECTRIC, GAS, AND SANITARY SERVICES - 1.00%
471,183	e	Dominion Resources, Inc	35,070
723,795	e	Exelon Corp	33,215
559,174	e	PG&E Corp	19,068
745,577	e	Waste Management, Inc	21,510

			108,863

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 10.64%
530	e*	Freescale Semiconductor, Inc (Class B)	9
193,601		General Electric Co	6,981
317,271		Harman International Industries, Inc	28,066
9,237,108		Intel Corp	214,578
1,582,921	e*	Marvell Technology Group Ltd	60,689
1,437,047	e	Maxim Integrated Products, Inc	58,732
707,799		Maytag Corp	9,888
10,838,805		Motorola, Inc	162,257
6,634,768		National Semiconductor Corp	136,743
2,737,544	*	Novellus Systems, Inc	73,175
7,128,356		Qualcomm, Inc	261,254
5,241,930		Taiwan Semiconductor Manufacturing Co Ltd (Spon ADR)	44,452
3,559,802		Xilinx, Inc	104,053

			1,160,877

ENGINEERING AND MANAGEMENT SERVICES - 1.24%
2,324,134	e*	Accenture Ltd (Class A)	56,128
1,820,564		Halliburton Co	78,739

			134,867

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES			VALUE (000)

FABRICATED METAL PRODUCTS - 0.62%
750,817		Illinois Tool Works, Inc	$67,221

			67,221

FOOD AND KINDRED PRODUCTS - 3.99%
420,685		Anheuser-Busch Cos, Inc	19,936
746,298		Campbell Soup Co	21,658
1,484,409		Coca-Cola Co	61,855
1,604,814	e*	Constellation Brands, Inc (Class A)	84,847
4,649,881		PepsiCo, Inc	246,583

			434,879

FURNITURE AND FIXTURES - 0.07%
139,000		Hillenbrand Industries, Inc	7,710

			7,710

FURNITURE AND HOMEFURNISHINGS STORES - 1.41%
4,200,515	*	Bed Bath & Beyond, Inc	153,487

			153,487

GENERAL MERCHANDISE STORES - 4.53%
3,341,651	*	Kohl's Corp	172,529
3,927,398		Target Corp	196,448
2,496,993		Wal-Mart Stores, Inc	125,124

			494,101

HEALTH SERVICES - 2.80%
1,722,959	*	Express Scripts, Inc	150,225
3,951,971		Health Management Associates, Inc (Class A)	103,463
1,055,631	e*	Medco Health Solutions, Inc	52,328

			306,016

HOLDING AND OTHER INVESTMENT OFFICES - 0.12%
283,032		iShares Russell 1000 Growth Index Fund	13,266
22	v*	Pinnacle Holdings, Inc Wts 11/02/07	0

			13,266

HOTELS AND OTHER LODGING PLACES - 1.87%
487,860	*	Las Vegas Sands Corp	21,954
3,041,840	e	Starwood Hotels & Resorts Worldwide, Inc	182,602

			204,556

INDUSTRIAL MACHINERY AND EQUIPMENT - 12.80%
3,233,529		3M Co	277,081
916,832	*	Apple Computer, Inc	38,204
7,027,471		Applied Materials, Inc	114,196
2,020,316		Baker Hughes, Inc	89,884
88,228		Caterpillar, Inc	8,068
23,072,277	*	Cisco Systems, Inc	412,763
151,918	*	Cooper Cameron Corp	8,691
8,190,318	e*	Dell, Inc	314,672
946,620		Eaton Corp	61,909
1,516,588	*	EMC Corp	18,684
1,917,779	e*	Network Appliance, Inc	53,046
108,879		Seagate Technology, Inc	0

			1,397,198

95

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES			VALUE (000)

INSTRUMENTS AND RELATED PRODUCTS - 6.30%
200	*	Baxter International, Inc (Contingent Value Rts)	$0
1,157,681		Biomet, Inc	42,024
1,308,652		Guidant Corp	96,709
4,158,283		Medtronic, Inc	211,865
5,378,236	*	St. Jude Medical, Inc	193,616
1,845,812	e*	Zimmer Holdings, Inc	143,623

			687,837

INSURANCE AGENTS, BROKERS AND SERVICE - 0.70%
2,519,375		Marsh & McLennan Cos, Inc	76,639

			76,639

INSURANCE CARRIERS - 2.55%
1,259,340	e	Aetna, Inc	94,388
1,661,255		American International Group, Inc	92,050
995,523		Progressive Corp	91,349

			277,787

MISCELLANEOUS RETAIL - 1.91%
2,935,820	*	eBay, Inc	109,389
3,141,958		Staples, Inc	98,752

			208,141

MOTION PICTURES - 2.78%
1,627,358	e*	DreamWorks Animation SKG, Inc (Class A)	66,250
8,439,171		News Corp (Class A)	142,791
5,384,313	*	Time Warner, Inc	94,495

			303,536

NONDEPOSITORY INSTITUTIONS - 4.13%
4,234,987		American Express Co	217,551
1,660,412		Fannie Mae	90,409
344,777		Freddie Mac	21,790
4,940,633	e	MBNA Corp	121,293

			451,043

OIL AND GAS EXTRACTION - 0.43%
2,971	e*	Magnum Hunter Resources, Inc	48
312,299		Pogo Producing Co	15,378
826,237		Tidewater, Inc	32,108

			47,534

PETROLEUM AND COAL PRODUCTS - 0.16%
292,731	e	ExxonMobil Corp	17,447

			17,447

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.00%
2,800	b*	Uniroyal Technology Corp	0

			0

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

SHARES			VALUE (000)

SECURITY AND COMMODITY BROKERS - 1.55%
1,003,831	e	Goldman Sachs Group, Inc	$110,411
1,035,273		Morgan Stanley	59,269

			169,680

TRANSPORTATION BY AIR - 0.44%
3,382,859		Southwest Airlines Co	48,172

			48,172

TRANSPORTATION EQUIPMENT - 1.72%
381,500		General Dynamics Corp	40,840
1,800		Mascotech, Inc	0
1,046,626		Northrop Grumman Corp	56,497
892,021		United Technologies Corp	90,683

			188,020

TRUCKING AND WAREHOUSING - 0.46%
693,346		United Parcel Service, Inc (Class B)	50,434

			50,434

WATER TRANSPORTATION - 1.48%
1,546,202		Carnival Corp	80,109
1,830,574	e	Royal Caribbean Cruises Ltd	81,808

			161,917

WHOLESALE TRADE-DURABLE GOODS - 3.87%
6,289,369		Johnson & Johnson	422,394
151	*	Timco Aviation Services, Inc	0
482	v*	Timco Aviation Services, Inc Wts 02/27/07	0

			422,394

WHOLESALE TRADE-NONDURABLE GOODS - 0.13%
390,043		Sysco Corp	13,964

			13,964

		TOTAL COMMON STOCKS (Cost $10,381,297)	10,912,535

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

PRINCIPAL			RATE	MATURITY DATE	VALUE (000)

SHORT TERM INVESTMENTS - 4.58%
COMMERCIAL PAPER - 3.39%
$ 20,000,000		American Honda Finance Corp	2.630	04/19/05	$19,971
20,000,000		Bank of America	2.960	08/15/05	19,976
23,000,000	c	Beta Finance, Inc	2.760	05/16/05	22,914
23,000,000	c	BMW US Capital LLC	2.830	04/01/05	22,998
15,000,000		Canadian Imperial Holdings, Inc	2.480	04/04/05	14,995
20,000,000	c	CC USA, Inc	3.170	09/20/05	19,688
23,000,000	c	Delaware Funding Corp	2.570	04/04/05	22,993
23,000,000	c	Dorada Finance, Inc	2.700	05/03/05	22,940
10,000,000	c	Fortune Brands, Inc	2.630	04/26/05	9,980
15,000,000	c	Gannett Co, Inc	2.620	04/18/05	14,979
10,000,000		General Electric Capital Corp	3.160	09/12/05	9,851
15,000,000	c	Greyhawk Funding LLC	2.750	04/18/05	14,979
20,000,000	c	Harrier Finance Funding US LLC	2.880	06/14/05	19,877
23,000,000	c	Kitty Hawk Funding Corp	2.640	04/11/05	22,981
23,000,000	c	Park Avenue Receivables Corp	2.790	04/28/05	22,950
15,000,000	c	Preferred Receivables Fundng	2.830	05/31/05	14,925
19,600,000	c	Proctor & Gamble Co	2.630	04/25/05	19,562
20,000,000		Rabobank USA Finance Corp	2.420	05/12/05	19,934
10,000,000		Suntrust	2.680	05/03/05	9,998
23,000,000	c	Variable Funding Capital	2.750	04/19/05	22,966

		TOTAL COMMERCIAL PAPER			369,457

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.19%
20,000,000		FEDERAL HOME LOAN MORTGAGE CORP	2.680	04/12/05	19,982
15,000,000		FEDERAL NATIONAL MORTGAGE ASSOCIATION	2.500	04/06/05	14,993
25,000,000		FEDERAL NATIONAL MORTGAGE ASSOCIATION	2.600	04/01/05	24,998
39,902,000		FEDERAL HOME LOAN MORTGAGE CORPORATION	2.540	04/01/05	39,896
13,648,000		FEDERAL NATIONAL MORTGAGE ASSOCIATION	2.450	04/13/05	13,635
16,500,000		FEDERAL NATIONAL MORTGAGE ASSOCIATION	2.580	04/27/05	16,467

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			129,971

		TOTAL SHORT TERM INVESTMENTS			499,428
		(Cost $498,159)

		TOTAL PORTFOLIO - 104.58%			11,411,963
		(Cost $10,889,660)
		OTHER ASSETS AND LIABILITIES, NET- (4.58)%			(499,846)

		NET ASSETS -100.00%			$10,912,117

*	Non-income producing
b	In bankruptcy
c	Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933, as amended
e	All or a portion of these securities are out on loan.
v	Securities valued at Fair Value.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the funds use more specific industry categories in following their investment limitations on industry concentration.

COLLEGE RETIREMENT EQUITIES FUND
GLOBAL EQUITIES ACCOUNT
Summary By Country (Unaudited)
March 31, 2005
	VALUE	%

DOMESTIC
UNITED STATES	$5,913,085,240	53.57

TOTAL DOMESTIC	5,913,085,240	53.57

FOREIGN
AUSTRALIA	172,738,803	1.56
AUSTRIA	4,705,073	0.04
BELGIUM	30,875,061	0.28
BERMUDA	12,986,068	0.12
CANADA	342,276,464	3.10
CAYMAN ISLANDS	181,489	0.00
CHINA	13,225,877	0.12
DENMARK	40,721,616	0.37
FINLAND	36,820,453	0.33
FRANCE	527,159,325	4.78
GERMANY	392,836,729	3.56
GREECE	9,036,536	0.08
HONG KONG	72,228,444	0.65
IRELAND	101,788,016	0.92
ITALY	233,140,372	2.11
JAPAN	955,905,209	8.66
LUXEMBOURG	126,230	0.00
NETHERLANDS	259,666,458	2.35
NEW ZEALAND	3,874,591	0.04
NORWAY	10,331,090	0.09
PORTUGAL	4,554,513	0.04
SINGAPORE	41,548,580	0.38
SOUTH KOREA	13,119,055	0.12
SPAIN	173,863,400	1.58
SWEDEN	72,889,999	0.66
SWITZERLAND	408,644,559	3.70
TAIWAN	29,794,200	0.27
UNITED KINGDOM	1,160,618,290	10.52

TOTAL FOREIGN	5,125,656,500	46.43

TOTAL PORTFOLIO	$11,038,741,740	100%

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND
GLOBAL EQUITIES ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
March 31, 2005
SHARES			VALUE (000)

PREFERRED STOCKS - 0.13%
INSURANCE CARRIERS - 0.00%
7,402	*	Great-West Lifeco, Inc (Series E)	$172
2,413	*	Great-West Lifeco, Inc (Series F)	54

		TOTAL INSURANCE CARRIERS	226

MOTION PICTURES - 0.01%
11,300		ProSieben SAT.1 Media AG.	212

		TOTAL MOTION PICTURES	212

TRANSPORTATION EQUIPMENT - 0.12%
18,000		Porsche AG.	13,100

		TOTAL TRANSPORTATION EQUIPMENT	13,100

		TOTAL PREFERRED STOCKS
		(Cost $13,942)	13,538

COMMON STOCKS - 98.52%
AGRICULTURAL SERVICES - 0.02%
14,700		Syngenta AG.	1,540
23,900		Yara International ASA	364

		TOTAL AGRICULTURAL SERVICES	1,904

AMUSEMENT AND RECREATION SERVICES - 0.13%
257,435	*	Caesars Entertainment, Inc	5,095
109,100		EMI Group plc	487
15,100		Gamesa Corp Tecnologica S.A.	201
47,500		Harrah's Entertainment, Inc	3,068
22,000		OPAP S.A.	643
7,000		Oriental Land Co Ltd	458
6,800		Sankyo Co Ltd (Gunma)	330
9,600		Sega Sammy Holdings, Inc	585
73,500		TABCORP Holdings Ltd	957
135,825	*	William Hill plc	1,414

		TOTAL AMUSEMENT AND RECREATION SERVICES	13,238

APPAREL AND ACCESSORY STORES - 0.38%
50,300	*	Chico's FAS, Inc	1,421
4,500		Douglas Holding AG.	166
195,500		Fast Retailing Co Ltd	11,862

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

21,900		Foot Locker, Inc	$642
400,800		Gap, Inc	8,753
77,091	e	Hennes & Mauritz AB (B Shs)	2,660
87,436		Limited Brands, Inc	2,125
19,500	*	Payless Shoesource, Inc	308
24,588		Ross Stores, Inc	716
1,400		Shimamura Co Ltd	107
440,000		TJX Cos, Inc	10,837

		TOTAL APPAREL AND ACCESSORY STORES	39,597

APPAREL AND OTHER TEXTILE PRODUCTS - 0.14%
9,351		Ansell Ltd	71
4,500		Aoyama Trading Co Ltd	122
126,000		Esprit Holdings Ltd	860
24,000		Gunze Ltd	112
189,200		Jones Apparel Group, Inc	6,336
51,000		Kuraray Co Ltd	456
22,200		Liz Claiborne, Inc	891
69,000		Mitsubishi Rayon Co Ltd	255
22,000		Nisshinbo Industries, Inc	180
19,000		Onward Kashiyama Co Ltd	281
4,700		Polo Ralph Lauren Corp	182
10,000		Tokyo Style Co Ltd	110
192,000		Toyobo Co Ltd	469
61,418		VF Corp	3,632
13,000		Wacoal Corp	173
5,100		World Co Ltd	185

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	14,315

AUTO REPAIR, SERVICES AND PARKING - 0.06%
22,900		Aisin Seiki Co Ltd	522
246,000		ComfortDelgro Corp Ltd	249
107,300		Lear Corp	4,760
9,200		NOK Corp	220
8,155	*	PHH Corp	178

		TOTAL AUTO REPAIR, SERVICES AND PARKING	5,929

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.05%
3,700		Autobacs Seven Co Ltd	120
13,000	*	Autozone, Inc	1,114
57,566	e	Canadian Tire Corp (Class A)	2,715
34,900	e*	Carmax, Inc	1,099

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	5,048

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.00%
118,000		Cheung Kong Infrastructure Holdings Ltd	339
1,078,300		Home Depot, Inc	41,234
23,600		Louisiana-Pacific Corp	593
402,540		Lowe's Cos	22,981
1,915,903		Wolseley plc	40,113

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	105,260

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

BUSINESS SERVICES - 4.11%
280	e*	Access Co Ltd	$7,277
3,900		Acciona S.A.	353
65,479		Acxiom Corp	1,370
18,100		Adecco S.A. (Regd)	998
64,040		Adobe Systems, Inc	4,302
154,400		Aegis Group plc	298
3,600		Aeon Credit Service Co Ltd	244
4,300		Asatsu-DK, Inc	138
7,834	*	Atos Origin	531
259,600		Automatic Data Processing, Inc	11,669
39,400		Autostrade S.p.A.	1,023
343,321	*	BEA Systems, Inc	2,736
105,000	*	BMC Software, Inc	1,575
9,200	*	Business Objects	247
91,100	*	Cadence Design Systems, Inc	1,362
17,200	*	Cap Gemini S.A.	601
80,500		Capita Group plc	572
571,186		Cendant Corp	11,732
52,116	*	Ceridian Corp	889
7,659		Certegy, Inc	265
264,451	*	CGI Group, Inc (Class A)	1,672
16,600	*	ChoicePoint, Inc	666
3,132,603		Cintra Concesiones de Infraestructuras de Transporte S.A.	33,792
73,905	*	Citrix Systems, Inc	1,760
56,758	*	Cognos, Inc	2,388
250,200		Computer Associates International, Inc	6,780
110,700	*	Computer Sciences Corp	5,076
55,100		Computershare Ltd	239
120,328	*	Compuware Corp	866
11,500	*	Convergys Corp	172
9,200		CSK Corp	384
7,808		Dassault Systemes S.A.	369
10,800		Deluxe Corp	430
2,330	e	Dentsu, Inc	6,383
69,100		Deutsche Post AG. (Regd)	1,691
166,700	e	Diamond Lease Co Ltd	6,499
8,500	*	DST Systems, Inc	393
24,900	*	Dun & Bradstreet Corp	1,530
124,654	*	Electronic Arts, Inc	6,455
223,500		Electronic Data Systems Corp	4,620
58,519		Equifax, Inc	1,796
312,500		First Data Corp	12,284
112,204	*	Fiserv, Inc	4,466
4,200		Fuji Soft ABC, Inc	129
46,400		Getronics NV	108
10,600	*	Google, Inc (Class A)	1,913
124,774		Group 4 Securicor plc	323
11,300		GTECH Holdings Corp	266
220,200		Hays plc	553
92,700		IMS Health, Inc	2,261
17,300		Indra Sistemas S.A.	311
97,100	*	Interpublic Group of Cos, Inc	1,192
73,187	*	Intuit, Inc	3,203
6,400		ISS a/s	521
4,300		Itochu Techno-Science Corp	140
92,963	*	Juniper Networks, Inc	2,051
63,000		Keppel Land Ltd	88
12,800		Konami Corp	285
100,900		LogicaCMG plc	337
55,469		Manpower, Inc	2,414
4,900		Meitec Corp	171

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

17,229	*	Mercury Interactive Corp	$816
4,709,671		Microsoft Corp	113,833
60,700		Misys plc	254
13,900		MoneyGram International, Inc	263
10,100		Namco Ltd	132
3,100		Nomura Research Institute Ltd	290
791		NTT Data Corp	2,736
900		Obic Co Ltd	176
77,400		Omnicom Group, Inc	6,851
13,500	*	Open Text Corp	243
1,754,438	*	Oracle Corp	21,895
190,900	e	Oracle Corp (Japan)	8,853
195,900	*	Parametric Technology Corp	1,095
1	*	Peregrine Systems, Inc	0
47,382	*	Pixar	4,622
14,400		Public Power Corp	416
17,502		Publicis Groupe S.A.	539
10,600	*	R.H. Donnelley Corp	616
500		Rakuten, Inc	437
6,300		Randstad Holdings NV	281
67,081	*	Rent-A-Center, Inc	1,832
251,000		Rentokil Initial plc	768
198,000		Reuters Group plc	1,526
64,427		Robert Half International, Inc	1,737
177,700		Sage Group plc	676
99,717	e	SAP AG.	16,110
98,275		SAP AG. (Spon ADR)	3,939
29,500		Secom Co Ltd	1,230
40,800	e	Securitas AB (B Shs)	655
143,500		Seiko Epson Corp	5,340
64,900		Serco Group plc	300
232,933		Servicemaster Co	3,145
500		SGS S.A.	362
232,927	*	Siebel Systems, Inc	2,127
8,833		Societe Des Autoroutes Paris-Rhin-Rhone	495
215,500		Sumisho Lease Co Ltd	8,039
2,273,138	*	Sun Microsystems, Inc	9,183
86,353	*	SunGard Data Systems, Inc	2,979
3,100	*	Symantec Corp	66
23,950	*	Synopsys, Inc	433
151,184	e	Thomson Corp	5,070
8,800	e	Tietoenator Corp	302
2,600		TIS, Inc	102
29,800	*	Tiscali S.p.A.	106
114,000		Tokyu Corp	596
6,200		Total System Services, Inc	155
13,000		Trend Micro, Inc	560
347,923	*	Unisys Corp	2,456
66,335	*	VeriSign, Inc	1,904
210,853	*	Veritas Software Corp	4,896
143,000		Wharf Holdings Ltd	452
43,100		WM-Data AB (B Shs)	107
406,400		WPP Group plc	4,627
500	*	Yahoo! Japan Corp	1,173
200	*	Yahoo! Japan Corp (When Issued)	471
537,200	*	Yahoo!, Inc	18,211

		TOTAL BUSINESS SERVICES	431,637

CHEMICALS AND ALLIED PRODUCTS - 9.98%
648,900		Abbott Laboratories	30,252
41,600	*	Agrium, Inc	762
180,206		Air Products & Chemicals, Inc	11,405

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

459,500		Akzo Nobel NV	$21,033
19,700		Albemarle Corp	716
2,900		Alfresa Holdings Corp	120
6,800		Allergan, Inc	472
57,200		Alpharma, Inc (Class A)	705
707,835	*	Amgen, Inc	41,203
224,710	*	Amylin Pharmaceuticals, Inc	3,930
26,409	*	Angiotech Pharmaceuticals	407
173,000		Asahi Kasei Corp	854
757,774		Astellas Pharma, Inc	25,717
483,859		AstraZeneca plc (United Kingdom)	19,072
16,300		Avery Dennison Corp	1,009
256,900		Avon Products, Inc	11,031
204,300	e	BASF AG.	14,521
616,000	e	Bayer AG.	20,391
2,300		Beiersdorf AG.	257
163,380	*	Biogen Idec, Inc	5,638
80,000		BioMerieux	3,550
108,495	*	Biovail Corp (Canada)	1,632
69,200		BOC Group plc	1,332
102,700		Boots Group plc	1,210
720,658		Bristol-Myers Squibb Co	18,348
34,700		Cabot Corp	1,160
123,000	*	Celanese Corp (Series A)	2,213
19,077	*	Chiron Corp	669
548,300		Chugai Pharmaceutical Co Ltd	8,443
121,800		Clorox Co	7,672
153,400		Colgate-Palmolive Co	8,003
12,308	*	Connetics Corp	311
27,900		CSL Ltd	738
82,000		Daicel Chemical Industries Ltd	452
34,400		Daiichi Pharmaceutical Co Ltd	807
89,000		Dainippon Ink & Chemicals, Inc	244
59,000		Denki Kagaku Kogyo KK	214
399,687		Dow Chemical Co	19,924
10,400		DSM NV	735
427,700		Du Pont (E.I.) de Nemours & Co	21,915
49,000		Ecolab, Inc	1,619
35,600		Eisai Co Ltd	1,212
53,900	*	Elan Corp plc	168
30,700		Engelhard Corp	922
26,100		Estee Lauder Cos (Class A)	1,174
10,724	*	Eyetech Pharmaceuticals, Inc	295
8,300	*	FMC Corp	444
49,400	*	Forest Laboratories, Inc	1,825
187,600	*	Genentech, Inc	10,620
48,721	*	Genzyme Corp	2,789
201,228	*	Gilead Sciences, Inc	7,204
280,600		Gillette Co	14,165
900		Givaudan S.A. (Regd)	580
2,442,838		GlaxoSmithKline plc	55,992
9,312,000	*	Global Bio-Chem Technology Group Co Ltd Wts 5/31/7	310
8,200		Henkel KGaA	743
14,600		Hitachi Chemical Co Ltd	262
63,780	*	Hospira, Inc	2,058
94,300	*	Huntsman Corp	2,199
13,400	*	ImClone Systems, Inc	462
165,200		Imperial Chemical Industries plc	835
43,540		International Flavors & Fragrances, Inc	1,720
18,072	*	Invitrogen Corp	1,251
25,300		JSR Corp	500
37,000		Kaneka Corp	410
28,000		Kansai Paint Co Ltd	174

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

73,000		Kao Corp	$1,682
39,500		Kingboard Chemical Holdings Ltd	118
142,750		Kose Corp	5,472
49,000		Kyowa Hakko Kogyo Co Ltd	376
17,500		L'Air Liquide S.A.	3,227
377,166		Lilly (Eli) & Co	19,650
5,200		Lonza Group AG. (Regd)	319
49,200	e	L'Oreal S.A.	3,948
114,600		Lyondell Chemical Co	3,200
5,900		MacDermid, Inc	192
13,300		MEDICEO Holdings Co Ltd	177
27,223	*	MedImmune, Inc	648
1,255,700		Merck & Co, Inc	40,647
143,043	e	Merck KGaA	10,225
96,482		Methanex Corp	1,859
38,434	*	Millennium Pharmaceuticals, Inc	324
230,000		Mitsubishi Chemical Corp	735
47,000		Mitsubishi Gas Chemical Co, Inc	221
83,000		Mitsui Chemicals, Inc	465
152,400		Monsanto Co	9,830
19,000		Nippon Kayaku Co Ltd	110
1,000		Nippon Paint Co Ltd	4
17,000		Nippon Shokubai Co Ltd	154
22,000		Nissan Chemical Industries Ltd	190
59,749		Nova Chemicals Corp	2,551
895,399		Novartis AG. (Regd)	41,919
38,900		Novo Nordisk a/s (B Shs)	2,172
7,200		Novozymes a/s	354
2,200		Omega Pharma S.A.	114
38,445		Orica Ltd	543
9,900		Orion Oyj	152
3,892,400		Pfizer, Inc	102,253
128,120		PPG Industries, Inc	9,163
65,600		Praxair, Inc	3,140
1,385,000		Procter & Gamble Co	73,405
18,200	*	Qiagen NV	216
82,903	*	QLT, Inc	1,061
2,016,407		Reckitt Benckiser plc	64,088
8,400,000	e*	Rhodia S.A.	16,266
319,200	e	Roche Holding AG. (Genusscheine)	34,333
61,500		Rohm & Haas Co	2,952
64,100		Sankyo Co Ltd	1,354
651,678	e	Sanofi-Aventis	55,094
22,800	e	Schering AG.	1,516
28,700		Schering-Plough Corp	521
11,900	*	Scotts Miracle-Gro Co (Class A)	836
57,000		Sekisui Chemical Co Ltd	415
800		Serono S.A. (B Shs)	583
30,700		Sherwin-Williams Co	1,350
579,500		Shin-Etsu Chemical Co Ltd	21,997
400,000		Shionogi & Co Ltd	5,527
48,000	e	Shiseido Co Ltd	635
137,000		Showa Denko KK	360
28,200		Sigma-Aldrich Corp	1,727
8,800	e	Solvay S.A.	1,052
23,000		Sumitomo Bakelite Co Ltd	144
187,000		Sumitomo Chemical Co Ltd	927
4,400		Suzuken Co Ltd	109
24,000		Taisho Pharmaceutical Co Ltd	512
37,000		Taiyo Nippon Sanso Corp	217
423,300		Takeda Pharmaceutical Co Ltd	20,223
2,135,000		Teijin Ltd	9,142
2,546,000		Toray Industries, Inc	11,449

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

563,000		Tosoh Corp	$2,790
119,000		UBE Industries Ltd	246
11,600		UCB S.A.	563
53,100		Wesfarmers Ltd	1,632
696,600		Wyeth	29,383
20,800		Zeltia S.A.	175
22,000		Zeon Corp	165

		TOTAL CHEMICALS AND ALLIED PRODUCTS	1,048,099

COMMUNICATIONS - 6.50%
13,700		Aliant, Inc	326
24,100		Alltel Corp	1,322
2,600		Antena 3 Television S.A.	213
499,218		AT&T Corp	9,360
262,846	*	Avaya, Inc	3,070
171,101	*	BCE, Inc	4,278
23,448	e	Belgacom S.A.	972
918,900		BellSouth Corp	24,158
2,569,100		British Sky Broadcasting Group plc	28,181
2,904,690		BT Group plc	11,279
328,000		Cable & Wireless plc	801
173,100	*	Cablevision Systems Corp (Class A)	4,855
4,234	*	Centennial Communications Corp	46
1,500		CenturyTel, Inc	49
39,000	*	Cincinnati Bell, Inc	166
424,237		Clear Channel Communications, Inc	14,623
960,264	*	Comcast Corp (Class A)	32,438
47,228	*	Comcast Corp (Special Class A)	1,577
15,000		COMSYS Holdings Corp	126
16,000		Cosmote Mobile Telecommunications S.A.	283
1,496,538	e	Deutsche Telekom AG. (Regd)	29,953
218,261	*	DIRECTV Group, Inc	3,147
216,455		EchoStar Communications Corp (Class A)	6,331
66,600		Eircom Group plc	176
15,134	e	Elisa Oyj	258
9,499,373	e	Ericsson (LM) (B Shs)	26,840
805,130		France Telecom S.A.	24,172
28,000		Fujikura Ltd	123
30,300		GN Store Nord	349
33,900		Hellenic Telecommunications Organization S.A.	600
190,000	*	Hutchison Telecommunications International Ltd	181
196,207	*	IAC/InterActiveCorp	4,370
653,975		ITV plc	1,576
5,023		KDDI Corp	24,937
2,700,524		KPN NV	24,217
624,000		KT Freetel Co Ltd	13,119
173,600	e*	Level 3 Communications, Inc	358
40,488	*	Liberty Media International, Inc	1,771
2,009,685	*	Lucent Technologies, Inc	5,527
28,800	*	Marconi Corp plc	293
81,600		Mediaset S.p.A.	1,177
7,000	*	Modern Times Group AB (B Shs)	213
490,744	*	Nextel Communications, Inc (Class A)	13,947
3,300		Nippon Telegraph & Telephone Corp	14,470
14,568	*	NTL, Inc	928
6,600		NTT DoCoMo, Inc	11,107
110,400		PanAmSat Holding Corp	1,877
134,368		Portugal Telecom SGPS S.A. (Regd)	1,579
86,600	*	Premiere Global Services, Inc	980
6,500		PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	163

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

17,900		Publishing & Broadcasting Ltd	$213
697,173	e*	Qwest Communications International, Inc	2,580
100,371		Rogers Communications, Inc (Class B)	2,732
1,498,988		SBC Communications, Inc	35,511
560,600		Seat Pagine Gialle S.p.A.	234
816,000		SES GLOBAL	10,595
87,462	e	Shaw Communications, Inc	1,774
1,629,214		Singapore Telecommunications Ltd	2,549
20		SKY Perfect Communications, Inc	16
16,321	e	Societe Television Francaise 1 (T.F.1)	518
5,200	*	Sogecable S.A.	209
166,550		Sprint Corp	3,789
3,600		Swisscom AG. (Regd)	1,324
5,180,000		Taiwan Cellular Corp	5,261
10,200		Tandberg ASA	107
13,700	e	Tele2 AB (B Shs)	454
625,666	e	Telecom Corp of New Zealand Ltd	2,703
2,001,900		Telecom Italia S.p.A.	7,610
137,500		Telecom Italia S.p.A. (RNC)	431
1,531,511	e	Telefonica S.A.	26,751
48,531		Telekom Austria AG.	952
117,428		Telenor ASA	1,060
6,400		Telephone & Data Systems, Inc	522
25,000		Television Broadcasts Ltd	126
3,395,155	e	TeliaSonera AB	20,246
676,800		Telstra Corp Ltd	2,665
30,402		TELUS Corp	977
75,846		TELUS Corp (Non-Vote)	2,334
174,788		TIM S.p.A.	1,173
66,900	*	UnitedGlobalcom, Inc (Class A)	633
43,100	*	Univision Communications, Inc (Class A)	1,193
1,342,933		Verizon Communications, Inc	47,674
1,116,652		Viacom, Inc (Class B)	38,893
18,455,994		Vodafone Group plc	48,999
2,101,711		Vodafone Group plc (Spon ADR)	55,821
35,500	e*	XM Satellite Radio Holdings, Inc	1,118

		TOTAL COMMUNICATIONS	682,609

DEPOSITORY INSTITUTIONS - 13.41%
41,000		77 Bank Ltd	298
839,100		ABN Amro Holding NV	20,873
213,100		Allied Irish Banks plc	4,473
31,850		Alpha Bank S.A.	1,079
110,000		AmSouth Bancorp	2,855
216,200	v*	Ashikaga Financial Group, Inc	0
621,398	*	Australia & New Zealand Banking Group Ltd	9,912
31,800		Banca Antonveneta S.p.A.	1,033
40,600		Banca Fideuram S.p.A.	208
2,196,809		Banca Intesa S.p.A.	11,192
152,243		Banca Monte dei Paschi di Siena S.p.A.	513
228,133	e*	Banca Nazionale del Lavoro S.p.A.	735
54,400		Banca Popolare di Milano	521
46,500		Banche Popolari Unite Scrl	978
876,288	e	Banco Bilbao Vizcaya Argentaria S.A.	14,304
47,200		Banco BPI S.A. (Regd)	193
293,746		Banco Comercial Portugues S.A. (Regd)	802
14,500		Banco Espirito Santo S.A. (Regd)	253
51,100		Banco Popolare di Verona e Novara Scrl	956
23,500		Banco Popular Espanol	1,524
1,776,693		Banco Santander Central Hispano S.A.	21,682
4,100		Bank Austria Creditanstalt AG.	405

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

2,157,957		Bank of America Corp	$95,166
188,200		Bank of East Asia Ltd	542
76,000		Bank of Fukuoka Ltd	478
22,900		Bank of Ireland (Dublin)	362
134,242		Bank of Ireland (London)	2,125
249,349	e	Bank of Montreal	11,579
515,496		Bank of New York Co, Inc	14,975
472,991	e	Bank of Nova Scotia	15,462
170,000	*	Bank of Yokohama Ltd	1,039
4,311,709		Barclays plc	44,077
103,200	*	Bayerische Hypo-und Vereinsbank AG.	2,531
55,200		BB&T Corp	2,157
425,900		BNP Paribas	30,250
522,500		BOC Hong Kong Holdings Ltd	961
152,167	e	Canadian Imperial Bank of Commerce	9,227
198,200		Capitalia S.p.A.	1,035
91,000		Chiba Bank Ltd	590
2,750,700		Citigroup, Inc	123,616
48,000		Comerica, Inc	2,644
21,700		Commerce Bancorp, Inc	705
7,300	*	Commercial Bank of Greece	193
61,900		Commerzbank AG.	1,347
208,262		Commonwealth Bank of Australia	5,632
19,969		Compass Bancshares, Inc	907
187,100		Credit Agricole S.A.	5,099
585,800	e	Credit Suisse Group	25,238
180,788		DAH Sing Financial	1,152
366,600	e	Danske Bank a/s	10,664
360,000		DBS Group Holdings Ltd	3,252
4,344,096		Depfa Bank plc	68,879
402,772	e	Deutsche Bank AG. (Regd)	34,836
100,093	e	Dexia	2,387
92,080		DNB NOR Holding ASA	944
25,708		EFG Eurobank Ergasias S.A.	793
16,600		Erste Bank Der Oesterreichischen Sparkassen AG.	871
253,737		Fifth Third Bancorp	10,906
21,800		FinecoGroup S.p.A.	193
92,600		First Horizon National Corp	3,777
219,942		Fortis	6,283
56,200		Golden West Financial Corp	3,400
43,000		Gunma Bank Ltd	249
245,900		Hang Seng Bank Ltd	3,263
58,400		Hibernia Corp (Class A)	1,869
136,000		Hokuhoku Financial Group, Inc	413
5,346,038		HSBC Holdings plc (United Kingdom)	84,553
9,463		Hudson City Bancorp, Inc	346
30,316		Huntington Bancshares, Inc	725
97,000		Joyo Bank Ltd	523
1,792,408		JPMorgan Chase & Co	62,017
56,400		KBC Groupe S.A.	4,768
179,400		KeyCorp	5,822
1,797,761		Lloyds TSB Group plc	16,238
34,100		M & T Bank Corp	3,480
31,300		Macquarie Bank Ltd	1,163
45,000		Marshall & Ilsley Corp	1,879
213,500		Mellon Financial Corp	6,093
15,900		Mercantile Bankshares Corp	809
4,724	e	Mitsubishi Tokyo Financial Group, Inc	41,074
63,000		Mitsui Trust Holdings, Inc	628
3,300		Mizuho Financial Group, Inc	15,642
477,349		National Australia Bank Ltd	10,468
71,438	e	National Bank of Canada	3,092
106,230		National Bank of Greece S.A.	3,603

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

293,242		National City Corp	$9,824
97,300		New York Community Bancorp, Inc	1,767
345,250	e	Nordea Bank AB (Sweden)	3,505
445,680		North Fork Bancorp, Inc	12,363
137,710		Northern Trust Corp	5,982
74,000		Oversea-Chinese Banking Corp Ltd	619
23,200		Piraeus Bank S.A.	422
181,800		PNC Financial Services Group, Inc	9,359
123,900		Regions Financial Corp	4,014
643,000	*	Resona Holdings, Inc	1,292
306,571	e	Royal Bank of Canada	18,640
1,012		Royal Bank Of Canada (New York)	62
2,743,581		Royal Bank of Scotland Group plc	87,303
175,800		Sanpaolo IMI S.p.A.	2,760
4,275,000	e	Shinsei Bank Ltd	24,381
81,000		Shizuoka Bank Ltd	820
65,425	e	Skandinaviska Enskilda Banken (A Shs)	1,245
152,900	e	Societe Generale (A Shs)	15,927
196,400		Sovereign Bancorp, Inc	4,352
79,400		State Street Corp	3,471
1,068	e	Sumitomo Mitsui Financial Group Inc	7,249
1,529,000		Sumitomo Trust & Banking Co Ltd	9,992
76,500		Suncorp-Metway Ltd	1,150
172,400		SunTrust Banks, Inc	12,425
19,000		Suruga Bank Ltd	169
84,435		Svenska Handelsbanken AB (A Shs)	2,002
53,900		Synovus Financial Corp	1,502
25,200		TCF Financial Corp	684
22,929	*	TD Banknorth, Inc	716
945,834		U.S. Bancorp	27,259
1,202,131		UBS AG. (Regd)	101,867
2,225		UFJ Holdings, Inc	11,732
715,700		UniCredito Italiano S.p.A.	4,214
419,000		United Overseas Bank Ltd	3,658
855,700		Wachovia Corp	43,564
926,109		Wells Fargo & Co	55,381
294,214		Westpac Banking Corp	4,331
39,679		Zions Bancorp	2,739

		TOTAL DEPOSITORY INSTITUTIONS	1,408,522

EATING AND DRINKING PLACES - 0.65%
44,700		Aramark Corp (Class B)	1,175
15,800		Autogrill S.p.A.	237
278,400	*	Brinker International, Inc	10,084
6,200	*	CKE Restaurants, Inc	98
1,867,400		Compass Group plc	8,522
94,100		Darden Restaurants, Inc	2,887
47,900		Enterprise Inns plc	698
666,900		McDonald's Corp	20,767
61,300		Mitchells & Butlers plc	399
33,300		Punch Taverns plc	433
8,300		Skylark Co Ltd	140
13,100		Sodexho Alliance S.A.	438
225,877	*	The Cheesecake Factory, Inc	8,007
19,700		Wendy's International, Inc	769
530,900		Whitbread plc	9,345
87,302		Yum! Brands, Inc	4,523

		TOTAL EATING AND DRINKING PLACES	68,522

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

EDUCATIONAL SERVICES - 0.05%
29,778	*	Apollo Group, Inc (Class A)	$2,205
9,000		Benesse Corp	306
63,986	*	Career Education Corp	2,192

		TOTAL EDUCATIONAL SERVICES	4,703

ELECTRIC, GAS, AND SANITARY SERVICES - 4.43%
239,151	*	AES Corp	3,917
8,000		Aguas de Barcelona S.A. (A Shs)	174
88,682		Ameren Corp	4,346
172,080		American Electric Power Co, Inc	5,861
146,936		Australian Gas Light Co Ltd	1,614
3,969,114		BG Group plc	30,844
134,070		Centerpoint Energy, Inc	1,613
978,846		Centrica plc	4,268
157,600	e	Chubu Electric Power Co, Inc	3,794
99,900		Cinergy Corp	4,048
555,500		CLP Holdings Ltd	3,162
753,300	*	CMS Energy Corp	9,823
103,378		Consolidated Edison, Inc	4,360
81,500		Constellation Energy Group, Inc	4,214
40,700		Contact Energy Ltd	189
149,800		Dominion Resources, Inc	11,150
189,200		DTE Energy Co	8,605
367,823		Duke Energy Corp	10,303
519,273	e	E.ON AG.	44,670
115,800		Edison International	4,021
114,000	*	Edison S.p.A.	233
267,951		El Paso Corp	2,835
12,742	e	Electrabel S.A.	5,731
534,500		Electric Power Development Co	16,491
976,000		Enagas	14,917
323,000		Endesa S.A.	7,283
1,474,600		Enel S.p.A.	14,144
279,200		Energias de Portugal S.A.	780
45,200		Energy East Corp	1,185
78,200		Entergy Corp	5,526
302,720		Exelon Corp	13,892
278,011	e	FirstEnergy Corp	11,663
139,300		FPL Group, Inc	5,593
21,600		Gas Natural SDG S.A.	623
43,400		Hokkaido Electric Power Co, Inc	885
760,000		Hong Kong & China Gas Co Ltd	1,496
403,500		Hong Kong Electric Holdings Ltd	1,795
131,000		Iberdrola S.A.	3,436
204,300		International Power plc	692
218,300		Kansai Electric Power Co, Inc	4,388
44,700		Kelda Group plc	505
79,300		KeySpan Corp	3,090
16,700		Kinder Morgan, Inc	1,264
14,000		Kurita Water Industries Ltd	221
108,300		Kyushu Electric Power Co, Inc	2,309
632,488		National Grid Transco plc	5,859
114,416		NiSource, Inc	2,608
600		Oest Elektrizitatswirts (A Shs)	136
427,000		Osaka Gas Co Ltd	1,317
79,000		Pepco Holdings, Inc	1,658
210,435		PG&E Corp	7,176
29,200		Pinnacle West Capital Corp	1,241
99,200		PPL Corp	5,356
89,079		Progress Energy, Inc	3,737

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

126,400		Public Service Enterprise Group, Inc	$6,875
2,000	e	Puma AG. Rudolf Dassler Sport	502
23,900		Questar Corp	1,416
71,800		Republic Services, Inc	2,404
72,300	e	RWE AG.	4,383
16,600		SCANA Corp	634
141,000		Scottish & Southern Energy plc	2,349
359,628		Scottish Power plc	2,779
89,418		Sempra Energy	3,562
48,600		Severn Trent plc	840
121,500		Snam Rete Gas S.p.A.	678
27,400	*	Sojitz Holdings Corp	135
336,800		Southern Co	10,720
448,800		Suez S.A.(France)	12,109
136,600		Tohoku Electric Power Co, Inc	2,538
391,200		Tokyo Electric Power Co, Inc	9,509
634,000		Tokyo Gas Co Ltd	2,561
24,600		Tomra Systems ASA	110
139,292	e	TransAlta Corp	2,118
126,700		TXU Corp	10,089
29,400		Union Fenosa S.A.	875
78,400		United Utilities plc	935
87,674		United Utilities plc (A Shs)	746
1,258,100	e	Vivendi Universal S.A.	38,637
465,017		Waste Management, Inc	13,416
594		West Japan Railway Co	2,427
228,500		Williams Cos, Inc	4,298
23,600		Wisconsin Energy Corp	838
155,700		Xcel Energy, Inc	2,675
23,953,000	*	Xinao Gas Holdings Ltd	12,899

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	465,098

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.06%
257,400	*	ABB Ltd	1,605
168,200	*	Advanced Micro Devices, Inc	2,711
30,800	e	Advantest Corp	2,367
19	*	Agere Systems, Inc (Class A)	0
290,401	*	Agere Systems, Inc (Class B)	412
197,900	*	Alcatel S.A.	2,407
22,000		Alps Electric Co Ltd	351
10,949,400	*	Alstom	9,392
98,179	*	Altera Corp	1,942
36,986		American Power Conversion Corp	966
76,900		Analog Devices, Inc	2,779
6	*	Applied Micro Circuits Corp	0
185,900		ARM Holdings plc	371
24,000		ASM Pacific Technology Ltd	103
66,800	*	ASML Holding NV	1,131
15,180	*	Atheros Communications, Inc	156
133,562	*	ATI Technologies, Inc	2,305
96	*	Atmel Corp	0
10,600	*	Ballard Power Systems, Inc	54
3,850		Barco NV	314
61,074	*	Broadcom Corp (Class A)	1,827
1,474,000		Byd Co Ltd (H Shs)	4,337
99,984	*	Celestica, Inc	1,344
24,700	*	CIENA Corp	42
98,410	*	Comverse Technology, Inc	2,482
30,715		Cooper Industries Ltd (Class A)	2,197
60,100		Electrocomponents plc	281
39,532	e	Electrolux AB Series B	923

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

180,378		Emerson Electric Co	$11,712
9,900	*	Energizer Holdings, Inc	592
64,600		Fisher & Paykel Healthcare Corp	138
94,989	*	Flextronics International Ltd	1,144
19,690	*	Freescale Semiconductor, Inc (Class B)	340
248,000		Fujitsu Ltd	1,493
78,000	*	Furukawa Electric Co Ltd	358
5,134,900		General Electric Co	185,164
3,300		Germanos S.A.	102
14,400		Harman International Industries, Inc	1,274
15,100		Hirose Electric Co Ltd	1,546
86,900	*	Infineon Technologies AG.	836
3,181,826		Intel Corp	73,914
9,500	*	Interdigital Communications Corp	146
98,858	*	Jabil Circuit, Inc	2,819
223,200	*	JDS Uniphase Corp	373
140,000		Johnson Electric Holdings Ltd	127
73,100		Kesa Electricals plc	417
116,500		Kidde plc	368
397,200		Koninklijke Philips Electronics NV	10,970
4,500		Kudelski S.A. (Br)	163
143,000		Kyocera Corp	10,228
62,633		Linear Technology Corp	2,399
2,800	*	Littelfuse, Inc	80
101,100	*	LSI Logic Corp	565
2,800		Mabuchi Motor Co Ltd	169
198,952	*	Marvell Technology Group Ltd	7,628
562,000		Matsushita Electric Industrial Co Ltd	8,302
41,000		Matsushita Electric Works Ltd	354
141,123		Maxim Integrated Products, Inc	5,768
81,900	e	Maytag Corp	1,144
4,200		Melco Holdings, Inc	93
68,949		Microchip Technology, Inc	1,793
113,000	*	Micron Technology, Inc	1,168
4,400	*	Micronas Semiconductor Holdings, Inc	184
3,299,000		Mitsubishi Electric Corp	17,118
3,900		Mobistar S.A.	343
1,163,200		Motorola, Inc	17,413
81,200		Murata Manufacturing Co Ltd	4,365
392,952		National Semiconductor Corp	8,099
231,000		NEC Corp	1,399
160,400		NEC Electronics Corp	7,498
24,000		NGK Spark Plug Co Ltd	249
23,300		Nitto Denko Corp	1,224
1,897,016	e	Nokia Oyj	29,487
2,260,912	*	Nortel Networks Corp	6,148
397,900	*	Nortel Networks Corp (U.S.)	1,086
236,942	*	Novellus Systems, Inc	6,333
30,700	*	Nvidia Corp	729
73,000		Oki Electric Industry Co Ltd	308
27,400	e*	Omnivision Technologies, Inc	415
128,659	*	ON Semiconductor Corp	508
40,546		Onex Corp	662
7,915	*	Photronics, Inc	143
16,200		Pioneer Corp	292
78,271	*	PMC-Sierra, Inc	689
50,609	*	QLogic Corp	2,050
730,223		Qualcomm, Inc	26,763
5,100		Rinnai Corp	130
73,234		Rockwell Collins, Inc	3,485
55,200		Rohm Co Ltd	5,341
14,000		Sanken Electric Co Ltd	184
249,320	*	Sanmina-SCI Corp	1,301

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

211,000		Sanyo Electric Co Ltd	$659
35,800		Schneider Electric S.A.	2,813
30,800		Scientific-Atlanta, Inc	869
155,000		Sharp Corp	2,351
156,600	e	Sony Corp	6,252
21,200		Stanley Electric Co Ltd	322
2,997,633	e	STMicroelectronics NV	50,023
312,000		Sumitomo Electric Industries Ltd	3,328
6,931,716		Taiwan Semiconductor Manufacturing Co Ltd	11,331
15,000		Taiyo Yuden Co Ltd	163
16,900		TDK Corp	1,160
109,885	*	Tellabs, Inc	802
138,100		Terna S.p.A.	368
848,561		Texas Instruments, Inc	21,630
32,100		Thomson	868
24,200		Tokyo Electron Ltd	1,382
111,400	e	Tokyo Seimitsu Co Ltd	3,885
409,000		Toshiba Corp	1,713
1,500		Unaxis Holding AG. (Regd)	211
8,000		Uniden Corp	166
31,000		Venture Corp Ltd	250
45,700		Whirlpool Corp	3,095
88,355		Xilinx, Inc	2,583
17,300		Yamaha Corp	250

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	636,906

ENGINEERING AND MANAGEMENT SERVICES - 0.36%
532,750	*	Accenture Ltd (Class A)	12,866
16,900		Fluor Corp	937
275,000		Halliburton Co	11,894
4,600	*	Hewitt Associates, Inc	122
45,300		Moody's Corp	3,663
111,976		Paychex, Inc	3,675
16,900		Quest Diagnostics, Inc	1,777
128,000		SembCorp Industries Ltd	151
315,000		Singapore Technologies Engineering Ltd	489
15,800		SNC-Lavalin Group, Inc	913
18,100		Vedior NV	323
16,600	*	Washington Group International, Inc	747

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	37,557

FABRICATED METAL PRODUCTS - 0.35%
124,300		Amcor Ltd	688
40,700		Assa Abloy AB (B Shs)	578
34,540		Ball Corp	1,433
1,000		Boehler-Uddeholm AG.	137
47,700		Danaher Corp	2,548
33,500		European Aeronautic Defense & Space Co	1,004
400		Geberit AG. (Regd)	294
99,700		GKN plc	478
200,900		Illinois Tool Works, Inc	17,987
35,300		JS Group Corp	649
216,700		Masco Corp	7,513
59,600		Novar plc	210
4,331		Silgan Holdings, Inc	281
7,600		SMC Corp	862
40,488		Stanley Works	1,833
19,800		Toyo Seikan Kaisha Ltd	369

		TOTAL FABRICATED METAL PRODUCTS	36,864

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

FOOD AND KINDRED PRODUCTS - 3.57%
1,582,000		Ajinomoto Co, Inc	$19,346
178,000		Anheuser-Busch Cos, Inc	8,435
420,691		Archer Daniels Midland Co	10,341
54,400		Asahi Breweries Ltd	706
336,454		Cadbury Schweppes plc	3,373
99,997		Campbell Soup Co	2,902
4,700		Carlsberg a/s (A Shs)	219
167,271		Coca-Cola Amatil Ltd	1,110
1,097,311		Coca-Cola Co	45,725
14,700		Coca-Cola Hellenic Bottling Co S.A.	371
5,800		Coca-Cola West Japan Co Ltd	137
146,000		Conagra Foods, Inc	3,945
33,700	*	Constellation Brands, Inc (Class A)	1,782
19,000	*	Cott Corp	462
7,000		Danisco a/s	475
7,200		DCC plc	168
25,400	*	Dean Foods Co	871
2,574,180		Diageo plc	36,287
282,800		Foster's Group Ltd	1,122
24,000		Fraser & Neave Ltd	221
241,092		General Mills, Inc	11,850
23,951,100		Global Bio-Chem Technology Group Co Ltd	15,047
109,111	e	Groupe Danone	10,884
208,145		H.J. Heinz Co	7,668
731,300		Heineken NV	25,405
1,200		Hermes International	242
31,900		Hershey Foods Corp	1,929
10,100		House Foods Corp	146
62,299		InBev NV	2,187
3,800		Ito En Ltd	185
188,600		J. Sainsbury plc	1,031
17,400		Katokichi Co Ltd	129
70,800		Kellogg Co	3,064
17,900		Kerry Group (Class A)	434
20,000		Kikkoman Corp	201
97,000		Kirin Brewery Co Ltd	948
112,000		Kraft Foods, Inc (Class A)	3,702
94,530		Lion Nathan Ltd	530
76,756		LVMH Moet Hennessy Louis Vuitton S.A.	5,756
34,500		McCormick & Co, Inc (Non-Vote)	1,188
31,000		Meiji Dairies Corp	174
40,000		Meiji Seika Kaisha Ltd	200
242,600		Molson Coors Brewing Co (Class B)	18,721
57		Molson Coors Brewing Co (Class B) (Canada)	4
86,400		Nestle S.A. (Regd)	23,722
741,000	e	Nichirei Corp	2,820
22,000		Nippon Meat Packers, Inc	280
23,000		Nisshin Seifun Group, Inc	245
11,700		Nissin Food Products Co Ltd	307
26,566		Orkla ASA	976
3,486,000		People's Food Holdings Ltd	2,557
31,000		Pepsi Bottling Group, Inc	863
80,100		PepsiAmericas Inc	1,815
821,300		PepsiCo, Inc	43,554
6,718	e	Pernod-Ricard	940
54,500		Pilgrim's Pride Corp	1,947
15,300		Q.P. Corp	134
23,784	*	Royal Numico NV	976
54,434	e	Sampo Oyj (A Shs)	792

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

37,000		Sapporo Holdings Ltd	$174
257,300		Sara Lee Corp	5,702
105,800		Scottish & Newcastle plc	921
84,700		Southcorp Ltd	277
7,200		Suedzucker AG.	145
23,000		Takara Holdings, Inc	161
1,516,400		Tate & Lyle plc	15,230
11,000		Toyo Suisan Kaisha Ltd	172
162,500		Tyson Foods, Inc (Class A)	2,711
30,000		Unilever NV	2,053
1,332,127		Unilever plc	13,165
30,700		Wrigley (Wm.) Jr Co	2,013
16,000		Yakult Honsha Co Ltd	309
17,000		Yamazaki Baking Co Ltd	161

		TOTAL FOOD AND KINDRED PRODUCTS	374,745

FOOD STORES - 1.41%
259,500		Albertson's, Inc	5,359
92,600		Carrefour S.A.	4,927
124,428	e	Casino Guichard-Perrachon S.A.	10,487
785	*	Casino Guichard-Perrachon S.A. Wts 12/15/5	0
165,574		Coles Myer Ltd	1,205
2,400		Colruyt S.A. Rts	374
8,500	e	Delhaize Group	584
8,900		FamilyMart Co Ltd	263
55,200		Ito-Yokado Co Ltd	2,209
1,393	*	Jeronimo Martins SGPS S.A.	21
455,161	*	Kroger Co	7,296
8,100		Lawson, Inc	298
1,992,400	*	Royal Ahold NV	16,728
298,100	*	Safeway, Inc	5,524
7,296,000	*	Seiyu Ltd	13,984
52,300		Seven-Eleven Japan Co Ltd	1,535
80,484	*	Starbucks Corp	4,158
11,616,106		Tesco plc	69,471
17,000		UNY Co Ltd	205
12,696		Whole Foods Market, Inc	1,297
172,100		Woolworths Ltd	2,137

		TOTAL FOOD STORES	148,062

FORESTRY - 0.07%
106,000		Weyerhaeuser Co	7,261

		TOTAL FORESTRY	7,261

FURNITURE AND FIXTURES - 0.08%
18,600		Hillenbrand Industries, Inc	1,032
40,700		Johnson Controls, Inc	2,269
27,600		Leggett & Platt, Inc	797
86,400		MFI Furniture Group plc	191
166,400		Newell Rubbermaid, Inc	3,651

		TOTAL FURNITURE AND FIXTURES	7,940

FURNITURE AND HOMEFURNISHINGS STORES - 0.23%
152,437	*	Bed Bath & Beyond, Inc	5,570
167,350		Best Buy Co, Inc	9,039

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

527,000		Hitachi Ltd	$3,281
151,800		Hitachi Maxell Ltd	2,042
18,000	*	Mohawk Industries, Inc	1,517
1,700		Nitori Co Ltd	110
58,800		RadioShack Corp	1,441
6,900		Shimachu Co Ltd	181
10,500		Yamada Denki Co Ltd	552

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	23,733

GENERAL BUILDING CONTRACTORS - 0.35%
46,000		Amec plc	277
33,700		Barratt Developments plc	420
15,500		Bellway plc	258
15,000	*	Berkeley Group Holdings plc	230
27,500		Bouygues S.A.	1,093
638		Brookfield Homes Corp	27
50,700		Centex Corp	2,904
1,351,000		Chiyoda Corp	14,109
110,900		D.R. Horton, Inc	3,243
27,500		Daito Trust Construction Co Ltd	1,157
70,000		Daiwa House Industry Co Ltd	806
65,300		Fletcher Building Ltd	309
4,400		Imerys S.A.	333
19,200		Leighton Holdings Ltd	151
69,500		Lennar Corp (Class A)	3,939
10,700		NH Hoteles S.A.	138
33,000		Nishimatsu Construction Co Ltd	125
100	*	NVR, Inc	79
81,000		Obayashi Corp	501
37,700		Persimmon plc	538
47,000		Pulte Homes, Inc	3,461
72,000		Shimizu Corp	370
51,300	e	Skanska AB (B Shs)	623
126,000		Taisei Corp	474
80,000		Taylor Woodrow plc	463
7,900		Titan Cement Co S.A.	263
27,000		Toda Corp	133
54,900		Wimpey (George) plc	456

		TOTAL GENERAL BUILDING CONTRACTORS	36,880

GENERAL MERCHANDISE STORES - 1.37%
82,000		Aeon Co Ltd	1,388
216,541		Costco Wholesale Corp	9,567
28,000		Daimaru, Inc	250
20,300		Dillard's, Inc (Class A)	546
136,400		Dollar General Corp	2,989
95,454		Family Dollar Stores, Inc	2,898
109,700		Federated Department Stores, Inc	6,981
186,000		Giordano International Ltd	126
71,300	*	Hagemeyer NV	182
17,000		Hankyu Department Stores, Inc	133
111,422	e	Hudson's Bay Co	1,205
23,500		Isetan Co Ltd	307
100,100		J.C. Penney Co, Inc	5,197
8,200		Kesko Oyj (B Shs)	211
380,300		Kingfisher plc	2,075
236,600	*	Kohl's Corp	12,216
228,284		Marks & Spencer Group plc	1,493
44,200	e	Marui Co Ltd	595

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

141,700		May Department Stores Co	$5,246
20,100		Metro AG.	1,082
596,000	e	Mitsukoshi Ltd	3,120
9,300		Pinault-Printemps-Redoute S.A.	997
124,300		Sonae SPGS S.A.	187
37,000		Takashimaya Co Ltd	380
350,767		Target Corp	17,545
1,338,996		Wal-Mart Stores, Inc	67,097
388	*	Waterford Wedgwood plc (Units)	0

		TOTAL GENERAL MERCHANDISE STORES	144,013

HEALTH SERVICES - 0.52%
10,400	*	Capio AB	158
129,600	*	Caremark Rx, Inc	5,155
3,600		Coloplast a/s (B Shs)	188
19,100	*	Coventry Health Care, Inc	1,301
9,600	*	DaVita, Inc	402
3,900	*	Elekta AB	141
74,578	*	Express Scripts, Inc	6,502
22,100		Getinge AB (B Shs)	331
175,200		HCA, Inc	9,385
120,200		Health Management Associates, Inc (Class A)	3,147
176,081	*	Healthsouth Corp	911
21,300		Intertek Group plc	311
65,800	*	Kindred Healthcare, Inc	2,310
25,700	*	Laboratory Corp of America Holdings	1,239
68,344	*	Lincare Holdings, Inc	3,023
6,400	*	Magellan Health Services, Inc	218
44,700		MDS, Inc	649
71,200	*	Medco Health Solutions, Inc	3,529
7,000	e	Nichii Gakkan Co	211
12,781,000		Parkway Holdings Ltd	12,631
34,500		Sonic Healthcare Ltd	322
1,000		Straumann Holding AG.	217
242,200	*	Tenet Healthcare Corp	2,793

		TOTAL HEALTH SERVICES	55,074

HEAVY CONSTRUCTION, EXCEPT BUILDING - 1.00%
31,900		Abertis Infraestructuras S.A.	723
36,500		ACS Actividades Cons y Serv	906
117,000		Autoroutes du Sud de La France	5,950
58,600		Balfour Beatty plc	346
49,700		Brisa-Auto Estradas de Portugal S.A.	420
6,300		Fomento de Construcciones y Contratas S.A.	323
8,700		Grupo Ferrovial S.A.	494
27,000		JGC Corp	295
127,000	e	Kajima Corp	526
21,119		Multiplex Group	71
25,000		Okumura Corp	152
1,486,600	e	Transurban Group	8,119
2,192	e*	VA Technologie AG.	179
599,141	e	Vinci S.A.	86,588

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	105,092

HOLDING AND OTHER INVESTMENT OFFICES - 1.13%
26,800		Allied Capital Corp	699
19,800		American Home Mortgage Investment Corp	567

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

50,800		Apartment Investment & Management Co (Class A)	$1,890
73,900		Archstone-Smith Trust	2,521
33,429		AvalonBay Communities, Inc	2,236
57,100		Boston Properties, Inc	3,439
105,809	e	Brascan Corp (Class A)	3,997
93,000		CapitaMall Trust	115
3,600		Castellum AB	118
108,299		Centro Properties Group (New)	434
76,208	e	CI Fund Management, Inc	1,087
84,400		Compagnie Financiere Richemont AG. (Units) (A Shs)	2,659
6,000		Corio NV	336
8,071		Crescent Real Estate Equities Co	132
56,738		Duke Realty Corp	1,694
145,736		Equity Office Properties Trust	4,391
152,800		Equity Residential	4,922
77,460		General Growth Properties, Inc	2,641
16,900		Great Portland Estates plc	105
216,400		Host Marriott Corp	3,584
688,000		Hutchison Whampoa Ltd	5,844
33,000	*	IMMOFINANZ Immobilien Anlagen AG.	302
97,000		ING Industrial Fund	153
148,400		Investa Property Group	239
23,600		iStar Financial, Inc	972
87,100		JFE Holdings, Inc	2,435
37,500		Kimco Realty Corp	2,021
64,700		Land Securities Group plc	1,581
50,534		Lend Lease Corp Ltd	493
46,900		Liberty Property Trust	1,831
35,122		London Stock Exchange plc	301
6,937,770		Macquarie Infrastructure Group	19,320
11,432		Nobel Biocare Holding AG.	2,415
119,600		Plum Creek Timber Co, Inc	4,270
62,700		Prologis	2,326
28,700		Public Storage, Inc	1,634
7,500		Realty Income Corp	172
6,200		Rodamco Europe NV	465
17,300		Schroders plc	231
99,700		Simon Property Group, Inc	6,040
32,200	*	Softbank Corp	1,331
81,800		Trizec Properties, Inc	1,554
93,500		Vornado Realty Trust	6,477
470,715		Washington Mutual, Inc	18,593
2,300		Wereldhave NV	236
8,500		Wihlborgs Fastigheter AB	197

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	119,000

HOTELS AND OTHER LODGING PLACES - 0.41%
335,400	e	Accor S.A.	16,460
43,600		Aristocrat Leisure Ltd	343
7,400		Four Seasons Hotels, Inc	521
212,100		Hilton Group plc	1,206
237,800		Hilton Hotels Corp	5,315
79,100		Intercontinental Hotels Group plc	923
89,632		Intrawest Corp	1,713
113,319		Marriott International, Inc (Class A)	7,577
150,000		Shangri-La Asia Ltd	219
59,000		Sky City Entertainment Group Ltd	207
142,800		Starwood Hotels & Resorts Worldwide, Inc	8,572

		TOTAL HOTELS AND OTHER LODGING PLACES	43,056

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.85%
411,110		3M Co	$35,228
147,400	*	AGCO Corp	2,690
35,400		Aggreko plc	120
11,500		Alfa Laval AB	189
45,000		Amada Co Ltd	278
172,500		American Standard Cos, Inc	8,018
432,167	*	Apple Computer, Inc	18,008
794,295		Applied Materials, Inc	12,907
33,168	e	Atlas Copco AB (B Shs)	1,458
378,300		Baker Hughes, Inc	16,831
39,700		Black & Decker Corp	3,136
141,400		Caterpillar, Inc	12,930
3,390,681	*	Cisco Systems, Inc	60,659
50,300	*	Cooper Cameron Corp	2,878
27,900		Daikin Industries Ltd	704
27,000		Dainippon Screen Manufacturing Co Ltd	183
173,700		Deere & Co	11,660
1,207,315	*	Dell, Inc	46,385
266,800		Dixons Group plc	770
105,299		Dover Corp	3,979
2,700		East Asiatic Co Ltd a/s	154
152,700		Eaton Corp	9,987
35,000		Ebara Corp	155
1,051,000	*	EMC Corp	12,948
504,013	*	Emulex Corp	9,496
80,400		FKI plc	161
180,729		Futuris Corp Ltd	291
1,456,358		Hewlett-Packard Co	31,952
13,800		Hitachi Construction Machinery Co Ltd	191
3,700		Hoganas AB (B Shs)	107
101,400		Ingersoll-Rand Co Ltd	8,077
865,300	d	International Business Machines Corp	79,071
70,400		International Game Technology	1,877
155,000	*	Ishikawajima-Harima Heavy Industries Co Ltd	251
16,700		ITT Industries, Inc	1,507
33,600		Kennametal, Inc	1,596
925,000		Komatsu Ltd	6,970
7,000		Komori Corp	107
5,200	*	Kone Oyj (B Shs)	405
14,000		Koyo Seiko Co Ltd	190
142,000		Kubota Corp	759
19,700	*	Kulicke & Soffa Industries, Inc	124
25,900	*	Lexmark International, Inc	2,071
11,500		Linde AG.	792
5,900	*	Logitech International S.A. (Regd)	360
15,000		Makita Corp	275
2,500		Manitowoc Co, Inc	101
59,500		Meggitt plc	296
14,100		Metso Oyj	253
45,000		Minebea Co Ltd	194
405,000		Mitsubishi Heavy Industries Ltd	1,079
64,000	*	National Oilwell Varco, Inc	2,989
148,500	*	Network Appliance, Inc	4,108
32,100		Nidec Corp	4,006
1,118,000		NSK Ltd	5,770
58,000		NTN Corp	323
10,800		OCE NV	173
29,900		Omron Corp	654
55,600		Parker Hannifin Corp	3,387
111,700		Pitney Bowes, Inc	5,040
7,863,000		Quanta Computer, Inc	13,202

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

600		Rieter Holding AG.	$190
71,300		Rockwell Automation, Inc	4,038
1,631,650		Rolls-Royce Group plc (B Shs)	3
439,900	e	Sagem S.A.	9,919
33,281	*	Sandisk Corp	925
27,894	e	Sandvik AB	1,164
13,100		Scania AB	560
26,262		Seagate Technology, Inc	0
12,900		SKF AB (B Shs)	605
21,414		Smith International, Inc	1,343
530,800	*	Solectron Corp	1,842
9,700		SPX Corp	420
500		Sulzer AG. (Regd)	216
67,353		Symbol Technologies, Inc	976
13,500		THK Co Ltd	273
919,700		Tyco International Ltd	31,086
22,900	*	Vestas Wind Systems a/s	332
8,100	e	Wartsila Oyj (B Shs)	215
27,000	*	Western Digital Corp	344
272,400	*	Xerox Corp	4,127

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	509,038

INSTRUMENTS AND RELATED PRODUCTS - 2.23%
281,200	*	Agilent Technologies, Inc	6,243
119,200		Applera Corp (Applied Biosystems Group)	2,353
17,100		Bard (C.R.), Inc	1,164
69,400		Baxter International, Inc	2,358
245,616		Becton Dickinson & Co	14,349
71,964		Biomet, Inc	2,612
404,114	*	Boston Scientific Corp	11,836
260,400		Canon, Inc	13,999
26,700		Casio Computer Co Ltd	353
29,300		Citizen Watch Co Ltd	282
4,900		Cochlear Ltd	124
187,100		Eastman Kodak Co	6,090
13,400		Essilor International S.A.	971
20,300		Fanuc Ltd	1,273
24,100	*	Fisher Scientific International, Inc	1,372
7,400	e	Fresenius Medical Care AG.	601
548,300		Fuji Photo Film Co Ltd	20,095
24,158	e	Gambro AB (A Shs)	331
12,900		Gambro AB (B Shs)	176
291,600		Guidant Corp	21,549
48,800		IMI plc	379
482,000	*	Invensys plc	141
81,251		Keyence Corp	18,869
83,937		KLA-Tencor Corp	3,862
50,500		Konica Corp	512
18,800		Luxottica Group S.p.A.	387
600,100		Medtronic, Inc	30,575
13,500	*	Mettler-Toledo International, Inc	641
26,800	*	Millipore Corp	1,163
39,000		Nikon Corp	450
31,000		Olympus Corp	725
493,000		PCCW Ltd	277
5,800		Phonak Holding AG.	200
401,700		Raytheon Co	15,546
94,000		Ricoh Co Ltd	1,617
130,100		Smith & Nephew plc	1,223
322,849	*	St. Jude Medical, Inc	11,623
53,400		Stryker Corp	2,382

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

15,600		Synthes, Inc	$1,741
22,900	*	Teradyne, Inc	334
636,400		Terumo Corp	19,218
2,900		The Swatch Group AG. (Br)	400
16,547		The Swatch Group AG. (Regd)	462
89,400	*	Thermo Electron Corp	2,261
15,000		Ushio, Inc	287
26,000	*	Varian Medical Systems, Inc	891
24,600	*	Waters Corp	880
3,700	*	William Demant Holding	185
30,500		Yokogawa Electric Corp	414
113,900	*	Zimmer Holdings, Inc	8,863

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	234,639

INSURANCE AGENTS, BROKERS AND SERVICE - 0.39%
180,425		AON Corp	4,121
412,632	e	Manulife Financial Corp	19,696
222,300		Marsh & McLennan Cos, Inc	6,762
9,100		MLP AG.	133
303,148		Sun Life Financial, Inc	9,885

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	40,597

INSURANCE CARRIERS - 5.00%
129,100		ACE Ltd	5,328
470,200		Aegon NV	6,362
202,684		Aetna, Inc	15,191
302,701		Aflac, Inc	11,279
1,156,700		Alleanza Assicurazioni S.p.A.	15,138
322,900	e	Allianz AG. (Regd)	41,105
262,500		Allstate Corp	14,191
26,500		Ambac Financial Group, Inc	1,981
66,500		American Financial Group, Inc	2,048
1,079,743		American International Group, Inc	59,829
1,635,428		AMP Ltd	8,957
154,900		Assicurazioni Generali S.p.A.	5,013
761,518		Aviva plc	9,137
334,800		AXA	8,942
98,100		AXA Asia Pacific Holdings Ltd	319
96,500		Berkley (W.R.) Corp	4,786
5,118,000	*	China Life Insurance Co Ltd (H Shs)	3,412
179,600		Chubb Corp	14,237
62,600		Cigna Corp	5,590
17,893		Cincinnati Financial Corp	780
4,700		CNP Assurances	334
14,800		Corporacion Mapfre S.A.	229
51,300		Everest Re Group Ltd	4,366
6,434	e	Fairfax Financial Holdings Ltd	961
68,100		Fidelity National Financial, Inc	2,243
599,800		Friends Provident plc	2,009
153,900		Genworth Financial, Inc	4,235
176,955	e	Great-West Lifeco, Inc	3,891
48,800		Hartford Financial Services Group, Inc	3,346
41,700	*	Health Net, Inc	1,364
1,360,900		ING Groep NV	41,211
512,029		Insurance Australia Group Ltd	2,511
82,500		Jefferson-Pilot Corp	4,047
2,216,700		Legal & General Group plc	4,744
33,400		Liberty International plc	608

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

115,827		Lincoln National Corp	$5,228
65,837		MBIA, Inc	3,442
35,000		Mediolanum S.p.A.	239
300,175		MetLife, Inc	11,737
55,200		MGIC Investment Corp	3,404
200		Millea Holdings, Inc	2,917
181,000		Mitsui Sumitomo Insurance Co Ltd	1,663
90,900	e	Muenchener Rueckver AG. (Regd)	10,980
49,700		Old Republic International Corp	1,158
24,100	*	Pacificare Health Systems, Inc	1,372
15,300		PMI Group, Inc	582
8,400		Pohjola Group plc (D Shs)	102
160,353	e	Power Corp of Canada	3,972
127,291	e	Power Financial Corp	3,372
40,900		Principal Financial Group	1,574
39,000		Progressive Corp	3,579
1,743,583	e	Promina Group Ltd	6,663
63,800		Protective Life Corp	2,507
303,400		Prudential Financial, Inc	17,415
661,853		Prudential plc	6,328
105,197		QBE Insurance Group Ltd	1,212
37,200		Radian Group, Inc	1,776
41,700		RAS S.p.A.	984
54,400		RenaissanceRe Holdings Ltd	2,540
403,900		Royal & Sun Alliance Insurance Group plc	599
71,200		Safeco Corp	3,468
9,548	e	Schindler Holding AG. (Pt Cert)	3,549
124,783	e	Skandia Forsakrings AB	636
104,000		Sompo Japan Insurance, Inc	1,088
552,601		St. Paul Travelers Cos, Inc	20,297
32,600		Storebrand ASA	297
52,100		Swiss Reinsurance Co (Regd)	3,744
25,500		T&D Holdings, Inc	1,299
2,700	*	Topdanmark a/s	202
18,900		Torchmark Corp	987
306,800		UnitedHealth Group, Inc	29,263
56,200		UnumProvident Corp	957
7,200	*	WellChoice, Inc	384
175,967	*	WellPoint, Inc	22,057
95,286		XL Capital Ltd (Class A)	6,896
143,164		Zurich Financial Services AG.	25,212

		TOTAL INSURANCE CARRIERS	525,405

LEATHER AND LEATHER PRODUCTS - 0.06%
102,718	*	Coach, Inc	5,817
68,500		Yue Yuen Industrial Holdings	195

		TOTAL LEATHER AND LEATHER PRODUCTS	6,012

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.07%
100		Central Japan Railway Co	858
721		East Japan Railway Co	3,883
77,000		Keio Electric Railway Co Ltd	458
189,000		MTR Corp	291
41,900		Veolia Environnement	1,490

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	6,980

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

LUMBER AND WOOD PRODUCTS - 0.06%
105,000		Georgia-Pacific Corp	$3,726
7,200		Holmen AB (B Shs)	227
43,031	*	Masonite International Corp	1,499
70,000		Sekisui House Ltd	749

		TOTAL LUMBER AND WOOD PRODUCTS	6,201

METAL MINING - 0.99%
27,000		Agnico-Eagle Mines Ltd	394
164,000		Alumina Ltd	747
220,798	e	Barrick Gold Corp (New York)	5,293
1,045		Barrick Gold Corp (U.S.)	25
79,270		Cameco Corp	3,510
42,991		Falconbridge Ltd	1,542
180,900		Freeport-McMoRan Copper & Gold, Inc (Class A)	7,165
74,375	*	Glamis Gold Ltd	1,154
132,618		Goldcorp, Inc	1,890
32,800		Iluka Resources Ltd	144
91,433	*	Inco Ltd	3,631
64,600	*	Inco Ltd	2,571
30,600		Johnson Matthey plc	572
187,586	*	Kinross Gold Corp	1,141
39,761	*	Meridian Gold, Inc	670
1,342,000	e	Mitsubishi Materials Corp	3,212
76,000		Mitsui Mining & Smelting Co Ltd	338
718,213		Newcrest Mining Ltd	9,673
244,900		Newmont Mining Corp	10,347
57,000		Nippon Light Metal Co Ltd	149
77,839	e	Noranda, Inc	1,564
12,493	e	Outokumpu Oyj	224
139,500		Phelps Dodge Corp	14,191
191,868	*	Placer Dome, Inc	3,102
123,030	e	Rio Tinto Ltd	4,296
363,746		Rio Tinto plc	11,760
13,400	e	Southern Peru Copper Corp	743
72,000		Sumitomo Metal Mining Co Ltd	543
80,324		Teck Cominco Ltd (Class B)	2,978
3,400		Umicore	346
1,668,725		WMC Resources Ltd	10,288

		TOTAL METAL MINING	104,203

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.20%
4,700		Aderans Co Ltd	100
5,900	e	Amer Sports Corp	106
390,308		Anglo American plc	9,256
6,200		Bandai Co Ltd	126
18,400		Bulgari S.p.A.	219
35,700		Fortune Brands, Inc	2,878
75,300		Hasbro, Inc	1,540
208,300		Mattel, Inc	4,447
14,000		Nintendo Co Ltd	1,531
4,400		Societe BIC S.A.	250

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	20,453

MISCELLANEOUS RETAIL - 0.88%
148,381	*	Amazon.com, Inc	5,085
40,100	*	Barnes & Noble, Inc	1,383
6,000		Circle K Sunkus Co Ltd	138

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

208,700	*	Cookson Group plc	$158
58,200		CVS Corp	3,062
433,424	*	eBay, Inc	16,149
165,678		GUS plc	2,852
53,100		HMV Group plc	251
4,100		Matsumotokiyoshi Co Ltd	122
78,600		Michaels Stores, Inc	2,853
36,100		Next plc	1,086
107,500		Nippon Mining Holdings, Inc	592
262,400	*	Office Depot, Inc	5,820
44,300		Omnicare, Inc	1,570
171,783		Pacific Brands Ltd	334
17,187	*	Petco Animal Supplies, Inc	633
53,062		Petsmart, Inc	1,526
2,400		Ryohin Keikaku Co Ltd	119
54,325	*	Sears Holdings Corp	7,234
108,458	e	Shoppers Drug Mart Corp	3,618
198,600		Signet Group plc	403
314,024		Staples, Inc	9,870
25,300		Tiffany & Co	873
164,400	*	Toys 'R' Us, Inc	4,235
500,970		Walgreen Co	22,253

		TOTAL MISCELLANEOUS RETAIL	92,219

MOTION PICTURES - 1.23%
376,742	*	Liberty Media Corp (Class A)	3,907
958,716		News Corp (Class A)	16,221
1,010,999	e	News Corp (Class B)	17,804
261,000	*	Premiere AG.	10,838
83,600		Rank Group plc	432
2,505,518	*	Time Warner, Inc	43,972
18,600		Toho Co Ltd	305
1,257,483		Walt Disney Co	36,127

		TOTAL MOTION PICTURES	129,606

NONDEPOSITORY INSTITUTIONS - 2.55%
10,100		Acom Co Ltd	685
9,000		Aiful Corp	722
2,300	*	Aiful Corp (When Issued)	181
633,300		American Express Co	32,533
25,100		Capital One Financial Corp	1,877
45,600		Cattles plc	291
424	*	CFS Gandel Retail Trust (New)	1
40,600		CIT Group, Inc	1,543
276,992		Countrywide Financial Corp	8,991
17,000		Credit Saison Co Ltd	614
631,600		Fannie Mae	34,391
293,460		Freddie Mac	18,547
2,540,279		HBOS plc	39,601
7,500		Hitachi Capital Corp	144
1,619,144	e	Hypo Real Estate Holding	67,654
67,300		ICAP plc	349
77,460		IGM Financial, Inc	2,411
58,700		Irish Life & Permanent plc	1,045
711,100		MBNA Corp	17,458
593,400		Mediobanca S.p.A.	10,327
33,900		ORIX Corp	4,333
5,400		Perpetual Trustees Australia Ltd	239
12,300		Promise Co Ltd	843

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

35,435		Provident Financial plc	$474
36,731	*	Providian Financial Corp	630
107,400	*	RHJ International	3,078
58,900		SLM Corp	2,936
240,800		Takefuji Corp	16,254

		TOTAL NONDEPOSITORY INSTITUTIONS	268,152

NONMETALLIC MINERALS, EXCEPT FUELS - 0.10%
15,400		Aber Diamond Corp	467
38,000		Dowa Mining Co Ltd	257
64,162	e	Potash Corp of Saskatchewan	5,628
77,270		Vulcan Materials Co	4,391

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	10,743

OIL AND GAS EXTRACTION - 2.67%
102,300		Anadarko Petroleum Corp	7,785
138,606		Apache Corp	8,487
122,300		BJ Services Co	6,345
237,841		Burlington Resources, Inc	11,909
10,521	*	Cal Dive International, Inc	477
124,446		Canadian Natural Resources Ltd	7,032
269,700		Devon Energy Corp	12,878
228,616		EnCana Corp	16,143
97,000		ENSCO International, Inc	3,653
48,500		EOG Resources, Inc	2,364
40,600		GlobalSantaFe Corp	1,504
9,600	e	Groupe Bruxelles Lambert S.A.	878
53,523	e	Husky Energy, Inc	1,607
4,400		IHC Caland NV	280
57,768	e	Imperial Oil Ltd	4,394
108,100		Kerr-McGee Corp	8,467
22,800	*	Lundin Petroleum AB	176
183,290		Marathon Oil Corp	8,600
100,200	*	Nabors Industries Ltd	5,926
65,286	*	Nexen, Inc	3,572
27,300		Noble Corp	1,535
76,700		Noble Energy, Inc	5,217
142,200		Occidental Petroleum Corp	10,120
3,312		OMV AG.	1,055
566,230		Origin Energy Ltd	3,123
20,177		Penn West Petroleum Ltd	1,336
133,877		Petro-Canada	7,774
23,600		Pioneer Natural Resources Co	1,008
23,931	*	Precision Drilling Corp	1,790
138,100		Schlumberger Ltd	9,733
4,902,073		Shell Transport & Trading Co plc	43,999
9,108		Smedvig ASA	172
95,486		Statoil ASA	1,633
16,300	*	Stolt Offshore S.A.	126
164,581		Talisman Energy, Inc	5,630
2,646		Technip S.A.	444
228,461	e	Total S.A.	53,594
116,900	*	Transocean, Inc	6,016
115,891		Unocal Corp	7,149
27,500	*	Weatherford International Ltd	1,593
147,800		XTO Energy, Inc	4,854

		TOTAL OIL AND GAS EXTRACTION	280,378

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

PAPER AND ALLIED PRODUCTS - 0.64%
125,000	e	Abitibi-Consolidated, Inc (Canada)	$579
7,300		Billerud AB	108
60,400		Bunzl plc	590
92,400		Carter Holt Harvey Ltd	130
13,400		De La Rue plc	97
61,700	*	Domtar, Inc	524
21,900		Greif, Inc (Class A)	1,526
282,200		International Paper Co	10,382
179,000		Kimberly-Clark Corp	11,766
56,200		MeadWestvaco Corp	1,788
180,000		NGK Insulators Ltd	1,792
118		Nippon Paper Group, Inc	546
14,700		Norske Skogindustrier ASA	294
373,000	e	OJI Paper Co Ltd	2,099
4,800		Packaging Corp of America	117
63,100	*	Pactiv Corp	1,473
32,500		Potlatch Corp	1,530
76,300		Rexam plc	684
153,740	*	Smurfit-Stone Container Corp	2,378
91,387	e	Stora Enso Oyj (R Shs)	1,286
61,000	e	Svenska Cellulosa AB (B Shs)	2,308
289,729	e	TDC a/s	12,244
38,000		Temple-Inland, Inc	2,757
188,900		Uni-Charm Corp	8,495
72,671	e	UPM-Kymmene Oyj	1,615

		TOTAL PAPER AND ALLIED PRODUCTS	67,108

PERSONAL SERVICES - 0.04%
51,997		Cintas Corp	2,148
21,300		Davis Service Group plc	176
29,800		H & R Block, Inc	1,507

		TOTAL PERSONAL SERVICES	3,831

PETROLEUM AND COAL PRODUCTS - 5.50%
1,774,689		BHP Billiton Ltd	24,532
4,379,157		BP plc	45,388
844,592		BP plc (Spon ADR)	52,703
962,900		ChevronTexaco Corp	56,147
37,800		ConocoPhillips	4,076
2,257,785		ENI S.p.A.	58,775
3,222,399		ExxonMobil Corp	192,055
44,799	e	Fortum Oyj	875
14,700		Hellenic Petroleum S.A.	147
9,300		Lubrizol Corp	378
2,934,000		Nippon Oil Corp	20,875
20,566		Norsk Hydro ASA	1,703
2,529	*	Petroleum Geo-Services ASA	167
50,100		Premier Farnell plc	161
393,927	e	Repsol YPF S.A.	10,454
1,044,346		Royal Dutch Petroleum Co	62,598
82,645		Santos Ltd	575
35,414		Shell Canada Ltd (U.S.)	2,547
1,517,000		Showa Shell Sekiyu KK	14,750
228,405		Suncor Energy, Inc	9,200
32,600		Sunoco, Inc	3,375
28,000		Teikoku Oil Co Ltd	205
41,000		TonenGeneral Sekiyu KK	421
193,000		Valero Energy Corp	14,141

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

65,900		Woodside Petroleum Ltd	$1,239

		TOTAL PETROLEUM AND COAL PRODUCTS	577,487

PIPELINES, EXCEPT NATURAL GAS - 0.10%
86,835	*	Enbridge, Inc	4,464
250,967	e	TransCanada Corp	6,186

		TOTAL PIPELINES, EXCEPT NATURAL GAS	10,650

PRIMARY METAL INDUSTRIES - 0.50%
25,400		Acerinox S.A.	418
175,314		Alcan, Inc (Paris)	6,666
178,200		Alcoa, Inc	5,415
66,300		Arcelor	1,519
1,900		Bekaert S.A.	160
840,541		BHP Billiton plc	11,293
105,900		BlueScope Steel Ltd	713
553,700	*	Corus Group plc	565
85,280	e	Dofasco, Inc	2,513
11,900	*	International Steel Group, Inc	470
336,000		Kobe Steel Ltd	594
1,010,000		Nippon Steel Corp	2,559
105,000		Nisshin Steel Co Ltd	276
23,200		Novelis, Inc	508
108,984		Nucor Corp	6,273
79,300		OneSteel Ltd	159
11,500		Rautaruukki Oyj	155
26,700		Ssab Svenskt Stal AB (Series A)	665
72,000		Sumitomo Heavy Industries Ltd	284
1,656,000	e	Sumitomo Metal Industries Ltd	2,988
42,900		ThyssenKrupp AG.	886
10,700		Trelleborg AB (B Shs)	186
20,900		TUI AG.	553
136,700		United States Steel Corp	6,951
15,100		Viohalco S.A.	121
3,500	e	Voestalpine AG.	271

		TOTAL PRIMARY METAL INDUSTRIES	53,161

PRINTING AND PUBLISHING - 0.87%
16,100		Arnoldo Mondadori Editore S.p.A.	172
90,000		Dai Nippon Printing Co Ltd	1,472
41,620		Daily Mail & General Trust plc	566
2,300		Dow Jones & Co, Inc	86
35,467		Emap plc	556
21,800		Eniro AB	258
143,900		Gannett Co, Inc	11,380
23,900		Gruppo Editoriale L'Espresso S.p.A.	150
76,900		Independent News & Media plc	254
129,800		John Fairfax Holdings Ltd	420
14,500		Knight Ridder, Inc	975
17,500		Lagardere S.C.A.	1,328
37,900		McGraw-Hill Cos, Inc	3,307
104,500		New York Times Co (Class A)	3,823
110,800		Pearson plc	1,350
10,500		Promotora de Informaciones S.A. (PRISA)	213
26,900		Quebecor World, Inc	630
169,935		R.R. Donnelley & Sons Co	5,373
452,625	e	Reed Elsevier NV	6,841

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

4,248,539		Reed Elsevier plc	$44,034
6,600		Schibsted ASA	174
221,000		Singapore Press Holdings Ltd	611
201,300	*	Telecom Italia Media S.p.A.	113
22,800		Telefonica Publicidad e Informacion S.A.	206
79,000		Toppan Printing Co Ltd	867
67,962		Tribune Co	2,710
40,761		Trinity Mirror plc	540
46,400		United Business Media plc	466
33,300		VNU NV	974
500		Washington Post Co (Class B)	447
39,000		Wolters Kluwer NV	714
96,800		Yell Group plc	865

		TOTAL PRINTING AND PUBLISHING	91,875

RAILROAD TRANSPORTATION - 0.59%
54,700	*	ADC Telecommunications, Inc	109
742,951	e	Brambles Industries Ltd	4,569
1,582,700		Brambles Industries plc	9,062
189,500		Burlington Northern Santa Fe Corp	10,220
21,565		Canadian National Railway Co	1,365
144,664		Canadian National Railway Co (Canada)	9,129
118,166		Canadian Pacific Railway Ltd	4,273
155,442		CSX Corp	6,474
55,012		Firstgroup plc	357
55,000		Keihin Electric Express Railway Co Ltd	341
216,000	e	Kintetsu Corp	735
60,900		Mayne Group Ltd	182
112,000		Nippon Express Co Ltd	591
191,800		Norfolk Southern Corp	7,106
93,000		Odakyu Electric Railway Co Ltd	570
109,000		Tobu Railway Co Ltd	441
88,400		Union Pacific Corp	6,161

		TOTAL RAILROAD TRANSPORTATION	61,685

REAL ESTATE - 0.51%
123,000		Ascendas Real Estate Investment Trust	140
71,800		British Land Co plc	1,091
113,776		Brookfield Properties Corp	2,908
322,000		CapitaLand Ltd	459
146,622		CFS Gandel Retail Trust	180
516,000		Cheung Kong Holdings Ltd	4,582
150,000		City Developments Ltd	587
3,000	*	City Developments Ltd Wts 5/1/6	7
1,702		Cofinimmo	275
188,100		Commonwealth Property Office Fund	180
278,900		DB RREEF Trust	278
577,000	*	Fadesa Inmobiliaria S.A.	12,673
4,700		Gecina S.A.	538
285,000		General Property Trust	783
38,400		Hammerson plc	603
6,423,000		Hang Lung Properties Ltd	9,306
74,500		Harvey Norman Holdings Ltd	156
84,000		Henderson Land Development Co Ltd	374
87,000		Hopewell Holdings	205
51,000		Hysan Development Co Ltd	101
43,000		Kerry Properties Ltd	94
3,100		Klepierre	279
14,000		Leopalace21 Corp	231

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES		VALUE (000)

127,071	Macquarie Goodman Group	$374
5,800	Metrovacesa S.A.	311
14,199	MI Developments, Inc	449
93,429	Mirvac Group	319
137,000	Mitsubishi Estate Co Ltd	1,596
98,000	Mitsui Fudosan Co Ltd	1,154
316,000	New World Development Co Ltd	310
14,700	Sacyr Vallehermoso S.A.	264
150,000	Sino Land Co Ltd	136
58,100	Slough Estates plc	535
178,800	Stockland Trust Group	808
53,000		Sumitomo Realty & Development Co Ltd	641
420,800		Sun Hung Kai Properties Ltd	3,817
36,000		Tokyu Land Corp	152
5,800		Unibail	689
494,100		Westfield Group	6,188

		TOTAL REAL ESTATE	53,773

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.20%
6,300	e	Adidas-Salomon AG.	1,002
667,000	e	Bridgestone Corp	12,291
18,000		Continental AG.	1,400
1,700		Cooper Tire & Rubber Co	31
19,800		Michelin (C.G.D.E.) (B Shs)	1,305
37,500		Nike, Inc (Class B)	3,124
1,300		Nokian Renkaat Oyj	210
358,001		Pirelli & C S.p.A.	447
24,000		Sanwa Shutter Corp	132
23,900	*	Sealed Air Corp	1,241
8,200		Toyoda Gosei Co Ltd	148

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	21,331

SECURITY AND COMMODITY BROKERS - 1.30%
85,400		3i Group plc	1,084
57,700		A.G. Edwards, Inc	2,585
101,500		Amvescap plc	640
9,700		Australian Stock Exchange Ltd	152
9,500		Blackrock, Inc	712
390,600		Charles Schwab Corp	4,105
17,000		Close Brothers Group plc	249
169,000		Daiwa Securities Group, Inc	1,116
215,903	e	Deutsche Boerse AG.	16,275
27,700	*	E*Trade Financial Corp	332
13,400		Euronext NV	478
21,900		Federated Investors, Inc (Class B)	620
125,900		Franklin Resources, Inc	8,643
108,193		Goldman Sachs Group, Inc	11,900
120,000		Hong Kong Exchanges & Clearing Ltd	310
22,073	*	Instinet Group, Inc	130
190,000		Itochu Corp	959
3,700	*	Jafco Co Ltd	233
80,200		Legg Mason, Inc	6,267
114,400		Lehman Brothers Holdings, Inc	10,772
38,600		Man Group plc	1,002
179,000		Marubeni Corp	576
408,100		Merrill Lynch & Co, Inc	23,098
181,000		Mitsubishi Corp	2,350
408,000	e	Mitsui & Co Ltd	3,773

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

466,082		Morgan Stanley	$26,683
220,000		Nikko Cordial Corp	1,102
539,500		Nomura Holdings, Inc	7,566
4,600		Nuveen Investments, Inc	158
10,300	*	OMX AB	122
5,487	*	Piper Jaffray Cos	201
7,100		Raymond James Financial, Inc	215
101,000		Singapore Exchange Ltd	129
19,974		T Rowe Price Group, Inc	1,186
10,839		TSX Group, Inc	561

		TOTAL SECURITY AND COMMODITY BROKERS	136,284

SPECIAL TRADE CONTRACTORS - 0.07%
8,400		eAccess Ltd	7,147
30,000		Grafton Group plc	355
18,000		Kinden Corp	141
25,400	*	Quanta Services, Inc	194

		TOTAL SPECIAL TRADE CONTRACTORS	7,837

STONE, CLAY, AND GLASS PRODUCTS - 1.40%
108,000	e	Asahi Glass Co Ltd	1,141
82,000		Boral Ltd	387
68,600		BPB plc	644
25,000		Central Glass Co Ltd	159
27,800		Cimpor Cimentos de Portugal S.A.	156
49,500		Compagnie de Saint-Gobain	3,024
598,000	*	Corning, Inc	6,656
169,500		CRH plc	4,465
706,600		CRH plc (Ireland)	18,569
115,700		CSR Ltd	220
100,900		Hanson plc	954
8,987	e	Heidelberger Zement AG. (Germany)	567
1,629,802		Holcim Ltd (Regd)	100,572
15,000		Hoya Corp	1,655
9,700		Italcementi S.p.A.	164
46,800	*	James Hardie Industries NV	217
27,500	e	Lafarge S.A. (Br)	2,670
50,000		Nippon Sheet Glass Co Ltd	212
62,300	*	Owens-Illinois, Inc	1,566
142,203		Pilkington plc	318
133,000		Rinker Group Ltd	1,111
387,000	e	Sumitomo Osaka Cement Co Ltd	1,017
114,000		Taiheiyo Cement Corp	321
42,000		Toto Ltd	361
8,700		Wienerberger AG.	397

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	147,523

TOBACCO PRODUCTS - 0.89%
37,100		Altadis S.A.	1,521
1,076,700		Altria Group, Inc	70,405
1,900		Japan Tobacco, Inc	21,139
4,400		Reynolds American, Inc	355

		TOTAL TOBACCO PRODUCTS	93,420

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

TRANSPORTATION BY AIR - 0.57%
470,000	*	Air China Ltd (Class H)	$170
16,700		Air France-KLM	301
66,100	*	Alaska Air Group, Inc	1,946
73,000		All Nippon Airways Co Ltd	250
34,500		Auckland International Airport Ltd	199
175,400		BAA plc	1,934
3,806,900	*	British Airways plc	18,991
114,000		Cathay Pacific Airways Ltd	215
81,000	e*	Continental Airlines, Inc (Class B)	975
31,600		Deutsche Lufthansa AG. (Regd)	457
2,081,000	*	easyJet plc	8,484
176,987		FedEx Corp	16,628
64,700		Iberia Lineas Aereas de Espana	217
95,000		Japan Airlines System Corp	278
700		Kobenhavns Lufthavne As	167
139,759	*	Qantas Airways Ltd	384
4,800	*	Ryanair Holdings plc (Spon ADR)	210
129,800		SABMiller plc	2,032
10,200	*	SAS AB	102
136,000		Singapore Airlines Ltd	981
161,700		Southwest Airlines Co	2,303
299,000		Swire Pacific Ltd (A Shs)	2,367

		TOTAL TRANSPORTATION BY AIR	59,591

TRANSPORTATION EQUIPMENT - 3.67%
28,300		American Axle & Manufacturing Holdings, Inc	693
161,619		Autoliv, Inc	7,701
521,300		BAE Systems plc	2,556
184,500		Bayerische Motoren Werke AG.	8,404
62,500		BBA Group plc	356
345,700		Boeing Co	20,210
1,476	*	Bombardier, Inc (Class A)	4
442,967	*	Bombardier, Inc (Class B)	989
14,300		Brunswick Corp	670
238,285		CAE, Inc	1,178
14,148		Cobham plc	373
139,300	e	DaimlerChrysler AG. (Regd)	6,251
102,073		Delphi Corp	457
87,400		Denso Corp	2,182
2,900		DSV a/s	222
9,986,888	e*	Fiat S.p.A.	72,815
16,181,900		Finmeccanica S.p.A.	16,446
868,100		Ford Motor Co	9,836
1,129,000	e	Fuji Heavy Industries Ltd	5,531
75,600		General Dynamics Corp	8,093
257,000	e	General Motors Corp	7,553
78,700		Genuine Parts Co	3,423
59,100		Harley-Davidson, Inc	3,414
32,000		Hino Motors Ltd	202
124,000		Honda Motor Co Ltd	6,226
431,800		Honeywell International, Inc	16,067
16,000		Jardine Cycle & Carriage Ltd	114
173,000		Kawasaki Heavy Industries Ltd	299
1,596,000		Keppel Corp Ltd	10,548
204,100		Lockheed Martin Corp	12,462
70,415	e	Magna International, Inc (Class A)	4,714
19,400		MAN AG.	870
1,862,000	e	Mazda Motor Corp	6,371
93,000		Mitsui Engineering & Shipbuilding Co Ltd	177
683,300		Nissan Motor Co Ltd	7,021
224,815		Northrop Grumman Corp	12,136

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

24,839		Paccar, Inc	$1,798
61,100		Patrick Corp Ltd	278
23,500		Peugeot Citroen S.A.	1,497
29,800		Renault S.A.	2,668
212,800		Rolls-Royce Group plc	981
9,300		Shimano, Inc	313
223,061		Siemens AG.	17,698
77,800		Smiths Group plc	1,252
63,188		Textron, Inc	4,715
10,645	e	Thales S.A.	445
107,100		Tomkins plc	535
678,400		Toyota Industries Corp	19,155
873,300		Toyota Motor Corp	32,577
9,300	*	TRW Automotive Holdings Corp	181
275,300		United Technologies Corp	27,987
10,200		Valeo S.A.	455
41,800	e	Volkswagen AG.	1,995
44,470	e	Volvo AB (B Shs)	1,973
699,600		Yamaha Motor Co Ltd	12,002

		TOTAL TRANSPORTATION EQUIPMENT	385,069

TRANSPORTATION SERVICES - 0.04%
44,800		Amadeus Global Travel Distribution S.A. (A Shs)	424
26,900		Arriva plc	267
16,323		Expeditors International of Washington, Inc	874
300		Kuoni Reisen Holding (Regd)	133
19,200		National Express Group plc	327
49,100		Sabre Holdings Corp	1,074
5,919	e	Ship Finance International Ltd	120
67,900		Stagecoach Group plc	142
30,100		Toll Holdings Ltd	326

		TOTAL TRANSPORTATION SERVICES	3,687

TRUCKING AND WAREHOUSING - 0.21%
20,200		CNF, Inc	945
15,000		Mitsubishi Logistics Corp	170
10,000		Seino Transportation Co Ltd	98
53,000		TNT NV	1,512
260,675		United Parcel Service, Inc (Class B)	18,961
56,000		Yamato Transport Co Ltd	803

		TOTAL TRUCKING AND WAREHOUSING	22,489

WATER TRANSPORTATION - 0.29%
100		A.P. Moller-Maersk a/s	933
43,152		Associated British Ports Holdings plc	392
109,300		Carnival Corp	5,663
23,500		Carnival plc	1,290
6,041,400		China Shipping Development Co Ltd	5,306
70,110		CP Ships Ltd	992
41,300		Exel plc	662
5,747	e	Frontline Ltd	276
34,000		Kamigumi Co Ltd	285
67,000		Kawasaki Kisen Kaisha Ltd	464
956,000		Mitsui OSK Lines Ltd	6,158
130,000		Nippon Yusen Kabushiki Kaisha	785
3,400		Overseas Shipholding Group, Inc	214
102,700		Peninsular & Oriental Steam Navigation Co	562

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

SHARES			VALUE (000)

142,800		Royal Caribbean Cruises Ltd	$6,382
8,200		Uponor Oyj	173

		TOTAL WATER TRANSPORTATION	30,537

WHOLESALE TRADE-DURABLE GOODS - 1.06%
13,300		AGFA Gevaert NV	467
10,055		CDW Corp	570
27,700		Finning International, Inc	753
68,000		Fuji Electric Co Ltd	215
32,200	*	Ingram Micro, Inc (Class A)	537
1,455,607		Johnson & Johnson	97,759
16,000		Kingspan Group plc	190
9,200		Mitsumi Electric Co Ltd	103
25,000		Orient Overseas International Ltd	121
16,738	*	Patterson Cos, Inc	836
19,400		SSL International plc	111
674,000		Sumitomo Corp	5,791
79,000		Techtronic Industries Co	175
3,200		USS Co Ltd	248
54,200		W.W. Grainger, Inc	3,375
5,200		Zodiac S.A.	242

		TOTAL WHOLESALE TRADE-DURABLE GOODS	111,493

WHOLESALE TRADE-NONDURABLE GOODS - 0.97%
34,772		Alliance Unichem plc	509
9,693	e	Altana AG.	618
169,600		AmerisourceBergen Corp	9,716
264,888		British American Tobacco plc	4,670
16,283		Brown-Forman Corp (Class B)	891
266,600		Cardinal Health, Inc	14,876
4,700		Celesio AG.	385
9,200		Ciba Specialty Chemicals AG. (Regd)	597
31,797		Clariant AG.	551
43,200		Fyffes plc	126
466,000	e	H. Lundbeck a/s	11,341
118,455		Imperial Tobacco Group plc	3,109
10,400		Inchcape plc	389
584,586	e	Inditex S.A.	17,528
10,000		Kokuyo Co Ltd	128
226,000		Li & Fung Ltd	411
84,473	e	Loblaw Cos Ltd	5,072
224,100		McKesson Corp	8,460
600		Nu Skin Enterprises, Inc (Class A)	14
63,000		PaperlinX Ltd	200
44,100		Swedish Match AB	542
118,800		Sysco Corp	4,253
219,900		Unilever NV (Cert)	15,004
33,158	e	Weston (George) Ltd	2,992

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	102,382

		TOTAL COMMON STOCKS
		(Cost $9,829,574)	10,346,503

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

				MATURITY
PRINCIPAL			RATE	DATE	VALUE (000)

SHORT TERM INVESTMENTS - 6.46%
CERTIFICATES OF DEPOSIT - 0.33%
$25,000,000	d	Canadian Imperial Bank of Commerce	2.900	08/08/05	$24,967
10,000,000	d	Suntrast	2.680	05/03/05	9,998

		TOTAL CERTIFICATES OF DEPOSIT			34,965

COMMERCIAL PAPER - 5.00%
30,000,000	c,d	American Honda Finance Corp	2.630	04/19/05	29,956
13,000,000	c	Bellsouth Corp	2.580	04/04/05	12,996
30,000,000	c	BMW US Capital LLC	2.830	04/01/05	29,998
30,000,000	c,d	CC USA, Inc	2.650	04/11/05	29,974
30,000,000	c,d	Corporate Asset Funding Corp, Inc	2.720	04/25/05	29,942
30,000,000	c	Credit Suisse Corp	3.170	09/16/05	29,542
30,000,000	c,d	Delaware Funding Corp	2.570	04/04/05	29,991
25,000,000	c	Dorada Finance, Inc	2.920	06/16/05	24,839
15,000,000	c,d	Fortune Brands, Inc	2.620	04/20/05	14,977
15,000,000	c,d	Fortune Brands, Inc	2.630	04/26/05	14,970
15,000,000	c,d	Gannett Co, Inc	2.620	04/18/05	14,979
18,500,000		General Electric Capital Corp	3.160	09/12/05	18,224
9,500,000	c	Govco, Inc	2.540	04/12/05	9,491
23,000,000	c	Greyhawk Funding LLC	2.750	04/18/05	22,968
24,000,000	c,d	Harrier Finance Funding US LLC	2.880	06/14/05	23,852
30,000,000	c,d	Kitty Hawk Funding Corp	2.640	04/11/05	29,975
19,000,000	c	Park Avenue Receivables Corp	2.650	04/07/05	18,990
20,000,000	c,d	Preferred Receivables Fundng	2.830	05/31/05	19,900
30,000,000		Proctor & Gamble	2.910	06/13/05	29,818
30,000,000	c,d	Ranger Funding Co	2.630	04/01/05	29,998
8,800,000		Scaldis Capital LLC	2.800	04/19/05	8,787
21,000,000	c	Sigma Finance, Inc	2.530	04/26/05	20,958
30,000,000	c,d	Variable Funding Capital	2.750	04/19/05	29,956

		TOTAL COMMERCIAL PAPER			525,081

MEDIUM-TERM NOTE - 0.05%
5,000,000		Bank of America Corp	2.960	08/15/05	4,994

		TOTAL MEDIUM-TERM NOTE			4,994

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			MATURITY
PRINCIPAL		RATE	DATE	VALUE (000)

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES -1.08%
25,000,000	Federal Home Loan Mortgage Corp (FHLMC)	2.640	04/05/05	$24,991
59,703,000		2.540	04/01/05	59,698
29,000,000	Federal National Mortgage Association (FNMA)	2.450	04/13/05	28,972

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			113,661

	TOTAL SHORT TERM INVESTMENTS
	(Cost $673,846)			678,701

	TOTAL PORTFOLIO - 105.11%
	(Cost $10,517,362)			11,038,742
	OTHER ASSETS AND LIABILITIES, NET (5.11%)			(536,719)

	NET ASSETS - 100.00%			$10,502,023

*	Non-income producing
c	Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements
on open futures contracts.
e	All or a portion of these securities are out on loan.
v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

Open Futures Contracts:
	Number of Contracts	Market Value	Expiration Date	Unrealized Loss

E-mini S&P 500 Index	1,845	$109,214,775	June 20005	($2,401,050)

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

COLLEGE RETIREMENT EQUITIES FUND
STATEMENT OF INVESTMENTS
Money Market Account (Unaudited)
March 31, 2005

			MATURITY
PRINCIPAL		RATE	DATE	VALUE (000)

SHORT TERM INVESTMENTS - 99.91%
CERTIFICATES OF DEPOSIT - 17.59%
$50,000,000	Abbey National plc	2.580	04/04/05	$50,000
40,000,000	Abbey National plc	2.680	04/27/05	39,996
50,000,000	Abbey National plc	2.740	05/18/05	49,985
30,000,000	American Express Centurion	2.650	04/06/05	30,000
35,000,000	American Express Centurion	2.780	04/21/05	35,000
25,000,000	American Express Centurion	2.780	04/27/05	25,000
25,000,000	Bank of America	2.690	05/10/05	24,995
25,000,000	Bank of Montreal	2.780	04/29/05	25,000
20,000,000	Bank of Montreal	2.780	04/29/05	20,000
50,000,000	Bank of Montreal	2.720	05/03/05	50,000
50,000,000	Bank of Montreal	2.750	05/05/05	50,000
25,000,000	Barclay Bank plc	2.670	04/21/05	25,000
50,000,000	Barclay Bank plc	2.780	05/20/05	49,987
25,000,000	Canadian Imperial Bank of Commerce	2.550	04/13/05	24,999
50,000,000	Canadian Imperial Bank of Commerce	2.760	05/19/05	49,986
33,000,000	Credit Agricole	1.420	04/05/05	32,994
50,000,000	Deutsche Bank	2.540	04/11/05	49,998
50,000,000	Deutsche Bank	2.580	04/19/05	49,996
30,000,000	Dexia Bank	2.470	04/04/05	29,999
20,000,000	Dexia Bank	2.585	04/18/05	19,999
25,000,000	Dexia Bank	2.735	05/17/05	24,993
50,000,000	Dexia Bank	2.990	06/28/05	49,990
47,000,000	First Tennessee Bank NA	2.670	04/18/05	47,000
30,000,000	Rabobank	3.000	06/30/05	29,988
25,000,000	Regions Bank	1.420	04/12/05	24,989
20,000,000	Regions Bank	2.700	05/02/05	19,998
45,000,000	Royal Bank Of Canada	2.540	04/13/05	44,997
50,000,000	Royal Bank Of Canada	2.790	05/17/05	49,989
50,000,000	Royal Bank Of Canada	2.860	05/24/05	49,990
6,500,000	Toronto Dominion Bank	2.645	04/15/05	6,500
20,000,000	Toronto Dominion Bank	2.800	05/02/05	20,000
25,220,000	Toronto Dominion Bank	2.730	05/03/05	25,217
15,000,000	Toronto Dominion Bank	2.750	05/09/05	14,998
25,000,000	Toronto Dominion Bank	2.940	06/16/05	24,993
7,200,000	Toronto Dominion Bank	3.160	09/14/05	7,194
17,000,000	Union Bank of Switzerland	2.655	04/20/05	16,999
25,000,000	Wells Fargo	2.800	05/05/05	25,000

	TOTAL CERTIFICATES OF DEPOSIT			1,215,769

COMMERCIAL PAPER - 66.29%
15,453,000	ABN Amro N.A. Finance, Inc	2.770	05/04/05	15,413
75,000,000	ABN Amro N.A. Finance, Inc	2.740	05/09/05	74,773
17,000,000	American Honda Finance Corp	2.600	04/26/05	16,967
10,000,000	American Honda Finance Corp	2.750	05/05/05	9,972
45,000,000	American Honda Finance Corp	2.700	05/11/05	44,855
25,000,000	American Honda Finance Corp	2.750	05/12/05	24,916

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY
PRINCIPAL			RATE	DATE	VALUE (000)

$ 7,971,000	c	Anheuser-Busch Cos, Inc	2.720	05/10/05	$7,946
4,991,000	c	Anheuser-Busch Cos, Inc	2.900	07/01/05	4,952
50,000,000		Bank of Nova Scotia	2.750	05/11/05	49,839
8,700,000		Barclays U.S. Funding Corp	2.700	04/18/05	8,688
33,300,000		Barclays U.S. Funding Corp	2.730	05/04/05	33,212
7,000,000	c	Beta Finance, Inc	2.550	04/11/05	6,994
23,000,000	c	Beta Finance, Inc	2.620	04/15/05	22,974
20,895,000	c	Beta Finance, Inc	2.660	04/25/05	20,856
16,500,000	c	Beta Finance, Inc	2.670	04/29/05	16,463
39,800,000	c	Beta Finance, Inc	2.760	05/16/05	39,654
4,500,000	c	Beta Finance, Inc	2.740	05/18/05	4,483
10,990,000	c	Beta Finance, Inc	2.850	06/01/05	10,934
9,750,000	c	Beta Finance, Inc	2.860	06/02/05	9,700
4,000,000	c	Beta Finance, Inc	2.990	06/16/05	3,974
10,465,000	c	Beta Finance, Inc	2.980	06/20/05	10,394
3,470,000	c	Beta Finance, Inc	3.020	06/30/05	3,443
26,000,000	c	BMW US Capital Corp	2.750	05/16/05	25,905
25,000,000	c	BMW US Capital Corp	2.850	06/13/05	24,848
50,000,000		Canadian Imperial Holdings, Inc	2.970	06/29/05	49,625
9,030,000	c	CC USA, Inc	2.530	04/08/05	9,025
57,600,000	c	CC USA, Inc	2.650	04/11/05	57,553
7,000,000	c	CC USA, Inc	2.650	04/13/05	6,993
14,000,000	c	CC USA, Inc	2.640	04/14/05	13,986
16,500,000	c	CC USA, Inc	2.600	04/18/05	16,478
6,000,000	c	CC USA, Inc	2.610	04/22/05	5,990
9,000,000	c	CC USA, Inc	2.850	05/27/05	8,956
14,500,000	c	CC USA, Inc	2.965	06/17/05	14,406
15,000,000	c	CC USA, Inc	2.970	06/20/05	14,899
5,000,000		Ciesco LLC	2.640	04/25/05	4,991
49,000,000		Ciesco LLC	2.770	05/12/05	48,836
12,190,000		Ciesco LLC	2.830	05/13/05	12,149
29,750,000		Ciesco LLC	2.810	05/19/05	29,631
50,000,000		Ciesco LLC	2.960	06/03/05	49,737
4,500,000		Ciesco LLC	2.980	06/13/05	4,473
25,000,000		Citicorp	2.620	04/14/05	24,975
25,000,000		Citicorp	2.620	04/18/05	24,967
20,000,000		Citicorp	2.650	04/20/05	19,971
13,000,000	c	Citicorp	2.700	04/28/05	12,973
45,000,000	c	Citicorp	2.720	05/02/05	44,890
3,575,000	c	Citigroup Global Market Holdings, Inc	3.040	07/13/05	3,543
39,565,000		Coca-Cola Co/The	2.700	04/28/05	39,482
50,000,000		Coca-Cola Co/The	2.740	05/17/05	49,812
22,875,000	c	Colgate-palmolive Co	2.640	04/05/05	22,867
40,000,000	c	Corporate Asset Funding Corp, Inc	2.670	04/15/05	39,956
25,000,000	c	Corporate Asset Funding Corp, Inc	2.700	04/20/05	24,963
25,000,000	c	Corporate Asset Funding Corp, Inc	2.820	05/10/05	24,922
25,000,000	c	Corporate Asset Funding Corp, Inc	2.840	05/11/05	24,919
15,000,000	c	Corporate Asset Funding Corp, Inc	2.840	05/13/05	14,949
7,560,000	c	Corporate Asset Funding Corp, Inc	2.910	05/26/05	7,526
14,750,000	c	Delaware Funding Corp	2.650	04/08/05	14,741
30,079,000	c	Delaware Funding Corp	2.710	04/13/05	30,050
50,000,000	c	Delaware Funding Corp	2.790	04/22/05	49,915
40,000,000	c	Delaware Funding Corp	2.790	04/27/05	39,916
50,000,000	c	Deutsche Bank	2.560	04/14/05	49,997
25,000,000	c	Dorada Finance, Inc	2.530	04/08/05	24,985
32,000,000	c	Dorada Finance, Inc	2.540	04/11/05	31,974
8,000,000	c	Dorada Finance, Inc	2.580	04/15/05	7,991
46,000,000	c	Dorada Finance, Inc	2.690	05/05/05	45,873
25,000,000	c	Dorada Finance, Inc	2.710	05/13/05	24,913
8,455,000	c	Dorada Finance, Inc	2.850	05/23/05	8,419
6,000,000	c	Dorada Finance, Inc	2.860	06/03/05	5,968
25,000,000	c	Edison Asset Securitization LLC	2.580	04/01/05	24,998
40,000,000	c	Edison Asset Securitization LLC	2.670	04/22/05	39,935

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY
PRINCIPAL			RATE	DATE	VALUE (000)

$ 14,690,000	c	Edison Asset Securitization LLC	2.850	05/13/05	$14,640
38,000,000	c	Edison Asset Securitization LLC	2.880	06/07/05	37,788
24,300,000		Fcar Owner Trust	2.540	04/04/05	24,293
50,000,000		Fcar Owner Trust	2.500	04/07/05	49,974
14,000,000		Fcar Owner Trust	2.550	04/08/05	13,992
61,500,000		Fcar Owner Trust	2.840	05/06/05	61,327
20,000,000	c	Fortune Brands	2.500	04/04/05	19,994
15,000,000	c	Fortune Brands	2.600	04/25/05	14,972
30,000,000	c	Fortune Brands	2.730	05/04/05	29,921
4,525,000	c	Fortune Brands	2.750	05/11/05	4,510
15,000,000		General Electric Capital Corp	2.610	04/25/05	14,972
9,020,000		General Electric Capital Corp	2.700	04/28/05	9,001
20,000,000		General Electric Capital Corp	2.910	05/23/05	19,914
30,000,000		General Electric Capital Corp	2.920	06/13/05	29,818
11,545,000		General Electric Capital Corp	2.960	06/15/05	11,472
20,000,000		General Electric Capital Corp	2.960	06/16/05	19,872
10,000,000		General Electric Capital Corp	2.990	06/27/05	9,927
25,000,000		Goldman Sachs Group, LP	2.700	04/15/05	24,972
20,000,000		Goldman Sachs Group, LP	2.780	04/29/05	19,956
40,000,000		Goldman Sachs Group, LP	2.830	05/26/05	39,813
10,000,000	c	Govco, Inc	2.540	04/08/05	9,994
19,000,000	c	Govco, Inc	2.600	04/19/05	18,973
20,000,000	c	Govco, Inc	2.790	04/26/05	19,960
11,531,000	c	Govco, Inc	2.780	04/28/05	11,506
24,680,000	c	Govco, Inc	2.810	05/05/05	24,613
5,000,000	c	Govco, Inc	2.700	06/15/05	4,968
11,505,000	c	Govco, Inc	2.970	06/21/05	11,426
18,000,000	c	Greyhawk Funding LLC	2.520	04/06/05	17,992
25,050,000	c	Greyhawk Funding LLC	2.630	04/21/05	25,010
25,000,000	c	Greyhawk Funding LLC	2.800	05/09/05	24,924
12,453,000	c	Greyhawk Funding LLC	2.870	05/16/05	12,407
6,000,000	c	Greyhawk Funding LLC	2.670	05/17/05	5,977
1,350,000	c	Greyhawk Funding LLC	2.720	05/18/05	1,345
50,000,000	c	Greyhawk Funding LLC	2.980	06/20/05	49,663
15,600,000	c	Harley-Davidson Funding Corp	2.800	05/06/05	15,557
25,000,000	c	Harrier Finance Funding US LLC	2.540	04/08/05	24,985
7,000,000	c	Harrier Finance Funding US LLC	2.580	04/11/05	6,994
20,450,000	c	Harrier Finance Funding US LLC	2.750	04/27/05	20,408
5,000,000	c	Harrier Finance Funding US LLC	2.810	04/29/05	4,989
9,000,000	c	Harrier Finance Funding US LLC	2.810	05/17/05	8,966
6,000,000	c	Harrier Finance Funding US LLC	2.840	05/25/05	5,973
34,000,000	c	Harrier Finance Funding US LLC	2.670	05/31/05	33,830
4,000,000	c	Harrier Finance Funding US LLC	2.950	06/08/05	3,977
10,000,000	c	Harrier Finance Funding US LLC	2.960	06/10/05	9,942
9,965,000	c	Harrier Finance Funding US LLC	3.000	06/21/05	9,897
6,500,000	c	Harrier Finance Funding US LLC	3.010	06/28/05	6,452
325,000	c	Harrier Finance Funding US LLC	3.090	08/25/05	321
13,000,000	c	Harrier Finance Funding US LLC	3.210	09/22/05	12,795
16,775,000		HSBC Finance Corp	2.760	05/09/05	16,725
25,000,000		HSBC Finance Corp	2.750	05/10/05	24,922
50,000,000		HSBC Finance Corp	2.950	06/14/05	49,692
50,000,000		HSBC Finance Corp	3.000	06/21/05	49,658
50,000,000	c	IBM Capital, Inc	2.540	04/07/05	49,974
50,000,000	c	IBM Capital, Inc	2.755	04/22/05	49,916
11,400,000	c	Kimberley-Clark Worldwide, Inc	2.740	04/26/05	11,378
3,895,000	c	Kimberley-Clark Worldwide, Inc	2.790	05/12/05	3,882
19,260,000	c	Kitty Hawk Funding Corp	2.740	04/12/05	19,242
20,000,000	c	Kitty Hawk Funding Corp	2.770	04/15/05	19,978
33,835,000	c	Kitty Hawk Funding Corp	2.770	04/18/05	33,788
25,000,000	c	Kitty Hawk Funding Corp	2.790	04/26/05	24,950
7,195,000	c	Kitty Hawk Funding Corp	2.650	04/27/05	7,180
25,000,000	c	Kitty Hawk Funding Corp	2.700	05/10/05	24,922
5,034,000	c	Kitty Hawk Funding Corp	2.750	05/16/05	5,016

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY
PRINCIPAL			RATE	DATE	VALUE (000)

$ 28,000,000	c	Links Finance LLC	2.540	04/07/05	$27,986
35,000,000	c	Links Finance LLC	2.765	05/17/05	34,869
6,000,000	c	Links Finance LLC	2.800	05/26/05	5,972
25,000,000		Morgan Stanley Dean Witter	2.790	04/26/05	24,950
26,100,000		Paccar Financial Corp	2.570	04/12/05	26,077
10,100,000		Paccar Financial Corp	2.730	05/16/05	10,063
23,500,000		Paccar Financial Corp	2.750	05/18/05	23,410
4,050,000		Paccar Financial Corp	2.950	06/23/05	4,022
25,000,000		Paccar Financial Corp	2.785	08/04/05	24,724
6,000,000		Paccar Financial Corp	3.330	10/24/05	5,886
19,123,000	c	Park Avenue Receivables Corp	2.650	04/04/05	19,117
40,357,000	c	Park Avenue Receivables Corp	2.650	04/07/05	40,337
20,646,000	c	Park Avenue Receivables Corp	2.700	04/12/05	20,627
9,787,000	c	Park Avenue Receivables Corp	2.700	04/13/05	9,777
5,577,000	c	Park Avenue Receivables Corp	2.800	04/21/05	5,568
9,000,000	c	Park Avenue Receivables Corp	2.800	04/27/05	8,981
20,000,000	c	Park Avenue Receivables Corp	2.790	04/29/05	19,955
20,705,000	c	Pfizer, Inc	2.620	04/13/05	20,685
25,000,000	c	Pfizer, Inc	2.760	04/26/05	24,950
10,600,000	c	Pfizer, Inc	2.810	05/13/05	10,565
25,000,000	c	Pfizer, Inc	2.760	05/16/05	24,908
50,000,000	c	Preferred Receivables Funding Corp	2.780	04/20/05	49,923
3,000,000	c	Preferred Receivables Funding Corp	2.790	04/22/05	2,995
14,826,000	c	Preferred Receivables Funding Corp	2.830	05/12/05	14,777
7,000,000	c	Preferred Receivables Funding Corp	2.830	05/31/05	6,965
2,815,000	c	Private Export Funding Corp	2.450	04/04/05	2,814
19,925,000	c	Private Export Funding Corp	2.440	04/12/05	19,907
12,480,000	c	Private Export Funding Corp	2.700	05/10/05	12,441
30,000,000	c	Private Export Funding Corp	2.660	05/12/05	29,900
8,100,000	c	Private Export Funding Corp	2.500	05/17/05	8,070
20,000,000	c	Private Export Funding Corp	2.580	05/18/05	19,923
12,000,000	c	Private Export Funding Corp	2.500	05/24/05	11,948
25,000,000	c	Private Export Funding Corp	2.660	06/07/05	24,860
10,000,000	c	Private Export Funding Corp	2.830	06/09/05	9,943
7,840,000	c	Private Export Funding Corp	3.060	07/29/05	7,760
50,000,000	c	Proctor & Gamble Co	2.630	04/25/05	49,906
27,200,000	c	Proctor & Gamble Co	2.720	05/16/05	27,100
25,000,000	c	Proctor & Gamble Co	2.800	05/23/05	24,893
25,000,000	c	Proctor & Gamble Co	2.780	05/25/05	24,887
13,325,000	c	Proctor & Gamble Co	2.860	06/06/05	13,252
15,000,000		Rabobank USA Finance Corp	2.560	04/01/05	14,999
58,100,000		Rabobank USA Finance Corp	2.630	04/14/05	58,041
18,515,000		Rabobank USA Finance Corp	2.590	04/18/05	18,490
18,210,000		Rabobank USA Finance Corp	2.420	05/12/05	18,149
4,133,000		Rabobank USA Finance Corp	2.770	05/20/05	4,116
4,000,000	c	Ranger Funding Co	2.470	04/04/05	3,999
4,611,000	c	Ranger Funding Co	2.640	04/15/05	4,606
27,000,000	c	Ranger Funding Co	2.900	06/10/05	26,843
40,000,000		Royal Bank of Scotland	2.580	04/08/05	39,976
8,006,000		Royal Bank of Scotland	2.790	05/03/05	7,986
15,000,000	c	Scaldis Capital LLC	2.750	04/15/05	14,983
3,100,000	c	Scaldis Capital LLC	2.800	05/20/05	3,087
19,539,000	c	Scaldis Capital LLC	2.840	05/26/05	19,447
2,692,000		Scaldis Capital LLC	2.880	06/02/05	2,678
24,935,000	c	Scaldis Capital LLC	2.760	06/08/05	24,794
5,857,000	c	Scaldis Capital LLC	2.640	06/14/05	5,821
28,000,000	c	Scaldis Capital LLC	2.950	06/15/05	27,823
6,206,000	c	Scaldis Capital LLC	2.680	06/17/05	6,166
4,735,000	c	Scaldis Capital LLC	3.010	06/20/05	4,703
4,153,000	c	Scaldis Capital LLC	2.700	06/30/05	4,121
8,000,000	c	Scaldis Capital LLC	3.260	09/13/05	7,880
1,185,000	c	Scaldis Capital LLC	3.260	09/20/05	1,166
15,000,000		Shell Finance (U.K.) plc	2.550	04/01/05	14,999

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY
PRINCIPAL			RATE	DATE	VALUE (000)

$ 2,440,000		Shell Finance (U.K.) plc	2.740	05/05/05	$2,433
5,000,000	c	Sherwin-Williams Co	2.780	04/27/05	4,990
6,000,000	c	Sherwin-Williams Co	2.770	04/28/05	5,987
17,019,000	c	Sherwin-Williams Co	2.790	05/02/05	16,978
15,000,000	c	Sigma Finance, Inc	2.570	04/11/05	14,988
19,000,000	c	Sigma Finance, Inc	2.680	04/14/05	18,980
29,000,000	c	Sigma Finance, Inc	2.630	04/19/05	28,959
3,890,000	c	Sigma Finance, Inc	2.840	05/23/05	3,873
16,845,000	c	Sigma Finance, Inc	2.960	06/24/05	16,726
14,500,000	c	Sigma Finance, Inc	3.020	06/30/05	14,387
27,150,000	c	Sigma Finance, Inc	2.770	07/01/05	26,936
4,415,000	c	Sigma Finance, Inc	3.020	07/11/05	4,376
10,000,000		Societe Generale North America, Inc	2.780	04/04/05	9,997
19,000,000		Societe Generale North America, Inc	2.780	04/21/05	18,971
18,500,000		Societe Generale North America, Inc	2.690	05/03/05	18,453
3,906,000		Societe Generale North America, Inc	2.770	05/16/05	3,892
66,675,000		Societe Generale North America, Inc	2.890	07/14/05	66,076
23,000,000		Societe Generale North America, Inc	2.860	08/01/05	22,752
9,540,000		Societe Generale North America, Inc	2.980	09/12/05	9,398
16,000,000		UBS Finance Delaware LLC	2.615	04/01/05	15,999
49,000,000		UBS Finance Delaware LLC	2.770	04/25/05	48,909
19,500,000		UBS Finance Delaware LLC	2.780	04/28/05	19,458
7,000,000		UBS Finance Delaware LLC	2.790	05/03/05	6,982
4,650,000		UBS Finance Delaware LLC	2.680	05/05/05	4,637
30,000,000		UBS Finance Delaware LLC	2.825	05/09/05	29,908
1,800,000		UBS Finance Delaware LLC	2.920	06/02/05	1,791
1,600,000		UBS Finance Delaware LLC	2.960	06/10/05	1,591
1,500,000		UBS Finance Delaware LLC	2.960	06/14/05	1,491
1,500,000		UBS Finance Delaware LLC	2.960	06/15/05	1,491
25,000,000	c	Variable Funding Capital Corp	2.750	04/19/05	24,964
25,000,000	c	Variable Funding Capital Corp	2.750	04/20/05	24,962
27,200,000	c	Variable Funding Capital Corp	2.780	04/21/05	27,156
20,000,000	c	Variable Funding Capital Corp	2.930	05/23/05	19,914
6,276,000	c	Yorktown Capital LLC	2.680	04/01/05	6,276
25,000,000	c	Yorktown Capital LLC	2.780	04/19/05	24,963
2,570,000	c	Yorktown Capital LLC	2.800	04/27/05	2,565
16,596,000	c	Yorktown Capital LLC	2.930	05/27/05	16,519
322,000	c	Yorktown Capital LLC	2.980	06/17/05	320
15,315,000	c	Yorktown Capital LLC	2.990	06/27/05	15,203

		TOTAL COMMERCIAL PAPER			4,581,285

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 13.45%
15,470,000		Federal Home Loan Bank (FHLB)	1.200	04/01/05	15,469
320,000		Federal Home Loan Bank (FHLB)	2.400	04/01/05	320
4,766,000		Federal Home Loan Bank (FHLB)	2.660	04/06/05	4,764
8,477,000		Federal Home Loan Bank (FHLB)	2.580	04/15/05	8,467
3,030,000		Federal Home Loan Bank (FHLB)	2.940	08/24/05	2,992
107,290,000		Federal Home Loan Mortgage Corp (FHLMC)	2.640	04/05/05	107,253
25,000,000		Federal Home Loan Mortgage Corp (FHLMC)	2.680	04/12/05	24,979
49,004,000		Federal Home Loan Mortgage Corp (FHLMC)	2.640	04/26/05	48,912
11,600,000		Federal Home Loan Mortgage Corp (FHLMC)	2.690	05/02/05	11,572
9,700,000		Federal Home Loan Mortgage Corp (FHLMC)	2.710	05/03/05	9,676
35,000,000		Federal Home Loan Mortgage Corp (FHLMC)	2.725	05/04/05	34,912
6,650,000		Federal Home Loan Mortgage Corp (FHLMC)	2.740	05/17/05	6,626
16,375,000		Federal Home Loan Mortgage Corp (FHLMC)	2.810	05/24/05	16,305
2,600,000		Federal Home Loan Mortgage Corp (FHLMC)	1.960	05/31/05	2,587
18,800,000		Federal Home Loan Mortgage Corp (FHLMC)	2.850	06/13/05	18,688
16,900,000		Federal Home Loan Mortgage Corp (FHLMC)	2.920	06/14/05	16,798
20,859,000		Federal Home Loan Mortgage Corp (FHLMC)	2.825	06/17/05	20,726
19,247,000		Federal Home Loan Mortgage Corp (FHLMC)	2.700	06/22/05	19,117
70,000,000		Federal Home Loan Mortgage Corp (FHLMC)	2.980	06/28/05	69,491

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY
PRINCIPAL			RATE	DATE	VALUE (000)

$ 13,370,000		Federal Home Loan Mortgage Corp (FHLMC)	2.970	06/30/05	$13,267
20,236,000		Federal Home Loan Mortgage Corp (FHLMC)	2.990	07/12/05	20,060
9,735,000		Federal Home Loan Mortgage Corp (FHLMC)	2.980	07/19/05	9,645
14,665,000		Federal Home Loan Mortgage Corp (FHLMC)	2.945	08/02/05	14,507
35,705,000		Federal Home Loan Mortgage Corp (FHLMC)	3.030	08/08/05	35,303
16,404,000		Federal Home Loan Mortgage Corp (FHLMC)	2.940	08/16/05	16,208
4,960,000		Federal Home Loan Mortgage Corp (FHLMC)	2.720	08/23/05	4,898
2,736,000		Federal Home Loan Mortgage Corp (FHLMC)	2.860	10/18/05	2,686
2,940,000		Federal Home Loan Mortgage Corp (FHLMC)	3.190	10/26/05	2,884
3,360,000		Federal Home Loan Mortgage Corp (FHLMC)	2.950	11/01/05	3,293
9,260,000		Federal Home Loan Mortgage Corp (FHLMC)	2.930	11/15/05	9,064
2,500,000		Federal Home Loan Mortgage Corp (FHLMC)	3.410	12/13/05	2,439
3,255,000		Federal Home Loan Mortgage Corp (FHLMC)	3.149	12/30/05	3,166
14,340,000		Federal National Mortgage Association (FNMA)	2.600	04/01/05	14,339
130,199,000		Federal National Mortgage Association (FNMA)	2.500	04/06/05	130,145
10,577,000		Federal National Mortgage Association (FNMA)	2.450	04/13/05	10,567
29,480,000		Federal National Mortgage Association (FNMA)	2.480	04/29/05	29,416
62,730,000		Federal National Mortgage Association (FNMA)	2.680	05/04/05	62,572
49,336,000		Federal National Mortgage Association (FNMA)	2.730	05/11/05	49,180
388,000		Federal National Mortgage Association (FNMA)	2.470	05/16/05	387
12,932,000		Federal National Mortgage Association (FNMA)	2.700	05/27/05	12,870
720,000		Federal National Mortgage Association (FNMA)	2.730	06/06/05	716
506,000		Federal National Mortgage Association (FNMA)	2.730	06/08/05	503
25,000,000		Federal National Mortgage Association (FNMA)	2.940	06/15/05	24,845
5,624,000		Federal National Mortgage Association (FNMA)	2.680	06/22/05	5,586
886,000		Federal National Mortgage Association (FNMA)	2.770	07/13/05	878
2,260,000		Federal National Mortgage Association (FNMA)	3.150	08/26/05	2,231
3,250,000		Federal National Mortgage Association (FNMA)	2.970	09/19/05	3,200
5,325,000		Federal National Mortgage Association (FNMA)	3.010	09/26/05	5,240

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			929,749

VARIABLE NOTES - 2.58%
30,000,000		American Express Credit Corp (Sr Note)	2.770	08/09/05	30,003
11,000,000		American Honda Finance Corp	2.700	04/11/05	11,000
12,000,000		American Honda Finance Corp	2.780	05/23/05	11,940
30,000,000		American Honda Finance Corp	2.720	05/06/05	29,998
33,000,000		Barclays Bank plc	2.770	09/29/05	32,992
20,000,000		SouthTrust Bank	3.090	09/29/05	20,004
42,000,000		US Bank NA	2.950	12/05/05	42,006

		TOTAL VARIABLE NOTES			177,943

		TOTAL SHORT TERM INVESTMENTS			6,904,746
		(Cost $6,906,021)

		TOTAL PORTFOLIO -99.91%			6,904,746
		(Cost $6,906,021)

		OTHER ASSETS & LIABILITIES, NET - 0.09%			5,961

		NET ASSETS - 100.00%			$6,910,707

	c	Commercial Paper issued under the private placement exemption under Section 4(2) of the Securities Act of 1933.

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

COLLEGE RETIREMENT EQUITIES FUND
EQUITY INDEX ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
March 31, 2005
SHARES/PRINCIPAL			VALUE (000)

CORPORATE BONDS - 0.00%
HEALTH SERVICES - 0.00%
30,000	f	National Health Investors, Inc (Sr Sub Deb)	$111

		TOTAL HEALTH SERVICES	111

		TOTAL CORPORATE BONDS
		(Cost $30)	111

PREFERRED STOCKS - 0.01%
HOLDING AND OTHER INVESTMENT OFFICES - 0.01%
7,560	*	Simon Property Group L.P.	419

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	419

		TOTAL PREFERRED STOCKS
		(Cost $180)	419

COMMON STOCKS - 99.74%
AGRICULTURAL PRODUCTION-CROPS - 0.01%
2,319	*	Alico, Inc	122
24,664		Delta & Pine Land Co	666
4,084	*	John B. Sanfilippo & Son	100

		TOTAL AGRICULTURAL PRODUCTION-CROPS	888

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.00%
229		Seaboard Corp	246

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	246

AMUSEMENT AND RECREATION SERVICES - 0.21%
42,136	e*	Alliance Gaming Corp	404
19,497	*	Argosy Gaming Co	895
26,091	*	Aztar Corp	745
202,102	*	Caesars Entertainment, Inc	4,000
4,078		Churchill Downs, Inc	161
6,566		Dover Downs Gaming & Entertainment, Inc	82
10,103		Dover Motorsport, Inc	51
23,067	*	Gaylord Entertainment Co	932
76,418	e	Harrah's Entertainment, Inc	4,935
24,127		International Speedway Corp (Class A)	1,309
9,907	*	Isle of Capri Casinos, Inc	263
9,936	e*	Lakes Entertainment, Inc	179
8,300	*	Life Time Fitness, Inc	224
26,149	*	Magna Entertainment Corp (Class A)	161
14,684	*	MTR Gaming Group, Inc	182
15,334	e*	Multimedia Games, Inc	119

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

4,837	*	Nevada Gold & Casinos, Inc	$62
46,500	*	Penn National Gaming, Inc	1,366
61,341	e*	Six Flags, Inc	253
9,500		Speedway Motorsports, Inc	339
27,478		Station Casinos, Inc	1,856
12,190	e*	Sunterra Corp	184
14,426	e*	WMS Industries, Inc	406
8,652		World Wrestling Federation Entertainment, Inc	104

		TOTAL AMUSEMENT AND RECREATION SERVICES	19,212

APPAREL AND ACCESSORY STORES - 0.67%
61,836		Abercrombie & Fitch Co (Class A)	3,539
35,932	*	Aeropostale, Inc	1,177
69,502		American Eagle Outfitters, Inc	2,054
44,365	*	AnnTaylor Stores Corp	1,135
7,384		Bebe Stores, Inc	251
4,896		Buckle, Inc	171
12,020		Burlington Coat Factory Warehouse Corp	345
6,195	*	Cache, Inc	84
4,265	*	Carter's, Inc	170
19,783	e*	Casual Male Retail Group, Inc	128
12,800		Cato Corp (Class A)	413
7,344	*	Charlotte Russe Holding, Inc	95
88,275	*	Charming Shoppes, Inc	718
124,984	*	Chico's FAS, Inc	3,532
10,978	*	Children's Place Retail Stores, Inc	524
24,359		Christopher & Banks Corp	429
57,638		Claire's Stores, Inc	1,328
2,900		Deb Shops, Inc	82
14,600	*	Dress Barn, Inc	266
37,330		Finish Line, Inc (Class A)	864
102,945		Foot Locker, Inc	3,016
424,010		Gap, Inc	9,260
14,271	*	Genesco, Inc	406
12,238		Goody's Family Clothing, Inc	111
36,388	*	Gymboree Corp	456
42,568	*	Hot Topic, Inc	930
12,233	e*	Jo-Ann Stores, Inc	344
14,630	*	JOS A. Bank Clothiers, Inc	429
249,729		Limited Brands, Inc	6,068
2,200	*	New York & Co, Inc	44
70,672		Nordstrom, Inc	3,914
5,734		Oshkosh B'gosh, Inc (Class A)	175
49,699	*	Pacific Sunwear of California, Inc	1,391
53,178	*	Payless Shoesource, Inc	840
102,448		Ross Stores, Inc	2,985
5,056	*	Shoe Carnival, Inc	88
17,248	*	Stage Stores, Inc	662
15,617		Talbots, Inc	499
338,833		TJX Cos, Inc	8,345
22,498	*	Too, Inc	555
32,744	*	Urban Outfitters, Inc	1,571

		TOTAL APPAREL AND ACCESSORY STORES	59,394

APPAREL AND OTHER TEXTILE PRODUCTS - 0.17%
24,838	e*	Collins & Aikman Corp	31
13,500	*	Columbia Sportswear Co	719
16,228	e*	DHB Industries, Inc	143
15,658	*	Guess?, Inc	215

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

14,824	*	Hartmarx Corp	$141
82,889		Jones Apparel Group, Inc	2,776
24,598		Kellwood Co	708
74,146		Liz Claiborne, Inc	2,975
8,598		Oxford Industries, Inc	315
16,170		Phillips-Van Heusen Corp	431
27,979		Polo Ralph Lauren Corp	1,086
40,482	*	Quiksilver, Inc	1,175
55,619		VF Corp	3,289
34,359	*	Warnaco Group, Inc	826

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	14,830

AUTO REPAIR, SERVICES AND PARKING - 0.07%
6,029	*	Amerco, Inc	279
11,986		Central Parking Corp	206
19,557	*	Dollar Thrifty Automotive Group, Inc	641
15,161	e*	Exide Technologies	196
45,451		Lear Corp	2,016
10,010	*	Midas, Inc	229
6,088	*	Monro Muffler Brake, Inc	157
34,946	*	PHH Corp	764
42,749		Ryder System, Inc	1,783
22,700	*	Wright Express Corp	388

		TOTAL AUTO REPAIR, SERVICES AND PARKING	6,659

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.18%
51,171	*	Advance Auto Parts	2,582
3,642	*	America's Car Mart, Inc	128
7,927	*	Asbury Automotive Group, Inc	122
116,205	*	Autonation, Inc	2,201
40,391	*	Autozone, Inc	3,462
68,572	*	Carmax, Inc	2,160
44,653	*	Copart, Inc	1,052
36,456	*	CSK Auto Corp	643
16,220	*	Group 1 Automotive, Inc	427
9,249		Lithia Motors, Inc (Class A)	237
7,944	*	MarineMax, Inc	248
36,924	*	O'Reilly Automotive, Inc	1,829
3,780	*	Rush Enterprises, Inc	64
22,844		Sonic Automotive, Inc	519
12,416		United Auto Group, Inc	346
8,587	e*	West Marine, Inc	183

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	16,203

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.07%
9,632		Building Materials Holding Corp	428
10,926	*	Central Garden & Pet Co	479
43,318		Fastenal Co	2,396
1,546,102		Home Depot, Inc	59,123
71,936		Louisiana-Pacific Corp	1,808
540,491		Lowe's Cos	30,857

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	95,091

BUSINESS SERVICES - 6.43%
22,131	*	@Road, Inc	91
14,084	*	24/7 Real Media, Inc	46

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

254,240	*	3Com Corp	$905
24,583		Aaron Rents, Inc	492
24,586		ABM Industries, Inc	473
27,510	*	ActivCard Corp	175
123,529	*	Activision, Inc	1,828
33,531	e*	Actuate Corp	80
49,025		Acxiom Corp	1,026
21,223	e	Administaff, Inc	310
163,812		Adobe Systems, Inc	11,003
20,832	*	Advent Software, Inc	379
19,800		Advo, Inc	742
84,411	*	Affiliated Computer Services, Inc (Class A)	4,494
33,812	*	Agile Software Corp	246
69,182	*	Akamai Technologies, Inc	881
29,166	*	Alliance Data Systems Corp	1,178
13,473	*	Altiris, Inc	321
11,399	*	AMN Healthcare Services, Inc	181
4,645	*	Ansoft Corp	125
19,916	*	Ansys, Inc	681
17,474	*	Anteon International Corp	680
30,773	e*	Aquantive, Inc	341
22,748		Arbitron, Inc	976
51,252	*	Ariba, Inc	398
24,007	*	Armor Holdings, Inc	890
52,500	e*	Ascential Software Corp	973
22,878	*	Asiainfo Holdings, Inc	115
41,084	*	Ask Jeeves, Inc	1,154
30,600	e*	Aspect Communications Corp	319
33,163	*	Aspen Technology, Inc	188
5,092	*	Asset Acceptance Capital Corp	97
5,156	*	Atari, Inc	16
26,919	*	Autobytel, Inc	136
162,173	*	Autodesk, Inc	4,826
411,293		Automatic Data Processing, Inc	18,488
244,376	*	BEA Systems, Inc	1,948
78,803	*	Bisys Group, Inc	1,236
4,500	*	Blackboard, Inc	78
9,011	e*	Blue Coat Systems, Inc	212
155,103	*	BMC Software, Inc	2,327
52,351	*	Borland Software Corp	425
23,800		Brady Corp (Class A)	770
36,792		Brink's Co	1,273
170,937	*	Brocade Communications Systems, Inc	1,012
19,029	*	CACI International, Inc (Class A)	1,051
192,996	*	Cadence Design Systems, Inc	2,885
20,828	*	Captaris, Inc	84
13,113	*	Carreker Corp	74
33,798		Catalina Marketing Corp	875
4,633	*	CCC Information Services Group, Inc	106
7,981		CDI Corp	177
699,437		Cendant Corp	14,366
107,557	*	Ceridian Corp	1,834
19,297	*	Cerner Corp	1,013
46,399		Certegy, Inc	1,606
53,711	e*	Checkfree Corp	2,189
63,007	*	ChoicePoint, Inc	2,527
46,459	*	Chordiant Software, Inc	78
33,000	*	Ciber, Inc	240
119,515	*	Citrix Systems, Inc	2,847
292,681	*	CMGI, Inc	609
85,362	e*	CNET Networks, Inc	806
12,900	*	Cogent, Inc	325

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

89,448	*	Cognizant Technology Solutions Corp	$4,132
321,502		Computer Associates International, Inc	8,713
4,012		Computer Programs & Systems, Inc	113
127,493	*	Computer Sciences Corp	5,846
250,835	*	Compuware Corp	1,806
11,530	*	Concord Communications, Inc	117
16,965	*	Concur Technologies, Inc	138
98,532	*	Convergys Corp	1,471
21,029	*	Corillian Corp	73
10,398	*	CoStar Group, Inc	383
13,004	*	Covansys Corp	194
35,280	e*	CSG Systems International, Inc	575
9,005	*	Cyberguard Corp	74
17,707	e*	Cybersource Corp	91
35,076		Deluxe Corp	1,398
23,401	*	Dendrite International, Inc	329
8,223	*	Digimarc Corp	51
22,736	*	Digital Insight Corp	373
25,562	*	Digital River, Inc	797
78,381	*	DoubleClick, Inc	604
50,977	*	DST Systems, Inc	2,354
49,481	*	Dun & Bradstreet Corp	3,041
49,239	*	E.piphany, Inc	175
89,790	*	Earthlink, Inc	808
18,386	*	Echelon Corp	126
23,652	*	Eclipsys Corp	366
10,302	*	eCollege.com, Inc	133
31,021	*	eFunds Corp	692
11,677	*	Electro Rent Corp	157
205,091	*	Electronic Arts, Inc	10,620
346,964		Electronic Data Systems Corp	7,172
13,753	*	Embarcadero Technologies, Inc	91
136,198	*	Enterasys Networks, Inc	191
41,212	*	Entrust, Inc	155
26,891	*	Epicor Software Corp	352
8,841	*	EPIQ Systems, Inc	115
92,668		Equifax, Inc	2,844
7,792	*	Equinix, Inc	330
15,409	*	eSpeed, Inc (Class A)	142
89,895	*	Extreme Networks, Inc	529
26,608	*	F5 Networks, Inc	1,343
19,801		Factset Research Systems, Inc	654
45,937		Fair Isaac Corp	1,582
32,743	e*	Filenet Corp	746
28,003	*	FindWhat.com	290
2,000	*	First Advantage Corp	42
554,814		First Data Corp	21,810
133,380	*	Fiserv, Inc	5,309
29,761	e*	Getty Images, Inc	2,116
15,357	e	Gevity HR, Inc	294
14,000	*	Google, Inc (Class A)	2,527
3,271	*	Greg Manning Auctions, Inc	33
12,541	*	GSI Commerce, Inc	170
77,818		GTECH Holdings Corp	1,831
31,752	*	Harris Interactive, Inc	146
9,634		Healthcare Services Group	234
11,400	*	Heidrick & Struggles International, Inc	419
49,163		Henry (Jack) & Associates, Inc	884
73,633	*	Homestore, Inc	163
13,008	*	Hudson Highland Group, Inc	222
26,820	*	Hyperion Solutions Corp	1,183
1,650	*	IAC/InterActiveCorp Wts 2/4/9	34
13,440	e*	IDX Systems Corp	467

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

12,987	*	iGate Corp	$48
24,375	e	Imation Corp	847
164,089		IMS Health, Inc	4,002
10,169	*	Infocrossing, Inc	161
55,579	e*	Informatica Corp	460
20,686	*	Infospace, Inc	845
20,612		infoUSA, Inc	217
8,622	*	Innovative Solutions & Support, Inc	274
23,142	e*	Interactive Data Corp	480
10,277	*	Interchange Corp	104
29,403	*	Intergraph Corp	847
24,676	*	Internet Capital Group, Inc	173
26,357	*	Internet Security Systems, Inc	482
291,088	*	Interpublic Group of Cos, Inc	3,575
4,587	*	Intersections, Inc	67
5,555	*	Intervideo, Inc	61
26,296	*	Interwoven, Inc	205
11,196	*	Intrado, Inc	138
116,491	*	Intuit, Inc	5,099
28,643	*	Ipass, Inc	175
6,801	e*	iPayment, Inc	287
78,654	*	Iron Mountain, Inc	2,268
4,363	*	IVAX Diagnostics, Inc	18
24,846	*	iVillage, Inc	151
10,500	*	Jamdat Mobile, Inc	181
18,698	*	JDA Software Group, Inc	263
363,655	*	Juniper Networks, Inc	8,022
12,735	*	Jupitermedia Corp	198
400	*	Kanbay International, Inc	8
34,016	*	Keane, Inc	443
11,143		Kelly Services, Inc (Class A)	321
12,200	*	Keynote Systems, Inc	145
16,544	*	Kforce, Inc	182
40,212	*	KFX ,Inc	539
18,926	e*	Kinetic Concepts, Inc	1,129
3,858	*	Kintera, Inc	20
21,800	*	Korn/Ferry International	415
20,129	*	Kronos, Inc	1,029
33,822	*	Labor Ready, Inc	631
59,289	*	Lamar Advertising Co	2,389
36,033	*	Lawson Software, Inc	213
30,197	*	Lionbridge Technologies	172
61,886	*	Looksmart Ltd	55
51,340	*	Macromedia, Inc	1,720
31,963	*	Macrovision Corp	728
15,957	*	Magma Design Automation, Inc	189
19,563	e*	Manhattan Associates, Inc	398
61,925		Manpower, Inc	2,695
10,910	*	Mantech International Corp (Class A)	252
46,024	*	Manugistics Group, Inc	77
15,415	*	MAPICS, Inc	196
13,097	*	Mapinfo Corp	158
2,662	*	Marchex, Inc	50
3,847	*	Marlin Business Services, Inc	78
31,524	*	Matrixone, Inc	150
109,547	*	McAfee, Inc	2,471
10,428		McGrath RentCorp	244
7,390	e*	Medical Staffing Network Holdings, Inc	49
53,708	e*	Mentor Graphics Corp	736
60,170	*	Mercury Interactive Corp	2,851
69,946	e*	Micromuse, Inc	317
6,328,561		Microsoft Corp	152,961
9,574	*	MicroStrategy, Inc	520

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

39,952	*	Midway Games, Inc	$410
64,497	*	Mindspeed Technologies, Inc	144
58,713		MoneyGram International, Inc	1,109
66,217	*	Monster Worldwide, Inc	1,857
79,337	*	MPS Group, Inc	834
12,659	*	MRO Software, Inc	178
34,705	e	National Instruments Corp	939
26,300	*	NAVTEQ Corp	1,140
17,527	*	NCO Group, Inc	343
12,200		Ncp Litigation Trust	0
129,604	*	NCR Corp	4,373
23,347	*	NDCHealth Corp	373
5,618	*	Neoforma, Inc	45
37,676	*	NETIQ Corp	431
7,961	*	Netratings, Inc	121
15,388	*	Netscout Systems, Inc	68
16,401	*	Network Equipment Technologies, Inc	92
20,183	*	NIC, Inc	96
252,442	*	Novell, Inc	1,505
131,413		Omnicom Group, Inc	11,633
8,314	*	Open Solutions, Inc	165
7,639	*	Opnet Technologies, Inc	64
36,249	*	Opsware, Inc	187
2,601,626	e*	Oracle Corp	32,468
30,472	*	Packeteer, Inc	469
9,863	*	PalmSource, Inc	89
173,786	*	Parametric Technology Corp	971
13,746	*	PC-Tel, Inc	101
10,562	*	PDF Solutions, Inc	148
5,466	e*	PDI, Inc	112
7,479	*	PEC Solutions, Inc	94
15,823	*	Pegasus Solutions, Inc	187
7,322	*	Pegasystems, Inc	39
49,080	*	Perot Systems Corp (Class A)	660
15,887	*	Pixar	1,550
14,902	*	PLATO Learning, Inc	116
20,904	*	Portal Software, Inc	51
7,824	*	Portfolio Recovery Associates, Inc	266
2,100	*	PRA International	57
20,205	*	Progress Software Corp	530
3,888	e*	Proxymed, Inc	34
8,302		QAD, Inc	69
4,322		Quality Systems, Inc	183
32,233	*	Quest Software, Inc	446
15,590	*	R.H. Donnelley Corp	906
12,390	*	Radisys Corp	175
72,922	*	RealNetworks, Inc	421
118,326	*	Red Hat, Inc	1,291
29,008	*	Redback Networks, Inc	173
5,893		Renaissance Learning, Inc	101
47,103	*	Rent-A-Center, Inc	1,286
17,000	*	Rent-Way, Inc	139
36,163	*	Retek, Inc	406
15,376	*	Rewards Network, Inc	64
44,118		Reynolds & Reynolds Co (Class A)	1,194
97,221		Robert Half International, Inc	2,621
20,193		Rollins, Inc	376
48,634	*	RSA Security, Inc	771
47,690	*	S1 Corp	331
15,405	*	SafeNet, Inc	452
10,900	*	Salesforce.com, Inc	163
50,825	e*	Sapient Corp	373
53,718	*	Scansoft, Inc	200

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

29,070	*	Secure Computing Corp	$249
32,160	*	Seebeyond Technology Corp	102
16,272	e*	Serena Software, Inc	387
197,713		Servicemaster Co	2,669
3,257	e*	SI International, Inc	90
300,939	*	Siebel Systems, Inc	2,748
37,761	*	Sitel Corp	74
3,036	*	SoftBrands, Inc	5
14,310	*	Sohu.com, Inc	252
38,536	*	SonicWALL, Inc	196
29,603	*	Sotheby's Holdings, Inc (Class A)	502
12,741	e*	Source Interlink Cos, Inc	143
39,138	*	Spherion Corp	293
9,177	*	SPSS, Inc	160
8,439	*	SRA International, Inc (Class A)	508
8,805		SS&C Technologies, Inc	201
7,046		Startek, Inc	118
13,149	e*	Stellent, Inc	111
5,949	*	Stratasys, Inc	169
2,292,696	*	Sun Microsystems, Inc	9,262
198,337	*	SunGard Data Systems, Inc	6,843
23,524	*	SupportSoft, Inc	124
62,826	*	Sybase, Inc	1,160
15,600	*	Sykes Enterprises, Inc	107
489,932	*	Symantec Corp	10,450
4,247	*	SYNNEX Corp	74
115,374	*	Synopsys, Inc	2,088
4,749		Syntel, Inc	84
28,915	*	Take-Two Interactive Software, Inc	1,131
13,008		Talx Corp	236
24,393	*	TeleTech Holdings, Inc	315
24,875	e*	THQ, Inc	700
146,332	*	TIBCO Software, Inc	1,090
10,755	*	Tier Technologies, Inc (Class B)	79
55,379	*	Titan Corp	1,006
2,880	*	TNS, Inc	52
24,631		Total System Services, Inc	616
12,167	*	TradeStation Group, Inc	73
23,932	*	Transaction Systems Architects, Inc	554
1,800	*	Travelzoo, Inc	89
20,320	*	Trizetto Group, Inc	189
30,912	*	Tumbleweed Communications Corp	85
26,379	*	Tyler Technologies, Inc	201
9,912	*	Ultimate Software Group, Inc	158
226,795	*	Unisys Corp	1,601
34,514	*	United Online, Inc	361
35,516	e*	United Rentals, Inc	718
11,228	*	Universal Compression Holdings, Inc	425
51,259	*	Valueclick, Inc	544
7,576	*	Verint Systems, Inc	265
172,107	*	VeriSign, Inc	4,939
292,965	*	Veritas Software Corp	6,803
20,498	*	Verity, Inc	194
5	*	Versata, Inc	0
4,370	*	Vertrue, Inc	155
15,178		Viad Corp	408
187,156	*	Vignette Corp	245
5,200	*	Volt Information Sciences, Inc	126
21,673	e*	WatchGuard Technologies, Inc	70
19,527	e*	WebEx Communications, Inc	422
205,127	e*	WebMD Corp	1,744
38,958	*	webMethods, Inc	213
14,870	*	Websense, Inc	800

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

54,172	*	Westwood One, Inc	$1,102
47,480	*	Wind River Systems, Inc	716
16,209	*	Witness Systems, Inc	284
789,033	*	Yahoo!, Inc	26,748
13,515	*	Zix Corp	51

		TOTAL BUSINESS SERVICES	573,443

CHEMICALS AND ALLIED PRODUCTS - 10.10%
1,075,119		Abbott Laboratories	50,122
58,230	*	Abgenix, Inc	408
11,254	*	Able Laboratories, Inc	264
15,514		Aceto Corp	115
24,756	*	Adolor Corp	246
6,121	e*	Advancis Pharmaceutical Corp	23
156,723		Air Products & Chemicals, Inc	9,919
17,349	*	Albany Molecular Research, Inc	178
24,316		Albemarle Corp	884
50,770		Alberto-Culver Co	2,430
21,334	e*	Alexion Pharmaceuticals, Inc	462
58,110	*	Alkermes, Inc	603
90,517		Allergan, Inc	6,288
25,287		Alpharma, Inc (Class A)	312
12,396	e*	American Pharmaceutical Partners, Inc	641
3,242	e	American Vanguard Corp	145
894,712	*	Amgen, Inc	52,081
67,275	e*	Amylin Pharmaceuticals, Inc	1,177
47,546	*	Andrx Corp	1,078
16,685		Arch Chemicals, Inc	475
15,478	*	Array Biopharma, Inc	109
27,606	e*	Atherogenics, Inc	361
48,708	e*	Avant Immunotherapeutics, Inc	79
77,606		Avery Dennison Corp	4,806
324,022		Avon Products, Inc	13,914
62,734	*	Barr Pharmaceuticals, Inc	3,063
4,237	*	Barrier Therapeutics, Inc	66
10,191	*	Benthley Pharmaceuticals, Inc	75
10,600	*	BioCryst Pharmaceuticals, Inc	49
12,572	e*	Bioenvision, Inc	72
232,850	*	Biogen Idec, Inc	8,036
41,452	e*	BioMarin Pharmaceutical, Inc	213
8,396	e*	Biosite, Inc	437
10,137	*	Bone Care International, Inc	263
8,766	e*	Bradley Pharmaceuticals, Inc	84
1,344,106		Bristol-Myers Squibb Co	34,221
40,985		Cabot Corp	1,370
21,400		Calgon Carbon Corp	183
16,927		Cambrex Corp	361
10,712	e*	CancerVax Corp	71
5,883	*	Caraco Pharmaceutical Laboratories Ltd	48
29,400	*	Celanese Corp (Series A)	529
28,958	e*	Cell Genesys, Inc	131
64,537	e*	Cell Therapeutics, Inc	232
36,365	e*	Cephalon, Inc	1,703
39,523	*	Charles River Laboratories International, Inc	1,859
10,846	*	Chattem, Inc	482
78,028	*	Chiron Corp	2,736
39,915		Church & Dwight Co, Inc	1,416
74,652		Clorox Co	4,702
366,946		Colgate-Palmolive Co	19,144
20,700	*	Connetics Corp	524
2,918	*	Corcept Therapeutics, Inc	13

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

3,991	*	Corgentech, Inc	$9
36,100	*	Corixa Corp	111
74,757		Crompton Corp	1,091
42,863	*	Cubist Pharmaceuticals, Inc	455
26,872	*	Curis, Inc	96
19,040	*	Cypress Bioscience, Inc	174
25,661		Cytec Industries, Inc	1,392
10,054	e*	Cytogen Corp	58
4,901	*	Cytokinetics, Inc	32
27,883	*	Dade Behring Holdings, Inc	1,643
42,749	*	Dendreon Corp	233
16,575		Diagnostic Products Corp	801
9,093	*	Digene Corp	189
30,302	e*	Discovery Laboratories, Inc	171
8,786	*	Dov Pharmaceutical, Inc	120
645,712		Dow Chemical Co	32,189
695,152		Du Pont (E.I.) de Nemours & Co	35,620
19,885	e*	Durect Corp	72
9,709	*	Dusa Pharmaceuticals, Inc	85
4,041	*	Dynavax Technologies Corp	19
51,844		Eastman Chemical Co	3,059
127,091		Ecolab, Inc	4,200
14,351	*	Elizabeth Arden, Inc	341
48,426	*	Encysive Pharmaceuticals, Inc	495
88,067		Engelhard Corp	2,645
28,467	*	Enzon, Inc	290
18,191	*	Eon Labs, Inc	550
14,772	*	EPIX Pharmaceuticals, Inc	103
75,451		Estee Lauder Cos (Class A)	3,394
4,423	*	Eyetech Pharmaceuticals, Inc	122
26,673		Ferro Corp	502
17,014	*	First Horizon Pharmaceutical	287
23,574	*	FMC Corp	1,260
253,543	*	Forest Laboratories, Inc	9,368
33,993	e*	Genaera Corp	78
57,046	e*	Genelabs Technologies	34
304,906	*	Genentech, Inc	17,261
39,319	*	Genta, Inc	44
168,848	e*	Genzyme Corp	9,665
18,457		Georgia Gulf Corp	849
54,997	*	Geron Corp	336
307,788	e*	Gilead Sciences, Inc	11,019
691,735		Gillette Co	34,919
32,812		Great Lakes Chemical Corp	1,054
3,519	*	GTx, Inc	32
28,102	*	Guilford Pharmaceuticals, Inc	65
22,243		H.B. Fuller Co	645
8,921	e*	Hollis-Eden Pharmaceuticals	63
107,553	*	Hospira, Inc	3,471
85,351	*	Human Genome Sciences, Inc	787
37,500	*	Huntsman Corp	875
34,760	*	ICOS Corp	781
24,513	*	Idexx Laboratories, Inc	1,328
44,038	*	ImClone Systems, Inc	1,519
28,972	*	Immucor, Inc	875
27,300	*	Immunogen, Inc	143
27,822	*	Immunomedics, Inc	68
31,525	e*	Impax Laboratories, Inc	504
33,313	*	Indevus Pharmaceuticals, Inc	93
31,557	e*	Inkine Pharmaceutical Co	98
24,514	*	Inspire Pharmaceuticals, Inc	200
3,281		Inter Parfums, Inc	47
18,604	*	InterMune, Inc	205

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

59,980		International Flavors & Fragrances, Inc	$2,369
8,702	*	Inverness Medical Innovations, Inc	204
37,308	*	Invitrogen Corp	2,582
33,602	e*	Isis Pharmaceuticals, Inc	130
19,436	*	Isolagen, Inc	122
124,407	e*	IVAX Corp	2,460
169,461	*	King Pharmaceuticals, Inc	1,408
12,193	*	Kos Pharmaceuticals, Inc	508
2,620		Kronos Worldwide, Inc	111
23,144	*	KV Pharmaceutical Co (Class A)	537
4,119	*	Lannett Co, Inc	26
47,891	e*	Ligand Pharmaceuticals, Inc (Class B)	274
674,116		Lilly (Eli) & Co	35,121
132,498		Lyondell Chemical Co	3,699
23,300		MacDermid, Inc	757
9,202		Mannatech, Inc	180
4,900	e*	MannKind Corp	70
4,648	e*	Marshall Edwards, Inc	39
18,986	e*	Martek Biosciences Corp	1,105
57,387	*	Medarex, Inc	409
30,920	*	Medicines Co	701
39,047		Medicis Pharmaceutical Corp (Class A)	1,171
168,132	e*	MedImmune, Inc	4,003
1,531,566		Merck & Co, Inc	49,577
46,516	*	MGI Pharma, Inc	1,175
217,671	*	Millennium Pharmaceuticals, Inc	1,833
14,800		Minerals Technologies, Inc	974
182,516		Monsanto Co	11,772
82,183	*	Mosaic Co	1,402
181,192	e	Mylan Laboratories, Inc	3,211
9,046	e*	Myogen, Inc	71
37,100	*	Nabi Biopharmaceuticals	463
32,200	*	Nalco Holding Co	606
6,421	e	Nature's Sunshine Products, Inc	110
39,147	*	NBTY, Inc	982
59,557	*	Nektar Therapeutics	830
13,600	*	Neose Technologies, Inc	35
23,563	*	Neurocrine Biosciences, Inc	897
16,290	*	Neurogen Corp	115
9,259	*	NewMarket Corp	172
10,788	*	NitroMed, Inc	187
4,943	*	NL Industries, Inc	114
21,631	e*	Northfield Laboratories, Inc	243
15,161	e*	Noven Pharmaceuticals, Inc	257
24,135	*	NPS Pharmaceuticals, Inc	305
5,105	*	Nutraceutical International Corp	81
18,360	*	Nuvelo, Inc	119
8,064		Octel Corp	149
45,537		Olin Corp	1,015
21,450	*	OM Group, Inc	653
26,300	*	Omnova Solutions, Inc	141
30,672	*	Onyx Pharmaceuticals, Inc	962
25,337	*	OraSure Technologies, Inc	186
36,115	*	OSI Pharmaceuticals, Inc	1,493
16,715	*	Pain Therapeutics, Inc	85
34,854	*	Palatin Technologies, Inc	82
23,128	e*	Par Pharmaceutical Cos, Inc	773
11,063	*	Penwest Pharmaceuticals Co	137
81,504	*	Peregrine Pharmaceuticals, Inc	120
6,064	e*	PetMed Express, Inc	45
5,261,785		Pfizer, Inc	138,227
12,713	*	Pharmacyclics, Inc	102
9,670	*	Pharmion Corp	280

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		VALUE (000)

17,025	PolyMedica Corp	$541
82,277	*	PolyOne Corp	731
15,548	*	Pozen, Inc	81
119,570		PPG Industries, Inc	8,552
33,911	*	Praecis Pharmaceuticals, Inc	36
222,202		Praxair, Inc	10,635
1,776,888		Procter & Gamble Co	94,175
7,626	*	Progenics Pharmaceuticals	128
61,596	*	Protein Design Labs, Inc	985
5,255		Quaker Chemical Corp	108
20,485	e*	Quidel Corp	80
3,869	*	Renovis, Inc	31
94,597	e*	Revlon, Inc (Class A)	272
110,464		Rohm & Haas Co	5,302
76,437		RPM International, Inc	1,397
23,338	*	Salix Pharmaceuticals Ltd	385
4,496	*	Santarus, Inc	22
1,014,584		Schering-Plough Corp	18,415
28,427	*	Sciclone Pharmaceuticals, Inc	81
16,083	*	Scotts Miracle-Gro Co (Class A)	1,130
70,984	*	Sepracor, Inc	4,075
24,785	*	Serologicals Corp	606
82,020		Sherwin-Williams Co	3,608
49,095		Sigma-Aldrich Corp	3,007
3,400		Stepan Co	80
36,010	e*	SuperGen, Inc	175
9,300	e*	SurModics, Inc	297
15,482	*	Tanox, Inc	149
3,686	e*	Tercica, Inc	28
47,591	e*	Terra Industries, Inc	369
18,207	*	Third Wave Technologies, Inc	105
14,600	*	UAP Holding Corp	235
12,249	e*	United Therapeutics Corp	560
6,813	*	USANA Health Sciences, Inc	322
54,544		USEC, Inc	888
54,315		Valeant Pharmaceuticals International	1,223
38,515	e	Valspar Corp	1,792
51,054	*	VCA Antech, Inc	1,033
51,974	*	Vertex Pharmaceuticals, Inc	486
40,562	*	Vicuron Pharmaceuticals, Inc	639
35,880	e*	Vion Pharmaceuticals, Inc	102
77,950	*	Watson Pharmaceuticals, Inc	2,395
20,883		Wellman, Inc	302
19,220		West Pharmaceutical Services, Inc	459
9,000		Westlake Chemical Corp	291
52,070	b*	WR Grace & Co	444
918,885		Wyeth	38,759
29,389	e*	Zila, Inc	119
12,579	*	Zymogenetics, Inc	192

		TOTAL CHEMICALS AND ALLIED PRODUCTS	901,231

COAL MINING - 0.12%
17,100	*	Alpha Natural Resources, Inc	490
42,214		Arch Coal, Inc	1,816
59,451	e	Consol Energy, Inc	2,795
50,193		Massey Energy Co	2,010
84,328		Peabody Energy Corp	3,909

		TOTAL COAL MINING	11,020

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

COMMUNICATIONS - 4.60%
19,950	*	Airspan Networks, Inc	$102
77,322	*	Alamosa Holdings, Inc	902
6,373		Alaska Communications Systems Group, Inc	64
213,959		Alltel Corp	11,736
141,952	*	American Tower Corp (Class A)	2,588
546,710		AT&T Corp	10,251
286,546	*	Avaya, Inc	3,347
3,494	*	Beasley Broadcast Group, Inc (Class A)	62
1,268,091		BellSouth Corp	33,338
11,878	*	Boston Communications Group	85
121,290	*	Cablevision Systems Corp (Class A)	3,402
8,700	*	Centennial Communications Corp	94
95,054		CenturyTel, Inc	3,122
177,593	*	Charter Communications, Inc (Class A)	284
163,373	e*	Cincinnati Bell, Inc	694
35,051	*	Citadel Broadcasting Corp	481
340,787		Clear Channel Communications, Inc	11,747
1,003,529	*	Comcast Corp (Class A)	33,899
483,829	*	Comcast Corp (Special Class A)	16,160
15,381	*	Commonwealth Telephone Enterprises, Inc	725
24,768	*	Cox Radio, Inc (Class A)	416
137,216	*	Crown Castle International Corp	2,204
13,062	*	Crown Media Holdings, Inc (Class A)	118
12,239		CT Communications, Inc	129
31,931	*	Cumulus Media, Inc (Class A)	455
8,278		D&E Communications, Inc	76
441,217	*	DIRECTV Group, Inc	6,362
71,368	*	Dobson Communications Corp (Class A)	144
153,055		EchoStar Communications Corp (Class A)	4,477
31,765	*	Emmis Communications Corp (Class A)	611
31,548	*	Entercom Communications Corp	1,121
31,254	*	Entravision Communications Corp (Class A)	277
4,284	*	Fisher Communications, Inc	222
300	e,v*	Focal Communications Corp	0
77,030	*	Foundry Networks, Inc	763
29,435	*	General Communication, Inc (Class A)	269
20,336		Global Payments, Inc	1,311
9,171	e	Golden Telecom, Inc	235
29,084		Gray Television, Inc	421
23,613		Hearst-Argyle Television, Inc	602
231,833	e*	IAC/InterActiveCorp	5,163
28,383	*	IDT Corp	403
9,000	*	IDT Corp (Class B)	133
2,200	*	InPhonic, Inc	50
29,621	*	Insight Communications Co, Inc	351
153,285	e*	Internap Network Services Corp	90
12,800		Iowa Telecommunications Services, Inc	250
8,130	*	ITC Deltacom, Inc	6
12,205	e*	j2 Global Communications, Inc	419
442,156	*	Level 3 Communications, Inc	911
10,858		Liberty Corp	440
110,700	*	Liberty Media International, Inc	4,842
17,509	*	Lin TV Corp (Class A)	296
7,129	e*	Lodgenet Entertainment Corp	134
2,939,626	e*	Lucent Technologies, Inc	8,084
23,927	*	Mastec, Inc	196
245,815	f,v*	McLeod (Escrow)	0
42,748	*	Mediacom Communications Corp	280
23,120	*	Net2Phone, Inc	37
6,531	e*	Nexstar Broadcasting Group, Inc	46
707,880	*	Nextel Communications, Inc (Class A)	20,118
85,563	*	Nextel Partners, Inc (Class A)	1,879

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

39,320	*	NII Holdings, Inc (Class B)	$2,261
9,887		North Pittsburgh Systems, Inc	195
13,951	*	Novatel Wireless, Inc	150
48,879	*	NTL, Inc	3,112
40	e*	Nucentrix Broadband Wts 12/31/03	0
29,404	*	Paxson Communications Corp	20
41,043	*	Premiere Global Services, Inc	465
29,007	*	Price Communications Corp	508
47,988	e*	Primus Telecommunications Group	75
1,003,325	e*	Qwest Communications International, Inc	3,712
26,006	*	Radio One, Inc (Class A)	382
40,696	*	Radio One, Inc (Class D)	600
37,792	b,v*	RCN Corp	0
22,221	*	Regent Communications, Inc	119
10,586	*	Saga Communications, Inc (Class A)	170
6,417	*	Salem Communications Corp (Class A)	132
2,286,952		SBC Communications, Inc	54,178
4,430		Shenandoah Telecom Co	137
29,018		Sinclair Broadcast Group, Inc (Class A)	233
23,949	*	Spanish Broadcasting System, Inc (Class A)	246
29,652	*	Spectrasite, Inc	1,719
983,853		Sprint Corp	22,383
9,587	e	SureWest Communications	221
17,301	*	Talk America Holdings, Inc	112
35,260	e	Telephone & Data Systems, Inc	2,877
194,590	e*	Terremark Worldwide, Inc	126
32,173	e*	Time Warner Telecom, Inc (Class A)	128
36,289	*	Tivo, Inc	188
24,735	*	Triton PCS Holdings, Inc (Class A)	55
10,070	*	U.S. Cellular Corp	459
45,609	*	Ubiquitel, Inc	306
248,237	*	UnitedGlobalcom, Inc (Class A)	2,348
158,518	*	Univision Communications, Inc (Class A)	4,389
15,322	*	USA Mobility, Inc	496
1,909,060		Verizon Communications, Inc	67,772
12,920		Viacom, Inc (Class A)	453
1,026,058		Viacom, Inc (Class B)	35,738
12,705	*	West Corp	407
54,915	*	Western Wireless Corp (Class A)	2,085
30,706	e*	Wireless Facilities, Inc	192
112,377	*	XM Satellite Radio Holdings, Inc	3,540
10,483	e*	Young Broadcasting, Inc (Class A)	91

		TOTAL COMMUNICATIONS	410,204

DEPOSITORY INSTITUTIONS - 9.60%
8,438		1st Source Corp	180
7,905		ABC Bancorp	134
5,843	*	ACE Cash Express, Inc	133
6,684	*	AmericanWest Bancorp	129
245,638		AmSouth Bancorp	6,374
12,870		Anchor Bancorp Wisconsin, Inc	362
5,626		Arrow Financial Corp	153
90,370		Associated Banc-Corp	2,822
84,169		Astoria Financial Corp	2,129
2,308		Bancfirst Corp	159
51,303		Bancorpsouth, Inc	1,059
5,589		BancTrust Financial Group, Inc	113
51,072		Bank Mutual Corp	604
2,810,954		Bank of America Corp	123,963
8,708		Bank of Granite Corp	161
37,311		Bank of Hawaii Corp	1,689

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

536,271		Bank of New York Co, Inc	$15,579
6,903		Bank of The Ozarks, Inc	219
28,102		BankAtlantic Bancorp, Inc (Class A)	489
18,700		BankUnited Financial Corp (Class A)	502
6,670	e	Banner Corp	180
383,096		BB&T Corp	14,971
3,588		Berkshire Hills Bancorp, Inc	121
5,601	*	BFC Financial Corp	53
11,332	*	BOK Financial Corp	461
17,704		Boston Private Financial Holdings, Inc	420
4,402		Bryn Mawr Bank Corp	90
5,218		Camden National Corp	184
5,700		Capital City Bank Group, Inc	231
3,298		Capital Corp of the West	153
2,744	*	Capital Crossing Bank	90
13,880		Capitol Federal Financial	481
11,088		Cascade Bancorp	215
28,098	e	Cathay General Bancorp	885
6,026		Center Financial Corp	106
6,901	*	Central Coast Bancorp	116
19,546		Central Pacific Financial Corp	658
2,365		Century Bancorp, Inc (Class A)	68
2,526		Charter Financial Corp	84
16,601		Chemical Financial Corp	540
36,932		Chittenden Corp	963
3,566,659		Citigroup, Inc	160,286
13,600	*	Citigroup, Inc (Litigation Wts)	24
31,916		Citizens Banking Corp	937
5,625		Citizens First Bancorp, Inc	126
5,270		City Bank	170
11,021		City Holding Co	326
29,564		City National Corp	2,064
8,907		Clifton Savings Bancorp, Inc	100
9,142		Coastal Financial Corp	137
8,193		CoBiz, Inc	159
95,866		Colonial Bancgroup, Inc	1,967
3,557		Columbia Bancorp	113
9,018		Columbia Banking System, Inc	214
119,753		Comerica, Inc	6,596
91,410		Commerce Bancorp, Inc	2,968
43,108		Commerce Bancshares, Inc	2,078
23,545	e	Commercial Capital Bancorp, Inc	479
29,159		Commercial Federal Corp	806
16,226		Community Bank System, Inc	372
9,922		Community Trust Bancorp, Inc	286
86,387		Compass Bancshares, Inc	3,922
10,300		Corus Bankshares, Inc	491
38,713		Cullen/Frost Bankers, Inc	1,748
30,138		CVB Financial Corp	547
19,824		Dime Community Bancshares	301
13,867		Downey Financial Corp	853
32,574		East West Bancorp, Inc	1,203
600	*	EuroBancshares, Inc	10
14,580	*	Euronet Worldwide, Inc	416
4,024	e	Farmers Capital Bank Corp	136
12,822		Fidelity Bankshares, Inc	295
325,798		Fifth Third Bancorp	14,003
5,668		Financial Institutions, Inc	112
7,060		First Bancorp (North Carolina)	160
22,881		First Bancorp (Puerto Rico)	967
8,442		First Busey Corp (Class A)	163
19,538		First Charter Corp	441
4,116		First Citizens Bancshares, Inc (Class A)	603

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

45,373		First Commonwealth Financial Corp	$622
8,430		First Community Bancorp	373
6,565		First Community Bancshares, Inc	184
22,958		First Financial Bancorp	419
8,837		First Financial Bankshares, Inc	394
8,954		First Financial Corp (Indiana)	265
8,300		First Financial Holdings, Inc	231
87,610		First Horizon National Corp	3,574
12,330		First Merchants Corp	319
32,033		First Midwest Bancorp, Inc	1,040
4,259		First Oak Brook Bancshares, Inc	125
2,100		First of Long Island Corp	89
12,646		First Republic Bank	409
9,990		First State Bancorp	170
13,219	*	FirstFed Financial Corp	674
58,412		FirstMerit Corp	1,563
20,630		Flagstar Bancorp, Inc	403
10,958		Flushing Financial Corp	199
30,167		FNB Corp	578
4,667		FNB Corp (Virginia)	120
6,893	*	Franklin Bank Corp	119
9,972		Frontier Financial Corp	378
81,443		Fulton Financial Corp	1,775
4,892		GB&T Bancshares, Inc	106
15,876		Glacier Bancorp, Inc	484
25,980		Gold Banc Corp, Inc	364
172,808		Golden West Financial Corp	10,455
7,290		Great Southern Bancorp, Inc	237
34,453		Greater Bay Bancorp	841
17,696		Hancock Holding Co	575
21,432		Hanmi Financial Corp	355
13,596		Harbor Florida Bancshares, Inc	464
16,385		Harleysville National Corp	348
6,171		Heartland Financial U.S.A., Inc	123
105,506		Hibernia Corp (Class A)	3,377
6,837		Horizon Financial Corp	128
46,470	e	Hudson City Bancorp, Inc	1,698
35,217		Hudson United Bancorp	1,241
161,273		Huntington Bancshares, Inc	3,854
4,845		IberiaBank Corp	273
59,549		Independence Community Bank Corp	2,322
9,653		Independent Bank Corp (Massachusetts)	280
13,216		Independent Bank Corp (Michigan)	380
39,700		IndyMac Bancorp, Inc	1,350
9,790		Integra Bank Corp	217
11,376		Interchange Financial Services Corp	196
22,744		International Bancshares Corp	789
15,442		Irwin Financial Corp	355
3,467	*	Itla Capital Corp	173
2,454,037		JPMorgan Chase & Co	84,910
285,213		KeyCorp	9,255
3,687		K-Fed Bancorp	47
19,800		KNBT Bancorp, Inc	303
8,269		Lakeland Bancorp, Inc	129
3,244		Lakeland Financial Corp	125
52,988		M & T Bank Corp	5,408
5,702		Macatawa Bank Corp	191
20,124		MAF Bancorp, Inc	836
8,764		Main Street Banks, Inc	232
6,112		MainSource Financial Group, Inc	134
153,330		Marshall & Ilsley Corp	6,402
12,378		MB Financial, Inc	474
9,839		MBT Financial Corp	186

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

295,756		Mellon Financial Corp	$8,441
4,649		Mercantile Bank Corp	190
56,213		Mercantile Bankshares Corp	2,859
15,609		Mid-State Bancshares	415
7,021		Midwest Banc Holdings, Inc	140
12,456		Nara Bancorp, Inc	175
1,893		NASB Financial, Inc	75
388,821		National City Corp	13,026
21,103		National Penn Bancshares, Inc	519
4,550		NBC Capital Corp	110
21,238		NBT Bancorp, Inc	476
31,499		NetBank, Inc	267
177,332	e	New York Community Bancorp, Inc	3,220
58,051		NewAlliance Bancshares, Inc	813
294,413		North Fork Bancorp, Inc	8,167
134,337		Northern Trust Corp	5,836
12,217		Northwest Bancorp, Inc	262
2,261		Oak Hill Financial, Inc	76
6,026		OceanFirst Financial Corp	138
25,500	e*	Ocwen Financial Corp	206
47,331		Old National Bancorp	961
8,710		Old Second Bancorp, Inc	263
5,393		Omega Financial Corp	161
30,398		Pacific Capital Bancorp	905
9,318		Park National Corp	1,048
19,285		Partners Trust Financial Group, Inc	204
4,851		Peapack Gladstone Financial Corp	131
5,884		Pennfed Financial Services, Inc	87
4,853		Pennrock Financial Services Corp	169
6,808		Peoples Bancorp, Inc	183
25,065		People's Bank	1,026
5,514		Peoples Holding Co	171
12,570		PFF Bancorp, Inc	347
196,138		PNC Financial Services Group, Inc	10,097
26,481		Provident Bancorp, Inc	324
21,293		Provident Bankshares Corp	702
3,385		Provident Financial Holdings	101
59,074		Provident Financial Services, Inc	1,010
17,938		R & G Financial Corp (Class B)	559
320,215		Regions Financial Corp	10,375
5,539		Republic Bancorp, Inc (Class A) (Kentucky)	123
45,994		Republic Bancorp, Inc (Michigan)	623
10,188	*	Riggs National Corp	194
3,124		Royal Bancshares of Pennsylvania (Class A)	71
17,272		S & T Bancorp, Inc	611
7,808		S.Y. Bancorp, Inc	172
4,873		Santander Bancorp	128
5,559		SCBT Financial Corp	167
7,521		Seacoast Banking Corp of Florida	148
3,031		Security Bank Corp	125
3,620	*	Signature Bank	96
23,691	*	Silicon Valley Bancshares	1,044
9,660		Simmons First National Corp (Class A)	240
71,733	e	Sky Financial Group, Inc	1,924
3,379		Smithtown Bancorp, Inc	95
52,294		South Financial Group, Inc	1,597
9,649		Southern Community Financial Corp	91
7,585	e	Southside Bancshares, Inc	158
44,492		Southwest Bancorp of Texas, Inc	816
6,943		Southwest Bancorp, Inc	128
252,868		Sovereign Bancorp, Inc	5,604
5,362		State Bancorp, Inc	139
3,730		State Financial Services Corp (Class A)	138

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

233,295		State Street Corp	$10,200
10,467		Sterling Bancorp	254
29,268		Sterling Bancshares, Inc	416
13,845		Sterling Financial Corp (Pennsylvania)	360
14,646	*	Sterling Financial Corp (Spokane)	523
5,160	*	Sun Bancorp, Inc (New Jersey)	118
227,377		SunTrust Banks, Inc	16,387
209,445		Synovus Financial Corp	5,835
2,365		Taylor Capital Group, Inc	77
96,336		TCF Financial Corp	2,616
58,534	*	TD Banknorth, Inc	1,829
13,823	*	Texas Capital Bancshares, Inc	290
26,110		Texas Regional Bancshares, Inc (Class A)	786
14,873		TierOne Corp	350
7,259		Trico Bancshares	152
48,926		Trustco Bank Corp NY	562
32,336		Trustmark Corp	938
1,306,727		U.S. Bancorp	37,660
8,429		U.S.B. Holding Co, Inc	187
29,273		UCBH Holdings, Inc	1,168
10,916		UMB Financial Corp	621
29,155		Umpqua Holdings Corp	681
5,130		Union Bankshares Corp	164
40,245		UnionBanCal Corp	2,465
24,707		United Bankshares, Inc	819
18,439		United Community Banks, Inc	438
18,456		United Community Financial Corp	205
4,920		Univest Corp of Pennsylvania	196
14,142		Unizan Financial Corp	368
65,373		Valley National Bancorp	1,685
4,130	*	Virginia Commerce Bancorp	112
4,624		Virginia Financial Group, Inc	152
71,141		W Holding Co, Inc	716
1,109,205		Wachovia Corp	56,470
59,428		Washington Federal, Inc	1,385
8,575		Washington Trust Bancorp, Inc	236
36,387		Webster Financial Corp	1,652
1,164,920		Wells Fargo & Co	69,662
11,900		Wesbanco, Inc	327
11,085		West Bancorporation	189
10,009	e	West Coast Bancorp	238
21,845		Westamerica Bancorp	1,131
4,176	e*	Western Sierra Bancorp	143
28,800		Whitney Holding Corp	1,282
49,013		Wilmington Trust Corp	1,720
9,638		Wilshire Bancorp, Inc	126
16,422		Wintrust Financial Corp	773
4,467		WSFS Financial Corp	235
5,372		Yardville National Bancorp	175
62,937		Zions Bancorp	4,344

		TOTAL DEPOSITORY INSTITUTIONS	856,327

EATING AND DRINKING PLACES - 0.75%
55,048		Applebee's International, Inc	1,517
73,400	e	Aramark Corp (Class B)	1,929
7,193	*	BJ's Restaurants, Inc	139
22,977		Bob Evans Farms, Inc	539
64,542	*	Brinker International, Inc	2,338
3,685	*	Buffalo Wild Wings, Inc	139
12,396	*	California Pizza Kitchen, Inc	291
36,937		CBRL Group, Inc	1,525

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

24,364	*	CEC Entertainment, Inc	$892
33,545	*	CKE Restaurants, Inc	532
13,338	*	Cosi, Inc	91
112,192		Darden Restaurants, Inc	3,442
7,268	*	Dave & Buster's, Inc	136
19,800		Domino's Pizza, Inc	370
13,878		IHOP Corp	662
25,157	*	Jack In The Box, Inc	933
39,881	e*	Krispy Kreme Doughnuts, Inc	304
17,584		Landry's Restaurants, Inc	509
9,944		Lone Star Steakhouse & Saloon, Inc	287
868,860		McDonald's Corp	27,056
14,289	*	O'Charley's, Inc	311
41,799		Outback Steakhouse, Inc	1,914
17,303	*	P.F. Chang's China Bistro, Inc	1,035
7,537	*	Papa John's International, Inc	262
23,331	*	Rare Hospitality International, Inc	720
7,759	*	Red Robin Gourmet Burgers, Inc	395
43,153		Ruby Tuesday, Inc	1,048
28,133	*	Ryan's Restaurant Group, Inc	409
38,631	*	Sonic Corp	1,290
3,100	*	Texas Roadhouse, Inc (Class A)	87
53,482	*	The Cheesecake Factory, Inc	1,896
15,752	*	The Steak N Shake Co	305
7,551		Triarc Cos (Class A)	107
17,302	e	Triarc Cos (Class B)	239
78,607		Wendy's International, Inc	3,069
200,854		Yum! Brands, Inc	10,406

		TOTAL EATING AND DRINKING PLACES	67,124

EDUCATIONAL SERVICES - 0.20%
103,103	*	Apollo Group, Inc (Class A)	7,636
66,853	*	Career Education Corp	2,290
65,669	*	Corinthian Colleges, Inc	1,032
43,448	*	DeVry, Inc	822
51,227	*	Education Management Corp	1,432
29,637	*	ITT Educational Services, Inc	1,437
28,877	*	Laureate Education, Inc	1,236
5,840	*	Learning Tree International, Inc	84
10,220	*	Princeton Review, Inc	56
11,925		Strayer Education, Inc	1,351
9,162	*	Universal Technical Institute, Inc	337

		TOTAL EDUCATIONAL SERVICES	17,713

ELECTRIC, GAS, AND SANITARY SERVICES - 3.92%
437,075	*	AES Corp	7,159
50,600		AGL Resources, Inc	1,767
94,151	e*	Allegheny Energy, Inc	1,945
25,859		Allete, Inc	1,082
80,053		Alliant Energy Corp	2,144
195,181	e*	Allied Waste Industries, Inc	1,427
135,584	e	Ameren Corp	6,645
275,059		American Electric Power Co, Inc	9,369
9,750		American States Water Co	247
65,948		Aqua America, Inc	1,606
152,020	*	Aquila, Inc	582
53,977		Atmos Energy Corp	1,457
32,312		Avista Corp	565
21,128		Black Hills Corp	699

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

11,407		California Water Service Group	$381
293,222	e*	Calpine Corp	821
7,300		Cascade Natural Gas Corp	146
13,533	e*	Casella Waste Systems, Inc (Class A)	179
180,524		Centerpoint Energy, Inc	2,172
7,731		Central Vermont Public Service Corp	174
10,300		CH Energy Group, Inc	471
124,800		Cinergy Corp	5,057
238,936		Citizens Communications Co	3,092
31,039		Cleco Corp	661
128,225	*	CMS Energy Corp	1,672
5,094		Connecticut Water Service, Inc	127
168,248	e	Consolidated Edison, Inc	7,097
115,762		Constellation Energy Group, Inc	5,985
1,536		Crosstex Energy, Inc	67
235,086	e	Dominion Resources, Inc	17,497
84,208		DPL, Inc	2,105
121,573		DTE Energy Co	5,529
627,407	e	Duke Energy Corp	17,574
60,600	e	Duquesne Light Holdings, Inc	1,086
6,601	*	Duratek, Inc	132
183,465	*	Dynegy, Inc (Class A)	717
222,038		Edison International	7,709
441,609		El Paso Corp	4,672
32,824	*	El Paso Electric Co	624
16,843	e	Empire District Electric Co	392
23,639		Energen Corp	1,574
104,520		Energy East Corp	2,741
4,326		EnergySouth, Inc	124
148,050		Entergy Corp	10,461
41,773		Equitable Resources, Inc	2,399
455,803		Exelon Corp	20,917
229,488		FirstEnergy Corp	9,627
257,102		FPL Group, Inc	10,323
52,200		Great Plains Energy, Inc	1,596
56,266		Hawaiian Electric Industries, Inc	1,436
28,600		Idacorp, Inc	811
111,183		KeySpan Corp	4,333
66,490		Kinder Morgan, Inc	5,033
13,500		Laclede Group, Inc	394
83,858		MDU Resources Group, Inc	2,316
11,800		MGE Energy, Inc	391
6,822		Middlesex Water Co	124
52,617		National Fuel Gas Co	1,504
20,377		New Jersey Resources Corp	887
29,141		Nicor, Inc	1,081
175,586		NiSource, Inc	4,002
89,153		Northeast Utilities	1,718
19,700		Northwest Natural Gas Co	713
51,769	*	NRG Energy, Inc	1,768
39,808		NSTAR	2,162
64,538		OGE Energy Corp	1,739
66,807		Oneok, Inc	2,059
17,076		Otter Tail Corp	428
29,727		Peoples Energy Corp	1,246
126,856		Pepco Holdings, Inc	2,663
272,447		PG&E Corp	9,290
56,268		Piedmont Natural Gas Co, Inc	1,296
60,116		Pinnacle West Capital Corp	2,556
39,454		PNM Resources, Inc	1,053
128,713		PPL Corp	6,949
171,770		Progress Energy, Inc	7,206
34,100	v*	Progress Energy, Inc (Cvo)	0

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

161,457	e	Public Service Enterprise Group, Inc	$8,782
75,642		Puget Energy, Inc	1,667
56,235		Questar Corp	3,332
196,028	*	Reliant Resources, Inc	2,231
108,249		Republic Services, Inc	3,624
9,467		Resource America, Inc (Class A)	332
79,034		SCANA Corp	3,021
141,406		Sempra Energy	5,634
77,495	*	Sierra Pacific Resources	833
4,200	e	SJW Corp	148
9,000		South Jersey Industries, Inc	508
511,188		Southern Co	16,271
45,673	*	Southern Union Co	1,147
26,697		Southwest Gas Corp	645
11,715		Southwest Water Co	122
30,357	*	Stericycle, Inc	1,342
138,313	e	TECO Energy, Inc	2,169
166,353		TXU Corp	13,247
33,305		UGI Corp	1,513
8,146		UIL Holdings Corp	413
26,234		Unisource Energy Corp	812
52,311		Vectren Corp	1,394
34,556	*	Waste Connections, Inc	1,201
398,300		Waste Management, Inc	11,491
56,199		Westar Energy, Inc	1,216
34,421		Western Gas Resources, Inc	1,186
34,425		WGL Holdings, Inc	1,066
383,550		Williams Cos, Inc	7,215
84,126		Wisconsin Energy Corp	2,986
27,300		WPS Resources Corp	1,445
265,748		Xcel Energy, Inc	4,566

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	349,312

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.63%
16,688	*	Actel Corp	257
41,387		Adtran, Inc	730
13,732	*	Advanced Energy Industries, Inc	133
242,679	*	Advanced Micro Devices, Inc	3,912
42,569	*	Aeroflex, Inc	397
327,602	*	Agere Systems, Inc (Class A)	468
830,693	*	Agere Systems, Inc (Class B)	1,180
14,300	*	Alliance Semiconductor Corp	36
260,676	*	Altera Corp	5,156
115,549		American Power Conversion Corp	3,017
15,806	*	American Superconductor Corp	158
49,800		Ametek, Inc	2,004
20,228	*	AMIS Holdings, Inc	228
84,871	*	Amkor Technology, Inc	328
44,454		Amphenol Corp (Class A)	1,647
259,961	e	Analog Devices, Inc	9,395
14,600	*	Anaren Microwave, Inc	177
12,623	*	Applica, Inc	64
200,958	*	Applied Micro Circuits Corp	661
6,254		Applied Signal Technology, Inc	143
73,080	*	Arris Group, Inc	505
22,286	*	Artesyn Technologies, Inc	194
6,018	*	Atheros Communications, Inc	62
272,705	*	Atmel Corp	804
20,230	*	ATMI, Inc	507
51,631	*	Avanex Corp	67
34,410	e	AVX Corp	422

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

21,662		Baldor Electric Co	$559
7,316		Bel Fuse, Inc (Class B)	222
26,842	*	Benchmark Electronics, Inc	854
805	e*	Bookham, Inc	3
170,752	*	Broadcom Corp (Class A)	5,109
49,930	e*	Broadwing Corp	207
16,467		C&D Technologies, Inc	165
19,668	*	California Micro Devices Corp	99
53,951	*	Capstone Turbine Corp	84
19,466	*	Carrier Access Corp	116
3,475	*	Catapult Communications Corp	74
27,880	e*	C-COR, Inc	170
18,610	*	Ceradyne, Inc	416
25,221	*	Checkpoint Systems, Inc	426
4,600	*	Cherokee International Corp	32
368,030	*	CIENA Corp	633
9,213	*	Comtech Telecommunications	480
137,064	*	Comverse Technology, Inc	3,457
300,366	*	Conexant Systems, Inc	451
52,959	*	Cree, Inc	1,152
23,637	e	CTS Corp	307
14,434		Cubic Corp	273
79,991	*	Cypress Semiconductor Corp	1,008
16,909	*	DDi Corp	47
10,894	*	Digital Theater Systems, Inc	197
4,633	*	Diodes, Inc	126
20,547	*	Ditech Communications Corp	256
18,900	*	Dolby Laboratories, Inc (Class A)	444
19,133	*	DSP Group, Inc	493
9,494	e*	Dupont Photomasks, Inc	253
124,145	*	Eagle Broadband, Inc	42
23,952	*	Electro Scientific Industries, Inc	464
292,195	e	Emerson Electric Co	18,972
7,184	*	EMS Technologies, Inc	98
51,414	*	Energizer Holdings, Inc	3,075
18,956	*	Energy Conversion Devices, Inc	431
3,600	*	EnerSys	47
34,556	e*	Entegris, Inc	342
21,719	*	ESS Technology, Inc	114
26,200	*	Exar Corp	351
92,284	*	Fairchild Semiconductor International, Inc	1,415
107,194	e*	Finisar Corp	134
10,133		Franklin Electric Co, Inc	382
265,583	*	Freescale Semiconductor, Inc (Class B)	4,581
50,827	e*	FuelCell Energy, Inc	507
160,091	*	Gemstar-TV Guide International, Inc	696
7,278,358		General Electric Co	262,458
24,302	*	Genesis Microchip, Inc	351
8,077	*	Genlyte Group, Inc	727
88,841	*	GrafTech International Ltd	506
40,520		Harman International Industries, Inc	3,584
54,755	*	Harmonic, Inc	523
91,962		Harris Corp	3,003
17,100		Helix Technology Corp	265
27,300	*	Hexcel Corp	423
42,003		Hubbell, Inc (Class B)	2,146
16,902	*	Hutchinson Technology, Inc	588
51,554	*	Integrated Circuit Systems, Inc	986
68,585	*	Integrated Device Technology, Inc	825
29,333	*	Integrated Silicon Solution, Inc	197
4,462,477	e	Intel Corp	103,663
43,866	*	Interdigital Communications Corp	672
43,548	*	International Rectifier Corp	1,981

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

98,662		Intersil Corp (Class A)	$1,709
13,338		Inter-Tel, Inc	327
23,293	*	InterVoice, Inc	262
12,178	*	IXYS Corp	139
115,191	*	Jabil Circuit, Inc	3,285
910,368	*	JDS Uniphase Corp	1,520
57,438	*	Kemet Corp	445
45,800	*	Kopin Corp	141
70,054		L-3 Communications Holdings, Inc	4,975
6,511	*	LaserCard Corp	32
73,339	*	Lattice Semiconductor Corp	394
7,581	e*	Lifeline Systems, Inc	230
213,817		Linear Technology Corp	8,191
14,304	*	Littelfuse, Inc	410
12,960		LSI Industries, Inc	146
264,221	*	LSI Logic Corp	1,477
15,353	*	Magnetek, Inc	82
31,859	*	Mattson Technology, Inc	253
220,510	e	Maxim Integrated Products, Inc	9,012
57,712		Maytag Corp	806
76,154	*	McData Corp (Class A)	287
8,691	*	Medis Technologies Ltd	125
48,883	e*	MEMC Electronic Materials, Inc	657
13,858	e*	Mercury Computer Systems, Inc	382
11,672	e*	Merix Corp	131
23,004		Methode Electronics, Inc	279
6,806	*	Metrologic Instruments, Inc	153
44,348	*	Micrel, Inc	409
145,029		Microchip Technology, Inc	3,772
400,021	*	Micron Technology, Inc	4,136
38,538	*	Microsemi Corp	628
34,888	*	Microtune, Inc	150
12,078	*	Microvision, Inc	70
26,556	*	MIPS Technologies, Inc	305
16,021	e*	Mobility Electronics, Inc	112
97,633		Molex, Inc	2,574
15,035	*	Monolithic System Technology, Inc	88
17,933	*	Moog, Inc (Class A)	811
1,614,912		Motorola, Inc	24,175
68,179	*	MRV Communications, Inc	220
5,200	*	Multi-Fineline Electronix, Inc	92
36,142	*	Mykrolis Corp	517
3,138		National Presto Industries, Inc	126
243,020		National Semiconductor Corp	5,009
30,149	*	NMS Communications Corp	129
99,647	*	Novellus Systems, Inc	2,664
114,273	*	Nvidia Corp	2,715
39,361	*	Omnivision Technologies, Inc	596
77,999	*	ON Semiconductor Corp	308
58,061	e*	Openwave Systems, Inc	708
69,318	*	Oplink Communications, Inc	109
11,903	*	Optical Communication Products, Inc	21
8,504	*	OSI Systems, Inc	149
25,527	*	Paradyne Networks, Inc	53
11,250	e	Park Electrochemical Corp	228
14,362	*	Pericom Semiconductor Corp	123
21,082	*	Photronics, Inc	382
30,850	*	Pixelworks, Inc	251
31,866		Plantronics, Inc	1,213
27,907	*	Plexus Corp	321
33,299	*	Plug Power, Inc	220
12,816	*	PLX Technology, Inc	135
125,097	e*	PMC-Sierra, Inc	1,101

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

65,589	*	Polycom, Inc	$1,112
8,900	e*	Portalplayer, Inc	203
3,961	*	Powell Industries, Inc	73
18,050	*	Power Integrations, Inc	377
42,183	*	Power-One, Inc	205
68,049	*	Powerwave Technologies, Inc	527
65,373	*	QLogic Corp	2,648
1,117,331		Qualcomm, Inc	40,950
65,900	*	Rambus, Inc	993
10,032	e	Raven Industries, Inc	205
22,850	*	Rayovac Corp	951
15,408		Regal-Beloit Corp	444
41,093	*	Remec, Inc	217
120,454	*	RF Micro Devices, Inc	629
122,262		Rockwell Collins, Inc	5,818
10,742	*	Rogers Corp	430
368,386	*	Sanmina-SCI Corp	1,923
30,303	*	SBA Communications Corp	278
9,662	*	SBS Technologies, Inc	108
105,076		Scientific-Atlanta, Inc	2,965
15,855	*	Seachange International, Inc	205
53,085	*	Semtech Corp	949
15,943	*	Sigmatel, Inc	597
56,384	*	Silicon Image, Inc	567
23,882	*	Silicon Laboratories, Inc	710
59,467	*	Silicon Storage Technology, Inc	221
3,900	*	Siliconix, Inc	138
16,315	*	Sipex Corp	38
855,298	e*	Sirius Satellite Radio, Inc	4,807
124,020	*	Skyworks Solutions, Inc	788
15,066		Smith (A.O.) Corp	435
15,217	e*	Spatialight, Inc	77
12,943		Spectralink Corp	183
6,624	*	Staktek Holdings, Inc	26
11,928	*	Standard Microsystems Corp	207
10,079	*	Stoneridge, Inc	123
54,234	*	Stratex Networks, Inc	100
1,580	*	Suntron Corp	3
6,187	*	Supertex, Inc	113
113,168	*	Sycamore Networks, Inc	403
29,088	*	Symmetricom, Inc	323
20,067	*	Synaptics, Inc	466
37,572		Technitrol, Inc	561
33,493	*	Tekelec	534
326,966	*	Tellabs, Inc	2,387
41,800	*	Terayon Communication Systems, Inc	129
18,418	*	Tessera Technologies, Inc	796
1,195,152		Texas Instruments, Inc	30,464
38,340	*	Thomas & Betts Corp	1,238
96,550	*	Transmeta Corp	90
17,747	e*	Trident Microsystems, Inc	314
22,180	*	Tripath Technology, Inc	20
88,231	e*	Triquint Semiconductor, Inc	298
36,119	*	TTM Technologies, Inc	378
6,706	*	Ulticom, Inc	75
9,100	*	Ultralife Batteries, Inc	156
13,484	*	Universal Display Corp	94
8,900	*	Universal Electronics, Inc	150
63,729	e*	UTStarcom, Inc	698
35,497	e*	Valence Technology, Inc	109
23,535	*	Varian Semiconductor Equipment Associates, Inc	895
87,395	e*	Verso Technologies, Inc	31
1	*	Vialta, Inc	0

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

13,862	*	Viasat, Inc	$259
12,845		Vicor Corp	134
103,765	*	Vishay Intertechnology, Inc	1,290
140,709	*	Vitesse Semiconductor Corp	377
7,050	e*	Volterra Semiconductor Corp	95
31,906	*	Westell Technologies, Inc	176
46,121		Whirlpool Corp	3,124
13,854	*	Wilson Greatbatch Technologies, Inc	253
7,810		Woodhead Industries, Inc	106
235,600		Xilinx, Inc	6,887
29,327	*	Zhone Technologies, Inc	75

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	680,512

ENGINEERING AND MANAGEMENT SERVICES - 0.82%
15,500	*	Accelrys, Inc	92
11,469	*	Advisory Board Co	501
39,174	e*	Affymetrix, Inc	1,678
29,159	*	Answerthink, Inc	120
16,445	e*	Antigenics, Inc	110
47,340	*	Applera Corp (Celera Genomics Group)	485
40,510	*	Ariad Pharmaceuticals, Inc	227
41,818	e*	Axonyx, Inc	51
102,090	*	BearingPoint, Inc	895
114,346	e*	Celgene Corp	3,893
46,548	*	Century Business Services, Inc	191
6,588	*	Charles River Associates, Inc	325
14,900	*	Ciphergen Biosystems, Inc	41
8,623	e*	Cornell Cos, Inc	109
25,499		Corporate Executive Board Co	1,631
29,201	*	Corrections Corp of America	1,127
40,828	*	Covance, Inc	1,944
27,533	*	CuraGen Corp	115
25,595	*	CV Therapeutics, Inc	521
37,029	*	Decode Genetics, Inc	211
15,989	*	DiamondCluster International, Inc	257
55,196	*	Digitas, Inc	557
16,593	*	Diversa Corp	83
16,971	*	Dyax Corp	55
35,921	*	eResearch Technology, Inc	423
40,826	*	Exelixis, Inc	277
3,900	*	Exponent, Inc	93
57,258		Fluor Corp	3,174
9,100	*	Forrester Research, Inc	128
27,589	*	FTI Consulting, Inc	569
35,157	*	Gartner, Inc (Class A)	336
10,499	*	Gartner, Inc (Class B)	98
5,751	*	Genencor International, Inc	111
32,292	*	Gen-Probe, Inc	1,439
346,048	e	Halliburton Co	14,967
27,898	*	Hewitt Associates, Inc	742
65,652	*	Incyte Corp	448
5,585	*	Infrasource Services, Inc	67
36,764	*	Jacobs Engineering Group, Inc	1,909
18,029	*	Keryx Biopharmaceuticals, Inc	241
13,688	*	Kosan Biosciences, Inc	56
5,267		Landauer, Inc	250
8,460	*	LECG Corp	166
41,063	*	Lexicon Genetics, Inc	210
18,419	*	Lifecell Corp	164
17,384	*	Luminex Corp	131
18,354	*	Maxim Pharmaceuticals, Inc	32

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

12,795	e	MAXIMUS, Inc	$429
16,427	*	Maxygen, Inc	141
87,726		Moody's Corp	7,094
4,600	e*	MTC Technologies, Inc	150
23,508	*	Myriad Genetics, Inc	432
30,657	e*	Navigant Consulting, Inc	835
11,157	e*	Neopharm, Inc	87
39,347	*	Oscient Pharmaceuticals Corp	92
17,955	*	Parexel International Corp	422
230,384		Paychex, Inc	7,561
17,567	*	Per-Se Technologies, Inc	270
32,056	*	Pharmaceutical Product Development, Inc	1,553
57,010	e*	Pharmos Corp	36
25,516	*	PRG-Schultz International, Inc	128
55,892		Quest Diagnostics, Inc	5,876
14,653	*	Regeneration Technologies, Inc	151
24,599	*	Regeneron Pharmaceuticals, Inc	126
30,780	*	Resources Connection, Inc	644
8,781	*	Rigel Pharmaceuticals, Inc	141
25,064	*	Seattle Genetics, Inc	129
11,984	*	SFBC International, Inc	422
10,441	*	Sourcecorp	210
18,240	*	Symyx Technologies, Inc	402
5,000	*	Tejon Ranch Co	223
28,323	*	Telik, Inc	427
43,733	*	Tetra Tech, Inc	552
23,542	*	Transkaryotic Therapies, Inc	588
7,844	*	TRC Cos, Inc	115
10,112	*	Trimeris, Inc	114
20,333	*	URS Corp	585
11,972	*	Ventiv Health, Inc	275
16,335	*	Washington Group International, Inc	735
21,746	e	Watson Wyatt & Co Holdings	591

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	72,786

FABRICATED METAL PRODUCTS - 0.62%
25,798	e*	Alliant Techsystems, Inc	1,843
77,011		Ball Corp	3,194
9,943		CIRCOR International, Inc	245
38,140		Commercial Metals Co	1,293
34,150		Crane Co	983
109,365	*	Crown Holdings, Inc	1,702
164,294		Danaher Corp	8,775
4,631	*	Drew Industries, Inc	174
15,890	*	Griffon Corp	340
5,289		Gulf Island Fabrication, Inc	124
26,893		Harsco Corp	1,603
173,064		Illinois Tool Works, Inc	15,494
18,180	*	Intermagnetics General Corp	443
58,219	*	Jacuzzi Brands, Inc	568
4,624		Lifetime Hoan Corp	72
297,884		Masco Corp	10,328
9,305	*	Mobile Mini, Inc	376
18,023	*	NCI Building Systems, Inc	696
48,724	*	Shaw Group, Inc	1,062
7,037		Silgan Holdings, Inc	457
29,796		Simpson Manufacturing Co, Inc	921
41,402		Snap-On, Inc	1,316
46,164		Stanley Works	2,090
14,300		Sturm Ruger & Co, Inc	99
33,818	e*	Taser International, Inc	406

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

9,583		Valmont Industries, Inc	$214
6,434	*	Water Pik Technologies, Inc	127
15,541		Watts Water Technologies, Inc (Class A)	507

		TOTAL FABRICATED METAL PRODUCTS	55,452

FISHING, HUNTING, AND TRAPPING - 0.00%
3,415	*	Omega Protein Corp	23

		TOTAL FISHING, HUNTING, AND TRAPPING	23

FOOD AND KINDRED PRODUCTS - 3.03%
10,400	e	American Italian Pasta Co (Class A)	285
556,363		Anheuser-Busch Cos, Inc	26,366
397,806		Archer Daniels Midland Co	9,778
5,099	*	Boston Beer Co, Inc (Class A)	112
10,813	e	Cal-Maine Foods, Inc	85
161,873		Campbell Soup Co	4,698
2,568		Coca-Cola Bottling Co Consolidated	134
1,456,233		Coca-Cola Co	60,681
163,870		Coca-Cola Enterprises, Inc	3,363
365,980		Conagra Foods, Inc	9,889
59,460	*	Constellation Brands, Inc (Class A)	3,144
48,270		Corn Products International, Inc	1,255
43,973	e*	Darling International, Inc	175
102,878	*	Dean Foods Co	3,529
121,988	*	Del Monte Foods Co	1,324
5,320		Farmer Brothers Co	127
23,187		Flowers Foods, Inc	654
201,579		General Mills, Inc	9,908
244,595		H.J. Heinz Co	9,011
3,894	*	Hansen Natural Corp	234
86,691	*	Hercules, Inc	1,256
120,078		Hershey Foods Corp	7,260
57,273		Hormel Foods Corp	1,782
4,179		J & J Snack Foods Corp	196
42,574		J.M. Smucker Co	2,141
168,457		Kellogg Co	7,289
182,402		Kraft Foods, Inc (Class A)	6,028
19,910		Lancaster Colony Corp	847
16,633		Lance, Inc	267
6,664	*	M&F Worldwide Corp	89
97,260	e	McCormick & Co, Inc (Non-Vote)	3,349
5,126		MGP Ingredients, Inc	43
27,003		Molson Coors Brewing Co (Class B)	2,084
4,670	*	National Beverage Corp	38
7,615	*	Peets Coffee & Tea, Inc	188
104,202		Pepsi Bottling Group, Inc	2,902
45,893		PepsiAmericas Inc	1,040
1,180,545		PepsiCo, Inc	62,604
13,800		Pilgrim's Pride Corp	493
19,212		Ralcorp Holdings, Inc	910
6,677		Sanderson Farms, Inc	289
544,178		Sara Lee Corp	12,059
29,851		Sensient Technologies Corp	644
55,699	*	Smithfield Foods, Inc	1,757
17,645		Tootsie Roll Industries, Inc	529
19,746		Topps Co, Inc	182
145,374		Tyson Foods, Inc (Class A)	2,425
108,657		Wrigley (Wm.) Jr Co	7,125

		TOTAL FOOD AND KINDRED PRODUCTS	270,568

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

FOOD STORES - 0.46%
20,392	*	7-Eleven, Inc	$490
251,114	e	Albertson's, Inc	5,186
837		Arden Group, Inc (Class A)	59
10,716	e*	Great Atlantic & Pacific Tea Co, Inc	160
6,684		Ingles Markets, Inc (Class A)	89
505,065	*	Kroger Co	8,096
18,398	*	Panera Bread Co (Class A)	1,040
7,519	*	Pantry, Inc	233
19,634	*	Pathmark Stores, Inc	124
26,700		Ruddick Corp	618
307,571	*	Safeway, Inc	5,699
272,239	*	Starbucks Corp	14,064
7,145		Weis Markets, Inc	263
43,280	e	Whole Foods Market, Inc	4,420
19,665	e*	Wild Oats Markets, Inc	209

		TOTAL FOOD STORES	40,750

FORESTRY - 0.13%
164,974		Weyerhaeuser Co	11,301

		TOTAL FORESTRY	11,301

FURNITURE AND FIXTURES - 0.28%
7,089		Bassett Furniture Industries, Inc	140
21,530		Ethan Allen Interiors, Inc	689
37,765		Furniture Brands International, Inc	824
56,568		Herman Miller, Inc	1,704
39,554		Hillenbrand Industries, Inc	2,194
42,199		HNI Corp	1,897
4,438		Hooker Furniture Corp	84
28,400	*	Interface, Inc (Class A)	194
129,528		Johnson Controls, Inc	7,222
18,600		Kimball International, Inc (Class B)	270
35,728		La-Z-Boy, Inc	498
129,098		Leggett & Platt, Inc	3,728
189,487		Newell Rubbermaid, Inc	4,157
29,294	*	Select Comfort Corp	599
3,625		Stanley Furniture Co, Inc	171
31,280		Steelcase, Inc (Class A)	432
17,300	e*	Tempur-Pedic International, Inc	323

		TOTAL FURNITURE AND FIXTURES	25,126

FURNITURE AND HOMEFURNISHINGS STORES - 0.36%
207,221	*	Bed Bath & Beyond, Inc	7,572
181,635		Best Buy Co, Inc	9,810
131,168		Circuit City Stores, Inc (Circuit City Group)	2,105
14,018	*	Cost Plus, Inc	377
8,547	*	Electronics Boutique Holdings Corp	367
25,345	*	GameStop Corp (Class B)	565
15,783	*	Guitar Center, Inc	865
12,729		Haverty Furniture Cos, Inc	194
6,676	*	Kirkland's, Inc	74
29,287	*	Linens 'n Things, Inc	727
34,612	*	Mohawk Industries, Inc	2,918

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

59,455		Pier 1 Imports, Inc	$1,084
109,262		RadioShack Corp	2,677
17,052	*	Restoration Hardware, Inc	97
23,041	*	The Bombay Co, Inc	122
15,057	*	Trans World Entertainment Corp	222
61,450	*	Williams-Sonoma, Inc	2,258

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	32,034

GENERAL BUILDING CONTRACTORS - 0.47%
32,328	e	Beazer Homes U.S.A., Inc	1,612
10,425		Brookfield Homes Corp	440
83,478		Centex Corp	4,781
213,077		D.R. Horton, Inc	6,230
2,549	*	Dominion Homes, Inc	43
21,543	*	Hovnanian Enterprises, Inc (Class A)	1,099
24,754	e	KB Home	2,908
84,174		Lennar Corp (Class A)	4,771
5,826		Lennar Corp (Class B)	307
9,930		Levitt Corp (Class A)	255
10,057		M/I Homes, Inc	492
19,652		MDC Holdings, Inc	1,369
16,520	*	Meritage Homes Corp	973
3,699	e*	NVR, Inc	2,904
11,355	e*	Palm Harbor Homes, Inc	185
10,972	*	Perini Corp	151
71,352		Pulte Homes, Inc	5,254
33,192		Ryland Group, Inc	2,059
22,523		Standard-Pacific Corp	1,626
9,461		Technical Olympic U.S.A., Inc	286
31,776	e*	Toll Brothers, Inc	2,506
18,318		Walter Industries, Inc	779
26,339	*	WCI Communities, Inc	792
3,932	e*	William Lyon Homes, Inc	302

		TOTAL GENERAL BUILDING CONTRACTORS	42,124

GENERAL MERCHANDISE STORES - 2.13%
31,592	*	99 Cents Only Stores	416
93,903	*	Big Lots, Inc	1,129
46,118	*	BJ's Wholesale Club, Inc	1,432
3,353		Bon-Ton Stores, Inc	61
12,993	*	Brookstone, Inc	211
6,300	e*	Cabela's, Inc	130
32,653		Casey's General Stores, Inc	587
4,489	*	Conn's, Inc	84
315,104		Costco Wholesale Corp	13,921
41,041	e	Dillard's, Inc (Class A)	1,104
204,316		Dollar General Corp	4,477
79,316	*	Dollar Tree Stores, Inc	2,279
104,325		Family Dollar Stores, Inc	3,167
118,097	e	Federated Department Stores, Inc	7,516
25,464		Fred's, Inc	437
3,708	e*	Gander Mountain Co	49
163,082		J.C. Penney Co, Inc	8,467
205,046	*	Kohl's Corp	10,587
198,531		May Department Stores Co	7,350
22,503		Neiman Marcus Group, Inc (Class A)	2,059
7,201		Neiman Marcus Group, Inc (Class B)	650
8,575	*	Retail Ventures, Inc	78
100,210		Saks, Inc	1,809

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

24,723	*	ShopKo Stores, Inc	$549
21,242	*	Stein Mart, Inc	478
629,513		Target Corp	31,488
16,682	*	Tuesday Morning Corp	482
1,769,850		Wal-Mart Stores, Inc	88,687

		TOTAL GENERAL MERCHANDISE STORES	189,684

HEALTH SERVICES - 1.04%
35,821	*	Accredo Health, Inc	1,591
9,161	*	Amedisys, Inc	277
6,892	*	America Service Group, Inc	153
25,547	e*	American Healthways, Inc	844
24,202	*	Amsurg Corp	612
34,626	*	Apria Healthcare Group, Inc	1,111
95,825	*	Beverly Enterprises, Inc	1,186
4,994	*	Bio-Reference Labs, Inc	70
317,299	*	Caremark Rx, Inc	12,622
41,261	*	Community Health Systems, Inc	1,440
4,011	*	Corvel Corp	86
70,949	*	Coventry Health Care, Inc	4,834
18,082	*	Cross Country Healthcare, Inc	303
65,475	*	DaVita, Inc	2,740
15,072	*	Enzo Biochem, Inc	217
45,628	*	Express Scripts, Inc	3,978
15,458	*	Genesis HealthCare Corp	663
16,401	*	Gentiva Health Services, Inc	265
290,840		HCA, Inc	15,580
167,536		Health Management Associates, Inc (Class A)	4,386
37,552		Hooper Holmes, Inc	143
20,875	*	Kindred Healthcare, Inc	733
11,050	*	LabOne, Inc	381
95,126	*	Laboratory Corp of America Holdings	4,585
15,308		LCA-Vision, Inc	510
28,136	*	LifePoint Hospitals, Inc	1,233
70,072	*	Lincare Holdings, Inc	3,099
20,151	*	Magellan Health Services, Inc	686
59,781		Manor Care, Inc	2,174
10,015	*	Matria Healthcare, Inc	308
3,907	*	Medcath Corp	114
184,944	*	Medco Health Solutions, Inc	9,168
4,992		National Healthcare Corp	171
24,349	*	NeighborCare, Inc	712
32,858	e*	OCA, Inc	140
29,429	*	Odyssey HealthCare, Inc	346
8,230	e	Option Care, Inc	169
17,780	*	Pediatrix Medical Group, Inc	1,220
36,791	*	Province Healthcare Co	886
10,625	*	Psychiatric Solutions, Inc	489
10,430	*	RehabCare Group, Inc	299
47,317	*	Renal Care Group, Inc	1,795
5,230	*	Specialty Laboratories, Inc	50
3,800	*	Stereotaxis, Inc	29
13,138	e*	Sunrise Senior Living, Inc	639
5,663	*	Symbion, Inc	121
327,337	*	Tenet Healthcare Corp	3,774
52,767	*	Triad Hospitals, Inc	2,644
21,325	*	United Surgical Partners International, Inc	976
33,473		Universal Health Services, Inc (Class B)	1,754
7,404	*	VistaCare, Inc (Class A)	152

		TOTAL HEALTH SERVICES	92,458

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.01%
21,500		Granite Construction, Inc	$565
16,849	*	Insituform Technologies, Inc (Class A)	244

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	809

HOLDING AND OTHER INVESTMENT OFFICES - 3.35%
8,966	e*	4Kids Entertainment, Inc	198
29,400		Aames Investment Corp	241
15,893		Acadia Realty Trust	256
21,607		Affordable Residential Communities	273
8,320		Alabama National Bancorp	515
1,423	*	Alexander's, Inc	344
14,150		Alexandria Real Estate Equities, Inc	911
90,976		Allied Capital Corp	2,374
54,586		AMB Property Corp	2,063
16,250	e	Amcore Financial, Inc	459
4,900		American Campus Communities, Inc	103
71,827		American Financial Realty Trust	1,051
29,200		American Home Mortgage Investment Corp	836
19,804		AMLI Residential Properties Trust	542
77,731		Annaly Mortgage Management, Inc	1,458
44,045		Anthracite Capital, Inc	491
38,245		Anworth Mortgage Asset Corp	365
62,691		Apartment Investment & Management Co (Class A)	2,332
40,193		Apollo Investment Corp	674
4,545		Arbor Realty Trust, Inc	112
129,762		Archstone-Smith Trust	4,426
43,004		Arden Realty, Inc	1,456
12,975		Ashford Hospitality Trust, Inc	132
47,287	e	AvalonBay Communities, Inc	3,163
5,125	*	Bancorp, Inc	72
9,615		Bedford Property Investors	210
30,300		BioMed Realty Trust, Inc	624
56,945		Boston Properties, Inc	3,430
38,557		Brandywine Realty Trust	1,095
35,274		BRE Properties, Inc (Class A)	1,245
39,597		Brookline Bancorp, Inc	590
33,159		Camden Property Trust	1,559
28,376		Capital Automotive REIT	940
14,669		Capital Lease Funding, Inc	162
1,773		Capital Southwest Corp	140
3,400		Capital Trust, Inc	113
6,345		Capitol Bancorp Ltd	192
11,529		Capstead Mortgage Corp	99
41,383		CarrAmerica Realty Corp	1,306
13,947	e	CBL & Associates Properties, Inc	997
10,667		Cedar Shopping Centers, Inc	152
30,800		Centerpoint Properties Trust	1,263
4,486		Cherokee, Inc	150
13,024	*	Circle Group Holdings, Inc	9
15,051	e	Colonial Properties Trust	578
39,005	e	Commercial Net Lease Realty, Inc	720
6,786		Community Banks, Inc	170
38,124	e	Cornerstone Realty Income Trust, Inc	378
30,033	e	Corporate Office Properties Trust	795
7,117		Correctional Properties Trust	180
29,339		Cousins Properties, Inc	759
51,454		Crescent Real Estate Equities Co	841
23,598		CRT Properties, Inc	514

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

68,050		Developers Diversified Realty Corp	$2,705
100,870		Duke Realty Corp	3,011
15,783		Eastgroup Properties, Inc	595
2,066	*	Enstar Group, Inc	124
18,156		Entertainment Properties Trust	752
30,386		Equity Inns, Inc	335
15,082	e	Equity Lifestyle Properties, Inc	532
276,468	e	Equity Office Properties Trust	8,330
23,115		Equity One, Inc	476
191,255		Equity Residential	6,160
15,015		Essex Property Trust, Inc	1,038
8,800		Extra Space Storage, Inc	119
33,704		Federal Realty Investment Trust	1,630
40,949	*	FelCor Lodging Trust, Inc	509
13,254	*	First Acceptance Corp	140
7,128		First Indiana Corp	172
32,100		First Industrial Realty Trust, Inc	1,214
83,529		First Niagara Financial Group, Inc	1,103
7,637		First Place Financial Corp	140
41,225		Fremont General Corp	907
91,328		Friedman Billings Ramsey Group, Inc	1,449
20,800		Gables Residential Trust	693
152,887		General Growth Properties, Inc	5,213
5,862		German American Bancorp	91
5,430		Gladstone Capital Corp	115
22,843		Glenborough Realty Trust, Inc	437
26,916		Glimcher Realty Trust	638
19,700		GMH Communities Trust	231
12,508		Government Properties Trust, Inc	125
2,900		Gramercy Capital Corp	57
10,348		Harris & Harris Group, Inc	125
92,422	e	Health Care Property Investors, Inc	2,169
35,228	e	Health Care REIT, Inc	1,127
31,420		Healthcare Realty Trust, Inc	1,145
18,169		Heritage Property Investment Trust	539
22,411		Highland Hospitality Corp	232
35,200		Highwoods Properties, Inc	944
22,915		Home Properties, Inc	889
7,900		HomeBanc Corp	70
43,929		Hospitality Properties Trust	1,774
239,260		Host Marriott Corp	3,962
115,742	e	HRPT Properties Trust	1,378
56,350	e	IMPAC Mortgage Holdings, Inc	1,081
29,188		Innkeepers U.S.A. Trust	377
27,187	e	Investors Real Estate Trust	254
90,800		iShares Russell 2 Index Fund	11,091
76,867		iStar Financial, Inc	3,165
21,005		Kilroy Realty Corp	859
68,156		Kimco Realty Corp	3,674
6,600		Kite Realty Group Trust	95
15,595		Kramont Realty Trust	365
127,978	*	La Quinta Corp	1,088
21,468		LaSalle Hotel Properties	624
37,107		Lexington Corporate Properties Trust	814
59,481		Liberty Property Trust	2,323
9,901		LTC Properties, Inc	172
31,753		Luminent Mortgage Capital, Inc	349
38,567		Macerich Co	2,055
40,532		Mack-Cali Realty Corp	1,717
22,007		Maguire Properties, Inc	526
73,858	*	Meristar Hospitality Corp	517
61,319		MFA Mortgage Investments, Inc	467
13,455		Mid-America Apartment Communities, Inc	491

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

35,371		Mills Corp	$1,871
11,592		Mission West Properties, Inc	123
13,900		MortgageIT Holdings, Inc	222
12,215		National Health Investors, Inc	317
43,757		Nationwide Health Properties, Inc	884
29,093		New Century Financial Corp	1,362
66,227	e	New Plan Excel Realty Trust	1,663
25,321		Newcastle Investment Corp	750
18,502		Novastar Financial, Inc	666
30,041		Omega Healthcare Investors, Inc	330
19,468		Oriental Financial Group, Inc	456
5,340		Origen Financial, Inc	37
26,388		Pan Pacific Retail Properties, Inc	1,498
11,623		Parkway Properties, Inc	543
23,118		Pennsylvania Real Estate Investment Trust	932
122,029		Plum Creek Timber Co, Inc	4,356
186,959		Popular, Inc	4,547
27,819		Post Properties, Inc	864
29,217		Prentiss Properties Trust	998
10,646		PrivateBancorp, Inc	334
124,433		Prologis	4,616
10,107		Prosperity Bancshares, Inc	268
11,482		PS Business Parks, Inc	463
57,453		Public Storage, Inc	3,271
20,254		RAIT Investment Trust	543
9,248		Ramco-Gershenson Properties	251
56,800		Realty Income Corp	1,300
51,625		Reckson Associates Realty Corp	1,585
13,865		Redwood Trust, Inc	710
39,916	e	Regency Centers Corp	1,901
9,617		Sandy Spring Bancorp, Inc	311
7,237		Saul Centers, Inc	232
39,710		Saxon Capital, Inc	683
44,868		Senior Housing Properties Trust	748
29,944		Shurgard Storage Centers, Inc (Class A)	1,227
110,699		Simon Property Group, Inc	6,706
28,036		SL Green Realty Corp	1,576
10,956		Sovran Self Storage, Inc	434
649,000		SPDR Trust Series 1	76,556
46,400		Spirit Finance Corp	504
4,600		Strategic Hotel Capital, Inc	68
7,140		Suffolk Bancorp	236
12,790		Sun Communities, Inc	458
18,600		Sunstone Hotel Investors, Inc	399
30,145	e	Susquehanna Bancshares, Inc	735
22,030		Tanger Factory Outlet Centers, Inc	485
6,498	*	Tarragon Realty Investors, Inc	131
32,222		Taubman Centers, Inc	894
62,964	e	Thornburg Mortgage, Inc	1,766
5,830		Tompkins Trustco, Inc	248
11,290		Town & Country Trust	299
71,461		Trizec Properties, Inc	1,358
14,730		Trustreet Properties, Inc	227
84,749		United Dominion Realty Trust, Inc	1,769
7,785		Universal Health Realty Income Trust	220
13,829		Urstadt Biddle Properties, Inc (Class A)	211
21,000		U-Store-It Trust	365
54,784		Ventas, Inc	1,367
66,023		Vornado Realty Trust	4,573
602,594		Washington Mutual, Inc	23,802
30,712		Washington Real Estate Investment Trust	883
50,451	e	Weingarten Realty Investors	1,741
3,341		Westfield Financial, Inc	84

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

15,128		Winston Hotels, Inc	$177

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	298,691

HOTELS AND OTHER LODGING PLACES - 0.40%
12,096		Ameristar Casinos, Inc	661
15,345	*	Bluegreen Corp	197
33,339		Boyd Gaming Corp	1,739
12,827		Choice Hotels International, Inc	795
5,556	*	Empire Resorts, Inc	40
262,566		Hilton Hotels Corp	5,868
14,400	*	Las Vegas Sands Corp	648
46,836	*	Mandalay Resort Group	3,301
12,791		Marcus Corp	262
132,020		Marriott International, Inc (Class A)	8,827
41,408	*	MGM Mirage	2,933
34,130	*	Pinnacle Entertainment, Inc	570
141,860		Starwood Hotels & Resorts Worldwide, Inc	8,516
12,856	*	Vail Resorts, Inc	325
21,545	e*	Wynn Resorts Ltd	1,459

		TOTAL HOTELS AND OTHER LODGING PLACES	36,141

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.96%
540,235		3M Co	46,293
5,902	*	Aaon, Inc	97
18,069	*	Actuant Corp	812
70,721	*	Adaptec, Inc	339
41,597	*	Advanced Digital Information Corp	341
62,956	*	AGCO Corp	1,149
17,575		Albany International Corp (Class A)	543
127,304		American Standard Cos, Inc	5,917
554,004	*	Apple Computer, Inc	23,085
1,157,612		Applied Materials, Inc	18,811
10,000	*	Astec Industries, Inc	221
5,035	*	ASV, Inc	200
39,136	*	Asyst Technologies, Inc	187
26,548	e*	Authentidate Holding Corp	106
31,792	*	Avocent Corp	816
76,728	*	Axcelis Technologies, Inc	560
229,791		Baker Hughes, Inc	10,223
52,297		Black & Decker Corp	4,131
11,587		Black Box Corp	433
2,333	*	Blount International, Inc	40
33,704		Briggs & Stratton Corp	1,227
28,891	*	Brooks Automation, Inc	439
9,000		Bucyrus International, Inc (Class A)	352
6,794		Cascade Corp	238
234,927		Caterpillar, Inc	21,482
54,695	*	Cirrus Logic, Inc	247
4,662,846	*	Cisco Systems, Inc	83,418
35,263	*	Cooper Cameron Corp	2,017
57,259	e*	Cray, Inc	146
26,695		Cummins, Inc	1,878
12,781	*	Cuno, Inc	657
24,200	*	Cymer, Inc	648
170,295		Deere & Co	11,432
1,746,425	*	Dell, Inc	67,098
52,295		Diebold, Inc	2,868
56,402		Donaldson Co, Inc	1,821
28,117	*	Dot Hill Systems Corp	167

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

139,787		Dover Corp	$5,283
4,445	*	Dril-Quip, Inc	137
102,310		Eaton Corp	6,691
34,739	*	Electronics For Imaging, Inc	620
1,662,156	*	EMC Corp	20,478
54,578	*	Emulex Corp	1,028
14,439		Engineered Support Systems, Inc	773
17,739	*	EnPro Industries, Inc	488
16,700	*	Esterline Technologies Corp	577
22,225	*	FalconStor Software, Inc	133
8,475	*	Flanders Corp	96
40,767	e*	Flowserve Corp	1,055
43,958	*	FMC Technologies, Inc	1,459
19,359	*	FSI International, Inc	82
13,011	*	Gardner Denver, Inc	514
163,392	*	Gateway, Inc	658
3,737	*	General Binding Corp	78
21,921	*	Global Power Equipment Group, Inc	210
6,143		Gorman-Rupp Co	132
45,355		Graco, Inc	1,831
80,723	*	Grant Prideco, Inc	1,950
1,999,283		Hewlett-Packard Co	43,864
10,422	*	Hydril	609
33,040	*	Hypercom Corp	156
33,298		IDEX Corp	1,344
25,661	*	InFocus Corp	147
1,162,899	d	International Business Machines Corp	106,266
237,416		International Game Technology	6,330
10,849	*	Intevac, Inc	102
33,625	*	Iomega Corp	144
63,486		ITT Industries, Inc	5,729
34,475		JLG Industries, Inc	743
50,478		Joy Global, Inc	1,770
9,545	*	Kadant, Inc	177
18,280		Kaydon Corp	574
23,859		Kennametal, Inc	1,133
22,805	*	Komag, Inc	510
40,500	e*	Kulicke & Soffa Industries, Inc	255
89,267	e*	Lam Research Corp	2,576
28,720		Lennox International, Inc	630
89,787	*	Lexmark International, Inc	7,180
25,105		Lincoln Electric Holdings, Inc	755
7,700		Lindsay Manufacturing Co	147
4,417		Lufkin Industries, Inc	213
20,406		Manitowoc Co, Inc	824
178,532	e*	Maxtor Corp	950
7,094	*	Maxwell Technologies, Inc	65
23,184	*	Micros Systems, Inc	851
2,893		Middleby Corp	143
47,673	e*	Milacron, Inc	145
15,800		Modine Manufacturing Co	463
3,039		Nacco Industries, Inc (Class A)	310
110,405	*	National Oilwell Varco, Inc	5,156
14,025	e*	Netgear, Inc	212
213,803	*	Network Appliance, Inc	5,914
17,199		Nordson Corp	633
23,832	*	Oil States International, Inc	490
14,105	e*	Omnicell, Inc	102
8,864	*	Overland Storage, Inc	130
86,703		Pall Corp	2,351
31,597	e*	PalmOne, Inc	802
81,590		Parker Hannifin Corp	4,970
23,812	*	Paxar Corp	508

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

65,424		Pentair, Inc	$2,552
164,284		Pitney Bowes, Inc	7,412
9,183	*	Planar Systems, Inc	83
19,405	e*	Presstek, Inc	150
16,399	*	ProQuest Co	593
117,629	*	Quantum Corp	342
6,900		Robbins & Myers, Inc	152
127,078		Rockwell Automation, Inc	7,198
114,541	*	Sandisk Corp	3,184
6,258		Sauer-Danfoss, Inc	142
5,249		Schawk, Inc	96
56,304	*	Scientific Games Corp (Class A)	1,287
86,617		Seagate Technology, Inc	0
10,800	*	Semitool, Inc	110
167,546	*	Silicon Graphics, Inc	199
13,054	e*	Simpletech, Inc	51
69,066		Smith International, Inc	4,333
640,933	*	Solectron Corp	2,224
51,912		SPX Corp	2,247
7,200		Standex International Corp	197
19,050		Stewart & Stevenson Services, Inc	436
73,700	*	Storage Technology Corp	2,270
166,004		Symbol Technologies, Inc	2,405
10,545		Tecumseh Products Co (Class A)	418
5,500		Tennant Co	213
35,959	*	Terex Corp	1,557
9,387		Thomas Industries, Inc	372
44,332		Timken Co	1,212
16,200		Toro Co	1,434
5,538	*	Transact Technologies, Inc	55
13,737	*	Ultratech, Inc	201
31,082	*	UNOVA, Inc	642
16,749	*	Veeco Instruments, Inc	252
139,586	*	Western Digital Corp	1,780
20,532	*	WJ Communications	49
6,293		Woodward Governor Co	451
653,573	*	Xerox Corp	9,902
114,634	e*	Xybernaut Corp	48
27,000		York International Corp	1,058
41,611	*	Zebra Technologies Corp (Class A)	1,976

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	620,368

INSTRUMENTS AND RELATED PRODUCTS - 2.87%
11,319	e*	Abaxis, Inc	100
9,874	*	Abiomed, Inc	104
6,126	e*	ADE Corp	136
23,218	e*	Advanced Medical Optics, Inc	841
12,863	*	Advanced Neuromodulation Systems, Inc	345
331,389	*	Agilent Technologies, Inc	7,357
18,971	e*	Aksys Ltd	60
33,740	*	Align Technology, Inc	211
33,712	*	American Medical Systems Holdings, Inc	579
7,524		Analogic Corp	325
2,749	e*	Animas Corp	56
138,993		Applera Corp (Applied Biosystems Group)	2,744
15,128		Arrow International, Inc	520
13,784	*	Arthrocare Corp	393
7,965	*	Aspect Medical Systems, Inc	172
11,512	*	August Technology Corp	135
71,970		Bard (C.R.), Inc	4,900
35,859		Bausch & Lomb, Inc	2,628

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

423,005		Baxter International, Inc	$14,374
2,200	*	Baxter International, Inc (Contingent Value Rts)	0
43,598		Beckman Coulter, Inc	2,897
176,174		Becton Dickinson & Co	10,292
7,194		BEI Technologies, Inc	172
14,357		Biolase Technology, Inc	122
175,806	e	Biomet, Inc	6,382
13,266	*	Bio-Rad Laboratories, Inc (Class A)	646
453,912	*	Boston Scientific Corp	13,295
13,858	*	Bruker BioSciences Corp	49
12,458	*	Candela Corp	111
44,502	*	Cardiac Science, Inc	51
23,331	e*	Cardiodynamics International Corp	68
32,340	*	Cepheid, Inc	313
4,400	*	Closure Medical Corp	117
25,887		Cognex Corp	644
19,569	*	Coherent, Inc	661
13,701		Cohu, Inc	219
16,533	*	Conceptus, Inc	129
22,650	*	Conmed Corp	682
28,662		Cooper Cos, Inc	2,089
62,388	*	Credence Systems Corp	493
20,165	*	CTI Molecular Imaging, Inc	409
13,015	*	Cyberonics, Inc	575
4,802	*	Cyberoptics Corp	60
74,276	*	Cytyc Corp	1,709
7,100		Datascope Corp	217
57,193		Dentsply International, Inc	3,112
13,667	*	Depomed, Inc	54
15,633	*	Dionex Corp	852
11,581	e*	DJ Orthopedics, Inc	290
16,194	*	DRS Technologies, Inc	688
196,710		Eastman Kodak Co	6,403
10,156		EDO Corp	305
40,922	*	Edwards Lifesciences Corp	1,769
19,942	*	Encore Medical Corp	107
8,386	*	ESCO Technologies, Inc	674
4,156	*	Exactech, Inc	71
7,765	*	Excel Technology, Inc	191
4,273		E-Z-Em-Inc	51
6,851	*	Faro Technologies, Inc	161
16,016	*	FEI Co	371
75,950	*	Fisher Scientific International, Inc	4,323
44,200	*	Flir Systems, Inc	1,339
22,772	*	Formfactor, Inc	516
25,562	*	Fossil, Inc	663
215,886		Guidant Corp	15,954
13,453	*	Haemonetics Corp	567
13,883	*	Hanger Orthopedic Group, Inc	83
7,204	*	Herley Industries, Inc	123
13,218	*	Hologic, Inc	421
6,762	*	ICU Medical, Inc	240
11,755	e*	I-Flow Corp	186
14,538	*	II-VI, Inc	254
18,859	*	Illumina, Inc	152
3,905	*	Immunicon Corp	23
25,795	*	Inamed Corp	1,803
41,768	e*	Input/Output, Inc	269
16,245	*	Integra LifeSciences Holding	572
22,112	*	Intuitive Surgical, Inc	1,005
17,233		Invacare Corp	769
4,775	*	Ista Pharmaceuticals, Inc	47
13,455	*	Itron, Inc	399

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

17,133	*	Ixia	$305
8,152		Keithley Instruments, Inc	131
6,174	e*	Kensey Nash Corp	167
134,872		KLA-Tencor Corp	6,205
9,345	e*	KVH Industries, Inc	85
15,087	*	Kyphon, Inc	380
15,021	*	Laserscope	477
5,051	e*	LeCroy Corp	87
56,594	*	Lexar Media, Inc	282
39,478	e*	LTX Corp	175
6,925	*	Measurement Specialties, Inc	159
5,287	*	Medical Action Industries, Inc	100
838,655		Medtronic, Inc	42,729
28,881		Mentor Corp	927
15,196	*	Merit Medical Systems, Inc	182
31,076	*	Mettler-Toledo International, Inc	1,476
7,594	*	Micro Therapeutics, Inc	29
36,019	*	Millipore Corp	1,563
13,981		Mine Safety Appliances Co	542
27,021	*	MKS Instruments, Inc	429
9,062	*	Molecular Devices Corp	172
10,556		Movado Group, Inc	195
13,932		MTS Systems Corp	404
50,666	*	Nanogen, Inc	176
27,910	e*	Newport Corp	404
4,204	*	NuVasive, Inc	54
16,400		Oakley, Inc	210
32,538	*	Orbital Sciences Corp	315
21,914	e*	Orthologic Corp	111
26,297	*	Orthovita, Inc	89
14,181	e*	Palomar Medical Technologies, Inc	382
82,791		PerkinElmer, Inc	1,708
10,790	*	Photon Dynamics, Inc	206
44,607	*	Pinnacle Systems, Inc	249
10,464	*	Possis Medical, Inc	88
49,373	*	RAE Systems, Inc	152
309,481	e	Raytheon Co	11,977
22,094	*	Resmed, Inc	1,246
24,679	e*	Respironics, Inc	1,438
9,751	*	Rofin-Sinar Technologies, Inc	313
29,060		Roper Industries, Inc	1,903
8,333	*	Rudolph Technologies, Inc	125
7,106	*	Sirf Technology Holdings, Inc	79
11,945	*	Sonic Innovations, Inc	67
14,107	*	Sonic Solutions, Inc	212
9,346	e*	SonoSite, Inc	243
242,862	*	St. Jude Medical, Inc	8,743
17,241	*	Star Scientific, Inc	91
51,785	e*	Steris Corp	1,308
198,614		Stryker Corp	8,860
26,153	*	Sybron Dental Specialties, Inc	939
4,446		Sypris Solutions, Inc	48
28,258	*	Techne Corp	1,135
61,390		Tektronix, Inc	1,506
25,104		Teleflex, Inc	1,285
134,653	*	Teradyne, Inc	1,966
114,782	*	Thermo Electron Corp	2,903
28,916	*	Thermogenesis	145
32,720	*	Thoratec Corp	400
33,355	*	Trimble Navigation Ltd	1,128
17,832	*	TriPath Imaging, Inc	126
6,881		United Industrial Corp	204
9,115	*	Urologix, Inc	42

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

94,332	e*	Varian Medical Systems, Inc	$3,234
25,177	*	Varian, Inc	954
17,730	*	Ventana Medical Systems, Inc	664
19,954	*	Viasys Healthcare, Inc	381
39,239	*	Viisage Technology, Inc	132
31,579	e*	Visx, Inc	740
3,821		Vital Signs, Inc	152
2,000	*	Vnus Medical Technologies, Inc	23
81,850	*	Waters Corp	2,929
17,220	*	Wright Medical Group, Inc	413
13,259		X-Rite, Inc	199
3,046		Young Innovations, Inc	112
168,067	*	Zimmer Holdings, Inc	13,077
5,962	*	Zoll Medical Corp	134
11,582	*	Zygo Corp	150

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	256,260

INSURANCE AGENTS, BROKERS AND SERVICE - 0.24%
217,037		AON Corp	4,957
37,888		Brown & Brown, Inc	1,746
10,229		Clark, Inc	158
14,025		Crawford & Co (Class B)	100
63,254		Gallagher (Arthur J.) & Co	1,822
20,900		Hilb, Rogal & Hamilton Co	748
360,149		Marsh & McLennan Cos, Inc	10,956
22,136		National Financial Partners Corp	881
4,584	*	United America Indemnity Ltd (Class A)	86
22,850	*	USI Holdings Corp	269

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	21,723

INSURANCE CARRIERS - 4.92%
17,800		21st Century Insurance Group	248
209,678		Aetna, Inc	15,715
351,619		Aflac, Inc	13,101
21,901		Alfa Corp	316
3,465	*	Alleghany Corp	960
42,394	*	Allmerica Financial Corp	1,524
486,905		Allstate Corp	26,322
74,415		Ambac Financial Group, Inc	5,563
13,153		American Equity Investment Life Holding Co	168
30,717	e	American Financial Group, Inc	946
1,585,466	e	American International Group, Inc	87,851
6,886		American National Insurance Co	729
5,463	*	American Physicians Capital, Inc	187
32,080	*	AMERIGROUP Corp	1,173
26,172		AmerUs Group Co	1,237
16,513	*	Argonaut Group, Inc	350
59,831		Assurant, Inc	2,016
4,897		Baldwin & Lyons, Inc (Class B)	127
50,955		Berkley (W.R.) Corp	2,527
9,808		Bristol West Holdings, Inc	152
26,270	*	Centene Corp	788
19,544	*	Ceres Group, Inc	106
129,621		Chubb Corp	10,275
93,580		Cigna Corp	8,357
103,005		Cincinnati Financial Corp	4,492
21,519	*	Citizens, Inc	124
16,647	*	CNA Financial Corp	467
10,118	e*	CNA Surety Corp	138

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

18,131		Commerce Group, Inc	$1,124
100,429	*	Conseco, Inc	2,051
29,724	*	Danielson Holdings Corp	513
16,234		Delphi Financial Group, Inc (Class A)	698
9,769		Direct General Corp	201
5,412		Donegal Group, Inc	98
1,497		EMC Insurance Group, Inc	29
18,248		Erie Indemnity Co (Class A)	951
7,936		FBL Financial Group, Inc (Class A)	222
105,956	e	Fidelity National Financial, Inc	3,490
51,924		First American Corp	1,710
5,200	e*	FPIC Insurance Group, Inc	167
95,470		Genworth Financial, Inc	2,627
4,433		Great American Financial Resources, Inc	75
17,246		Harleysville Group, Inc	343
199,198		Hartford Financial Services Group, Inc	13,657
44,893		HCC Insurance Holdings, Inc	1,623
80,665	*	Health Net, Inc	2,639
10,757	*	HealthExtras, Inc	179
27,945		Horace Mann Educators Corp	496
108,644	*	Humana, Inc	3,470
3,952		Independence Holding Co	71
16,791		Infinity Property & Casualty Corp	525
98,294		Jefferson-Pilot Corp	4,821
2,078		Kansas City Life Insurance Co	101
14,040		Landamerica Financial Group, Inc	702
55,612		Leucadia National Corp	1,910
120,197		Lincoln National Corp	5,426
101,707		Loews Corp	7,480
5,942	*	Markel Corp	2,051
99,492		MBIA, Inc	5,201
19,051		Mercury General Corp	1,053
277,099		MetLife, Inc	10,835
68,155		MGIC Investment Corp	4,203
5,100		Midland Co	161
6,720	*	Molina Healthcare, Inc	310
1,200	*	National Western Life Insurance Co (Class A)	205
37,522		Nationwide Financial Services, Inc (Class A)	1,347
5,555	*	Navigators Group, Inc	184
1,723		NYMAGIC, Inc	41
9,757	e	Odyssey Re Holdings Corp	244
44,462	*	Ohio Casualty Corp	1,022
121,604		Old Republic International Corp	2,832
59,342	*	Pacificare Health Systems, Inc	3,378
14,655	*	Philadelphia Consolidated Holding Corp	1,136
62,731	e	Phoenix Cos, Inc	802
5,490	*	Pico Holdings, Inc	142
17,637	e*	PMA Capital Corp (Class A)	141
63,391		PMI Group, Inc	2,409
13,808		Presidential Life Corp	225
208,741		Principal Financial Group	8,034
19,772	*	ProAssurance Corp	781
138,113		Progressive Corp	12,673
45,493		Protective Life Corp	1,788
361,636		Prudential Financial, Inc	20,758
62,314		Radian Group, Inc	2,975
22,063		Reinsurance Group of America, Inc	939
17,219		RLI Corp	714
91,886		Safeco Corp	4,476
6,502		Safety Insurance Group, Inc	201
20,200		Selective Insurance Group, Inc	934
19,675	*	Sierra Health Services, Inc	1,256
457,474		St. Paul Travelers Cos, Inc	16,803

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

19,866		Stancorp Financial Group, Inc	$1,684
8,400		State Auto Financial Corp	224
13,333		Stewart Information Services Corp	500
78,461		Torchmark Corp	4,096
17,447		Transatlantic Holdings, Inc	1,155
6,045	*	Triad Guaranty, Inc	318
24,418		UICI	592
9,742		United Fire & Casualty Co	330
459,225		UnitedHealth Group, Inc	43,801
35,035		Unitrin, Inc	1,591
17,138	*	Universal American Financial Corp	296
194,971	e	UnumProvident Corp	3,318
23,386	e*	Vesta Insurance Group, Inc	83
9,400	*	WellCare Health Plans, Inc	286
14,821	*	WellChoice, Inc	790
202,111	*	WellPoint, Inc	25,335
921		Wesco Financial Corp	355
6,901	e	Zenith National Insurance Corp	358

		TOTAL INSURANCE CARRIERS	438,724

JUSTICE, PUBLIC ORDER AND SAFETY - 0.00%
5,992	*	Geo Group, Inc	171

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	171

LEATHER AND LEATHER PRODUCTS - 0.12%
18,648		Brown Shoe Co, Inc	639
128,124	*	Coach, Inc	7,256
16,766		K-Swiss, Inc (Class A)	554
7,519	*	Steven Madden Ltd	125
13,016	*	Timberland Co (Class A)	923
1,605		Weyco Group, Inc	70
39,829		Wolverine World Wide, Inc	854

		TOTAL LEATHER AND LEATHER PRODUCTS	10,421

LEGAL SERVICES - 0.00%
9,616	e	Pre-Paid Legal Services, Inc	325

		TOTAL LEGAL SERVICES	325

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.02%
75,796	*	Laidlaw International, Inc	1,577

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	1,577

LUMBER AND WOOD PRODUCTS - 0.10%
7,280		American Woodmark Corp	264
55,061	*	Champion Enterprises, Inc	518
6,414		Deltic Timber Corp	251
174,469		Georgia-Pacific Corp	6,192
32,809		Rayonier, Inc	1,625
4,307		Skyline Corp	166
10,096		Universal Forest Products, Inc	392

		TOTAL LUMBER AND WOOD PRODUCTS	9,408

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

METAL MINING - 0.29%
13,868	e	Cleveland-Cliffs, Inc	$1,011
152,242	e*	Coeur D'alene Mines Corp	559
102,825		Freeport-McMoRan Copper & Gold, Inc (Class A)	4,073
90,813	e*	Hecla Mining Co	498
277,874		Newmont Mining Corp	11,740
63,625		Phelps Dodge Corp	6,473
10,647	e	Royal Gold, Inc	195
11,271	e	Southern Peru Copper Corp	625
29,044	*	Stillwater Mining Co	286

		TOTAL METAL MINING	25,460

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.25%
21,015		Blyth, Inc	669
43,276		Callaway Golf Co	554
9,320	*	Daktronics, Inc	202
5,091		Escalade, Inc	69
103,406		Hasbro, Inc	2,115
85,080	*	Identix, Inc	430
100,876		Fortune Brands, Inc	8,134
21,521	*	Jakks Pacific, Inc	462
33,584	*	K2, Inc	462
17,803	e*	Leapfrog Enterprises, Inc	202
295,308		Mattel, Inc	6,305
18,735	e	Nautilus, Inc	445
7,000		Penn Engineering & Manufacturing Corp	126
12,364	*	RC2 Corp	420
6,000		Russ Berrie & Co, Inc	115
25,227	e*	Shuffle Master, Inc	731
4,356	*	Steinway Musical Instruments, Inc	131
32,225		Yankee Candle Co, Inc	1,022

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	22,594

MISCELLANEOUS RETAIL - 1.49%
14,742	e*	1-8-Flowers.com, Inc (Class A)	112
12,607	*	AC Moore Arts & Crafts, Inc	336
22,029	*	Alloy, Inc	130
202,669	e*	Amazon.com, Inc	6,945
34,769	e*	Barnes & Noble, Inc	1,199
13,168		Big 5 Sporting Goods Corp	325
4,481		Blair Corp	148
4,920		Blockbuster, Inc (Class B)	41
2,428	*	Blue Nile, Inc	67
51,929	e	Borders Group, Inc	1,382
8,100	*	Build-A-Bear Workshop, Inc	248
18,169	e	Cash America International, Inc	398
21,334	*	Coldwater Creek, Inc	394
274,191		CVS Corp	14,428
19,532	*	Dick's Sporting Goods, Inc	717
28,699	e*	Drugstore.com, Inc	74
715,632	*	eBay, Inc	26,664
12,296	e	Hancock Fabrics, Inc	91
15,165	*	Hibbett Sporting Goods, Inc	456
11,512	*	Jill (J.) Group, Inc	158
19,587		Longs Drug Stores Corp	670
46,128	*	Marvel Enterprises, Inc	923
92,074		Michaels Stores, Inc	3,342
20,950		MSC Industrial Direct Co (Class A)	640

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

216,993	*	Office Depot, Inc	$4,813
68,415	e	Omnicare, Inc	2,425
10,952	e*	Overstock.com, Inc	471
7,394	*	Party City Corp	108
3,699	e*	PC Connection, Inc	22
5,046	*	PC Mall, Inc	63
29,723	*	Petco Animal Supplies, Inc	1,094
99,078		Petsmart, Inc	2,848
15,471	e*	Priceline.com, Inc	390
289,247	e*	Rite Aid Corp	1,145
56,081	*	Sears Holdings Corp	7,468
7,595	e*	Sharper Image Corp	126
23,233	*	Sports Authority, Inc	639
12,380	*	Stamps.com, Inc	206
341,468		Staples, Inc	10,732
6,238	*	Systemax, Inc	34
96,882		Tiffany & Co	3,344
143,990	*	Toys 'R' Us, Inc	3,709
11,646	*	Valuevision International, Inc (Class A)	144
706,217		Walgreen Co	31,370
18,336		World Fuel Services Corp	578
36,566	*	Zale Corp	1,087

		TOTAL MISCELLANEOUS RETAIL	132,704

MOTION PICTURES - 1.33%
24,300	*	Avid Technology, Inc	1,315
136,235	e	Blockbuster, Inc (Class A)	1,203
4,971		Carmike Cinemas, Inc	185
21,200	*	DreamWorks Animation SKG, Inc (Class A)	863
1,860,327	*	Liberty Media Corp (Class A)	19,292
45,039		Metro-Goldwyn-Mayer, Inc	538
17,242		Movie Gallery, Inc	495
28,234	e*	NetFlix, Inc	306
9,410	*	Reading International, Inc	66
26,711		Regal Entertainment Group (Class A)	562
3,019,656	*	Time Warner, Inc	52,995
1,412,011		Walt Disney Co	40,567

		TOTAL MOTION PICTURES	118,387

NONDEPOSITORY INSTITUTIONS - 2.11%
13,297	*	Accredited Home Lenders Holding Co	482
40,000		Advance America Cash Advance Centers, Inc	619
13,790		Advanta Corp (Class A)	287
59,732		American Capital Strategies Ltd	1,876
779,603		American Express Co	40,048
108,547	e*	AmeriCredit Corp	2,544
6,017		Asta Funding, Inc	127
8,568		Beverly Hills Bancorp, Inc	92
164,510		Capital One Financial Corp	12,300
42,051	*	CapitalSource, Inc	967
29,400	e	CharterMac	632
144,565		CIT Group, Inc	5,493
470	*	Citibank West FSB	0
12,101	*	CompuCredit Corp	322
384,657		Countrywide Financial Corp	12,486
7,769	*	Credit Acceptance Corp	154
57,393		Doral Financial Corp	1,256
7,863	*	Encore Capital Group, Inc	114
669,658		Fannie Mae	36,463

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

5,461		Federal Agricultural Mortgage Corp (Class C)	$96
11,187		Financial Federal Corp	396
7,604	*	First Cash Financial Services, Inc	161
11,400	*	First Marblehead Corp	656
474,028		Freddie Mac	29,959
781,542		MBNA Corp	19,187
26,403		MCG Capital Corp	406
20,908	*	Metris Cos, Inc	242
5,250	*	Nelnet, Inc	167
2,802		NGP Capital Resources Co	45
200,620	*	Providian Financial Corp	3,443
301,432		SLM Corp	15,023
2,700		Student Loan Corp	564
2,729	*	United PanAm Financial Corp	56
20,183		Westcorp	853
7,324	*	WFS Financial, Inc	316
10,245	*	World Acceptance Corp	261

		TOTAL NONDEPOSITORY INSTITUTIONS	188,093

NONMETALLIC MINERALS, EXCEPT FUELS - 0.05%
13,959		Amcol International Corp	262
9,779		Compass Minerals International, Inc	249
70,513		Vulcan Materials Co	4,007

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	4,518

OIL AND GAS EXTRACTION - 2.22%
164,404		Anadarko Petroleum Corp	12,511
222,780		Apache Corp	13,641
1,490	*	Atlas America, Inc	54
10,434	e*	Atwood Oceanics, Inc	694
14,430		Berry Petroleum Co (Class A)	742
109,116		BJ Services Co	5,661
14,383	*	Brigham Exploration Co	133
272,142		Burlington Resources, Inc	13,626
22,823		Cabot Oil & Gas Corp (Class A)	1,259
27,074	*	Cal Dive International, Inc	1,226
11,727	*	Callon Petroleum Co	182
17,841	*	Cheniere Energy, Inc	1,151
212,211	e	Chesapeake Energy Corp	4,656
29,595	*	Cimarex Energy Co	1,154
2,869	e*	Clayton Williams Energy, Inc	74
26,283	*	Comstock Resources, Inc	755
19,486	*	Delta Petroleum Corp	283
40,045	*	Denbury Resources, Inc	1,411
328,580		Devon Energy Corp	15,690
38,772		Diamond Offshore Drilling, Inc	1,935
11,397	e*	Edge Petroleum Corp	189
18,529	*	Encore Acquisition Co	765
21,759	*	Energy Partners Ltd	565
99,679		ENSCO International, Inc	3,754
153,854		EOG Resources, Inc	7,499
36,104	*	Forest Oil Corp	1,462
17,325	e*	FX Energy, Inc	198
77,434	*	Global Industries Ltd	728
120,781	*	Grey Wolf, Inc	795
57,197	*	Hanover Compressor Co	690
29,621	*	Harvest Natural Resources, Inc	352
39,405		Helmerich & Payne, Inc	1,564
9,302	*	Houston Exploration Co	530

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

37,396	b*	KCS Energy, Inc	$574
98,352		Kerr-McGee Corp	7,704
106,134	*	Key Energy Services, Inc	1,217
65,346	*	Magnum Hunter Resources, Inc	1,053
238,166		Marathon Oil Corp	11,175
21,672	*	McMoRan Exploration Co	436
45,561	e*	Meridian Resource Corp	235
26,303	*	Mission Resources Corp	186
44,254	*	Newfield Exploration Co	3,286
54,329	*	Newpark Resources, Inc	320
41,361		Noble Energy, Inc	2,813
268,353		Occidental Petroleum Corp	19,099
17,172	*	Oceaneering International, Inc	644
61,134	*	Parker Drilling Co	352
48,126		Patina Oil & Gas Corp	1,925
109,232		Patterson-UTI Energy, Inc	2,733
14,219		Penn Virginia Corp	653
3,037	*	Petrocorp, Inc (Escrow)	0
12,730	*	Petroleum Development Corp	480
100,749		Pioneer Natural Resources Co	4,304
54,017	*	Plains Exploration & Production Co	1,885
45,919		Pogo Producing Co	2,261
74,186	*	Pride International, Inc	1,843
21,140	e*	Quicksilver Resources, Inc	1,030
47,387		Range Resources Corp	1,107
15,796	*	Remington Oil & Gas Corp	498
69,406		Rowan Cos, Inc	2,077
10,050		RPC, Inc	153
12,164	*	Seacor Smit, Inc	775
23,700	*	Southwestern Energy Co	1,345
18,891	*	Spinnaker Exploration Co	671
20,293	e	St. Mary Land & Exploration Co	1,016
17,200	*	Stone Energy Corp	835
42,756	*	Superior Energy Services, Inc	735
20,865	*	Swift Energy Co	593
18,196	e*	Syntroleum Corp	223
14,464	*	Tetra Technologies, Inc	411
39,794		Tidewater, Inc	1,546
19,620	*	Todco	507
14,065	*	Transmontaigne, Inc	113
25,539	*	Unit Corp	1,154
180,187		Unocal Corp	11,116
33,448	*	Veritas DGC, Inc	1,002
36,700		Vintage Petroleum, Inc	1,155
20,558	*	W-H Energy Services, Inc	492
21,020	*	Whiting Petroleum Corp	857
229,420		XTO Energy, Inc	7,534

		TOTAL OIL AND GAS EXTRACTION	198,052

PAPER AND ALLIED PRODUCTS - 0.69%
77,926		Bemis Co	2,425
36,328		Bowater, Inc	1,368
19,035	*	Buckeye Technologies, Inc	206
18,440	*	Caraustar Industries, Inc	238
12,643		Chesapeake Corp	266
18,726		Glatfelter	276
43,223	*	Graphic Packaging Corp	191
8,497		Greif, Inc (Class A)	592
337,038		International Paper Co	12,400
347,004		Kimberly-Clark Corp	22,809
34,200		Longview Fibre Co	642

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

133,040		MeadWestvaco Corp	$4,233
10,278	e	Neenah Paper, Inc	346
57,730		OfficeMax, Inc	1,934
43,057		Packaging Corp of America	1,046
105,634	*	Pactiv Corp	2,467
22,544	*	Playtex Products, Inc	203
10,400		Pope & Talbot, Inc	183
19,101		Potlatch Corp	899
19,151		Rock-Tenn Co (Class A)	255
9,960		Schweitzer-Mauduit International, Inc	334
177,695	*	Smurfit-Stone Container Corp	2,749
68,338		Sonoco Products Co	1,972
37,038		Temple-Inland, Inc	2,687
29,954		Wausau-Mosinee Paper Corp	424

		TOTAL PAPER AND ALLIED PRODUCTS	61,145

PERSONAL SERVICES - 0.18%
25,927	b*	Alderwoods Group, Inc	323
5,708		Angelica Corp	160
86,687		Cintas Corp	3,581
20,600	*	Coinstar, Inc	437
11,172		G & K Services, Inc (Class A)	450
115,455		H & R Block, Inc	5,840
25,900		Jackson Hewitt Tax Service, Inc	542
31,111		Regis Corp	1,273
244,093		Service Corp International	1,826
5,886		Unifirst Corp	235
27,863	e*	Weight Watchers International, Inc	1,198

		TOTAL PERSONAL SERVICES	15,865

PETROLEUM AND COAL PRODUCTS - 5.00%
51,126	e	Amerada Hess Corp	4,919
46,067		Ashland, Inc	3,108
1,476,506		ChevronTexaco Corp	86,095
471,918		ConocoPhillips	50,892
12,762		ElkCorp	491
4,509,934		ExxonMobil Corp	268,792
17,100		Frontier Oil Corp	620
9,187	*	Giant Industries, Inc	236
24,962	*	Headwaters, Inc	819
13,194		Holly Corp	492
42,866		Lubrizol Corp	1,742
56,586		Murphy Oil Corp	5,587
26,301		Premcor, Inc	1,570
51,084		Sunoco, Inc	5,288
50,274	e*	Tesoro Corp	1,861
175,982		Valero Energy Corp	12,894
11,064		WD-4 Co	359

		TOTAL PETROLEUM AND COAL PRODUCTS	445,765

PRIMARY METAL INDUSTRIES - 0.57%
80,467	*	AK Steel Holding Corp	890
599,598		Alcoa, Inc	18,222
17,838	*	Aleris International, Inc	445
62,893		Allegheny Technologies, Inc	1,516
105,549	*	Andrew Corp	1,236
34,639		Belden CDT, Inc	769

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

12,468	*	Brush Engineered Materials, Inc	$237
18,186		Carpenter Technology Corp	1,080
20,400	*	Century Aluminum Co	617
34,900	*	CommScope, Inc	522
12,732		Curtiss-Wright Corp	726
12,102	*	Encore Wire Corp	123
34,577	*	General Cable Corp	417
15,238		Gibraltar Industries, Inc	334
10,700	*	International Steel Group, Inc	423
21,246	*	Lone Star Technologies, Inc	838
20,870		Matthews International Corp (Class A)	684
28,043	e*	Maverick Tube Corp	912
22,967		Mueller Industries, Inc	647
8,698		NN, Inc	107
23,177	*	NS Group, Inc	728
108,264		Nucor Corp	6,232
34,609	*	Oregon Steel Mills, Inc	796
42,602		Precision Castparts Corp	3,281
15,907		Quanex Corp	848
18,036	*	RTI International Metals, Inc	422
21,041	e	Ryerson Tull, Inc	267
18,845		Schnitzer Steel Industries, Inc (Class A)	636
24,800		Steel Dynamics, Inc	854
6,503		Steel Technologies, Inc	156
13,769		Texas Industries, Inc	740
4,245	*	Titanium Metals Corp	153
19,782		Tredegar Corp	334
76,514		United States Steel Corp	3,891
3,889	*	Wheeling-Pittsburgh Corp	121
44,770		Worthington Industries, Inc	863

		TOTAL PRIMARY METAL INDUSTRIES	51,067

PRINTING AND PUBLISHING - 0.79%
40,983		American Greetings Corp (Class A)	1,044
16,219		Banta Corp	694
64,183		Belo (A.H.) Corp Series A	1,549
22,675		Bowne & Co, Inc	341
7,510	*	Consolidated Graphics, Inc	395
4,178		Courier Corp	219
3,924		CSS Industries, Inc	143
34,900		Dex Media, Inc	721
38,159		Dow Jones & Co, Inc	1,426
10,318		Ennis, Inc	175
44,498		EW Scripps Co	2,169
176,553		Gannett Co, Inc	13,962
19,320		Harland (John H.) Co	664
38,081		Harte-Hanks, Inc	1,050
37,205		Hollinger International, Inc	406
13,084		Journal Communications, Inc	217
32,392	e*	Journal Register Co	541
53,139		Knight Ridder, Inc	3,574
30,595	e	Lee Enterprises, Inc	1,328
15,352	*	Martha Stewart Living Omnimedia, Inc (Class A)	347
13,381		McClatchy Co (Class A)	992
133,084		McGraw-Hill Cos, Inc	11,612
16,888		Media General, Inc (Class A)	1,045
25,103		Meredith Corp	1,174
102,940	e	New York Times Co (Class A)	3,766
12,663	*	Playboy Enterprises, Inc (Class B)	163
99,645	*	Primedia, Inc	433
5,364		Pulitzer, Inc	342

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		VALUE (000)

149,833	R.R. Donnelley & Sons Co	$4,738
73,584	Reader's Digest Association, Inc (Class A)	1,274
19,634	*	Scholastic Corp	724
9,980		Standard Register Co	126
6,503		Thomas Nelson, Inc	154
171,079		Tribune Co	6,821
37,177	*	Valassis Communications, Inc	1,300
3,974		Washington Post Co (Class B)	3,553
31,809		Wiley (John) & Sons, Inc (Class A)	1,121

		TOTAL PRINTING AND PUBLISHING	70,303

RAILROAD TRANSPORTATION - 0.51%
534,764	*	ADC Telecommunications, Inc	1,064
255,684		Burlington Northern Santa Fe Corp	13,789
148,008		CSX Corp	6,165
13,848		Florida East Coast Industries	588
12,282	*	Genesee & Wyoming, Inc (Class A)	318
40,911	*	Kansas City Southern Industries, Inc	788
270,417		Norfolk Southern Corp	10,019
179,972		Union Pacific Corp	12,544

		TOTAL RAILROAD TRANSPORTATION	45,275

REAL ESTATE - 0.10%
3,890	e*	Avatar Holdings, Inc	182
67,983		Catellus Development Corp	1,812
16,900	*	CB Richard Ellis Group, Inc	591
3,777		Consolidated-Tomoka Land Co	216
1,040	b*	Crescent Operating, Inc	0
21,334		Forest City Enterprises, Inc (Class A)	1,361
20,670	*	Jones Lang LaSalle, Inc	964
1,576		Orleans Homebuilders, Inc	29
38,184		St. Joe Co	2,570
69,610		Stewart Enterprises, Inc (Class A)	428
20,205	*	Trammell Crow Co	416

		TOTAL REAL ESTATE	8,569

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.24%
14,740	*	Applied Films Corp	341
25,885		Aptargroup, Inc	1,346
7,500		Bandag, Inc	352
43,200		Cooper Tire & Rubber Co	793
11,308	e*	Deckers Outdoor Corp	404
100,772	e*	Goodyear Tire & Rubber Co	1,345
17,633	*	Jarden Corp	809
15,814		Myers Industries, Inc	223
111,472		Nike, Inc (Class B)	9,287
1		Packaging Dynamics Corp	0
5,011		Quixote Corp	109
34,372		Reebok International Ltd	1,523
19,270		Schulman (A.), Inc	336
56,400	*	Sealed Air Corp	2,929
19,752	*	Skechers U.S.A., Inc (Class A)	306
20,632		Spartech Corp	410
6,660	*	Trex Co, Inc	296
34,021		Tupperware Corp	693

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	21,502

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

SECURITY AND COMMODITY BROKERS - 2.11%
57,146		A.G. Edwards, Inc	$2,560
19,239	e*	Affiliated Managers Group, Inc	1,193
155,078	*	Ameritrade Holding Corp	1,583
77,132		Bear Stearns Cos, Inc	7,705
3,966		BKF Capital Group, Inc	159
13,002		Blackrock, Inc	974
16,951		Calamos Asset Management, Inc (Class A)	456
686,991		Charles Schwab Corp	7,220
22,814		Chicago Mercantile Exchange	4,427
245,210	*	E*Trade Financial Corp	2,943
92,020		Eaton Vance Corp	2,157
60,511		Federated Investors, Inc (Class B)	1,713
110,104		Franklin Resources, Inc	7,559
4,284		Gabelli Asset Management, Inc (Class A)	191
225,932		Goldman Sachs Group, Inc	24,850
3,247		Greenhill & Co, Inc	116
82,050	*	Instinet Group, Inc	482
30,908	*	Investment Technology Group, Inc	541
45,551	e	Investors Financial Services Corp	2,228
159,488		Janus Capital Group, Inc	2,225
32,917		Jefferies Group, Inc	1,240
75,614	*	Knight Trading Group, Inc	729
33,904	e*	LaBranche & Co, Inc	315
3,834	*	Ladenburg Thalmann Financial Services, Inc	3
72,116		Legg Mason, Inc	5,635
189,957		Lehman Brothers Holdings, Inc	17,886
2,900	*	MarketAxess Holdings, Inc	32
661,524		Merrill Lynch & Co, Inc	37,442
758,732		Morgan Stanley	43,437
15,178		Nuveen Investments, Inc	521
12,768	*	Piper Jaffray Cos	467
42,343		Raymond James Financial, Inc	1,283
7,737		Sanders Morris Harris Group, Inc	140
46,031		SEI Investments Co	1,664
4,676	*	Stifel Financial Corp	102
9,972		SWS Group, Inc	160
74,863		T Rowe Price Group, Inc	4,445
800		Value Line, Inc	31
60,267		Waddell & Reed Financial, Inc (Class A)	1,190

		TOTAL SECURITY AND COMMODITY BROKERS	188,004

SOCIAL SERVICES - 0.01%
18,110	*	Bright Horizons Family Solutions, Inc	611
11,299	*	Res-Care, Inc	141

		TOTAL SOCIAL SERVICES	752

SPECIAL TRADE CONTRACTORS - 0.03%
8,104		Chemed Corp	620
25,526	*	Comfort Systems U.S.A., Inc	198
33,357	*	Dycom Industries, Inc	767
12,311	*	EMCOR Group, Inc	576
21,312	e*	Integrated Electrical Services, Inc	59
6,386	*	Layne Christensen Co	110
11,126	e*	Matrix Service Co	48
61,300	*	Quanta Services, Inc	468

		TOTAL SPECIAL TRADE CONTRACTORS	2,846

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES		VALUE (000)

STONE, CLAY, AND GLASS PRODUCTS - 0.21%
5,262	Ameron International Corp	$189
6,376	e*	Anchor Glass Container Corp	14
16,062		Apogee Enterprises, Inc	229
16,090	*	Cabot Microelectronics Corp	505
8,227		CARBO Ceramics, Inc	577
944,921	*	Corning, Inc	10,517
6,672		Eagle Materials, Inc	540
5,959		Eagle Materials, Inc (Class B)	470
20,159		Florida Rock Industries, Inc	1,186
21,727		Lafarge North America, Inc	1,270
8,851		Libbey, Inc	186
71,216	*	Owens-Illinois, Inc	1,790
13,706	*	U.S. Concrete, Inc	86
23,890	b,e*	USG Corp	792

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	18,351

TOBACCO PRODUCTS - 1.22%
1,413,512		Altria Group, Inc	92,430
41,005		Loews Corp (Carolina Group)	1,357
103,471	e	Reynolds American, Inc	8,339
18,711		Universal Corp (Virginia)	856
114,037		UST, Inc	5,896
15,978	e	Vector Group Ltd	246

		TOTAL TOBACCO PRODUCTS	109,124

TRANSPORTATION BY AIR - 0.39%
54,776	e*	Airtran Holdings, Inc	496
19,378	e*	Alaska Air Group, Inc	570
22,765	*	America West Holdings Corp (Class B)	124
104,343	e*	AMR Corp	1,116
42,985	e*	Continental Airlines, Inc (Class B)	518
71,476	e*	Delta Air Lines, Inc	289
24,278	*	ExpressJet Holdings, Inc	277
204,949	e	FedEx Corp	19,255
29,386	*	FLYi, Inc	37
14,746		Forward Air Corp	628
22,974	*	Frontier Airlines, Inc	241
63,925	e*	JetBlue Airways Corp	1,217
20,555	e*	Mesa Air Group, Inc	144
70,667	e*	Northwest Airlines Corp	473
15,990	*	Offshore Logistics, Inc	533
12,573	e*	Pinnacle Airlines Corp	134
3,233	*	Republic Airways Holdings, Inc	40
44,767		Skywest, Inc	832
544,753		Southwest Airlines Co	7,757

		TOTAL TRANSPORTATION BY AIR	34,681

TRANSPORTATION EQUIPMENT - 2.54%
24,652	*	AAR Corp	335
7,665	*	Aftermarket Technology Corp	126
35,285		American Axle & Manufacturing Holdings, Inc	864
9,760		Arctic Cat, Inc	264
50,724		ArvinMeritor, Inc	785

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

65,399		Autoliv, Inc	$3,116
53,496	*	BE Aerospace, Inc	642
581,104		Boeing Co	33,971
65,293		Brunswick Corp	3,059
17,487		Clarcor, Inc	909
9,152		Coachmen Industries, Inc	124
2,662		Curtiss-Wright Corp (Class B)	150
110,843		Dana Corp	1,418
319,117		Delphi Corp	1,430
4,714	*	Ducommun, Inc	94
31,335		Federal Signal Corp	475
53,000	e*	Fleetwood Enterprises, Inc	461
1,205,519		Ford Motor Co	13,659
32,857	e*	GenCorp, Inc	657
137,043		General Dynamics Corp	14,670
319,586	e	General Motors Corp	9,393
56,409		Gentex Corp	1,799
119,670		Genuine Parts Co	5,204
78,090		Goodrich Corp	2,990
3,737		Greenbrier Cos, Inc	131
203,085		Harley-Davidson, Inc	11,730
24,452	*	Hayes Lemmerz International, Inc	127
12,625	e	Heico Corp	254
791		Heico Corp (Class A)	13
592,624		Honeywell International, Inc	22,052
14,000		Kaman Corp (Class A)	174
256,839		Lockheed Martin Corp	15,683
8,407		Marine Products Corp	141
14,500	*	Mascotech, Inc (Escrow)	0
21,622		Monaco Coach Corp	349
45,769	*	Navistar International Corp	1,666
4,114	e	Noble International Ltd	93
249,562		Northrop Grumman Corp	13,471
24,252		Oshkosh Truck Corp	1,988
120,506		Paccar, Inc	8,723
28,868		Polaris Industries, Inc	2,027
4,041	*	Sequa Corp (Class A)	210
13,568	e*	Sports Resorts International, Inc	45
7,858		Standard Motor Products, Inc	92
2,112	*	Strattec Security Corp	113
22,033	e	Superior Industries International, Inc	582
21,094	e*	Teledyne Technologies, Inc	660
35,303	*	Tenneco Automotive, Inc	440
81,026		Textron, Inc	6,046
23,700		Thor Industries, Inc	709
23,772		Trinity Industries, Inc	670
10,281	*	Triumph Group, Inc	400
21,248	*	TRW Automotive Holdings Corp	413
33,456		United Defense Industries, Inc	2,456
354,390		United Technologies Corp	36,027
86,454	*	Visteon Corp	494
22,100		Wabash National Corp	539
25,748		Westinghouse Air Brake Technologies Corp	528
16,827	e	Winnebago Industries, Inc	532

		TOTAL TRANSPORTATION EQUIPMENT	226,173

TRANSPORTATION SERVICES - 0.14%
5,186		Ambassadors Group, Inc	173
60,100		C.H. Robinson Worldwide, Inc	3,097
23,173	*	EGL, Inc	528
73,305		Expeditors International of Washington, Inc	3,925

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

31,949		GATX Corp	$1,060
6,675	*	HUB Group, Inc	418
9,115	e*	Navigant International, Inc	125
22,550	*	Pacer International, Inc	539
24,568	*	RailAmerica, Inc	307
99,932		Sabre Holdings Corp	2,187

		TOTAL TRANSPORTATION SERVICES	12,359

TRUCKING AND WAREHOUSING - 0.45%
14,200		Arkansas Best Corp	536
5,600	*	Central Freight Lines, Inc	20
32,993		CNF, Inc	1,544
5,739	*	Covenant Transport, Inc (Class A)	101
29,892		Heartland Express, Inc	572
37,610		Hunt (J.B.) Transport Services, Inc	1,646
38,640	*	Landstar System, Inc	1,265
5,926	*	Marten Transport Ltd	126
10,962	*	Old Dominion Freight Line	341
18,272		Overnite Corp	585
4,234	*	P.A.M. Transportation Services	73
5,401	*	Quality Distribution, Inc	59
9,635	*	SCS Transportation, Inc	179
13,200	*	Sirva, Inc	94
35,089	*	Swift Transportation Co, Inc	777
6,846	*	U.S. Xpress Enterprises, Inc (Class A)	112
395,225		United Parcel Service, Inc (Class B)	28,749
20,822		USF Corp	1,005
31,232		Werner Enterprises, Inc	607
31,628	e*	Yellow Roadway Corp	1,852

		TOTAL TRUCKING AND WAREHOUSING	40,243

WATER TRANSPORTATION - 0.04%
32,600		Alexander & Baldwin, Inc	1,343
9,194	*	Gulfmark Offshore, Inc	238
3,931	*	Hornbeck Offshore Services, Inc	99
16,554	*	Kirby Corp	696
21,240		Overseas Shipholding Group, Inc	1,336
7,805	*	Seabulk International, Inc	162

		TOTAL WATER TRANSPORTATION	3,874

WHOLESALE TRADE-DURABLE GOODS - 1.98%
4,709	e*	1-8 Contacts, Inc	98
9,868	*	Action Performance Cos, Inc	131
64,378		Adesa, Inc	1,504
18,374		Agilysys, Inc	361
16,251	*	Alliance Imaging, Inc	155
20,557	*	Anixter International, Inc	743
16,843		Applied Industrial Technologies, Inc	458
76,120	*	Arrow Electronics, Inc	1,909
10,900	*	Audiovox Corp (Class A)	139
21,075	*	Aviall, Inc	590
79,392	*	Avnet, Inc	1,462
9,677		Barnes Group, Inc	263
2,000	*	Beacon Roofing Supply, Inc	44
13,460	*	BioVeris Corp	71
36,704		BorgWarner, Inc	1,787
12,513	*	Brightpoint, Inc	234

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

SHARES			VALUE (000)

24,120		Carlisle Cos, Inc	$1,683
42,751		CDW Corp	2,423
2,198		Compx International, Inc	37
8,641	*	Department 56, Inc	151
13,898	*	Digi International, Inc	191
15,320	*	Global Imaging Systems, Inc	543
15,400		Handleman Co	292
45,500		Hughes Supply, Inc	1,354
88,400	e	IKON Office Solutions, Inc	874
10,795	*	Imagistics International, Inc	377
79,200	*	Ingram Micro, Inc (Class A)	1,320
31,360	*	Insight Enterprises, Inc	551
5,978	*	Insurance Auto Auctions, Inc	166
5,105	*	INTAC International	64
2,046,809		Johnson & Johnson	137,464
9,849	*	Keystone Automotive Industries, Inc	228
25,083		Knight Transportation, Inc	619
3,000		Lawson Products, Inc	140
9,455	*	LKQ Corp	190
32,342		Martin Marietta Materials, Inc	1,809
7,114	*	Merge Technologies, Inc	125
11,413		Metal Management, Inc	293
27,850	e*	Microtek Medical Holdings, Inc	100
20,159	*	Navarre Corp	160
25,667		Owens & Minor, Inc	697
86,254	*	Patterson Cos, Inc	4,308
37,424		Pep Boys-Manny Moe & Jack	658
44,376	*	PSS World Medical, Inc	505
18,275		Reliance Steel & Aluminum Co	731
77,400	*	Safeguard Scientifics, Inc	110
8,126	*	Scansource, Inc	421
34,569		SCP Pool Corp	1,101
12,826	*	TBC Corp	357
37,971	*	Tech Data Corp	1,407
253	*	Timco Aviation Services, Inc	0
808	v*	Timco Aviation Services, Inc Wts 2/27/7	0
52,921		W.W. Grainger, Inc	3,295
14,432		Watsco, Inc	608
11,623	*	WESCO International, Inc	325
47,999	*	Zoran Corp	497

		TOTAL WHOLESALE TRADE-DURABLE GOODS	176,123

WHOLESALE TRADE-NONDURABLE GOODS - 0.74%
27,607		Acuity Brands, Inc	745
8,800	*	Advanced Marketing Services, Inc	53
39,300		Airgas, Inc	939
18,840	*	Allscripts Healthcare Solutions, Inc	269
77,309		AmerisourceBergen Corp	4,429
40,430		Brown-Forman Corp (Class B)	2,214
297,320		Cardinal Health, Inc	16,590
7,941	e*	Central European Distribution Corp	264
27,108		Chiquita Brands International, Inc	726
29,525	e	DIMON, Inc	185
30,418	*	Endo Pharmaceuticals Holdings, Inc	686
11,498		Getty Realty Corp	294
16,652	*	Hain Celestial Group, Inc	310
61,166	*	Henry Schein, Inc	2,192
5,403		Kenneth Cole Productions, Inc (Class A)	157
2,095	*	Maui Land & Pineapple Co	90
199,855		McKesson Corp	7,545
21,820	*	Men's Wearhouse, Inc	921

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

				MATURITY
SHARES/PRINCIPAL			RATE	DATE	VALUE (000)

13,078	*	Metals USA, Inc			$256
7,977		Nash Finch Co			303
36,158		Nu Skin Enterprises, Inc (Class A)			814
4,082	*	Nuco2, Inc			107
38,900	*	Performance Food Group Co			1,077
41,834		Perrigo Co			801
3,510	*	Perry Ellis International, Inc			79
5,570	f,v*	Priority Healthcare Corp (Class A)			120
17,504	*	Priority Healthcare Corp (Class B)			379
5,629	e*	Provide Commerce, Inc			163
18,708		Russell Corp			338
17,816	*	School Specialty, Inc			698
8,100	*	Smart & Final, Inc			98
6,681		Standard Commercial Corp			124
25,507		Stride Rite Corp			339
93,299		Supervalu, Inc			3,112
441,032		Sysco Corp			15,789
22,463	*	Tractor Supply Co			981
25,672	*	United Natural Foods, Inc			735
24,630	*	United Stationers, Inc			1,115

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS			66,037

		TOTAL COMMON STOCKS
		(Cost $7,546,062)			8,894,199

SHORT TERM INVESTMENTS - 3.12%
CERTIFICATES OF DEPOSIT - 0.22%
$10,000,000	d	Canadian Imperial Bank of Commerce	2.900	08/08/05	9,987
10,000,000	d	SunTrust Banks, Inc	2.680	05/03/05	9,998

		TOTAL CERTIFICATES OF DEPOSIT			19,985

COMMERCIAL PAPER - 2.07%
12,000,000	c	Bellsouth Corp	2.580	04/04/05	11,996
12,000,000	c	Beta Finance, Inc	2.760	05/16/05	11,955
12,000,000	c	BMW US Capital LLC	2.830	04/01/05	11,999
10,000,000	c	CC USA, Inc	3.170	09/20/05	9,844
9,305,000	c	Corporate Asset Funding Corp, Inc	2.620	04/14/05	9,295
10,000,000	d	Dorada Finance, Inc	2.700	05/03/05	9,974
12,000,000	c	Gannett Co, Inc	2.620	04/18/05	11,983
12,000,000		General Electric Capital Corp	3.160	09/12/05	11,821
12,000,000	c	Greyhawk Funding LLC	2.750	04/18/05	11,983
12,000,000	c	Kitty Hawk Funding Corp	2.640	04/11/05	11,990
12,000,000	c	Park Avenue Receivables Corp	2.790	04/28/05	11,974
11,079,000	c	Preferred Receivables Fundng	2.830	05/31/05	11,024
12,000,000	c	Proctor & Gamble	2.810	05/26/05	11,946
10,600,000		Scaldis Capital LLC	2.800	04/16/05	10,584
14,000,000	d	Sigma Finance, Inc	2.530	04/26/05	13,972
12,000,000		UBS Finance, (Delaware), Inc	2.760	04/06/05	11,994

		TOTAL COMMERCIAL PAPER			184,334

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

				MATURITY
PRINCIPAL			RATE	DATE	VALUE (000)

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.83%
13,500,000		Federal Farm Credit Banks (FFCB)	2.650	04/06/05	$13,494
8,682,000		Federal National Mortgage Association (FNMA)	2.480	04/29/05	8,663
6,561,000			2.500	04/06/05	6,558
15,000,000	d		2.450	04/13/05	14,985
20,000,000			2.580	04/27/05	19,960
10,181,000			2.770	05/19/05	10,142

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			73,802

		TOTAL SHORT TERM INVESTMENTS
		(Cost $258,183)			278,121

		TOTAL PORTFOLIO - 102.87%
		(Cost $7,804,455)			9,172,850

		OTHER ASSETS AND LIABILITIES, NET - (2.87)%			(255,645)

		NET ASSETS - 100.00%			$8,917,205

	*	Non-income producing
	b	In bankruptcy
	c	Commercial Paper issued under the Private Placement exemption
		under Section 4(2) of the Securities Act of 1933.
	d	All or a portion of these securities have been segregated by
		the custodian to cover margin or other requirements
		on open futures contracts.
	e	All or a portion of these securities are out on loan.
	f	Restricted securities - Investment in securities not registered under the
		Securities Act of 1933 or not publicly traded in foreign markets.
		At March 31, 2005, the value of theses securities amounted to
		$231 or 0.00% of net assets.
	v	Security valued at fair value.

		For ease of presentation, we have grouped a number of industry classification categories together in
		the Statement of Investments. Note that the Accounts use more specific industry categories in following
		their investment limitations on industry concentration.

		Restricted securities held by the Account are as follows:

SECURITY	ACQUISTION DATE	ACQUISITION COST	VALUE
McLeod (Escrow)	05/14/02	$0	$0
National Health Investors, Inc (Sr Sub Deb)	01/10/01	30,000	111,000
Priority Healthcare Corp (Class A)	01/04/99	67,236	120,000

		$97,236	$231,000

Open Futures Contracts:
	Number of Contracts	Market Value	Expiration Date	Unrealized Gain (Loss)
E-mini S&P 500 Index	183	$10,832,685	June 20005	$41,878
E-mini Russell 2000 Index	40	2,471,200	June 20005	(5,750)

Total		$13,303,885		$36,128

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

COLLEGE RETIREMENT EQUITIES FUNDS
STATEMENT OF INVESTMENTS (Unaudited)
BOND MARKET ACCOUNT
March 31, 2005

				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING	VALUE (000)

BONDS - 97.99%
CORPORATE BONDS - 27.59%
AGRICULTURAL SERVICES - 0.10%
$ 5,500,000	g	Yara International ASA	5.250	12/15/14	Baa2	$5,427

		TOTAL AGRICULTURAL SERVICES				5,427

AMUSEMENT AND RECREATION SERVICES - 0.08%
2,000,000		Caesars Entertainment, Inc (Sr Sub Note)	7.875	03/15/10	Ba2	2,180
2,000,000		Caesars Entertainment, Inc (Sr Note)	7.000	04/15/13	Ba1	2,145

		TOTAL AMUSEMENT AND RECREATION SERVICES				4,325

AUTO REPAIR, SERVICES AND PARKING - 0.10%
2,000,000		Ryder System, Inc	4.625	04/01/10	Baa1	1,982
3,000,000		PHH Corp	7.125	03/01/13	Baa3	3,301

		TOTAL AUTO REPAIR, SERVICES AND PARKING				5,283

ASSET BACKED - 2.29%
7,600,000		Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1A2)	3.777	01/25/22	Aaa	7,560
1,375,000		Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1B)	5.700	02/25/34	Baa2	1,347
3,500,000		Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1M1)	5.700	02/25/34	Aa2	3,541
1,750,000		Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1M2)	5.700	02/25/34	A2	1,751
10,000,000	v	CIT Equipment Collateral Series 2005-VT1 (Class A4)	4.360	11/20/12	(P)Aaa	10,006
6,000,000		CIT Group Home Equity Loan Trust Series 2002-1 (Class AF6)	6.200	02/25/30	Aaa	6,223
5,852,471		Countrywide Asset-Backed Certificates Series 2004-3N	3.050	05/25/09	Aaa	5,851
7,004,864		Countrywide Home Equity Loan Trust Series 2004-B (Class A1)	3.030	02/15/29	Aaa	6,985
10,000,000		Detroit Edison Securitization Funding LLC Series 2001-1 (Class A3)	5.875	03/01/10	Aaa	10,276
10,000,000	v	Golden Securities Corp Series 2003-A (Class A1)	1.950	12/02/13	Aaa	10,004
8,000,000		Peco Energy Transition Trust Series 1999-A (Class A6)	6.050	03/01/09	Aaa	8,204
10,000,000		Peco Energy Transition Trust Series 1999-A (Class A7)	6.130	03/01/09	Aaa	10,469
9,127,160		Public Service New Hampshire Funding LLC Series 2001-1 (Class A2)	5.730	11/01/10	Aaa	9,337
12,000,000		Residential Asset Mortgage Products, Inc Series 2004-RS11 (Class M1)	3.470	11/25/34	Aa1	12,035
1,674,514		Residential Asset Securities Corp Series 1999-KS2 (Class AI9)	7.150	07/25/30	Aaa	1,688
7,960,827		Residential Asset Securities Corp Series 2000-KS4 (Class AI6)	7.435	09/25/31	Aaa	8,109
1,756,021		Residential Asset Securities Corp Series 2001-KS2 (Class AI6)	6.489	10/25/30	Aaa	1,813

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING	VALUE (000)

$ 868,470		Saxon Asset Securities Trust Series 1999-3 (Class AF6)	7.525	06/25/14	Aaa	$867
8,519,025		Wells Fargo Home Equity Trust Series 2004-2N (Class N1)	4.450	10/26/34	N.A.	8,511

		TOTAL ASSET BACKED				124,577

BUSINESS SERVICES - 0.19%
2,000,000		Advanstar Communications, Inc	10.750	08/15/10	B3	2,225
4,000,000		Cendant Corp (Sr Note)	7.375	01/15/13	Baa1	4,512
3,500,000		Equifax, Inc	6.300	07/01/05	Baa1	3,525

		TOTAL BUSINESS SERVICES				10,262

CHEMICALS AND ALLIED PRODUCTS - 0.66%
10,000,000		Abbott Laboratories	5.625	07/01/06	A1	10,202
2,500,000	g	Clorox Co	5.000	01/15/15	A3	2,482
2,000,000		Equistar Chemicals LP/Equistar Funding Corp (Sr Note)	10.625	05/01/11	B2	2,245
1,500,000		Gillette Co (Sr Note)	4.125	08/30/07	Aa3	1,496
2,500,000		Lubrizol Corp (Sr Note)	4.625	10/01/09	Baa3	2,463
5,000,000		Merck & Co, Inc	4.375	02/15/13	Aa3	4,800
2,000,000		Merck & Co, Inc (Deb)	5.950	12/01/28	Aaa	2,061
5,000,000		Pharmacia Corp	5.750	12/01/05	Aaa	5,073
3,000,000		Procter & Gamble Co	4.950	08/15/14	Aa3	2,990
2,000,000		Procter & Gamble Co	5.800	08/15/34	Aa3	2,068

		TOTAL CHEMICALS AND ALLIED PRODUCTS				35,880

COMMUNICATIONS - 2.35%
3,750,000		America Movil SA de CV	6.375	03/01/35	A3	3,388
5,000,000		Bellsouth Telecommunications	6.500	06/15/05	Aa3	5,033
7,500,000		British Telecommunications plc	8.875	12/15/30	Baa1	9,963
171,001		Comcast Cable Communications Holdings, Inc (Guarantee Note)	8.375	03/15/13	Baa3	203
7,250,000		Comcast Corp (Guarantee Note)	6.500	01/15/15	Baa3	7,773
2,750,000		Comcast Corp (Guarantee Note)	7.050	03/15/33	Baa3	3,086
2,000,000	g	COX Communications, Inc	4.625	01/15/10	Baa3	1,947
4,250,000		COX Communications, Inc	4.625	06/01/13	Baa2	3,977
8,000,000	g	COX Communications, Inc	5.450	12/15/14	Baa3	7,780
2,500,000	g	COX Enterprises, Inc	4.375	05/01/08	Baa1	2,465
4,000,000		Deutsche Telekom International Finance BV (Guarantee Note)	8.750	06/15/30	Baa1	5,228
4,250,000		France Telecom S.A.	8.500	03/01/11	Baa2	4,857
1,000,000		Gray Television, Inc (Guarantee Note)	9.250	12/15/11	B2	1,080
1,150,000	e	GTE Corp (Deb)	6.840	04/15/18	A3	1,248
2,000,000	e	GTE North, Inc (Deb)	5.650	11/15/08	A1	2,060
4,000,000		New Cingular Wireless Services, Inc (Sr Note)	7.875	03/01/11	Baa2	4,555
4,750,000		New Cingular Wireless Services, Inc (Sr Note)	8.750	03/01/31	Baa2	6,263
500,000	g	Rogers Cable, Inc	6.750	03/15/15	Ba3	493
2,500,000		Rogers Wireless Communications, Inc	7.500	03/15/15	Ba3	2,581
1,500,000		SBC Communications, Inc	4.125	09/15/09	A2	1,459
9,500,000		SBC Communications, Inc	5.100	09/15/14	A2	9,261
1,900,000		SBC Communications, Inc	6.150	09/15/34	A2	1,905
10,000,000		Sprint Capital Corp	8.375	03/15/12	Baa3	11,691
2,750,000		Sprint Capital Corp (Guarantee Note)	7.625	01/30/11	Baa3	3,074
4,500,000		Sprint Capital Corp (Guarantee Note)	6.875	11/15/28	Baa3	4,809
13,500,000		Verizon Virginia, Inc (Deb)	4.625	03/15/13	Aa3	12,988
5,000,000		Verizon Wireless Capital LLC	5.375	12/15/06	A3	5,097
2,000,000		Vodafone Group plc	3.950	01/30/08	A2	1,979
2,000,000		Vodafone Group plc	5.000	12/16/13	A2	1,985

		TOTAL COMMUNICATIONS				128,228

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING	VALUE (000)

DEPOSITORY INSTITUTIONS - 3.09%
$ 4,500,000		Bank of America Corp (Sr Note)	5.875	02/15/09	Aa2	$4,708
3,000,000		Bank of America Corp (Sr Note)	3.375	02/17/09	Aa2	2,876
4,500,000		Bank of America Corp (Sr Note)	4.875	01/15/13	Aa2	4,451
4,250,000		Bank of America Corp (Sr Note)	5.375	06/15/14	Aa2	4,324
4,000,000		Bank of America Corp (Sub Note)	7.400	01/15/11	Aa3	4,515
6,500,000	e	Bank of America Corp (Sub Note)	4.750	08/15/13	Aa3	6,349
7,000,000		Bank One NA	5.500	03/26/07	Aa2	7,172
5,000,000	e	Bank One NA	3.700	01/15/08	Aa2	4,908
4,000,000		BB&T Corp (Sub Note)	6.500	08/01/11	A2	4,342
8,500,000		Citigroup, Inc	4.125	06/30/05	Aa1	8,519
15,000,000		Citigroup, Inc	5.125	05/05/14	Aa1	15,001
3,000,000		Citigroup, Inc (Sr Note)	4.125	02/22/10	Aa1	2,920
10,165,000		Citigroup, Inc (Sub Note)	5.000	09/15/14	Aa2	9,982
3,000,000		Golden West Financial Corp (Sr Note)	4.125	08/15/07	A1	2,988
3,500,000		Golden West Financial Corp (Sr Note)	4.750	10/01/12	A1	3,432
2,000,000		Greenpoint Financial Corp (Sr Note)	3.200	06/06/08	A2	1,919
5,000,000		JPMorgan Chase & Co	4.500	11/15/10	Aa3	4,901
7,750,000		JPMorgan Chase & Co	4.750	03/01/15	Aa3	7,416
7,000,000		JPMorgan Chase & Co (Sub Note)	7.875	06/15/10	A1	7,956
2,000,000		JPMorgan Chase & Co (Sub Note)	5.125	09/15/14	A1	1,968
2,200,000		M&I Marshall & Ilsley Bank	4.400	03/15/10	Aa3e	2,167
2,000,000		M&I Marshall & Ilsley Bank (Sr Note)	4.125	09/04/07	Aa3	1,991
5,000,000		Mellon Funding Corp (Guarantee Note)	4.875	06/15/07	A1	5,066
5,000,000		PNC Funding Corp (Guarantee Note)	5.750	08/01/06	A2	5,109
3,250,000		Popular North America, Inc (Guarantee Note)	4.700	06/30/09	A3	3,244
2,500,000		Regions Financial Corp (Sub Note)	6.375	05/15/12	A2	2,697
4,500,000		Suntrust Bank (Sub Note)	7.250	09/15/06	Aa3	4,704
5,000,000		US Bank NA (Sub Note)	6.300	02/04/14	Aa2	5,425
4,500,000		Wachovia Bank NA (Sub Note)	4.800	11/01/14	Aa3	4,358
3,250,000		Wachovia Bank NA (Sub Note)	4.875	02/01/15	Aa3	3,156
2,000,000		Wachovia Corp (Sr Note)	3.625	02/17/09	Aa3	1,934
9,500,000		Wachovia Corp (Sub Note)	5.250	08/01/14	A1	9,504
3,500,000		Wells Fargo & Co (Sr Note)	4.200	01/15/10	Aa1	3,422
5,000,000		Wells Fargo & Co (Sub Note)	4.950	10/16/13	Aa2	4,961

		TOTAL DEPOSITORY INSTITUTIONS				168,385

ELECTRIC, GAS, AND SANITARY SERVICES - 1.93%
3,000,000		Carolina Power & Light Co (First Mortgage)	5.150	04/01/15	A3	2,962
2,750,000	h	Carolina Power & Light Co (First Mortgage)	5.700	04/01/35	A3	2,724
4,250,000		CenterPoint Energy Resources Corp (Sr Note)	7.875	04/01/13	Ba1	4,926
4,000,000		Consolidated Edison Co of New York (Deb)	4.875	02/01/13	A1	3,969
3,500,000		Consolidated Edison Co of New York (Sr Note)	4.700	06/15/09	A1	3,509
3,500,000		Consolidated Natural Gas Co (Sr Note)	6.250	11/01/11	A3	3,735
4,250,000		Consolidated Natural Gas Co (Sr Note)	5.000	12/01/14	A3	4,140
4,250,000	e	Duke Capital LLC	5.668	08/15/14	Baa3	4,288
2,000,000		Duke Energy Corp (First Mortgage)	4.500	04/01/10	A3	1,979
5,750,000		FirstEnergy Corp	6.450	11/15/11	Baa3	6,067
5,000,000		Florida Power & Light Co (First Mortgage)	6.875	12/01/05	Aa3	5,108
3,400,000		Florida Power & Light Co (First Mortgage)	4.850	02/01/13	Aa3	3,379
2,250,000		Florida Power Corp (First Mortgage)	4.800	03/01/13	A2	2,193
5,000,000		Georgia Power Co (Sr Note)	5.500	12/01/05	A2	5,063
4,000,000		KeySpan Corp	4.900	05/16/08	N.A.	4,046
7,500,000	h	Kinder Morgan Energy Partners LP	5.125	11/15/14	Baa1	7,295
7,000,000		Kinder Morgan Energy Partners LP	5.800	03/15/35	Baa1	6,637
4,000,000		National Fuel Gas Co	5.250	03/01/13	A3	3,989
1,250,000		Nisource Finance Corp (Guarantee Note)	7.875	11/15/10	Baa3	1,417
4,500,000		Northern Border Pipeline Co	6.250	05/01/07	A3	4,660
2,500,000	g	Ohio Edison Co (Sr Note)	4.000	05/01/08	Baa2	2,448
1,750,000		Pacific Gas & Electric Co (First Mortgage)	6.050	03/01/34	Baa1	1,791

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING	VALUE (000)

$ 2,000,000		Public Service Co of Colorado	7.875	10/01/12	A3	$2,357
2,500,000		Public Service Co of Colorado	5.500	04/01/14	A3	2,573
2,750,000		Southern California Edison Co (First Mortgage)	6.000	01/15/34	A3	2,861
2,000,000		TXU Energy Co LLC (Sr Note)	7.000	03/15/13	Baa2	2,185
2,000,000		Virginia Electric and Power Co (Sr Note)	4.750	03/01/13	A3	1,943
2,000,000		Waste Management, Inc (Guarantee Note)	7.750	05/15/32	Baa3	2,416
1,500,000		Westar Energy, Inc (First Mortgage)	6.000	07/01/14	Baa3	1,577
3,000,000		Wisconsin Electric Power	5.625	05/15/33	A1	3,027

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				105,264

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.14%
4,000,000		Emerson Electric Co	4.500	05/01/13	A2	3,883
3,500,000		General Electric Co	5.000	02/01/13	Aaa	3,497

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				7,380

ENGINEERING AND MANAGEMENT SERVICES - 0.10%
5,000,000	g	AIG SunAmerica Global Financing VI	6.300	05/10/11	Aaa	5,372

		TOTAL ENGINEERING AND MANAGEMENT SERVICES				5,372

FABRICATED METAL PRODUCTS - 0.12%
3,000,000		Crane Co (Sr Note)	5.500	09/15/13	Baa2	2,990
3,750,000		Fortune Brands, Inc	4.875	12/01/13	A2	3,732

		TOTAL FABRICATED METAL PRODUCTS				6,722

FOOD AND KINDRED PRODUCTS - 0.66%
4,000,000		Bottling Group LLC (Guarantee Note)	4.625	11/15/12	Aa3	3,932
1,750,000		Bunge Ltd Finance Corp	5.875	05/15/13	Baa3	1,816
6,500,000		ConAgra Foods, Inc	7.875	09/15/10	Baa1	7,430
5,000,000		Coors Brewing Co (Guarantee Note)	6.375	05/15/12	Baa2	5,354
2,500,000	g	Foster's Finance Corp	4.875	10/01/14	Baa1	2,395
3,000,000		Kellogg Co (Deb)	7.450	04/01/31	Baa2	3,702
4,000,000		Kraft Foods, Inc	6.500	11/01/31	A3	4,411
3,000,000		PepsiAmericas, Inc	4.875	01/15/15	Baa1	2,925
2,000,000		Sara Lee Corp	6.250	09/15/11	A3	2,155
2,000,000		Sara Lee Corp	3.875	06/15/13	A3	1,851

		TOTAL FOOD AND KINDRED PRODUCTS				35,971

FOOD STORES - 0.16%
2,000,000		Delhaize America, Inc (Guarantee Note)	8.125	04/15/11	Ba1	2,223
3,500,000		Kroger Co (Guarantee Note)	7.250	06/01/09	Baa2	3,803
2,500,000		Kroger Co (Guarantee Note)	6.800	04/01/11	Baa2	2,728

		TOTAL FOOD STORES				8,754

FORESTRY - 0.11%
3,000,000		Weyerhaeuser Co	6.000	08/01/06	Baa2	3,074
2,665,000		Weyerhaeuser Co	5.950	11/01/08	Baa2	2,794

		TOTAL FORESTRY				5,868

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING	VALUE (000)

FURNITURE AND FIXTURES - 0.07%
$ 3,500,000		Newell Rubbermaid, Inc	6.000	03/15/07	Baa2	$3,599

		TOTAL FURNITURE AND FIXTURES				3,599

GENERAL BUILDING CONTRACTORS - 0.56%
4,000,000		Centex Corp	4.750	01/15/08	Baa2	3,997
1,500,000	e	DR Horton, Inc (Guarantee Note)	5.000	01/15/09	Ba1	1,461
4,500,000		DR Horton, Inc (Sr Note)	5.250	02/15/15	Ba1	4,111
3,000,000	e	DR Horton, Inc (Sr Sub Note)	9.750	09/15/10	Ba2	3,482
2,000,000		K Hovnanian Enterprises, Inc (Guarantee Note)	6.500	01/15/14	Ba1	1,955
2,500,000	e	KB Home (Guarantee Note)	5.875	01/15/15	Ba1	2,389
2,250,000	g	Lennar Corp (Sr Note)	5.500	09/01/14	Baa3	2,215
3,250,000		MDC Holdings, Inc (Guarantee Note)	5.500	05/15/13	Baa3	3,241
5,000,000		MDC Holdings, Inc (Sr Note)	5.375	12/15/14	Baa3	4,864
2,750,000		Ryland Group, Inc	5.375	01/15/15	Baa3	2,675

		TOTAL GENERAL BUILDING CONTRACTORS				30,390

GENERAL MERCHANDISE STORES - 0.33%
7,500,000	e	Target Corp	4.000	06/15/13	A2	7,070
7,000,000	e	Wal-Mart Stores, Inc	4.000	01/15/10	Aa2	6,818
3,000,000		Wal-Mart Stores, Inc	7.550	02/15/30	Aa2	3,851

		TOTAL GENERAL MERCHANDISE STORES				17,739

HEALTH SERVICES - 0.07%
4,000,000		Laboratory Corp Of America Holdings (Sr Note)	5.500	02/01/13	Baa3	4,014

		TOTAL HEALTH SERVICES				4,014

HOLDING AND OTHER INVESTMENT OFFICES - 0.63%
3,000,000		Boston Properties LP (Sr Note)	6.250	01/15/13	Baa2	3,152
5,000,000		Brascan Corp	7.125	06/15/12	Baa3	5,542
5,000,000		Camden Property Trust	5.875	06/01/07	Baa2	5,130
3,250,000		Chelsea Property Group, Inc	6.000	01/15/13	Baa2	3,347
4,000,000		EOP Operating LP (Guarantee Note)	5.875	01/15/13	Baa2	4,083
4,500,000		iStar Financial, Inc (Sr Note)	5.150	03/01/12	Baa3	4,356
3,650,000	g	iStar Financial, Inc (Sr Note)	5.700	03/01/14	Baa3	3,601
4,000,000	g	Mantis Reef Ltd	4.799	11/03/09	A3	3,934

						33,145

HOTELS AND OTHER LODGING PLACES - 0.09%
2,000,000		Boyd Gaming Corp (Sr Sub Note)	8.750	04/15/12	B1	2,165
1,000,000		Isle of Capri Casinos, Inc (Guarantee Note)	9.000	03/15/12	B2	1,088
1,750,000		MGM Mirage (Guarantee Note)	6.000	10/01/09	Ba2	1,726

		TOTAL HOTELS AND OTHER LODGING PLACES				4,979

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.22%
3,500,000		Hewlett-Packard Co	6.500	07/01/12	A3	3,817
4,000,000		International Business Machines Corp (Deb)	6.220	08/01/27	A1	4,307
1,500,000		Kennametal, Inc (Sr Note)	7.200	06/15/12	Ba1	1,658
2,000,000		New York State Electric & Gas Corp	5.500	11/15/12	Baa1	2,052

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				11,834

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING	VALUE (000)

INSURANCE CARRIERS - 0.52%
$ 4,250,000		Allstate Corp	5.000	08/15/14	A1	$4,196
4,000,000	g	John Hancock Global Funding II	7.900	07/02/10	Aa3	4,567
3,000,000		Metlife, Inc (Sr Note)	5.375	12/15/12	A2	3,053
1,000,000		Metlife, Inc (Sr Note)	6.375	06/15/34	A2	1,079
2,500,000		Prudential Financial, Inc	4.750	04/01/14	A3	2,421
4,000,000		UnitedHealth Group, Inc	3.375	08/15/07	A2	3,911
4,000,000		UnitedHealth Group, Inc (Sr Note)	3.300	01/30/08	A3	3,873
1,000,000		WellPoint Health Networks	6.375	01/15/12	Baa1	1,074
2,000,000	g	WellPoint, Inc	3.500	09/01/07	Baa1	1,964
2,000,000		WellPoint, Inc	5.000	12/15/14	Baa1	1,963

		TOTAL INSURANCE CARRIERS				28,101

METAL MINING - 0.36%
6,250,000		Barrick Gold Corp	5.800	11/15/34	Baa1	6,306
5,900,000		Barrick Gold Finance Co	4.875	11/15/14	Baa1	5,715
3,500,000	g	Corp Nacional del Cobre de Chile - CODELCO (Sr Note)	4.750	10/15/14	A2	3,321
4,000,000		Placer Dome, Inc (Deb)	6.375	03/01/33	Baa2	4,249

		TOTAL METAL MINING				19,591

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.14%
3,500,000		Tyco International Group S.A. (Guarantee Note)	5.800	08/01/06	Baa3	3,571
4,000,000		Tyco International Group S.A. (Guarantee Note)		11/15/13		4,193

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				7,764

MISCELLANEOUS RETAIL - 0.11%
2,500,000		CVS Corp		09/15/09		2,429
3,500,000	g	CVS Corp	4.875	09/15/14	A3	3,443

		TOTAL MISCELLANEOUS RETAIL				5,872

MOTION PICTURES - 0.66%
5,000,000	g	News America, Inc (Guarantee Note) 6.20% wts 12/15/34	6.200	12/15/34	Baa3	4,944
4,250,000		News America, Inc (Guarantee Note) 7.30% wts 11/30/28	7.625	11/30/28	Baa3	4,895
2,500,000		Time Warner, Inc (Guarantee Note)	5.625	05/01/05	Baa1	2,504
16,250,000		Time Warner, Inc (Guarantee Note)	6.875	05/01/12	Baa1	17,761
2,250,000		Time Warner, Inc (Guarantee Note)	7.700	05/01/32	Baa1	2,669
3,000,000		Walt Disney Co	5.500	12/29/06	Baa1	3,064

		TOTAL MOTION PICTURES				35,837

NATIONAL SECURITY AND INTERNATIONAL AFFAIRS - 0.06%
3,500,000		Inter-American Development Bank	4.375	09/20/12	Aaa	3,463

		TOTAL NATIONAL SECURITY AND INTERNATIONAL AFFAIRS				3,463

NONDEPOSITORY INSTITUTIONS - 3.42%
2,000,000		AGL Capital Corp	6.000	10/01/34	Baa1	1,997
3,000,000	g	Aiful Corp	4.450	02/16/10	Baa2	2,929
3,500,000		American Honda Finance Corp	4.500	05/26/09	A1	3,492
3,000,000		Capital One Bank (Sr Note)	5.125	02/15/14	Baa2	2,948

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING	VALUE (000)

$ 9,000,000		CIT Group, Inc (Sr Note)	4.125	02/21/06	A2	$9,021
4,750,000		CIT Group, Inc (Sr Note)	4.250	02/01/10	A2	4,618
4,250,000		CIT Group, Inc (Sr Note)	5.125	09/30/14	A2	4,166
4,000,000		Countrywide Home Loans, Inc	4.125	09/15/09	A3	3,857
3,000,000		European Investment Bank (Sr Note)	4.000	03/03/10	Aaa	2,950
2,000,000		Falconbridge Ltd	7.350	06/05/12	Baa3	2,246
8,750,000	e	Ford Motor Credit Co	5.700	01/15/10	A3	8,251
1,500,000		Ford Motor Credit Co	7.375	02/01/11	A3	1,500
7,500,000	e	Ford Motor Credit Co	7.000	10/01/13	A3	7,293
8,000,000		General Electric Capital Corp	4.125	03/04/08	Aaa	7,938
3,000,000		General Electric Capital Corp	3.125	04/01/09	Aaa	2,843
3,000,000		General Electric Capital Corp	3.250	06/15/09	Aaa	2,847
5,000,000	h	General Electric Capital Corp	6.125	02/22/11	Aaa	5,332
7,250,000		General Electric Capital Corp	4.375	11/21/11	Aaa	7,040
13,500,000		General Electric Capital Corp	5.875	02/15/12	Aaa	14,200
5,500,000	e	General Motors Acceptance Corp	7.750	01/19/10	A3	5,293
18,000,000	e	General Motors Acceptance Corp	5.625	05/15/09	Baa1	16,480
5,000,000		General Motors Acceptance Corp	6.875	09/15/11	A3	4,517
3,650,000	e	General Motors Acceptance Corp	6.750	12/01/14	Baa1	3,143
3,000,000		HSBC Capital Funding LP/Jersey Channel Islands	4.610	12/29/49	A1	2,850
13,150,000	e	HSBC Finance Corp	4.125	11/16/09	A1	12,790
3,000,000		HSBC Finance Corp	7.000	05/15/12	A1	3,338
11,250,000		HSBC Finance Corp	6.375	11/27/12	A1	12,117
5,000,000		HSBC Finance Corp (Sr Note)	5.875	02/01/09	A1	5,209
3,000,000		International Finance Corp	3.750	06/30/09	Aaa	2,951
4,000,000		Key Bank National Association	5.000	07/17/07	A1	4,058
4,000,000		MBNA America Bank NA	5.375	01/15/08	Baa1	4,084
3,000,000		National Rural Utilities Cooperative Finance Corp	5.750	08/28/09	A2	3,122
4,250,000	g	Rabobank Capital Funding Trust (Sub Note)	5.254	12/30/16	Aa2	4,209
4,000,000		SLM Corp	4.000	01/15/09	A2	3,917
3,500,000	e	Toyota Motor Credit Corp	0.029	07/08/08		3,338

		TOTAL NONDEPOSITORY INSTITUTIONS				186,884

OIL AND GAS EXTRACTION - 1.18%
2,000,000		Anadarko Finance Co (Guarantee Note)	6.750	05/01/11	Baa1	2,219
2,000,000		Burlington Resources Finance Co (Guarantee Note)	6.400	08/15/11	Baa1	2,138
5,000,000		Burlington Resources Finance Co (Guarantee Note)	7.200	08/15/31	Baa1	5,923
1,000,000		Canadian Natural Resources Ltd	5.850	02/01/35	Baa1	979
1,000,000		Chesapeake Energy Corp (Guarantee Note)	9.000	08/15/12	Ba3	1,104
2,500,000		Devon Energy Corp (Sr Note)	2.750	08/01/06	Baa2	2,457
4,000,000	g	Empresa Nacional de Petroleo ENAP	6.750	11/15/12	Baa1	4,308
2,000,000		EnCana Corp	6.500	08/15/34	Baa2	2,181
3,000,000	g	Enterprise Products Operating LP	5.000	03/01/15	Baa3	2,812
6,000,000		Enterprise Products Operating LP (Sr Note)	4.625	10/15/09		5,855
4,000,000		Enterprise Products Operating LP (Sr Note)	5.600	10/15/14		3,948
3,000,000		Enterprise Products Operating LP (Sr Note)	4.000	10/15/07	Baa3	2,937
3,000,000		Enterprise Products Operating LP (Sr Note)	6.650	10/15/34	Baa3	3,059
4,000,000		Equitable Resources, Inc	5.150	11/15/12	A2	4,051
4,250,000		Nexen, Inc	5.050	11/20/13	Baa2	4,136
4,000,000		Nexen, Inc	5.200	03/10/15	Baa2e	3,905
2,000,000		Panhandle Eastern Pipe Line (Sr Note)	4.800	08/15/08	Baa3	1,986
4,250,000	e	PC Financial Partnership	5.000	11/15/14	Baa2	4,125
3,000,000	g	Plains All American Pipeline LP/PAA Finance Corp	4.750	08/15/09	Ba1	2,985
3,000,000		Plains All American Pipeline LP/PAA Finance Corp (Sr Note)	5.625	12/15/13	Baa3	3,016

		TOTAL OIL AND GAS EXTRACTION				64,124

OTHER MORTGAGE BACKED SECURITIES - 2.55%
2,243,446	v	AQ Finance NIM Trust Series 2004-RN2	3.050	04/25/09	Aaa	2,244
2,764,199	v	AQ Finance NIM Trust Series 2004-RN3	3.030	05/25/09	Aaae	2,765

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING	VALUE (000)

$ 10,000,000		Banc of America Commercial Mortgage, Inc Series 2004-4 (Class A6)	4.877	07/10/42	N.A.	$9,835
13,955,000	h	Banc of America Commercial Mortgage, Inc Series 2005-1 (Class )	4.999	11/10/42	N.A.	13,923
10,000,000		Bear Stearns Commercial Mortgage Securities Series 2004-PWR5 (Class A5)	4.978	07/11/42	Aaa	9,911
10,000,000		Centex Home Equity Series 2004-C (Class AF5)	5.980	06/25/34	Aaa	10,012
14,000,000		CS First Boston Mortgage Securities Corp Series 2001-CP4 (Class A4)	6.180	12/15/35	N.A.	14,935
21,000,000		Ge Capital Commercial Mortgage Corp Series 2003-C2 (Class A4)	5.145	07/10/37	Aaa	21,215
18,000,000		Greenwich Capital Commercial Funding Corp Series 2004-GG1 (Series A7)	5.317	06/10/36	Aaa	18,313
5,000,000		GSAMP Trust Series 2004-WF (Class M1)	3.430	10/25/34	Aa2	5,033
14,250,000		JP Morgan Chase Commercial Mortgage Securities Corp Series 2002-C1 (Class A3)	5.376	07/12/37	Aaa	14,639
2,009,049	v	Option One Mortgage Securities Corp NIM Trust Series 2004-1A	3.040	04/26/09	Aaa	2,010
14,000,000		Wachovia Bank Commercial Mortgage Trust Series 2002-C2 (Class A4)	4.980	11/15/34	Aaa	14,008

		TOTAL OTHER MORTGAGE BACKED SECURITIES				138,843

PAPER AND ALLIED PRODUCTS - 0.46%
3,150,000	g	Bemis Co	4.875	04/01/12	Baa1	3,097
2,000,000		Georgia-Pacific Corp (Guarantee Note)	8.875	02/01/10	Ba2	2,233
2,500,000		International Paper Co	3.800	04/01/08	Baa2	2,439
9,250,000		International Paper Co	5.850	10/30/12	Baa2	9,579
3,000,000		Kimberly-Clark Corp	5.000	08/15/13	Aa2	3,022
4,250,000	g	Sappi Papier Holding AG. (Guarantee Note)	6.750	06/15/12	Baa3	4,610

		TOTAL PAPER AND ALLIED PRODUCTS				24,980

PERSONAL SERVICES - 0.03%
1,461,000	g	Coinmach Corp (Sr Note)	9.000	02/01/10	B2	1,490

		TOTAL PERSONAL SERVICES				1,490

PETROLEUM AND COAL PRODUCTS - 0.28%
7,000,000		Conoco Funding Co (Guarantee Note)	6.350	10/15/11	A3	7,618
2,000,000		ConocoPhillips (Guarantee Note)	5.900	10/15/32	A3	2,103
3,000,000		ConocoPhillips Holding Co (Sr Note)	6.950	04/15/29	A3	3,553
2,000,000		Valero Energy Corp	6.875	04/15/12	Baa3	2,215

		TOTAL PETROLEUM AND COAL PRODUCTS				15,489

PIPELINES, EXCEPT NATURAL GAS - 0.10%
2,000,000		Kaneb Pipe Line Operating Partnership LP (Sr Note)	5.875	06/01/13	Ba1	2,049
3,750,000		TransCanada Pipelines Ltd	4.000	06/15/13	A2	3,466

		TOTAL PIPELINES, EXCEPT NATURAL GAS				5,515

PRIMARY METAL INDUSTRIES - 0.12%
4,250,000		Alcoa, Inc	6.500	06/01/11	A2	4,633
1,750,000		Alcan, Inc	6.125	12/15/33	Baa1	1,851

		TOTAL PRIMARY METAL INDUSTRIES				6,484

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING	VALUE (000)

PRINTING AND PUBLISHING - 0.40%
$ 4,000,000	e	Belo Corp (Deb)	7.250	09/15/27	Baa3	$4,432
2,000,000	e	Cenveo Corp (Guarantee Note)	9.625	03/15/12	B1	2,130
8,000,000		New York Times Co	5.000	03/15/15	A1	7,960
2,000,000		Quebecor Media, Inc (Sr Note)	11.125	07/15/11	B2	2,210
1,500,000		Viacom, Inc (Guarantee Note)	7.700	07/30/10	A3	1,671
3,000,000		Viacom, Inc (Guarantee Note)	6.625	05/15/11	A3	3,203

		TOTAL PRINTING AND PUBLISHING				21,606

RAILROAD TRANSPORTATION - 0.41%
3,750,000		Burlington Northern Santa Fe Corp	5.900	07/01/12	Baa2	3,947
3,500,000		Canadian National Railway Co	4.400	03/15/13	Baa1	3,365
2,000,000		Norfolk Southern Corp (Sr Note)	7.250	02/15/31	Baa1	2,395
4,400,000		Union Pacific Corp	7.600	05/01/05	Baa2	4,412
5,000,000		Union Pacific Corp	5.750	10/15/07	Baa2	5,151
3,000,000		Union Pacific Corp	6.500	04/15/12	Baa2	3,267

		TOTAL RAILROAD TRANSPORTATION				22,537

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.03%
1,750,000		Sealed Air Corp (Sr Note)	5.375	04/15/08	Baa3	1,779

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS				1,779

SECURITY AND COMMODITY BROKERS - 1.34%
4,000,000		Bear Stearns Cos, Inc	5.700	11/15/14	A1	4,106
3,000,000		Franklin Resources, Inc	3.700	04/15/08	A2	2,929
2,000,000		Goldman Sachs Group, Inc	6.875	01/15/11	Aa3	2,182
3,750,000		Goldman Sachs Group, Inc	5.125	01/15/15	Aa3	3,677
4,000,000		Goldman Sachs Group, Inc	6.125	02/15/33	Aa3	4,127
2,000,000		Goldman Sachs Group, Inc (Guarantee Note)	6.345	02/15/34	A1	2,057
5,000,000		Lehman Brothers Holdings, Inc	6.250	05/15/06	A1	5,129
10,000,000		Lehman Brothers Holdings, Inc	4.000	01/22/08	A1	9,880
4,500,000		Lehman Brothers Holdings, Inc	6.625	01/18/12	A1	4,913
3,750,000		Lehman Brothers Holdings, Inc	4.800	03/13/14	A1	3,624
4,250,000		Merrill Lynch & Co, Inc	5.000	01/15/15	Aa3	4,130
5,500,000		Morgan Stanley	3.625	04/01/08	Aa3	5,358
6,750,000		Morgan Stanley	4.000	01/15/10	Aa3e	6,503
4,000,000		Morgan Stanley	6.600	04/01/12	Aa3	4,341
10,000,000		Morgan Stanley	5.300	03/01/13	Aa3	10,042

		TOTAL SECURITY AND COMMODITY BROKERS				72,998

STONE, CLAY, AND GLASS PRODUCTS - 0.08%
1,000,000		Corning, Inc	5.900	03/15/14	Ba2	997
3,250,000		CRH America, Inc (Guarantee Note)	0.064	10/15/33		3,500

		TOTAL STONE, CLAY, AND GLASS PRODUCTS				4,497

TOBACCO PRODUCTS - 0.02%
1,250,000		RJ Reynolds Tobacco Holdings, Inc (Guarantee Note)	6.500	06/01/07	Ba2	1,277

		TOTAL TOBACCO PRODUCTS				1,277

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING	VALUE (000)

TRANSPORTATION BY AIR - 0.13%
$ 5,000,000		Continental Airlines, Inc (Cert)	6.563	02/15/12	Aaa	$5,248
2,000,000		Southwest Airlines Co (Cert)	5.496	11/01/06	Aa2	2,035

		TOTAL TRANSPORTATION BY AIR				7,283

TRANSPORTATION EQUIPMENT - 0.67%
4,000,000		DaimlerChrysler NA Holding Corp (Guarantee Note)	0.065	11/15/13		4,148
3,500,000		DaimlerChrysler NA Holding Corp (Guarantee Note)	8.500	01/18/31	A3	4,188
1,500,000	e,g	Dana Corp	5.850	01/15/15	Ba2	1,321
8,750,000	e	Ford Motor Co	7.450	07/16/31	Baa1	7,905
4,250,000		General Dynamics Corp (Guarantee Note)	3.000	05/15/08	A2	4,081
2,250,000	e	General Motors Corp (Deb)	8.375	07/15/33	Baa2	1,929
3,500,000		Lockheed Martin Corp	8.500	12/01/29	Baa2	4,707
4,000,000		Northrop Grumman Corp (Guarantee Note)	7.750	02/15/31	Baa2	5,062
2,500,000		United Technologies Corp (Deb)	7.500	09/15/29	A2	3,163

		TOTAL TRANSPORTATION EQUIPMENT				36,504

WHOLESALE TRADE-DURABLE GOODS - 0.09%
2,000,000		Ingram Micro, Inc (Sr Sub Note)	9.875	08/15/08	Ba2	2,120
3,000,000	e	Johnson & Johnson (Deb)	3.800	05/15/13	Aaa	2,801

		TOTAL WHOLESALE TRADE-DURABLE GOODS				4,921

WHOLESALE TRADE-NONDURABLE GOODS - 0.31%
3,500,000		GlaxoSmithKline Capital, Inc (Guarantee Note)	5.375	04/15/34	Aa2	3,456
2,000,000		ISP Chemco, Inc (Guarantee Note)	10.250	07/01/11	B1	2,165
3,250,000		Safeway, Inc	4.800	07/16/07	Baa2	3,266
8,000,000		Unilever Capital Corp (Guarantee Note)	6.875	11/01/05	A1	8,200

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				17,087

		TOTAL CORPORATE BONDS				1,498,324
		(Cost $1,514,542)

GOVERNMENT BONDS - 70.40%
AGENCY SECURITIES - 16.01%
110,050,000		Federal Farm Credit Bank (FFCB)	2.250	09/01/06	Aaa	107,612
17,000,000	e	Federal Farm Credit Bank (FFCB)	3.000	12/17/07	Aaa	16,525
8,500,000		Federal Farm Credit Bank (FFCB)	3.375	07/15/08	Aaa	8,286
20,000,000		Federal Farm Credit Bank (FFCB)	3.875	01/12/09	Aaa	19,664
13,900,000		Federal Farm Credit Bank (FFCB)	4.125	04/15/09	Aaa	13,795
33,050,000		Federal Home Loan Bank (FHLB)	2.875	05/22/06	Aaa	32,714
20,000,000	d	Federal Home Loan Mortgage Corp (FHLMC)	4.250	06/15/05	Aaa	20,048
75,000,000		Federal Home Loan Mortgage Corp (FHLMC)	1.875	02/15/06	Aaa	73,858
3,000,000		Federal Home Loan Mortgage Corp (FHLMC)	7.100	04/10/07	Aaa	3,173
15,000,000		Federal Home Loan Mortgage Corp (FHLMC)	3.500	05/21/08	Aaa	14,679
15,000,000		Federal Home Loan Mortgage Corp (FHLMC)	3.750	05/12/09	Aaa	14,637
138,000,000	d	Federal Home Loan Mortgage Corp (FHLMC)	7.000	03/15/10	Aaa	153,165
36,399,000		Federal Home Loan Mortgage Corp (FHLMC)	5.875	03/21/11	Aa2	38,293
30,000,000		Federal Home Loan Mortgage Corp (FHLMC)	6.375	08/01/11	Aa2	30,651
20,000,000	e	Federal Home Loan Mortgage Corp (FHLMC)	4.500	01/15/15	Aaa	19,445
36,000,000		Federal National Mortgage Association (FNMA)	3.125	07/15/06	Aaa	35,691
26,000,000		Federal National Mortgage Association (FNMA)	2.625	11/15/06	Aaa	25,476
63,000,000	e	Federal National Mortgage Association (FNMA)	5.000	01/15/07	Aaa	64,113
45,500,000		Federal National Mortgage Association (FNMA)	3.410	08/30/07	Aaa	44,698
28,520,000		Federal National Mortgage Association (FNMA)	3.375	12/15/08	Aaa	27,574
58,500,000	e,h	Federal National Mortgage Association (FNMA)	7.125	06/15/10	Aaa	65,405

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING	VALUE (000)

$ 34,000,000	e	Federal National Mortgage Association (FNMA)	4.625	10/15/14	Aaa	$33,361
8,250,000		Federal National Mortgage Association (FNMA)	6.210	08/06/38	Aaa	9,468

		TOTAL AGENCY SECURITIES				872,331

FOREIGN GOVERNMENT BONDS - 2.21%
2,750,000	e	Brazilian Government International Bond	10.250	06/17/13	B1	2,991
5,000,000	e	Brazilian Government International Bond	10.500	07/14/14	B1	5,500
5,500,000		Canada Government International Bond	6.750	08/28/06	Aaa	5,723
4,000,000		Chile Government International Bond	5.500	01/15/13	Baa1	4,088
4,500,000		Italy Government International Bond	4.500	01/21/15	NR	4,368
5,000,000		Korea Development Bank	5.750	09/10/13	A3	5,185
3,000,000	e	Mexico Government International Bond	4.625	10/08/08	Baa2	2,952
10,000,000		Mexico Government International Bond	6.375	01/16/13	Baa1	10,275
6,152,000	e	Mexico Government International Bond	5.875	01/15/14	Baa2	6,119
8,000,000		Mexico Government International Bond	6.750	09/27/34	Baa1	7,800
2,750,000		Philippine Government International Bond (Sr Note)	9.500	02/02/30	B1	2,688
5,000,000		Province of British Columbia	4.625	10/03/06	Aa2	5,051
13,000,000		Province of British Columbia	5.375	10/29/08	Aa2	13,471
5,000,000		Province of Manitoba Canada	4.250	11/20/06	Aa2	5,021
5,000,000		Province of Ontario	7.000	08/04/05	Aa2	5,064
3,500,000		Province of Ontario	5.125	07/17/12	Aa2	3,603
7,650,000	e	Province of Ontario	4.500	02/03/15	Aa2	7,417
5,000,000		Province of Ontario (Sr Note)	5.500	10/01/08	Aa2	5,184
10,000,000		Province of Quebec Canada (Deb)	7.500	09/15/29	A1	12,829
2,000,000	h	Province of Saskatchewan Canada (Deb)	7.375	07/15/13	Aa3	2,364
2,750,000	e	Turkey Government International Bond	7.375	02/05/25	B1e	2,585

		TOTAL FOREIGN GOVERNMENT BONDS				120,278

MORTGAGE BACKED SECURITIES - 34.66%
606,772		Federal Home Loan Mortgage Corp (FHLMC)	6.000	04/01/11		627
292,930		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	09/01/10		307
4,648,148		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	12/01/16		4,862
13,435,508		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	05/01/18		13,457
23,955,639	d	Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	06/01/18		23,995
8,978,770		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	10/01/18		8,808
5,182,645		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	11/01/18		5,084
6,255,111		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	01/01/19		6,391
1,497,854		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	10/01/20		1,582
145,315		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	05/01/23		154
2,232,930		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	10/01/23		2,299
1,907,971		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	11/01/23		1,964
1,304,289		Federal Home Loan Mortgage Corp Gold (FGLMC)	8.000	01/01/31		1,404
327,326		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	11/01/31		345
1,020,802		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	12/01/31		1,076
179,941		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	12/01/31		190
55,446		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	12/01/31		58
77,660		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	12/01/31		82
194,331		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	12/01/31		205
291,116		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	12/01/31		307
210,285		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	12/01/31		222
607,653		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	01/01/32		640
91,852		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	01/01/32		97
1,077,806		Federal Home Loan Mortgage Corp Gold (FGLMC)	8.000	02/01/32		1,160
9,493,806		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	10/01/33		9,536
18,608,479		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	10/01/33		18,691
7,084,496		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	11/01/33		7,116
14,722,463		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	11/01/33		15,073
8,443,033		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	12/01/33		8,480

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING	VALUE (000)

$ 43,000,000	h	Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	12/01/33		$43,221
13,389,226		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	01/01/34		13,433
18,719,036		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	01/01/34		18,780
6,294,393		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	02/01/34		6,444
3,919,170		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	12/01/34		3,932
71,000,000	h	Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	04/15/35		72,642
139,594		Federal National Mortgage Association (FNMA)	6.000	12/01/08		143
1,304,518		Federal National Mortgage Association (FNMA)	6.500	05/01/09		1,355
202,324		Federal National Mortgage Association (FNMA)	7.500	11/01/10		213
68,810		Federal National Mortgage Association (FNMA)	8.000	06/01/11		73
46,770		Federal National Mortgage Association (FNMA)	8.000	06/01/11		50
22,074		Federal National Mortgage Association (FNMA)	8.000	06/01/11		23
52,342		Federal National Mortgage Association (FNMA)	8.000	06/01/11		55
55,112		Federal National Mortgage Association (FNMA)	8.000	07/01/11		58
14,011,945		Federal National Mortgage Association (FNMA)	4.330	11/01/11		13,667
7,960,952		Federal National Mortgage Association (FNMA)	4.400	10/01/12		7,644
4,681,263		Federal National Mortgage Association (FNMA)	4.736	10/01/13		4,641
2,508,060		Federal National Mortgage Association (FNMA)	4.760	02/01/14		2,489
3,148,277		Federal National Mortgage Association (FNMA)	4.440	04/01/14		3,047
1,252,705		Federal National Mortgage Association (FNMA)	7.500	02/01/15		1,322
2,969,657		Federal National Mortgage Association (FNMA)	7.500	04/01/15		3,134
2,951,780		Federal National Mortgage Association (FNMA)	7.500	04/01/15		3,115
50,047		Federal National Mortgage Association (FNMA)	6.500	02/01/16		52
173,018		Federal National Mortgage Association (FNMA)	6.500	03/01/16		181
125,864		Federal National Mortgage Association (FNMA)	6.500	04/01/16		132
2,304,715		Federal National Mortgage Association (FNMA)	6.500	10/01/16		2,407
1,573,843		Federal National Mortgage Association (FNMA)	6.500	11/01/16		1,644
1,254,039		Federal National Mortgage Association (FNMA)	6.000	11/01/17		1,296
4,250,595		Federal National Mortgage Association (FNMA)	6.000	12/01/17		4,392
9,069,564		Federal National Mortgage Association (FNMA)	6.000	01/01/18		9,372
3,121,152		Federal National Mortgage Association (FNMA)	6.000	02/01/18		3,225
6,184,512		Federal National Mortgage Association (FNMA)	6.500	02/01/18		6,460
11,408,774		Federal National Mortgage Association (FNMA)	5.500	03/01/18		11,639
1,987,843		Federal National Mortgage Association (FNMA)	5.500	04/01/18		2,028
47,299,793	d	Federal National Mortgage Association (FNMA)	5.500	04/01/18		48,255
6,703,372		Federal National Mortgage Association (FNMA)	5.500	04/01/18		6,839
7,150,902		Federal National Mortgage Association (FNMA)	6.000	04/01/18		7,389
3,334,737		Federal National Mortgage Association (FNMA)	6.500	04/01/18		3,483
35,000,000	h	Federal National Mortgage Association (FNMA)	5.000	04/25/18		34,967
547,989		Federal National Mortgage Association (FNMA)	5.500	05/01/18		559
27,820,872		Federal National Mortgage Association (FNMA)	4.500	12/01/18		27,252
1,733,539		Federal National Mortgage Association (FNMA)	6.000	01/01/19		1,788
274,787		Federal National Mortgage Association (FNMA)	6.000	02/01/19		283
24,043,708		Federal National Mortgage Association (FNMA)	5.000	04/01/19		24,043
20,334,697		Federal National Mortgage Association (FNMA)	4.500	11/01/19		19,899
426,207		Federal National Mortgage Association (FNMA)	8.000	03/01/23		461
10,254,490		Federal National Mortgage Association (FNMA)	5.000	12/01/23		10,131
3,324,476		Federal National Mortgage Association (FNMA)	5.500	02/01/24		3,359
6,461,949		Federal National Mortgage Association (FNMA)	5.500	07/01/24		6,522
1,030,342		Federal National Mortgage Association (FNMA)	8.000	07/01/24		1,112
9,248,519		Federal National Mortgage Association (FNMA)	5.500	08/01/24		9,335
233,001		Federal National Mortgage Association (FNMA)	9.000	11/01/25		256
140,000,000	h	Federal National Mortgage Association (FNMA)	6.000	04/25/32		143,063
6,999,706		Federal National Mortgage Association (FNMA)	6.500	06/01/32		7,278
1,437,303		Federal National Mortgage Association (FNMA)	7.000	07/01/32		1,516
1,237,972		Federal National Mortgage Association (FNMA)	7.000	07/01/32		1,306
3,346,684		Federal National Mortgage Association (FNMA)	5.500	06/01/33		3,358
13,259,451		Federal National Mortgage Association (FNMA)	5.500	07/01/33		13,313
11,824,426		Federal National Mortgage Association (FNMA)	5.500	07/01/33		11,864
17,101,040		Federal National Mortgage Association (FNMA)	5.500	07/01/33		17,158
8,373,287		Federal National Mortgage Association (FNMA)	4.500	08/01/33		7,957
5,992,653		Federal National Mortgage Association (FNMA)	5.000	09/01/33		5,876
22,643,868		Federal National Mortgage Association (FNMA)	4.500	10/01/33		21,519

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING	VALUE (000)

$ 3,671,951		Federal National Mortgage Association (FNMA)	5.000	10/01/33		$3,600
1,175,777		Federal National Mortgage Association (FNMA)	5.500	10/01/33		1,180
10,164,625		Federal National Mortgage Association (FNMA)	5.000	11/01/33		9,966
1,460,342		Federal National Mortgage Association (FNMA)	5.000	11/01/33		1,432
12,428,603		Federal National Mortgage Association (FNMA)	5.000	11/01/33		12,186
3,745,273		Federal National Mortgage Association (FNMA)	5.500	11/01/33		3,758
3,931,768		Federal National Mortgage Association (FNMA)	5.500	11/01/33		3,945
3,722,250		Federal National Mortgage Association (FNMA)	6.500	11/01/33		3,865
7,567,822		Federal National Mortgage Association (FNMA)	5.000	12/01/33		7,420
7,611,661		Federal National Mortgage Association (FNMA)	5.500	12/01/33		7,637
6,075,545		Federal National Mortgage Association (FNMA)	5.500	12/01/33		6,096
3,117,229		Federal National Mortgage Association (FNMA)	5.500	12/01/33		3,128
3,299,897		Federal National Mortgage Association (FNMA)	5.500	12/01/33		3,311
1,416,308		Federal National Mortgage Association (FNMA)	5.500	12/01/33		1,421
2,625,943		Federal National Mortgage Association (FNMA)	5.500	12/01/33		2,635
17,434,067		Federal National Mortgage Association (FNMA)	5.500	12/01/33		17,492
14,451,824		Federal National Mortgage Association (FNMA)	5.500	12/01/33		14,500
21,277,485		Federal National Mortgage Association (FNMA)	5.500	12/01/33		21,348
11,449,998		Federal National Mortgage Association (FNMA)	5.500	01/01/34		11,488
5,378,695		Federal National Mortgage Association (FNMA)	5.500	01/01/34		5,397
18,819,758		Federal National Mortgage Association (FNMA)	5.500	02/01/34		18,882
40,717,932	e	Federal National Mortgage Association (FNMA)	5.000	03/01/34		39,924
20,225,977	e	Federal National Mortgage Association (FNMA)	5.000	03/01/34		19,790
4,472,796		Federal National Mortgage Association (FNMA)	5.000	04/01/34		4,386
217,000,000	h	Federal National Mortgage Association (FNMA)	5.000	04/25/34		212,103
188,000,000	h	Federal National Mortgage Association (FNMA)	5.500	04/25/34		188,235
12,689,059		Federal National Mortgage Association (FNMA)	5.000	12/01/34		12,414
9,971,353		Federal National Mortgage Association (FNMA)	5.500	01/01/35		9,993
25,000,000	h,v	Federal National Mortgage Association (FNMA)	5.500	02/01/35		25,043
102,000,000	h	Federal National Mortgage Association (FNMA)	6.500	04/25/35		105,825
58,000,000	h	Federal National Mortgage Association (FNMA)	4.500			56,768
60,000,000	h	Federal National Mortgage Association (FNMA)	4.500			56,925
57,000,000	h	Federal National Mortgage Association (FNMA)	5.500			58,069
27,918		Government National Mortgage Association (GNMA)	8.500	10/15/09		30
47,799		Government National Mortgage Association (GNMA)	8.500	12/15/09		51
76,422		Government National Mortgage Association (GNMA)	8.500	12/15/09		81
409,062		Government National Mortgage Association (GNMA)	9.000	12/15/09		434
66,748		Government National Mortgage Association (GNMA)	8.500	01/15/10		71
39,412		Government National Mortgage Association (GNMA)	8.500	01/15/10		42
35,375		Government National Mortgage Association (GNMA)	9.000	06/15/16		39
6,660		Government National Mortgage Association (GNMA)	9.000	09/15/16		7
15,611		Government National Mortgage Association (GNMA)	9.000	09/15/16		17
38,037		Government National Mortgage Association (GNMA)	9.000	09/15/16		41
28,547		Government National Mortgage Association (GNMA)	9.000	11/15/16		31
22,392		Government National Mortgage Association (GNMA)	9.000	12/15/16		24
14,060		Government National Mortgage Association (GNMA)	9.000	12/15/16		15
358,043		Government National Mortgage Association (GNMA)	9.500	12/15/16		395
6,076		Government National Mortgage Association (GNMA)	9.000	07/15/17		7
41,128		Government National Mortgage Association (GNMA)	9.000	06/15/20		45
701,856		Government National Mortgage Association (GNMA)	6.500	01/15/24		737
234,407		Government National Mortgage Association (GNMA)	8.000	06/15/24		253
287,945		Government National Mortgage Association (GNMA)	8.500	11/20/30		312
217,974		Government National Mortgage Association (GNMA)	8.500	12/20/30		236
32,935,352	d	Government National Mortgage Association (GNMA)	5.500	09/20/33		33,232
40,898,102		Government National Mortgage Association (GNMA)	6.000	01/20/34		41,984
28,000,000	h	Government National Mortgage Association (GNMA)	5.000	04/15/34		27,606
16,000,000	h	Government National Mortgage Association (GNMA)	5.500	04/20/35		16,140

		TOTAL MORTGAGE BACKED SECURITIES				1,888,654

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING	VALUE (000)

U.S. TREASURY SECURITIES - 17.63%
$ 5,550,000	e	U.S. Treasury Bond	2.000	08/31/05		$5,527
24,550,000	e	U.S. Treasury Bond	2.750	06/30/06		24,303
4,400,000	e	U.S. Treasury Bond	2.500	09/30/06		4,325
18,000,000	e	U.S. Treasury Bond	3.375	02/28/07		17,868
35,000,000	e	U.S. Treasury Bond	3.750	03/31/07		34,973
27,050,000	e	U.S. Treasury Bond	4.375	05/15/07		27,352
9,650,000	e	U.S. Treasury Bond	2.750	08/15/07		9,411
16,510,000	e	U.S. Treasury Bond	3.250	08/15/07		16,290
8,150,000	e	U.S. Treasury Bond	3.000	11/15/07		7,975
3,750,000	e	U.S. Treasury Bond	3.375	02/15/08		3,694
1,700,000	e	U.S. Treasury Bond	3.375	09/15/09		1,648
40,305,000	e	U.S. Treasury Bond	3.500	02/15/10		39,130
1,000,000	e	U.S. Treasury Bond	6.500	02/15/10		1,101
925,000		U.S. Treasury Bond	4.000	03/15/10		918
227,000,000	d	U.S. Treasury Bond	10.000	05/15/10		229,023
2,835,000	e	U.S. Treasury Bond	5.000	02/15/11		2,945
270,490,000	e	U.S. Treasury Bond	8.000	11/15/21		367,558
35,644,000	e	U.S. Treasury Bond	5.375	02/15/31		38,874
107,203,706	e	U.S. Treasury Inflation Indexed Bond	3.875	01/15/09		118,259
9,344,123	e	U.S. Treasury Inflation Indexed Bond	1.875	07/15/13		9,509

						960,683

		TOTAL GOVERNMENT BONDS				3,841,946
		(Cost $3,868,255)

		TOTAL BONDS				5,340,270
		(Cost $5,382,797)

TIAA-CREF MUTUAL FUND - 0.07%
395,344		TIAA-CREF High-Yield Bond Fund				3,617

		TOTAL TIAA-CREF MUTUAL FUND				3,617
		(Cost $3,617)

SHORT TERM INVESTMENTS - 29.94%
COMMERCIAL PAPER - 12.43%
35,000,000	c,d	BellSouth Corp	2.690	04/13/05		34,965
40,000,000	d	Citigroup Global Markets Holdings, Inc	2.770	04/04/05		39,988
42,500,000	d	Coca-Cola Co	2.680	04/11/05		42,464
21,100,000	c	Coca-Cola Enterprises, Inc	2.740	04/13/05		21,079
36,600,000	d	EI Du Pont de Nemours & Co	2.730	04/08/05		36,577
40,000,000	c,d	Gannett Co, Inc	2.730	04/11/05		39,966
40,000,000		General Electric Capital Corp	2.700	04/06/05		39,982
40,000,000	c	Gillette Co	2.800	04/01/05		39,997
30,800,000	d	Goldman Sachs Group, Inc	2.700	04/11/05		30,774
25,000,000	c	Kimberly-Clark Worldwide, Inc	2.740	04/18/05		24,965
29,000,000		Paccar Financial Corp	2.730	04/07/05		28,984
40,000,000	c,d	Preferred Receivables Fundng	2.570	04/01/05		39,997
25,000,000	c,d	Procter & Gamble Co	2.640	04/12/05		24,977
40,000,000	d	Rabobank USA Finance Corp	2.560	04/01/05		39,997
40,000,000	c,d	Ranger Funding Co LLC	2.690	04/08/05		39,975
40,000,000	d	Societe Generale North America, Inc	2.780	04/04/05		39,988
40,000,000	d	UBS Finance Delaware LLC	2.615	04/01/05		39,997
40,000,000	c,d	Variable Funding Capital	2.710	04/07/05		39,978
33,000,000	c	Wal-Mart Stores, Inc	2.730	04/04/05		32,990

		TOTAL COMMERCIAL PAPER				677,640

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING	VALUE (000)

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES -6.38%
$ 52,800,000		Federal Home Loan Bank (FHLB)	2.400	04/01/05		$52,796
37,000,000		Federal Home Loan Bank (FHLB)	2.660	04/06/05		36,984
46,600,000	d	Federal Home Loan Bank (FHLB)	2.700	04/22/05		46,523
60,200,000		Federal Home Loan Mortgage Corp (FHLMC)	2.640	04/05/05		60,178
100,000,000	d	Federal Home Loan Mortgage Corp (FHLMC)	2.680	04/12/05		99,911
1,256,666		Federal Home Loan Mortgage Corp (FHLMC)	7.000	07/01/13		1,321
50,000,000	d	Federal National Mortgage Association (FNMA)	2.650	04/05/05		49,982

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES				347,695

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 11.12%
REPURCHASED AGREEMENTS - 9.73%
		Bear Stearns & Co. 2.850% Dated 03/31/2005,
		Due 04/01/2005 In The Amount Of $90,007,125
		Fully Collateralized as follows:
		Federal Farm Credit Bank (FFCB) 4.550%, 03/04/2015			$2,957,006
		Federal Home Loan Bank (FHLB) 3.500% - 4.750% , 05/15/2006 - 06/12/2013			33,756,616
		Federal National Mortgage Association (FNMA) 2.125% - 5.400%, 06/15/2006 - 03/28/2013			55,278,218

90,000,000		Total Market Value			91,991,840	90,007
		Credit Suisse First Boston 2.840% Dated 03/31/2005,
		Due 04/01/2005 In The Amount Of $90,027,725
		Fully Collateralized as follows:
		Federal Home Loan Bank (FHLB) 3.160% - 4.150% , 12/30.2008 - 06/26/2013			4,429,301
		Federal National Mortgage Association (FNMA) 0.000% - 7.250%, 01/15/2010 - 01/15/2030			87,135,066

90,000,000		Total Market Value			91,564,367	90,028
		Goldman Sachs & Co. 2.850% Dated 03/31/2005,
		Due 04/01/2005 In The Amount Of $80,140,344
		Fully Collateralized as follows:
		Federal Home Loan Bank (FHLB) 0.000% - 4.250% , 03/15/2007 - 03/24/2008			58,002,009
		Federal National Mortgage Association (FNMA) 1.875% , 02/15/2006			23,739,698

80,134,000		Total Market Value			81,741,707	80,140
		J.P. Morgan Chase, 2.750% Dated 03/31/2005,
		Due 04/01/2005 In The Amount Of $90,006,875
		Fully Collateralized as follows:
		Federal Home Loan Bank (FHLB) 3.750% , 09/29/2006			91,856,916

90,000,000		Total Market Value			91,856,916	90,007
		Merrill Lynch & Co. Inc, 2.820% Dated 03/31/2005,
		Due 04/01/2005 In The Amount Of $90,007,050
		Fully Collateralized as follows:
		Federal National Mortgage Association (FNMA) 6.625% - 7.125%, 03/15/2007 - 11/15/2030			91,799,505

90,000,000		Total Market Value			91,799,505	90,007
		Morgan Stanley & Co. Inc, 2.850% Dated 03/31/2005,
		Due 04/01/2005 In The Amount Of $90,007,125
		Fully Collateralized as follows:
		Federal Home Loan Bank (FHLB) 0.000% , 03/23/2006- 07/10/2018			52,163,601
		Federal Home Loan Mortgage Corp (FHLMC) 0.000%, 04/08/2019			14,664,870
		Federal National Mortgage Association (FNMA) 0.000%- 4.200%, 10/07/2005 - 03/24/2008			24,975,711

90,000,000		Total Market Value			91,804,182	90,007

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			MATURITY	MOODYS
PRINCIPAL		RATE	DATE	RATING	VALUE (000)

TIME DEPOSITS 1.39%
	Bank of America Cayman, 2.750%, 04/01/2005
	Citibank NA Nassau, 2.810%, 04/01/2005
	Mellon Bank Toronto, 2.810%, 04/01/2005
	Wachovia Bank & Trust Co Cayman, 2.800%, 04/01/05

					$75,907
	TOTAL INVESTMENT OF CASH COLLATERAL
	FOR SECURITIES LOANED				606,103

	TOTAL SHORT TERM INVESTMENTS				1,631,438
	(Cost $1,630,201)
	TOTAL PORTFOLIO - 128.00%				6,975,325
	(Cost $7,016,615)
	OTHER ASSETS & LIABILITIES, NET - (28.00)%				(1,525,684)

	NET ASSETS - 100.00%				$5,449,641

a	Affiliated
c	Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements
on open futures contracts.
e	All or a portion of these securities are out on loan.
g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration
to qualified institutional buyers.
At March 31, 2005, the value of these securities amounted to $86,559,372 or 1.59% of net assets.
h	These securities were purchased on a delayed delivery basis.
k	Principal amount for interest accrual purposes is periodically adjusted on changes in the Consumer Price Index.
v	Security valued at fair value.
+	As provided by Moody's Investors Service (Unaudited)

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

College Retirement Equities Fund
Transactions with Affliated Companies - Bond Market Account
January 1, 2005 - March 31, 2005
	VALUE AT	PURCHASE	SALES	REALIZED	DIVIDEND	SHARES AT	VALUE AT
ISSUE	December 31, 2004	COST	PROCEEDS	GAIN (LOSS)	INCOME	March 31, 2005	March 31, 2005

TIAA-CREF High-Yield Bond Fund	$3,681,484	$65,448	—	—	$7,000	$395,344	$3,617,405

TOTAL AFFILIATED TRANSACTIONS	$3,681,484	$65,448	—	$0	$7,000		$3,617,405

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

COLLEGE RETIREMENT EQUITIES FUND
STATEMENT OF INVESTMENTS
SOCIAL CHOICE ACCOUNT (Unaudited)
March 31, 2005

				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING	VALUE (000)

BONDS - 39.17%
CORPORATE BONDS - 11.86%
AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.03%
$2,000,000		Autozone, Inc (Sr Note)	4.375	06/01/13	Baa2	$1,817

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS				1,817

ASSET BACKED - 0.68%
7,000,000		Chase Funding Loan Acquisition Trust Series 2004-OPT1 (Class M1)	3.420	06/25/34	Aa2	7,040
4,188,612		Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-1 (Class 1A4)	5.742	09/25/28	Aaa	4,214
5,000,000		Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1A2)	3.777	01/25/22	Aaa	4,973
5,000,000		Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1A3)	4.209	09/25/26	Aaa	4,980
1,000,000		Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1B)	5.700	02/25/34	Baa2	980
5,500,000	v	CIT Equipment Collateral Series 2005-VT1 (Class A4)	4.360	11/20/12	Aaa	5,503
3,513,629		Countrywide Asset-Backed Certificates Series 2002-S2 (Class A5)	5.478	01/25/17	Aaa	3,526
5,852,471		Countrywide Asset-Backed Certificates Series 2004-3N	3.050	05/25/09	Aaa	5,851
6,368,058		Countrywide Home Equity Loan Trust Series 2004-B (Class A1)	3.030	02/15/29	Aaa	6,350
248,314		Ryder Vehicle Lease Trust Series 2001-A (Class A4)	5.810	08/15/06	Aaa	248
3,786,233		Wells Fargo Home Equity Trust Series 2004-2N (Class N1)	4.450	10/26/34	N.A.	3,783

		TOTAL ASSET BACKED				47,448

BUSINESS SERVICES - 0.14%
5,000,000		Certegy, Inc	4.750	09/15/08	Baa2	5,034
5,250,000		Deluxe Corp (Sr Note)	5.000	12/15/12	Baa1	4,994

		TOTAL BUSINESS SERVICES				10,028

CHEMICALS AND ALLIED PRODUCTS - 0.69%
3,000,000		Avery Dennison Corp	6.000	01/15/33	A3	3,159
5,000,000		Clorox Co	3.125	12/14/07	A3	5,005
5,000,000		Estee Lauder Cos, Inc (Sr Note)	5.750	10/15/33	A1	5,201
5,000,000		Gillette Co (Sr Note)	4.125	08/30/07	Aa3	4,987
1,500,000		Lubrizol Corp (Sr Note)	4.625	10/01/09	Baa3	1,478
4,000,000		Merck & Co, Inc	2.500	03/30/07	Aa3	3,866
6,000,000		Merck & Co, Inc	5.250	07/01/06	Aaa	6,094
3,000,000		Merck & Co, Inc (Deb)	5.950	12/01/28	Aaa	3,092
5,000,000		Praxair, Inc	3.950	06/01/13	A3	4,637
6,000,000		Procter & Gamble Co	5.800	08/15/34	Aa3	6,205
4,500,000		Valspar Corp	6.000	05/01/07	Baa2	4,617

		TOTAL CHEMICALS AND ALLIED PRODUCTS				48,341

COMMUNICATIONS - 0.94%
1,050,000		360 Communications Co	6.650	01/15/08	A2	1,106

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING	VALUE (000)

$ 4,650,000		ALLTEL Ohio LP (Guarantee Note)	8.000	08/15/10	A2	$5,332
2,500,000		AT&T Corp (Sr Note)	8.050	11/15/11	Ba1	2,841
3,170,000		Comcast Cable Communications Holdings, Inc (Guarantee Note)	8.375	03/15/13	Baa3	3,770
2,000,000		Comcast Corp (Guarantee Note)	7.050	03/15/33	Baa3	2,244
5,000,000		COX Communications, Inc	4.625	01/15/10	Baa3	4,868
1,500,000		GTE California, Inc (Deb)	5.500	01/15/09	A1	1,523
2,000,000	e	GTE North, Inc (Deb)	5.650	11/15/08	A1	2,060
4,949,000		Hearst-Argyle Television, Inc (Sr Note)	7.000	01/15/18	Baa3	5,432
2,500,000		New Cingular Wireless Services, Inc (Sr Note)	7.875	03/01/11	Baa2	2,847
1,500,000		New Cingular Wireless Services, Inc (Sr Note)	8.750	03/01/31	Baa2	1,978
5,000,000		New England Telephone & Telegraph	7.650	06/15/07	Aa3	5,323
3,500,000		SBC Communications, Inc	4.125	09/15/09	A2	3,403
3,000,000		SBC Communications, Inc	5.100	09/15/14	A2	2,925
500,000		SBC Communications, Inc	6.150	09/15/34	A2	501
8,500,000		Sprint Capital Corp	8.375	03/15/12	Baa3	9,937
1,500,000		Sprint Capital Corp (Guarantee Note)	6.000	01/15/07	Baa3	1,537
1,000,000		Tele-Communications-TCI Group (Deb)	9.800	02/01/12	Baa3	1,253
6,500,000		Verizon Wireless Capital LLC	5.375	12/15/06	A3	6,627

		TOTAL COMMUNICATIONS				65,507

DEPOSITORY INSTITUTIONS - 1.85%
6,000,000		AmSouth Bancorp (Sub Deb)	6.750	11/01/25	A3	6,847
5,000,000		Fifth Third Bank (Sub Note)	4.750	02/01/15	Aa2e	4,831
9,700,000		First Chicago Corp (Sub Note)	6.375	01/30/09	A1	10,282
2,000,000		Greenpoint Financial Corp (Sr Note)	3.200	06/06/08	A2	1,919
5,000,000		Hudson United Bank (Sub Note)	7.000	05/15/12	Baa3	5,481
5,000,000		JPMorgan Chase & Co	4.750	03/01/15	Aa3	4,785
3,000,000		JPMorgan Chase & Co (Sub Note)	7.875	06/15/10	A1	3,410
5,000,000		M&I Marshall & Ilsley Bank	4.400	03/15/10	Aa3e	4,925
3,000,000		MBNA America Bank NA	4.625	08/03/09	Baa1	2,978
5,000,000		Mellon Funding Corp (Guarantee Note)	6.400	05/14/11	A2	5,394
2,500,000		Mellon Funding Corp (Guarantee Note)	4.875	06/15/07	A1	2,533
5,000,000		Mercantile Bankshares Corp (Sub Note)	4.625	04/15/13	A2	4,815
5,000,000		National City Bank of Indiana	4.875	07/20/07	Aa3	5,065
5,000,000		Northern Trust Co (Sub Note)	4.600	02/01/13	A1	4,848
5,000,000		NTC Capital Trust (Guarantee Note)	3.180	01/15/27	A2	4,787
3,000,000		PNC Bank NA (Sub Note)	5.250	01/15/17	A1	2,949
3,000,000		Popular North America, Inc (Sr Note)	3.875	10/01/08	A3	2,928
2,401,000		Regions Financial Corp (Sub Note)	7.750	09/15/24	A2	2,986
3,000,000		Sovereign Bank	4.000	02/01/08	Baa1e	2,964
1,475,000		SunTrust Banks, Inc (Deb)	6.000	01/15/28	N.A.	1,589
10,228,000		SunTrust Banks, Inc (Sub Note)	6.000	02/15/26	A1	10,876
1,820,000		Union Planters Bank NA	5.125	06/15/07	Aa3	1,853
4,500,000		US Bancorp (Sr Note)	5.100	07/15/07	Aa2	4,583
5,000,000		US Bank NA (Sub Note)	6.300	02/04/14	Aa2	5,425
1,625,000		Wachovia Corp (Sub Deb)	6.550	10/15/35	A1	1,828
3,000,000		Washington Mutual Bank FA (Sub Note)	5.650	08/15/14	A3	3,051
2,000,000		Webster Bank (Sub Note)	5.875	01/15/13	Baa3	2,059
5,000,000		Wells Fargo & Co	3.110	09/15/09	Aa1	5,001
5,000,000	v	World Savings Bank FSB	3.130	09/16/09	Aa3	5,002
3,000,000		Zions Bancorporation (Sub Note)	6.000	09/15/15	Baa1	3,120

		TOTAL DEPOSITORY INSTITUTIONS				129,114

EATING AND DRINKING PLACES - 0.08%
5,000,000		McDonald's Corp	5.750	03/01/12	A2	5,248

		TOTAL EATING AND DRINKING PLACES				5,248

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING	VALUE (000)

ELECTRIC, GAS, AND SANITARY SERVICES - 0.51%
$ 5,000,000		Atmos Energy Corp (Sr Note)	5.125	01/15/13	Baa3	$4,946
5,000,000		Energen Corp	3.144	11/15/07	Baa2	5,000
5,000,000		KeySpan Corp	4.900	05/16/08	N.A.	5,058
3,000,000		Kinder Morgan Energy Partners LP	5.125	11/15/14	Baa1	2,918
5,000,000		Kinder Morgan Energy Partners LP	5.800	03/15/35	Baa1	4,741
5,000,000		National Fuel Gas Co	5.250	03/01/13	A3	4,986
1,000,000		Nisource Finance Corp (Guarantee Note)	3.200	11/01/06	Baa3	981
5,000,000		UGI Utilities, Inc	7.250	11/01/17	A3	5,626
1,000,000		Washington Gas Light	6.620	10/23/26	A2	1,111

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				35,367

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.17%
4,000,000		Emerson Electric Co	5.750	11/01/11	A2	4,203
5,000,000		Idaho Power Co (First Mortgage)	6.000	11/15/32	A3	5,261
2,000,000		Pedernales Electric Cooperative (First Mortgage)	6.202	11/15/32	N.A.	2,162

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				11,626

FABRICATED METAL PRODUCTS - 0.04%
3,000,000		Illinois Tool Works, Inc	5.750	03/01/09	Aa3	3,115

		TOTAL FABRICATED METAL PRODUCTS				3,115

FOOD AND KINDRED PRODUCTS - 0.52%
5,000,000		Bottling Group LLC (Guarantee Note)	4.625	11/15/12	Aa3	4,915
5,000,000		Campbell Soup Co	5.000	12/03/12	A3	5,005
5,000,000		Coca-Cola Enterprises, Inc (Deb)	8.500	02/01/22	A2	6,553
5,000,000		General Mills, Inc	5.125	02/15/07	Baa2	5,079
4,000,000		HJ Heinz Finance Co (Guarantee Note)	6.625	07/15/11	A3	4,372
5,000,000		Kellogg Co	6.600	04/01/11	Baa2	5,425
5,000,000		PepsiAmericas, Inc	4.875	01/15/15	Baa1	4,875

		TOTAL FOOD AND KINDRED PRODUCTS				36,224

FOOD STORES - 0.08%
5,000,000		Kroger Co (Guarantee Note)	8.050	02/01/10	Baa2	5,654

		TOTAL FOOD STORES				5,654

FURNITURE AND FIXTURES - 0.08%
4,000,000		Leggett & Platt, Inc	4.700	04/01/13	A2	3,940
2,000,000		Newell Rubbermaid, Inc	4.000	05/01/10	Baa2	1,909

		TOTAL FURNITURE AND FIXTURES				5,849

GENERAL BUILDING CONTRACTORS - 0.29%
3,000,000		Centex Corp (Sr Note)	4.550	11/01/10	Baa2	2,906
2,000,000	e	KB Home (Guarantee Note)	5.875	01/15/15	Ba1	1,911
3,000,000		Lennar Corp (Sr Note)	5.500	09/01/14	Baa3	2,954
3,000,000	e	M/I Homes, Inc (Sr Note)	6.875	04/01/12	Ba2	2,970
3,000,000		MDC Holdings, Inc (Guarantee Note)	5.500	05/15/13	Baa3	2,991
1,500,000		Ryland Group, Inc	5.375	01/15/15	Baa3	1,459
5,000,000		Toll Brothers Finance Corp (Guarantee Note)	6.875	11/15/12	Baa3	5,409

		TOTAL GENERAL BUILDING CONTRACTORS				20,600

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING	VALUE (000)

GENERAL MERCHANDISE STORES - 0.04%
$ 2,500,000		May Department Stores Co	6.650	07/15/24	Baa2	$2,579
500,000	e	Target Corp	4.000	06/15/13	A2	471

		TOTAL GENERAL MERCHANDISE STORES				3,050

HOLDING AND OTHER INVESTMENT OFFICES - 0.33%
5,000,000		AvalonBay Communities, Inc	6.625	09/15/11	Baa1	5,409
2,000,000		Chelsea Property Group, Inc	6.000	01/15/13	Baa2	2,060
2,000,000		EOP Operating LP (Guarantee Note)	5.875	01/15/13	Baa2	2,041
5,711,000		Healthcare Realty Trust, Inc (Sr Note)	8.125	05/01/11	Baa3	6,479
5,000,000		iStar Financial, Inc	3.300	03/03/08	Baa3	5,010
2,000,000		Vornado Realty LP	5.625	06/15/07	Baa2	2,031

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				23,030

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.22%
3,380,000		Deere & Co (Deb)	8.500	01/09/22	A3	4,516
5,000,000		Hewlett-Packard Co	6.500	07/01/12	A3	5,453
4,000,000	g	IBM Canada Credit Services Co (Guarantee Note)	3.750	11/30/07	A1	3,928
1,255,000		Smith International, Inc (Sr Note)	7.000	09/15/07	Baa1	1,319

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				15,216

INSTRUMENTS AND RELATED PRODUCTS - 0.22%
5,000,000		Beckman Coulter, Inc (Sr Note)	6.875	11/15/11	Baa3	5,528
4,500,000		Becton Dickinson & Co	7.150	10/01/09	A2	4,949
5,000,000		Boston Scientific Corp	5.450	06/15/14	Baa1	5,092

		TOTAL INSTRUMENTS AND RELATED PRODUCTS				15,569

INSURANCE CARRIERS - 0.70%
5,000,000		American General Corp (Guarantee Note)	7.500	08/11/10	Aaa	5,576
3,000,000		Chubb Corp	5.200	04/01/13	A2	3,001
3,500,000	g	Cincinnati Financial Corp	6.125	11/01/34	A2	3,530
3,000,000		First American Corp	5.700	08/01/14	Baa2	2,968
6,000,000		Hartford Financial Services Group, Inc (Sr Note)	6.375	11/01/08	A3	6,311
2,235,000		Jefferson-Pilot Corp	4.750	01/30/14	N.A.	2,153
4,000,000		Lincoln National Corp	5.250	06/15/07	A3	4,068
2,000,000		Markel Corp	6.800	02/15/13	Baa3	2,145
3,000,000		Markel Corp (Sr Note)	7.350	08/15/34	Baa3	3,275
5,000,000		Protective Life Corp (Sr Note)	4.300	06/01/13	A3	4,674
3,500,000		Prudential Financial, Inc	4.750	04/01/14	A3	3,390
5,000,000		UnitedHealth Group, Inc	3.375	08/15/07	A2	4,889
3,000,000		WellPoint, Inc	4.250	12/15/09	Baa1	2,927

		TOTAL INSURANCE CARRIERS				48,907

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.04%
3,000,000		Blyth, Inc (Sr Note)	5.500	11/01/13	Baa3	2,950

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				2,950

MISCELLANEOUS RETAIL - 0.07%
4,970,938		CVS Corp (Cert)	5.298	01/11/27	A3	4,973

		TOTAL MISCELLANEOUS RETAIL				4,973

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING	VALUE (000)

MOTION PICTURES - 0.21%
$ 6,000,000		Historic TW, Inc (Guarantee Note)	6.625	05/15/29	Baa1	$6,300
3,000,000		Time Warner, Inc (Guarantee Note)	6.875	05/01/12	Baa1	3,279
5,000,000		Walt Disney Co	5.500	12/29/06	Baa1	5,107

		TOTAL MOTION PICTURES				14,686

NONDEPOSITORY INSTITUTIONS - 1.52%
4,000,000		AGL Capital Corp	6.000	10/01/34	Baa1	3,994
5,000,000	v	American Express Centurion Bank	2.980	11/16/09	Aa3	5,002
5,000,000	e	American Express Co	3.750	11/20/07	A1	4,926
2,000,000		American General Finance Corp (Sr Note)	4.625	05/15/09	A1	1,985
5,000,000		Capital One Bank (Sr Note)	5.125	02/15/14	Baa2	4,913
1,980,000		Capital One Financial Corp (Sr Note)	6.250	11/15/13	Baa3	2,086
4,000,000		CIT Group, Inc (Sr Note)	4.250	02/01/10	A2	3,889
3,295,000		Countrywide Home Loans, Inc	3.250	05/21/08	A3	3,154
3,250,000		Countrywide Home Loans, Inc	4.125	09/15/09	A3	3,134
5,000,000		John Deere Capital Corp	4.125	01/15/10	A3	4,875
5,000,000		Key Bank National Association	5.000	07/17/07	A1	5,073
2,000,000		MBNA Corp	6.250	01/17/07	Baa2	2,066
4,000,000		OMX Timber Finance Investments LLC Series 1 (Guarantee Note)	5.420	01/29/20	Aa3	3,923
23,053,496		Overseas Private Investment Corp (Guarantee Note)		12/16/06	NA	22,787
5,061,662		Overseas Private Investments	0.000	12/16/06		5,003
5,063,381		Overseas Private Investments	0.000	12/16/06		5,005
1,586,685		Overseas Private Investments	0.000	12/16/06		1,568
2,231,261		Overseas Private Investments	0.000	12/16/06		2,206
11,689,749		Overseas Private Investments	0.000	12/16/06		11,555

1,500,000		Prudential Funding LLC	6.600	05/15/08	A1	1,590
4,000,000		SLM Corp	4.000	01/15/10	A2	3,874
4,000,000		SLM Corp	5.000	10/01/13	A2	3,969

		TOTAL NONDEPOSITORY INSTITUTIONS				106,577

OIL AND GAS EXTRACTION - 0.35%
5,000,000		Anadarko Finance Co (Guarantee Note)	7.500	05/01/31	Baa1	6,126
5,000,000		Apache Finance Canada Corp (Guarantee Note)	4.375	05/15/15	A3	4,737
5,000,000		Eog Resources Canada, Inc (Guarantee Note)	4.750	03/15/14	Baa1	4,814
3,900,000		Ocean Energy, Inc (Guarantee Note)	4.375	10/01/07	Baa3	3,874
5,000,000		Valero Logistics Operations LP (Guarantee Note)	6.050	03/15/13	Baa3	5,161

		TOTAL OIL AND GAS EXTRACTION				24,712

OTHER MORTGAGE BACKED SECURITIES - 0.76%
6,000,000		Banc of America Commercial Mortgage, Inc Series 2002-2 (Class A3)	5.118	07/11/43	N.A.	6,073
10,000,000		Banc of America Commercial Mortgage, Inc Series 2004-4 (Class A6)	4.877	07/10/42	N.A.	9,835
3,000,000	h	Banc of America Commercial Mortgage, Inc Series 2005-1 (Class B)	4.999	11/10/42	N.A.	2,993
10,000,000		Centex Home Equity Series 2004-C (Class AF5)	5.980	06/25/34	Aaa	10,012
1,000,000		JP Morgan Chase Commercial Mortgage Securities Corp Series 2002-C1 (Class A3)	5.376	07/12/37	Aaa	1,027
9,000,000		JP Morgan Chase Commercial Mortgage Securities Corp Series 2003-CB6 (Class A2)	5.255	07/12/37	Aaa	9,134
10,000,000		Merrill Lynch Mortgage Trust Series 2003-KEY1 (Class A4)	5.236	11/01/35		10,115
4,000,000		Wachovia Bank Commercial Mortgage Trust Series 2002-C2 (Class A4)	4.980	11/15/34	Aaa	4,002

		TOTAL OTHER MORTGAGE BACKED SECURITIES				53,191

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING	VALUE (000)

PAPER AND ALLIED PRODUCTS - 0.20%
$ 5,000,000	g	Bemis Co	4.875	04/01/12	Baa1	$4,916
5,000,000		Kimberly-Clark Corp	5.000	08/15/13	Aa2	5,036
3,300,000		Rock-Tenn Co (Sr Note)	8.200	08/15/11	Baa3	3,814

		TOTAL PAPER AND ALLIED PRODUCTS				13,766

PETROLEUM AND COAL PRODUCTS - 0.07%
5,000,000		Sunoco, Inc	4.875	10/15/14	Baa2	4,790

		TOTAL PETROLEUM AND COAL PRODUCTS				4,790

PIPELINES, EXCEPT NATURAL GAS - 0.04%
2,500,000		Kinder Morgan Energy Partners LP (Sr Note)	7.300	08/15/33	Baa1	2,861

		TOTAL PIPELINES, EXCEPT NATURAL GAS				2,861

PRIMARY METAL INDUSTRIES - 0.08%
5,000,000		Hubbell, Inc	6.375	05/15/12	A3	5,407

		TOTAL PRIMARY METAL INDUSTRIES				5,407

PRINTING AND PUBLISHING - 0.18%
5,000,000	g	Dow Jones & Co, Inc (Sr Note)	3.875	02/15/08	A2	4,943
8,000,000		New York Times Co	5.000	03/15/15	A1	7,960

		TOTAL PRINTING AND PUBLISHING				12,903

RAILROAD TRANSPORTATION - 0.09%
5,000,000		Norfolk Southern Corp	7.800	05/15/27	Baa1	6,228

		TOTAL RAILROAD TRANSPORTATION				6,228

SECURITY AND COMMODITY BROKERS - 0.21%
2,500,000		Goldman Sachs Group, Inc	6.875	01/15/11	Aa3	2,727
2,000,000		Goldman Sachs Group, Inc (Guarantee Note)	6.345	02/15/34	A1	2,057
5,000,000		Merrill Lynch & Co, Inc	5.000	01/15/15	Aa3	4,859
5,039,397		US Trade Funding Corp (Guarantee Note)	4.260	11/15/14	N.A.	4,920

		TOTAL SECURITY AND COMMODITY BROKERS				14,563

TRANSPORTATION BY AIR - 0.11%
5,000,000		JetBlue Airways Corp (Cert)	3.244	11/15/16	Aaa	5,019
3,000,000		Southwest Airlines Co	5.125	03/01/17	Baa1	2,804

		TOTAL TRANSPORTATION BY AIR				7,823

TRANSPORTATION EQUIPMENT - 0.11%
3,500,000		Dana Corp	5.850	01/15/15	Ba2	3,083
5,000,000		Harsco Corp (Sr Note)	5.125	09/15/13	A3	4,958

		TOTAL TRANSPORTATION EQUIPMENT				8,041

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING	VALUE (000)

TRANSPORTATION SERVICES - 0.03%
$ 2,000,000	v	GATX Corp (Cert)	5.697	01/02/25	Baa2	$2,002

		TOTAL TRANSPORTATION SERVICES				2,002

WHOLESALE TRADE-DURABLE GOODS - 0.13%
3,000,000		Hughes Supply, Inc	5.500	10/15/14	Ba1	2,913
6,500,000		Johnson & Johnson (Deb)	4.950	05/15/33	Aaa	6,086

		TOTAL WHOLESALE TRADE-DURABLE GOODS				8,999

WHOLESALE TRADE-NONDURABLE GOODS - 0.05%
3,500,000		Safeway, Inc	6.500	03/01/11	Baa2	3,714

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				3,714

		TOTAL CORPORATE BONDS				829,896
		(Cost $805,988)

GOVERNMENT BONDS - 27.31%
AGENCY SECURITIES - 5.06%
4,000,000		Dallas Texas Pension	5.078	02/15/22	A1	3,945
20,000,000		Federal Farm Credit Bank (FFCB)	3.875	01/12/09	Aaa	19,664
5,340,000		Federal Farm Credit Bank (FFCB)	5.250	08/13/19	Aaa	5,442
9,250,000		Federal Home Loan Mortgage Corp (FHLMC)	3.500	04/01/08	Aaa	9,064
13,000,000		Federal Home Loan Mortgage Corp (FHLMC)	3.500	05/21/08	Aaa	12,722
8,000,000		Federal Home Loan Mortgage Corp (FHLMC)	3.750	05/12/09	Aaa	7,806
25,000,000		Federal Home Loan Mortgage Corp (FHLMC)	4.125	09/01/09	Aaa	24,587
11,000,000		Federal Home Loan Mortgage Corp (FHLMC)	7.000	03/15/10	Aaa	12,209
21,910,000		Federal Home Loan Mortgage Corp (FHLMC)	5.875	03/21/11	Aa2	23,050
50,000,000		Federal Natonal Mortage Association (FNMA)	3.125	07/15/06	Aaa	49,571
4,000,000		Federal Natonal Mortage Association (FNMA)	5.000	01/15/07	Aaa	4,071
1,200,000	e	Federal Natonal Mortage Association (FNMA)	7.125	03/15/07	Aaa	1,270
19,000,000	e	Federal Natonal Mortage Association (FNMA)	3.410	08/30/07	Aaa	18,665
17,225,000		Federal Natonal Mortage Association (FNMA)	3.375	12/15/08	Aaa	16,654
39,500,000	e	Federal Natonal Mortage Association (FNMA)	7.125	06/15/10	Aaa	44,163
20,000,000	e	Federal Natonal Mortage Association (FNMA)	6.000	05/15/11	Aaa	21,428
15,500,000	e	Federal Natonal Mortage Association (FNMA)	4.625	10/15/14	Aaa	15,208
15,000,000		Federal Natonal Mortage Association (FNMA)	5.240	08/07/18	Aaa	15,115
4,000,000		Federal Natonal Mortage Association (FNMA)	6.210	08/06/38	Aaa	4,590
10,100,000		Overseas Private Investment Corp (Guarantee Note)		09/15/08	N.A.	10,537
8,168,000		Overseas Private Investment Corp (Guarantee Note)	4.050	11/15/14	N.A.	7,915
9,944,036		Overseas Private Investment Corp (Guarantee Note)	3.740	04/15/15	N.A.	9,563
15,000,000		Tennessee Valley Authority	5.880	04/01/36	N.A.	16,472

		TOTAL AGENCY SECURITIES				353,711

FOREIGN GOVERNMENT BONDS - 0.59%
3,000,000		Italy Government International Bond	4.500	01/21/15	NR	2,912
3,988,000		Israel Trust	0	11/15/05		3,899
1,211,000		Israel Trust 3C		05/15/08		1,056
3,017,000		Israel Trust		05/15/12		2,139
5,000,000	e	Province of Ontario	4.500	02/03/15	Aa2	4,847
11,000,000		Province of Quebec Canada (Deb)	7.500	09/15/29	A1	14,112
6,000,000		Province of Quebec Canada (Sr Note)	5.750	02/15/09	A1	6,281
5,000,000	h	Province of Saskatchewan Canada (Deb)	7.375	07/15/13	Aa3	5,909

		TOTAL FOREIGN GOVERNMENT BONDS				41,155

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING	VALUE (000)

MORTGAGE BACKED SECURITIES - 15.33%
$ 25,000,000		Federal Home Loan Mortgage Corp (FHLMC)	1.875	02/15/06		$24,619
40,000,000		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	07/15/05	Aaa	40,446
414,266		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	03/01/11		427
1,210,536		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	12/01/16		1,266
1,564,518		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	12/01/17		1,617
4,196,608		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	06/01/18		4,203
8,762,534		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	10/01/18		8,596
11,436,999		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	11/01/18		11,219
10,682,201		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	11/01/18		10,479
13,107,760		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	01/01/19		12,845
5,652,513	d	Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	01/01/19		5,775
14,712,508		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	02/01/19		14,728
4,862,826		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	02/01/19		4,868
1,248,212	d	Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	10/01/20		1,319
58,160		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	05/01/23		62
775,277	d	Federal Home Loan Mortgage Corp Gold (FGLMC)	8.000	01/01/31		834
1,043,577		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	08/01/32		1,085
11,312,315		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	06/01/33		11,581
9,600,189		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	09/01/33		9,643
7,800,639		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	09/01/33		7,835
9,555,563		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	11/01/33		9,376
2,218,913		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	11/01/33		2,272
22,000,000	h	Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	12/01/33		22,113
3,590,210		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	01/01/34		3,602
7,337,679		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	02/01/34		7,512
4,044,247		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	02/01/34		4,140
2,989,889		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	12/01/34		3,000
16,000,000	h	Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	04/15/35		16,370
25,073,612	v	Federal National Mortgage Association (FNMA)	4.358	06/01/11		24,509
111,139		Federal National Mortgage Association (FNMA)	7.500	06/01/11		117
34,807		Federal National Mortgage Association (FNMA)	8.000	06/01/11		37
37,836		Federal National Mortgage Association (FNMA)	8.000	06/01/11		40
110,223		Federal National Mortgage Association (FNMA)	8.000	07/01/11		117
59,594		Federal National Mortgage Association (FNMA)	7.500	08/01/11		63
26,064		Federal National Mortgage Association (FNMA)	7.500	09/01/11		28
3,733		Federal National Mortgage Association (FNMA)	7.500	09/01/11		4
2,419		Federal National Mortgage Association (FNMA)	7.500	10/01/11		3
70,614		Federal National Mortgage Association (FNMA)	7.500	10/01/11		75
13,179		Federal National Mortgage Association (FNMA)	7.500	10/01/11		14
570,831		Federal National Mortgage Association (FNMA)	7.000	04/01/12		599
105,268		Federal National Mortgage Association (FNMA)	6.500	09/01/12		110
4,988,029	h	Federal National Mortgage Association (FNMA)	5.100	04/01/13		5,021
2,932,222		Federal National Mortgage Association (FNMA)	4.440	07/01/13		2,851
3,256,544		Federal National Mortgage Association (FNMA)	4.019	08/01/13		3,089
3,405,871		Federal National Mortgage Association (FNMA)	4.518	05/01/14		3,320
4,502,528		Federal National Mortgage Association (FNMA)	4.265	06/01/14		4,301
3,259,136		Federal National Mortgage Association (FNMA)	4.530	10/01/14		3,176
30,379		Federal National Mortgage Association (FNMA)	8.500	11/01/14		33
787,448		Federal National Mortgage Association (FNMA)	6.500	10/01/16		822
3,310,369	d	Federal National Mortgage Association (FNMA)	6.500	04/01/17		3,458
5,349,927		Federal National Mortgage Association (FNMA)	6.000	11/01/17		5,528
6,842,329		Federal National Mortgage Association (FNMA)	6.000	11/01/17		7,070
3,288,497		Federal National Mortgage Association (FNMA)	6.000	01/01/18		3,398
2,081,976		Federal National Mortgage Association (FNMA)	6.000	02/01/18		2,151
1,865,894		Federal National Mortgage Association (FNMA)	6.500	02/01/18		1,949
5,698,695		Federal National Mortgage Association (FNMA)	5.500	03/01/18		5,814
993,921		Federal National Mortgage Association (FNMA)	5.500	04/01/18		1,014

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING	VALUE (000)

$ 15,215,728	d	Federal National Mortgage Association (FNMA)	5.500	04/01/18		$15,523
36,000,000	h	Federal National Mortgage Association (FNMA)	5.000	04/25/18		35,966
40,000,000	h	Federal National Mortgage Association (FNMA)	5.500	4/25/2018		40,750
114,983		Federal National Mortgage Association (FNMA)	5.500	05/01/18		117
20,858,078		Federal National Mortgage Association (FNMA)	5.000	07/01/18		20,869
20,609,388		Federal National Mortgage Association (FNMA)	5.500	11/01/18		21,026
8,787,886		Federal National Mortgage Association (FNMA)	5.000	12/01/18		8,793
7,201,483		Federal National Mortgage Association (FNMA)	5.000	01/01/19		7,205
1,150,419		Federal National Mortgage Association (FNMA)	6.000	01/01/19		1,186
1,177,352		Federal National Mortgage Association (FNMA)	6.000	02/01/19		1,214
10,246,451		Federal National Mortgage Association (FNMA)	5.000	03/01/19		10,246
116,890		Federal National Mortgage Association (FNMA)	8.000	03/01/23		126
1,662,238		Federal National Mortgage Association (FNMA)	5.500	02/01/24		1,680
285,061		Federal National Mortgage Association (FNMA)	8.000	07/01/24		308
50,000,000	h	Federal National Mortgage Association (FNMA)	6.000	04/25/32		51,094
7,911,500		Federal National Mortgage Association (FNMA)	6.500	11/01/32		8,226
2,088,868		Federal National Mortgage Association (FNMA)	5.500	06/01/33		2,096
2,197,345		Federal National Mortgage Association (FNMA)	5.500	07/01/33		2,205
8,510,503		Federal National Mortgage Association (FNMA)	5.500	07/01/33		8,545
2,510,888		Federal National Mortgage Association (FNMA)	5.500	07/01/33		2,519
3,570,163		Federal National Mortgage Association (FNMA)	4.500	08/01/33		3,393
6,915,200		Federal National Mortgage Association (FNMA)	6.000	08/01/33		7,070
3,310,217		Federal National Mortgage Association (FNMA)	5.000	11/01/33		3,246
1,064,267		Federal National Mortgage Association (FNMA)	5.500	11/01/33		1,068
1,275,586		Federal National Mortgage Association (FNMA)	5.500	11/01/33		1,280
27,874,619	d	Federal National Mortgage Association (FNMA)	5.500	11/01/33		27,967
4,689,340		Federal National Mortgage Association (FNMA)	5.500	11/01/33		4,705
4,239,469		Federal National Mortgage Association (FNMA)	5.500	11/01/33		4,254
3,448,449		Federal National Mortgage Association (FNMA)	5.500	11/01/33		3,460
3,462,540		Federal National Mortgage Association (FNMA)	5.500	11/01/33		3,474
2,870,928		Federal National Mortgage Association (FNMA)	5.500	11/01/33		2,880
6,118,419		Federal National Mortgage Association (FNMA)	5.000	12/01/33		5,999
827,971		Federal National Mortgage Association (FNMA)	5.500	12/01/33		831
2,215,794		Federal National Mortgage Association (FNMA)	5.500	12/01/33		2,223
792,479		Federal National Mortgage Association (FNMA)	5.500	12/01/33		795
1,059,898		Federal National Mortgage Association (FNMA)	5.500	12/01/33		1,063
1,188,862		Federal National Mortgage Association (FNMA)	5.500	12/01/33		1,193
2,689,347		Federal National Mortgage Association (FNMA)	5.500	01/01/34		2,698
10,462,851		Federal National Mortgage Association (FNMA)	5.000	03/01/34		10,259
5,100,464	h	Federal National Mortgage Association (FNMA)	5.000	03/01/34		4,990
47,138,631	e	Federal National Mortgage Association (FNMA)	5.000	03/01/34		46,219
64,000,000	h	Federal National Mortgage Association (FNMA)	5.000	04/25/34		62,560
66,000,000	h	Federal National Mortgage Association (FNMA)	5.500	04/25/34		66,083
84,070		Federal National Mortgage Association (FNMA)	4.500	05/01/34		80
96,700		Federal National Mortgage Association (FNMA)	4.500	05/01/34		92
1,845,657		Federal National Mortgage Association (FNMA)	4.500	05/01/34		1,752
1,980,935		Federal National Mortgage Association (FNMA)	4.500	05/01/34		1,881
366,977		Federal National Mortgage Association (FNMA)	4.500	06/01/34		348
142,468		Federal National Mortgage Association (FNMA)	4.500	06/01/34		135
1,486,463		Federal National Mortgage Association (FNMA)	4.500	06/01/34		1,411
88,785		Federal National Mortgage Association (FNMA)	4.500	06/01/34		84
1,812,577		Federal National Mortgage Association (FNMA)	4.500	06/01/34		1,721
90,496		Federal National Mortgage Association (FNMA)	4.500	06/01/34		86
253,934		Federal National Mortgage Association (FNMA)	4.500	07/01/34		241
274,859		Federal National Mortgage Association (FNMA)	4.500	07/01/34		261
84,668		Federal National Mortgage Association (FNMA)	4.500	07/01/34		80
1,959,371		Federal National Mortgage Association (FNMA)	4.500	08/01/34		1,860
136,865		Federal National Mortgage Association (FNMA)	4.500	08/01/34		130
143,722		Federal National Mortgage Association (FNMA)	4.500	09/01/34		136
19,110,664		Federal National Mortgage Association (FNMA)	5.000	11/01/34		18,738
5,857,534		Federal National Mortgage Association (FNMA)	5.500	01/01/35		5,870
20,721,297		Federal National Mortgage Association (FNMA)	5.500	01/01/35		20,766
50,000,000	h,v	Federal National Mortgage Association (FNMA)	5.500	02/01/35		50,086

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	MOODYS
PRINCIPAL			RATE	DATE	RATING	VALUE (000)

$ 25,000,000	h	Federal National Mortgage Association (FNMA)	6.500	04/25/35		$25,938
12,000,000		Government National Mortgage Associatio (GNMA)	4.385	09/20/33		11,880
14,930		Government National Mortgage Association (GNMA)	8.500	09/15/09		16
68,542		Government National Mortgage Association (GNMA)	8.500	10/15/09		73
15,059		Government National Mortgage Association (GNMA)	8.500	12/15/09		16
395,510		Government National Mortgage Association (GNMA)	9.000	12/15/09		420
308,536		Government National Mortgage Association (GNMA)	9.000	12/15/17		337
19,147		Government National Mortgage Association (GNMA)	9.000	08/15/20		21
224,714		Government National Mortgage Association (GNMA)	8.000	06/15/22		243
68,355		Government National Mortgage Association (GNMA)	6.500	08/15/23		72
59,097		Government National Mortgage Association (GNMA)	6.500	08/15/23		62
55,731		Government National Mortgage Association (GNMA)	6.500	09/15/23		59
10,000,000		Government National Mortgage Association (GNMA)	4.500	11/16/29		9,755
933,723	d	Government National Mortgage Association (GNMA)	6.500	05/20/31		973
8,232,492		Government National Mortgage Association (GNMA)	6.000	05/15/33		8,466
281,733		Government National Mortgage Association (GNMA)	5.000	06/20/33		278
6,734,672		Government National Mortgage Association (GNMA)	5.500	09/15/33		6,804
25,956,436	d	Government National Mortgage Association (GNMA)	5.500	09/20/33		26,190
263,253		Government National Mortgage Association (GNMA)	5.000	03/20/34		259
25,000,000	h	Government National Mortgage Association (GNMA)	5.000	04/15/34		24,648
4,213,135		Government National Mortgage Association (GNMA)	5.000	06/20/34		4,153
397,907		Government National Mortgage Association (GNMA)	5.000	07/20/34		392
2,843,176		Government National Mortgage Association (GNMA)	5.000	02/20/35		2,802
11,999,800		Government National Mortgage Association (GNMA)	5.000	03/20/35		11,827
3,000,000	h	Government National Mortgage Association (GNMA)	5.500	04/20/35		3,026

		TOTAL MORTGAGE BACKED SECURITIES				1,072,415

U.S. TREASURY SECURITIES - 6.33%
83,283,000		U.S. Treasury Bond	10.000	05/15/10		84,025
111,825,000	e	U.S. Treasury Bond	8.000	11/15/21		151,955
8,790,000	e	U.S. Treasury Bond	5.375	02/15/31		9,587
11,200,000	e	U.S. Treasury Note	2.750	06/30/06		11,087
69,950,000		U.S. Treasury Note	2.375	08/15/06		68,778
2,850,000	e	U.S. Treasury Note	2.500	09/30/06		2,801
1,000,000	e	U.S. Treasury Note	2.625	11/15/06		983
3,110,000	e	U.S. Treasury Note	3.000	12/31/06		3,070
6,100,000	e	U.S. Treasury Note	3.125	01/31/07		6,031
10,000,000		U.S. Treasury Note	3.750	03/31/07		9,992
2,950,000	e	U.S. Treasury Note	2.750	08/15/07		2,877
1,000,000	e	U.S. Treasury Note	3.000	11/15/07		979
1,250,000	e	U.S. Treasury Note	3.375	02/15/08		1,231
15,000,000	e	U.S. Treasury Note	4.000	03/15/10		14,886
20,764,718		U.S. Treasury Note	1.875	07/15/13		21,131
3,469,000	e	U.S. Treasury Note	4.000	02/15/15		3,334
45,113,924	e	U.S. Treasury Inflation Indexed Bond	3.875	01/15/09		49,766

		TOTAL U.S. TREASURY SECURITIES				442,513

		TOTAL GOVERNMENT BONDS				1,909,794
		(Cost $ 1,955,054)

		TOTAL BONDS				2,739,690
		(Cost $2,761,042)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			MOODYS
SHARES			RATING	VALUE (000)

PREFERRED STOCKS - 0.00%
HOLDING AND OTHER INVESTMENT OFFICES - 0.00%
$ 150	e*	Simon Property Group L.P.	Baa3	$8

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES		8

		TOTAL PREFERRED STOCKS		8

		(Cost $59)
COMMON STOCKS - 59.82%
AMUSEMENT AND RECREATION SERVICES - 0.04%
60,289	e*	Gaylord Entertainment Co		2,436
3,600		International Speedway Corp (Class A)		195
11,648	e*	Sunterra Corp		176

		TOTAL AMUSEMENT AND RECREATION SERVICES		2,807

APPAREL AND ACCESSORY STORES - 0.32%
750	e*	AnnTaylor Stores Corp		19
20,700	*	Chico's FAS, Inc		585
37,408	e	Foot Locker, Inc		1,096
326,630	e	Gap, Inc		7,134
3,800	e*	Gymboree Corp		48
159,620	e	Limited Brands, Inc		3,879
46,819	e	Nordstrom, Inc		2,593
38,284	e	Ross Stores, Inc		1,116
258,621	e	TJX Cos, Inc		6,370

		TOTAL APPAREL AND ACCESSORY STORES		22,840

APPAREL AND OTHER TEXTILE PRODUCTS - 0.03%
76,645	e*	Collins & Aikman Corp		94
24,716	e*	Hartmarx Corp		236
5,000		Kellwood Co		144
43,154		Liz Claiborne, Inc		1,732
3,200	e	Oxford Industries, Inc		117

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS		2,323

AUTO REPAIR, SERVICES AND PARKING - 0.01%
20,795	*	Midas, Inc		475
3,400		Ryder System, Inc		142

		TOTAL AUTO REPAIR, SERVICES AND PARKING		617

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.05%
600	*	Advance Auto Parts		30
23,591	e*	Autozone, Inc		2,022
27,200	e*	Carmax, Inc		857
14,532	e*	Copart, Inc		342

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS		3,251

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.85%
1,171	e	Building Materials Holding Corp		52
7,955	e	Fastenal Co		440
1,004,126		Home Depot, Inc		38,398
364,954	e	Lowe's Cos		20,835

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES		59,725

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES			VALUE (000)

BUSINESS SERVICES - 3.57%
19,272	e*	@Road, Inc	79
9,719	e*	24/7 Real Media, Inc	32
213,900	e*	3Com Corp	761
10,600	e*	ActivCard Corp	67
4,500	e	Administaff, Inc	66
67,766	e	Adobe Systems, Inc	4,552
15,700	e*	Agile Software Corp	114
66,744	e*	Akamai Technologies, Inc	850
20,916	e*	Aspect Communications Corp	218
21,279	e*	Autodesk, Inc	633
401,950	e	Automatic Data Processing, Inc	18,068
89,457	e*	BEA Systems, Inc	713
28,252	e*	Bisys Group, Inc	443
206	e*	Blue Coat Systems, Inc	5
35,799	e*	BMC Software, Inc	537
81,599	*	Brocade Communications Systems, Inc	483
60,862	e*	Cadence Design Systems, Inc	910
71,007	e*	Ceridian Corp	1,211
17,571	e*	Citrix Systems, Inc	419
72,373	e*	CNET Networks, Inc	683
60,912	e*	Cognizant Technology Solutions Corp	2,814
89,838	*	Compuware Corp	647
5,085	e*	Concord Communications, Inc	51
104,201	e*	Convergys Corp	1,556
4,297	*	Corillian Corp	15
6,200	*	CSG Systems International, Inc	101
24,300	e	Deluxe Corp	969
2,603	e*	Digital River, Inc	81
75,453	e*	DST Systems, Inc	3,484
29,750	*	Dun & Bradstreet Corp	1,828
8,599	*	eFunds Corp	192
77,982	*	Electronic Arts, Inc	4,038
368,927	e	Electronic Data Systems Corp	7,626
19,883	e*	Embarcadero Technologies, Inc	131
4,175	e*	Equinix, Inc	177
1,800	e*	eSpeed, Inc (Class A)	17
4,176	e*	F5 Networks, Inc	211
11,850		Fair Isaac Corp	408
107,614	e*	Fiserv, Inc	4,283
4,310	e*	Greg Manning Auctions, Inc	43
62,013	*	GSI Commerce, Inc	839
25,783		Henry (Jack) & Associates, Inc	464
2,600	e*	iGate Corp	10
123,843	e	IMS Health, Inc	3,021
9,400	e*	Informatica Corp	78
92,057	e*	Innovative Solutions & Support, Inc	2,923
3,900	*	Intrado, Inc	48
54,832	*	Intuit, Inc	2,400
37,000	e*	Ipass, Inc	226
39,174	e*	Iron Mountain, Inc	1,130
8,569	e*	iVillage, Inc	52
175,353	e*	Juniper Networks, Inc	3,868
3,175	e*	Jupitermedia Corp	49
3,011	e*	Kforce, Inc	33
39,600	e*	KFX ,Inc	531
30,399	*	Lamar Advertising Co	1,225
6,548		Manpower, Inc	285
3,200	*	MAPICS, Inc	41
38,313	e*	Mercury Interactive Corp	1,815
3,648,693		Microsoft Corp	88,189
20,263	e*	Mindspeed Technologies, Inc	45

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES			VALUE (000)

46,510	e*	Monster Worldwide, Inc	$1,305
38,748	*	NCR Corp	1,307
2,900	e*	NDCHealth Corp	46
2,000	e*	Netratings, Inc	31
13,360	*	Network Equipment Technologies, Inc	75
220,909	e*	NIC, Inc	1,054
222,200	e*	Novell, Inc	1,324
124,709		Omnicom Group, Inc	11,039
1,498,149	*	Oracle Corp	18,697
9,628	e*	Packeteer, Inc	148
8,053	e*	PalmSource, Inc	73
11,400	e*	Parametric Technology Corp	64
35,275	e*	PDI, Inc	723
16,200	e*	Pegasystems, Inc	87
19,700	e*	Perot Systems Corp (Class A)	265
14,017	e*	Pixar	1,367
26,126	*	Portal Software, Inc	63
17,488	e*	R.H. Donnelley Corp	1,016
1,500	e*	Radisys Corp	21
32,799	e*	Red Hat, Inc	358
5,800	e*	Rewards Network, Inc	24
64,008	e	Robert Half International, Inc	1,726
4,600	e*	RSA Security, Inc	73
26,353	e*	Sapient Corp	194
20,684	e*	Scansoft, Inc	77
1,300	e*	Secure Computing Corp	11
46,300	*	Seebeyond Technology Corp	146
156,600	*	Siebel Systems, Inc	1,430
6,148	*	Sitel Corp	12
6,300	e*	SonicWALL, Inc	32
40,437	*	Spherion Corp	303
9,750	e	SS&C Technologies, Inc	222
1,800	e	Startek, Inc	30
1,543,479	e*	Sun Microsystems, Inc	6,236
141,293	*	SunGard Data Systems, Inc	4,875
1,300	*	Sykes Enterprises, Inc	9
163,804	e*	Symantec Corp	3,494
13,290	e*	Synopsys, Inc	241
9,384	*	TeleTech Holdings, Inc	121
35,400	e*	TIBCO Software, Inc	264
94,572	e	Total System Services, Inc	2,363
8,260	*	Travelzoo, Inc	411
25,700	e*	Tyler Technologies, Inc	196
55,752	e*	Unisys Corp	394
7,706	e*	United Rentals, Inc	156
13,535	*	Universal Compression Holdings, Inc	513
65,025	e*	VeriSign, Inc	1,866
140,500	e*	Veritas Software Corp	3,262
30,500	e*	WatchGuard Technologies, Inc	99
3,800	e*	Wind River Systems, Inc	57
437,803	*	Yahoo!, Inc	14,842

		TOTAL BUSINESS SERVICES	249,530

CHEMICALS AND ALLIED PRODUCTS - 5.30%
20,443	e*	Abgenix, Inc	143
11,996	e*	Able Laboratories, Inc	281
23,736	e*	Adolor Corp	236
11,589	e*	Advancis Pharmaceutical Corp	43
197,626	e	Air Products & Chemicals, Inc	12,508
4,000	e*	Albany Molecular Research, Inc	41
8,770	e*	Alexion Pharmaceuticals, Inc	190

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES			VALUE (000)

6,874	e*	Alkermes, Inc	$71
131,585	e	Allergan, Inc	9,141
18,712	e*	American Pharmaceutical Partners, Inc	968
627,322	*	Amgen, Inc	36,516
16,862	e*	Amylin Pharmaceuticals, Inc	295
4,001	*	Array Biopharma, Inc	28
7,705	e*	Atherogenics, Inc	101
72,532	e*	Avant Immunotherapeutics, Inc	118
132,000	e	Avery Dennison Corp	8,175
195,800	e	Avon Products, Inc	8,408
77,934	*	Barr Pharmaceuticals, Inc	3,806
63,884	e*	Benthley Pharmaceuticals, Inc	470
6,233	e*	BioCryst Pharmaceuticals, Inc	29
43,260	e*	Bioenvision, Inc	249
141,434	e*	Biogen Idec, Inc	4,881
45,257	e*	BioMarin Pharmaceutical, Inc	233
11,609	e*	Biosite, Inc	604
63,624	e*	Bone Care International, Inc	1,650
17,133	e*	Bradley Pharmaceuticals, Inc	164
57,000	e	Cabot Corp	1,906
22,039	e*	Cell Therapeutics, Inc	79
11,828	e*	Cephalon, Inc	554
11,600	e*	Charles River Laboratories International, Inc	546
21,596	e*	Chattem, Inc	960
107,144	e	Clorox Co	6,749
266,800	e	Colgate-Palmolive Co	13,919
24,200	e*	Connetics Corp	612
15,500	e*	Cubist Pharmaceuticals, Inc	165
4,911	e*	Curis, Inc	18
6,761	*	Cypress Bioscience, Inc	62
14,173	e*	Cytogen Corp	82
23,162	e*	Dendreon Corp	126
45,503	e	Diagnostic Products Corp	2,198
15,999	e*	Digene Corp	332
9,791	e*	Discovery Laboratories, Inc	55
84,779	e*	Dov Pharmaceutical, Inc	1,160
349,215	e*	Durect Corp	1,271
7,541	e*	Dusa Pharmaceuticals, Inc	66
196,600	e	Ecolab, Inc	6,498
90,786	e*	Encysive Pharmaceuticals, Inc	928
141,600		Engelhard Corp	4,252
72,114	e*	Eon Labs, Inc	2,181
12,727	e*	EPIX Pharmaceuticals, Inc	89
700		Estee Lauder Cos (Class A)	31
191,400	e*	First Horizon Pharmaceutical	3,231
215,832	e*	Forest Laboratories, Inc	7,975
10,134	e*	Genaera Corp	23
69,900	e*	Genta, Inc	79
145,497	e*	Genzyme Corp	8,328
22,156	e*	Geron Corp	135
191,256	*	Gilead Sciences, Inc	6,847
533,053		Gillette Co	26,909
87,652	e*	Guilford Pharmaceuticals, Inc	202
41,102		H.B. Fuller Co	1,192
69,413	e*	Hollis-Eden Pharmaceuticals	489
60,776	e*	Human Genome Sciences, Inc	560
18,436	e*	ICOS Corp	414
35,884	*	Idexx Laboratories, Inc	1,943
8,099	e*	Immucor, Inc	245
47,200	*	Immunogen, Inc	247
44,900	e*	Immunomedics, Inc	109
97,808	e*	Impax Laboratories, Inc	1,565
72,455	e*	Indevus Pharmaceuticals, Inc	201

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES			VALUE (000)

5,392	e*	Inkine Pharmaceutical Co	$17
14,987	*	Inspire Pharmaceuticals, Inc	122
6,900	e*	InterMune, Inc	76
39,081	e*	Inverness Medical Innovations, Inc	918
8,689	*	Invitrogen Corp	601
40,810	e*	Isis Pharmaceuticals, Inc	158
4,334	e*	Isolagen, Inc	27
162,950	e*	King Pharmaceuticals, Inc	1,354
1,500	e*	Kos Pharmaceuticals, Inc	63
12,800	e*	KV Pharmaceutical Co (Class A)	297
39,656	*	Lannett Co, Inc	250
9,275	e*	Ligand Pharmaceuticals, Inc (Class B)	53
19,911	e	Mannatech, Inc	389
34,085	e*	Martek Biosciences Corp	1,983
47,348	e*	Medarex, Inc	338
59,422	e	Medicis Pharmaceutical Corp (Class A)	1,781
100,322	e*	MedImmune, Inc	2,389
1,366,558		Merck & Co, Inc	44,235
33,600	e*	MGI Pharma, Inc	849
108,616	e*	Millennium Pharmaceuticals, Inc	915
256,616	e	Mylan Laboratories, Inc	4,547
3,254	e*	Myogen, Inc	26
76,865	e*	Nabi Biopharmaceuticals	959
32,567	*	NBTY, Inc	817
43,403	e*	Nektar Therapeutics	605
34,431	*	Neose Technologies, Inc	89
4,000	e*	Neurocrine Biosciences, Inc	152
5,604	e*	NitroMed, Inc	97
7,009	e*	Northfield Laboratories, Inc	79
36,005	e*	Noven Pharmaceuticals, Inc	611
3,412	e*	NPS Pharmaceuticals, Inc	43
22,015	e*	Nutraceutical International Corp	349
5,567	e*	Nuvelo, Inc	36
1,500	e*	OraSure Technologies, Inc	11
18,505	*	OSI Pharmaceuticals, Inc	765
119,787	e*	Pain Therapeutics, Inc	609
235,177	e*	Palatin Technologies, Inc	550
5,500	e*	Par Pharmaceutical Cos, Inc	184
63,742	e*	Penwest Pharmaceuticals Co	788
173,502	e*	Peregrine Pharmaceuticals, Inc	255
3,932	e*	Pharmacyclics, Inc	32
24,995	e*	Pharmion Corp	725
83,891	*	Pozen, Inc	437
128,578	e*	Praecis Pharmaceuticals, Inc	135
218,754		Praxair, Inc	10,470
1,331,138		Procter & Gamble Co	70,550
21,566	e*	Progenics Pharmaceuticals	363
23,161	e*	Protein Design Labs, Inc	370
167,154		Rohm & Haas Co	8,023
58,884	e*	Salix Pharmaceuticals Ltd	971
55,729	e*	Sepracor, Inc	3,199
86,075		Sigma-Aldrich Corp	5,272
41,426	e*	SuperGen, Inc	201
16,038	e*	Tanox, Inc	154
24,507	*	Third Wave Technologies, Inc	141
11,300	e*	United Therapeutics Corp	516
9,737	e*	USANA Health Sciences, Inc	461
26,431	e*	Vertex Pharmaceuticals, Inc	247
16,600	e*	Vicuron Pharmaceuticals, Inc	262
23,421	e*	Vion Pharmaceuticals, Inc	67
101,172	e*	Watson Pharmaceuticals, Inc	3,109
76,385	e	Wellman, Inc	1,105
7,000	e	West Pharmaceutical Services, Inc	167

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES			VALUE (000)

8,582	e*	Zila, Inc	$35
52,533	e*	Zymogenetics, Inc	802

		TOTAL CHEMICALS AND ALLIED PRODUCTS	371,083

COMMUNICATIONS - 2.87%
103,440	e	Alltel Corp	5,674
507,067	e	AT&T Corp	9,508
161,341	e*	Avaya, Inc	1,884
830,629	e	BellSouth Corp	21,837
5,000	e	CenturyTel, Inc	164
623,273	e*	Comcast Corp (Class A)	21,054
365,769	e*	Comcast Corp (Special Class A)	12,217
12,515	e*	Foundry Networks, Inc	124
176,003	e*	IAC/InterActiveCorp	3,920
80,495	e*	Liberty Media International, Inc	3,521
1,671,312	e*	Lucent Technologies, Inc	4,596
12,819	e*	Mastec, Inc	105
10,700	e*	Net2Phone, Inc	17
231,894	*	Nextel Communications, Inc (Class A)	6,590
23,261	e*	Novatel Wireless, Inc	250
32,445	*	NTL, Inc	2,066
8,000	*	Paxson Communications Corp	6
1,996,195	e	SBC Communications, Inc	47,290
438,030	e	Sprint Corp	9,965
16,388	e*	Time Warner Telecom, Inc (Class A)	65
49,898	*	UnitedGlobalcom, Inc (Class A)	472
48,526	e*	Univision Communications, Inc (Class A)	1,344
1,313,895	e	Verizon Communications, Inc	46,643
5,100	*	West Corp	163
46,139	e*	XM Satellite Radio Holdings, Inc	1,453

		TOTAL COMMUNICATIONS	200,928

DEPOSITORY INSTITUTIONS - 5.44%
150,155	e	AmSouth Bancorp	3,897
3,750		Astoria Financial Corp	95
443,324	e	BB&T Corp	17,325
754	e*	Capital Crossing Bank	25
92,783	e	Comerica, Inc	5,110
1,408		Commerce Bancorp, Inc	46
1,077	e	Commercial Capital Bancorp, Inc	22
403,224	e	Fifth Third Bancorp	17,331
6,300	e	First Horizon National Corp	257
163,870	e	Golden West Financial Corp	9,914
1,562		International Bancshares Corp	54
2,016,984	e	JPMorgan Chase & Co	69,788
287,911	e	KeyCorp	9,343
49,800	e	M & T Bank Corp	5,083
32,800	e	Marshall & Ilsley Corp	1,369
252,683		Mellon Financial Corp	7,212
519,000		National City Corp	17,387
41,200	e	New York Community Bancorp, Inc	748
93,252		North Fork Bancorp, Inc	2,587
121,422	e	Northern Trust Corp	5,275
2,091		Partners Trust Financial Group, Inc	22
2,850	e	People's Bank	117
229,663		PNC Financial Services Group, Inc	11,823
357,315	e	Regions Financial Corp	11,577
42,600	e	Sovereign Bancorp, Inc	944
149,174	e	State Street Corp	6,522

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES			VALUE (000)

261,472	e	SunTrust Banks, Inc	$18,844
130,894	e	Synovus Financial Corp	3,647
1,360,612		U.S. Bancorp	39,213
23,332		UnionBanCal Corp	1,429
6,670	e	W Holding Co, Inc	67
1,033,085		Wachovia Corp	52,594
1,011,988		Wells Fargo & Co	60,517
6,400		Zions Bancorp	442

		TOTAL DEPOSITORY INSTITUTIONS	380,626

EATING AND DRINKING PLACES - 0.63%
4,843	e	Bob Evans Farms, Inc	114
154,400	e	Darden Restaurants, Inc	4,737
800	e	Lone Star Steakhouse & Saloon, Inc	23
1,175,801		McDonald's Corp	36,614
14,800	e	Outback Steakhouse, Inc	678
1,900	e	Triarc Cos (Class B)	26
56,151	e	Wendy's International, Inc	2,192

		TOTAL EATING AND DRINKING PLACES	44,384

EDUCATIONAL SERVICES - 0.09%
66,107	*	Apollo Group, Inc (Class A)	4,896
30,563	*	Career Education Corp	1,047
700	*	Corinthian Colleges, Inc	11
1,700	e*	DeVry, Inc	32
1,900	e*	Laureate Education, Inc	81

		TOTAL EDUCATIONAL SERVICES	6,067

ELECTRIC, GAS, AND SANITARY SERVICES - 3.21%
492,654	e*	AES Corp	8,070
116,931	e	AGL Resources, Inc	4,084
112,032	e	Allete, Inc	4,689
22,565		Aqua America, Inc	550
642,931	e*	Aquila, Inc	2,462
38,206		Atmos Energy Corp	1,032
230,240	e	Avista Corp	4,029
119,637		Black Hills Corp	3,956
5,300	e	California Water Service Group	177
14,500	e	Cascade Natural Gas Corp	289
27,585	e*	Casella Waste Systems, Inc (Class A)	365
17,100	e	Citizens Communications Co	221
293,371	e	Cleco Corp	6,249
3,400	e	Connecticut Water Service, Inc	85
18,700	e	Crosstex Energy, Inc	818
453,255		DPL, Inc	11,331
298,532		Empire District Electric Co	6,944
1,400	e	Energen Corp	93
750	e	EnergySouth, Inc	21
170,858		Equitable Resources, Inc	9,814
400,340	e	Hawaiian Electric Industries, Inc	10,217
217,100		Idacorp, Inc	6,159
296,657	e	KeySpan Corp	11,561
326,432	e	Kinder Morgan, Inc	24,711
8,200		Laclede Group, Inc	239
88,593		MGE Energy, Inc	2,937
2,666	e	Middlesex Water Co	48
235,097	e	National Fuel Gas Co	6,721

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES			VALUE (000)

2,900		New Jersey Resources Corp	$126
140,770	e	Nicor, Inc	5,221
563,115	e	NiSource, Inc	12,833
8,300		Northwest Natural Gas Co	300
512,348	e	OGE Energy Corp	13,808
51,415	e	Otter Tail Corp	1,287
103,254	e	Peoples Energy Corp	4,328
645,280		Pepco Holdings, Inc	13,544
24,106		Piedmont Natural Gas Co, Inc	555
573,300	e	Puget Energy, Inc	12,636
113,172		Questar Corp	6,705
34,491		Resource America, Inc (Class A)	1,209
245,817	e*	Sierra Pacific Resources	2,643
22,200		SJW Corp	780
5,400		South Jersey Industries, Inc	305
14,099	e*	Southern Union Co	354
3,200	e*	Stericycle, Inc	141
192,201	e	Unisource Energy Corp	5,952
6,858	e*	Waste Connections, Inc	238
84,414		Western Gas Resources, Inc	2,908
41,700	e	WGL Holdings, Inc	1,291
518,335	e	Williams Cos, Inc	9,750

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	224,786

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 3.12%
3,023	e*	Advanced Energy Industries, Inc	29
210,195	e*	Advanced Micro Devices, Inc	3,388
11,984	e*	Agere Systems, Inc (Class A)	17
146,200	e*	Agere Systems, Inc (Class B)	208
162,200	e*	Altera Corp	3,208
77,993	e	American Power Conversion Corp	2,036
3,555	e*	American Superconductor Corp	35
190,190		Ametek, Inc	7,655
5,400	e*	Amkor Technology, Inc	21
119,618		Analog Devices, Inc	4,323
17,075	e*	Applica, Inc	86
6,411	e*	Arris Group, Inc	44
53,100	e*	Artesyn Technologies, Inc	463
138,463	e*	Avanex Corp	180
39,523	e	AVX Corp	484
30,000	e	Baldor Electric Co	774
79,519	e*	Broadcom Corp (Class A)	2,379
23,320	e*	Broadwing Corp	97
2,200	e	C&D Technologies, Inc	22
8,357	*	California Micro Devices Corp	42
28,117	e*	Capstone Turbine Corp	44
8,872	e*	Carrier Access Corp	53
46,995	*	C-COR, Inc	286
355,116	e*	CIENA Corp	611
132,544	e*	Comverse Technology, Inc	3,343
27,847	e*	Conexant Systems, Inc	42
1,800	e	CTS Corp	23
4,193	e*	DDi Corp	12
16,904	e*	Ditech Communications Corp	211
133,845	*	Eagle Broadband, Inc	46
440,300		Emerson Electric Co	28,589
10,485	e*	Energizer Holdings, Inc	627
28,195	e*	Finisar Corp	35
24,800	e	Harman International Industries, Inc	2,194
15,041	*	Harmonic, Inc	144
2,700	e	Helix Technology Corp	42

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES			VALUE (000)

3,900		Hubbell, Inc (Class B)	$199
5,700	*	Integrated Device Technology, Inc	69
2,666,310		Intel Corp	61,938
29,012	*	Interdigital Communications Corp	444
12,700	e	Intersil Corp (Class A)	220
59,373	e*	InterVoice, Inc	667
5,722	*	IXYS Corp	65
40,769	e*	Jabil Circuit, Inc	1,163
540,044	e*	JDS Uniphase Corp	902
5,800	e*	Kemet Corp	45
2,000	*	Lifeline Systems, Inc	61
229,966	e*	LSI Logic Corp	1,286
4,204	*	Magnetek, Inc	22
25,583	e*	Mattson Technology, Inc	203
102,718	e	Maxim Integrated Products, Inc	4,198
66,429	e*	McData Corp (Class A)	250
11,050	e*	Merix Corp	124
18,700	e	Microchip Technology, Inc	486
265,591	e*	Micron Technology, Inc	2,746
5,651	e*	Mobility Electronics, Inc	40
82,093	e	Molex, Inc	2,164
8,500	e*	Monolithic System Technology, Inc	50
1,011,468		Motorola, Inc	15,142
235,717	e*	MRV Communications, Inc	761
3,705	e*	Mykrolis Corp	53
157,400	e	National Semiconductor Corp	3,244
8,599	e*	NMS Communications Corp	37
25,190	e*	Novellus Systems, Inc	673
3,266	e*	Openwave Systems, Inc	40
129,014	*	Optical Communication Products, Inc	224
3,707	e*	Paradyne Networks, Inc	8
5,200	*	Plexus Corp	60
5,600	e*	Polycom, Inc	95
3,800	e*	Power-One, Inc	18
8,800	e*	Powerwave Technologies, Inc	68
1,453	*	QLogic Corp	59
673,766		Qualcomm, Inc	24,694
31,424	e	Scientific-Atlanta, Inc	887
10,220	e*	Sipex Corp	24
330,882	e*	Sirius Satellite Radio, Inc	1,860
10,800	e	Smith (A.O.) Corp	312
5,696	e*	Spatialight, Inc	29
11,400	*	Standard Microsystems Corp	198
107,179	e*	Stratex Networks, Inc	197
84,452	e*	Sycamore Networks, Inc	301
2,505	e*	Symmetricom, Inc	28
1,400		Technitrol, Inc	21
265,220	e*	Tellabs, Inc	1,936
125,172	e*	Terayon Communication Systems, Inc	386
734,264		Texas Instruments, Inc	18,716
63,300	*	Thomas & Betts Corp	2,045
4,819	e*	Trident Microsystems, Inc	85
8,974	e*	Tripath Technology, Inc	8
5,500	*	Triquint Semiconductor, Inc	19
900	e*	TTM Technologies, Inc	9
12,440	e*	UTStarcom, Inc	136
19,000	e*	Verso Technologies, Inc	7
2,600		Vicor Corp	27
95,428	e*	Vishay Intertechnology, Inc	1,186
104,900	e*	Vitesse Semiconductor Corp	281
28,395	*	Westell Technologies, Inc	156
13,207		Whirlpool Corp	895
16,700	e*	Wilson Greatbatch Technologies, Inc	305

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES			VALUE (000)

127,200	e	Xilinx, Inc	$3,718
138,795	e*	Zhone Technologies, Inc	354

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	218,471

ENGINEERING AND MANAGEMENT SERVICES - 0.28%
8,506	e*	Accelrys, Inc	50
1,000	e*	Affymetrix, Inc	43
5,099	e*	Answerthink, Inc	21
42,902	e*	Antigenics, Inc	287
24,675	e*	Applera Corp (Celera Genomics Group)	253
86,121	e*	Ariad Pharmaceuticals, Inc	482
12,860	e*	Axonyx, Inc	16
52,912	e*	BearingPoint, Inc	464
16,700	e*	Ciphergen Biosystems, Inc	46
5,000	e*	Covance, Inc	238
49,165	e*	CuraGen Corp	205
5,433	e*	CV Therapeutics, Inc	111
130,985	e*	Decode Genetics, Inc	747
2,727	e*	DiamondCluster International, Inc	44
3,288	*	Digitas, Inc	33
5,601	e*	Dyax Corp	18
3,600	e*	FTI Consulting, Inc	74
14,043	*	Gartner, Inc (Class B)	131
1,420	e*	Hewitt Associates, Inc	38
92,116	e*	Incyte Corp	629
19,927	e*	Kosan Biosciences, Inc	82
28,041	e*	Lexicon Genetics, Inc	143
7,047	*	Lifecell Corp	63
25,220	e*	Luminex Corp	190
5,948	e*	Maxim Pharmaceuticals, Inc	10
72,914	e	Moody's Corp	5,896
28,840	e*	Neopharm, Inc	224
15,777	e*	Oscient Pharmaceuticals Corp	37
214,126	e	Paychex, Inc	7,028
5,500	e*	Pharmaceutical Product Development, Inc	266
9,821	e*	Pharmos Corp	6
7,444	e*	PRG-Schultz International, Inc	37
21,643	e*	Regeneron Pharmaceuticals, Inc	111
6,450	e*	Rigel Pharmaceuticals, Inc	103
88,520	e*	Seattle Genetics, Inc	455
1,600	e*	Sourcecorp	32
26,200	e*	Telik, Inc	395
11,500	e*	Trimeris, Inc	129
7,496	e*	Ventiv Health, Inc	172

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	19,309

FABRICATED METAL PRODUCTS - 0.67%
62,880	e	Commercial Metals Co	2,131
149,645	e*	Crown Holdings, Inc	2,328
15,906		Gulf Island Fabrication, Inc	373
28,728		Harsco Corp	1,712
270,700	e	Illinois Tool Works, Inc	24,236
11,067	*	Jacuzzi Brands, Inc	108
312,073	e	Masco Corp	10,820
1,800	e	Silgan Holdings, Inc	117
27,846		Snap-On, Inc	885
86,524		Stanley Works	3,917
3,600	e	Valmont Industries, Inc	80

		TOTAL FABRICATED METAL PRODUCTS	46,707

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES			VALUE (000)

FOOD AND KINDRED PRODUCTS - 2.15%
171,725		Campbell Soup Co	$4,983
1,182,800		Coca-Cola Co	49,287
97,300	e	Coca-Cola Enterprises, Inc	1,997
800	e*	Dean Foods Co	27
201,409		General Mills, Inc	9,899
241,350	e	H.J. Heinz Co	8,891
146,800		Hershey Foods Corp	8,876
3,000		Hormel Foods Corp	93
179,263	e	Kellogg Co	7,757
23,900	e	McCormick & Co, Inc (Non-Vote)	823
50,600	e	Pepsi Bottling Group, Inc	1,409
901,904		PepsiCo, Inc	47,828
126,545	e	Wrigley (Wm.) Jr Co	8,298

		TOTAL FOOD AND KINDRED PRODUCTS	150,168

FOOD STORES - 0.42%
330,521	e	Albertson's, Inc	6,825
436,276	e*	Kroger Co	6,994
11,850	e*	Pathmark Stores, Inc	75
271,210	e*	Safeway, Inc	5,026
203,754	e*	Starbucks Corp	10,526
400		Whole Foods Market, Inc	41

		TOTAL FOOD STORES	29,487

FURNITURE AND FIXTURES - 0.29%
58,202		Hillenbrand Industries, Inc	3,228
213,478	e	Johnson Controls, Inc	11,904
55,444		Leggett & Platt, Inc	1,601
158,910	e	Newell Rubbermaid, Inc	3,486

		TOTAL FURNITURE AND FIXTURES	20,219

FURNITURE AND HOMEFURNISHINGS STORES - 0.16%
107,795	e*	Bed Bath & Beyond, Inc	3,939
92,500	e	Best Buy Co, Inc	4,996
61,694	e	Circuit City Stores, Inc (Circuit City Group)	990
1,911	*	GameStop Corp (Class B)	43
200	e*	Mohawk Industries, Inc	17
53,247	e	RadioShack Corp	1,305
4,200	e*	Restoration Hardware, Inc	24
800	e*	Williams-Sonoma, Inc	29

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	11,343

GENERAL BUILDING CONTRACTORS - 0.39%
9,654	e	Beazer Homes U.S.A., Inc	481
7,009	e	Brookfield Homes Corp	296
27,100	e	Centex Corp	1,552
127,400	e	D.R. Horton, Inc	3,725
24,200	e	KB Home	2,843
37,000	e	Lennar Corp (Class A)	2,097
3,520	e	Lennar Corp (Class B)	186
292	e	M/I Homes, Inc	14

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES			VALUE (000)

29,214	e	MDC Holdings, Inc	$2,035
117,668	e	Pulte Homes, Inc	8,664
29,562	e	Ryland Group, Inc	1,833
23,300	e	Standard-Pacific Corp	1,682
21,000	e*	Toll Brothers, Inc	1,656

		TOTAL GENERAL BUILDING CONTRACTORS	27,064

GENERAL MERCHANDISE STORES - 0.84%
19,200	*	BJ's Wholesale Club, Inc	596
1,687	e	Bon-Ton Stores, Inc	31
233,038	e	Costco Wholesale Corp	10,296
93,865	e	Dollar General Corp	2,057
15,723	e*	Dollar Tree Stores, Inc	452
6,697		Family Dollar Stores, Inc	203
141,195	e	J.C. Penney Co, Inc	7,331
117,461	*	Kohl's Corp	6,065
229,360		May Department Stores Co	8,491
3,100	*	Retail Ventures, Inc	28
33,400	e	Saks, Inc	603
453,525		Target Corp	22,685

		TOTAL GENERAL MERCHANDISE STORES	58,838

HEALTH SERVICES - 0.47%
16,500	*	Accredo Health, Inc	733
8,252	e*	Amedisys, Inc	250
4,293	e*	Bio-Reference Labs, Inc	60
158,236	e*	Caremark Rx, Inc	6,295
51,026	*	Coventry Health Care, Inc	3,477
39,300	e*	DaVita, Inc	1,645
22,344	e*	Express Scripts, Inc	1,948
9,200	e*	Gentiva Health Services, Inc	149
117,248	e	Health Management Associates, Inc (Class A)	3,070
6,276	e	LCA-Vision, Inc	209
14,479	e*	LifePoint Hospitals, Inc	635
46,490	e*	Lincare Holdings, Inc	2,056
34,964	e	Manor Care, Inc	1,271
1,200	e*	Matria Healthcare, Inc	37
1,111	*	Medcath Corp	33
146,950	e*	Medco Health Solutions, Inc	7,284
12,328	*	NeighborCare, Inc	361
4,200	e*	OCA, Inc	18
5,592	e	Option Care, Inc	115
4,600	e*	Province Healthcare Co	111
40,858	e*	Specialty Laboratories, Inc	390
48,920	e*	Triad Hospitals, Inc	2,451
14,518	e	Universal Health Services, Inc (Class B)	761

		TOTAL HEALTH SERVICES	33,359

HOLDING AND OTHER INVESTMENT OFFICES - 1.84%
4,876	e	Acadia Realty Trust	78
154,968	e	Allied Capital Corp	4,045
7,100		AMB Property Corp	268
37,900	e	American Financial Realty Trust	554
33,700	e	Annaly Mortgage Management, Inc	632
28,600		Anworth Mortgage Asset Corp	273
178,815	e	Archstone-Smith Trust	6,099
8,800	e	Arden Realty, Inc	298

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES			VALUE (000)

2,498	e	Ashford Hospitality Trust, Inc	$25
36,567	e	AvalonBay Communities, Inc	2,446
68,455	e	Boston Properties, Inc	4,123
600	e	Brandywine Realty Trust	17
49,555	e	Capstead Mortgage Corp	424
2,914	e	Cedar Shopping Centers, Inc	41
2,400	e	Colonial Properties Trust	92
8,818		Cornerstone Realty Income Trust, Inc	87
80,458	e	Crescent Real Estate Equities Co	1,315
1,200		Developers Diversified Realty Corp	48
73,650		Duke Realty Corp	2,198
10,051	e*	Equity Inns, Inc	111
548,414	e	Equity Office Properties Trust	16,524
286,388	e	Equity Residential	9,225
18,247	e*	FelCor Lodging Trust, Inc	227
36,914	e	Fremont General Corp	812
19,546	e	Friedman Billings Ramsey Group, Inc	310
88,351	e	General Growth Properties, Inc	3,013
1,700	e	Gladstone Capital Corp	36
7,111		Glenborough Realty Trust, Inc	136
4,521	e	Government Properties Trust, Inc	45
16,063	e	Harris & Harris Group, Inc	193
32,500		Health Care Property Investors, Inc	763
859		Health Care REIT, Inc	27
5,594	e	Highland Hospitality Corp	58
15,546	e	Highwoods Properties, Inc	417
16,250	e	Hospitality Properties Trust	656
74,100	e	Host Marriott Corp	1,227
23,518	e	HRPT Properties Trust	280
2,200	e	Investors Real Estate Trust	21
62,000	e	iStar Financial, Inc	2,553
60,500	e	Kimco Realty Corp	3,261
2,391		Kramont Realty Trust	56
26,388	*	La Quinta Corp	224
9,265	e	LTC Properties, Inc	161
18,400		Luminent Mortgage Capital, Inc	202
1,000	e	Macerich Co	53
900	e	Mack-Cali Realty Corp	38
11,100	e	MFA Mortgage Investments, Inc	84
2,680		Mid-America Apartment Communities, Inc	98
12,500	e	Mission West Properties, Inc	133
3,661	e	National Health Investors, Inc	95
32,404		New Plan Excel Realty Trust	814
11,150	e	Omega Healthcare Investors, Inc	122
600		Pan Pacific Retail Properties, Inc	34
30,542		Popular, Inc	743
5,500		Post Properties, Inc	171
102,124	e	Prologis	3,789
95,119		Public Storage, Inc	5,416
700	e	Regency Centers Corp	33
5,366		Senior Housing Properties Trust	90
150,278		Simon Property Group, Inc	9,104
1,652		Thornburg Mortgage, Inc	46
21,806	e	Trustreet Properties, Inc	336
1,900	e	United Dominion Realty Trust, Inc	40
2,700		Universal Health Realty Income Trust	76
5,460	e	Urstadt Biddle Properties, Inc (Class A)	83
98,503	e	Vornado Realty Trust	6,823
820,962	e	Washington Mutual, Inc	32,428
120,825		Weingarten Realty Investors	4,170
12,116	e	Winston Hotels, Inc	142

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	128,562

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES			VALUE (000)

HOTELS AND OTHER LODGING PLACES - 0.04%
7,561	e*	Bluegreen Corp	$97
32,980	e	Choice Hotels International, Inc	2,043
23,768	e	Marcus Corp	487

		TOTAL HOTELS AND OTHER LODGING PLACES	2,627

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.95%
531,744		3M Co	45,565
8,400	e*	Adaptec, Inc	40
1,000	e*	AGCO Corp	18
2,600		Albany International Corp (Class A)	80
66,810		American Standard Cos, Inc	3,105
318,894	*	Apple Computer, Inc	13,288
649,716	e	Applied Materials, Inc	10,558
13,362	e*	Authentidate Holding Corp	53
20,225		Black & Decker Corp	1,598
9,500	e*	Brooks Automation, Inc	144
7,200	*	Cirrus Logic, Inc	33
2,611,627	*	Cisco Systems, Inc	46,722
8,111	e*	Cooper Cameron Corp	464
4,000	e*	Cray, Inc	10
37,800	e	Cummins, Inc	2,659
151,530	e	Deere & Co	10,172
1,079,967	e*	Dell, Inc	41,492
1,000	e	Donaldson Co, Inc	32
17,350	*	Dril-Quip, Inc	533
958,140	*	EMC Corp	11,804
9,460	e*	Emulex Corp	178
6,494	*	EnPro Industries, Inc	179
7,700	*	Flowserve Corp	199
5,556	e*	FMC Technologies, Inc	184
3,149	*	FSI International, Inc	13
1,300	e*	General Binding Corp	27
133,900	e*	Global Power Equipment Group, Inc	1,283
118,575		Graco, Inc	4,786
157,563	*	Grant Prideco, Inc	3,807
1,508,923	e	Hewlett-Packard Co	33,106
3,611	e*	Hydril	211
33,500	*	Hypercom Corp	158
56,885	e*	InFocus Corp	327
813,357	e	International Business Machines Corp	74,325
6,400	e*	Iomega Corp	27
2,300	e*	Kulicke & Soffa Industries, Inc	14
9,944	e*	Lam Research Corp	287
39,462	e*	Lexmark International, Inc	3,156
3,100	e	Lincoln Electric Holdings, Inc	93
600		Lufkin Industries, Inc	29
65,200	e*	Maxtor Corp	347
43,415	e*	Milacron, Inc	132
42,800		Modine Manufacturing Co	1,255
80,389	e*	National Oilwell Varco, Inc	3,754
135,913	e*	Network Appliance, Inc	3,759
28,000		Nordson Corp	1,031
7,286	*	Oil States International, Inc	150
6,400	e*	Omnicell, Inc	46
43,650	e*	PalmOne, Inc	1,108
3,800	e	Pentair, Inc	148
220,801		Pitney Bowes, Inc	9,963
10,500	e*	Presstek, Inc	81

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES			VALUE (000)

43,700	e*	Quantum Corp	$127
23,832	e*	Sandisk Corp	663
45,177	*	Semitool, Inc	461
135,651	e*	Silicon Graphics, Inc	161
15,000	*	Simpletech, Inc	59
75,393	e	Smith International, Inc	4,729
431,086	e*	Solectron Corp	1,496
22,138	e	SPX Corp	958
8,400	*	Storage Technology Corp	259
3,700		Tennant Co	143
800	e	Thomas Industries, Inc	32
2,986	*	UNOVA, Inc	62
19,592	e*	Western Digital Corp	250
300,273	e*	Xerox Corp	4,549
42,037	e*	Xybernaut Corp	18

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	346,500

INSTRUMENTS AND RELATED PRODUCTS - 2.00%
22,218	e*	Advanced Medical Optics, Inc	805
16,601	e*	Aksys Ltd	53
35,872	e*	Align Technology, Inc	224
1,700	e	Analogic Corp	74
188,825	e	Applera Corp (Applied Biosystems Group)	3,727
5,200	e	Arrow International, Inc	179
3,533	e*	August Technology Corp	41
35,794		Bard (C.R.), Inc	2,437
30,955	e	Bausch & Lomb, Inc	2,269
438,937		Baxter International, Inc	14,915
16,896		Beckman Coulter, Inc	1,123
214,472		Becton Dickinson & Co	12,529
150,094		Biomet, Inc	5,448
304,790	*	Boston Scientific Corp	8,927
3,700	e*	Bruker BioSciences Corp	13
7,700	e*	Cardiac Science, Inc	9
5,797	e*	Cepheid, Inc	56
34,287	e*	Closure Medical Corp	915
4,800		Cognex Corp	119
4,791	e*	Credence Systems Corp	38
1,809	e*	Cyberoptics Corp	23
10,000	*	Cytyc Corp	230
34,950	e	Dentsply International, Inc	1,902
34,200	e*	Depomed, Inc	135
3,500	e*	DJ Orthopedics, Inc	88
16,080	e*	Edwards Lifesciences Corp	695
7,094	*	Faro Technologies, Inc	167
20,297	*	Fisher Scientific International, Inc	1,155
152,032		Guidant Corp	11,235
27,617	e*	Hanger Orthopedic Group, Inc	164
5,331	e*	I-Flow Corp	84
3,828	e*	Illumina, Inc	31
2,400	e*	Input/Output, Inc	15
3,000	e*	Integra LifeSciences Holding	106
5,100	e	Invacare Corp	228
1,800	e*	Ista Pharmaceuticals, Inc	18
48,670		KLA-Tencor Corp	2,239
25,500	e*	Lexar Media, Inc	127
28,700	e*	LTX Corp	127
2,579	e*	Measurement Specialties, Inc	59
628,262		Medtronic, Inc	32,010
1,700	*	Mettler-Toledo International, Inc	81
11,632	e*	Millipore Corp	505

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES			VALUE (000)

5,300	e*	MKS Instruments, Inc	$84
28,611	e*	Nanogen, Inc	100
3,164	e	Oakley, Inc	41
11,593	e*	Orthologic Corp	59
3,688	e*	Palomar Medical Technologies, Inc	99
102,828		PerkinElmer, Inc	2,121
45,239	*	Pinnacle Systems, Inc	253
14,136	e*	RAE Systems, Inc	43
3,100	*	Respironics, Inc	181
5,085	*	Sonic Innovations, Inc	28
173,852	*	St. Jude Medical, Inc	6,259
4,600	e*	Steris Corp	116
191,130		Stryker Corp	8,526
11,200	e*	Techne Corp	450
3,885		Tektronix, Inc	95
56,053	e	Teleflex, Inc	2,869
88,074	*	Thermo Electron Corp	2,227
1,600	e*	Thoratec Corp	20
26,444	e*	TriPath Imaging, Inc	186
3,759	e*	Urologix, Inc	17
39,294	e*	Varian Medical Systems, Inc	1,347
1,600		Vital Signs, Inc	64
37,343	*	Waters Corp	1,337
101,120	e*	Zimmer Holdings, Inc	7,868
9,864	*	Zygo Corp	128

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	139,843

INSURANCE AGENTS, BROKERS AND SERVICE - 0.29%
14,100		Brown & Brown, Inc	650
3,100	e	Crawford & Co (Class B)	22
40,010	e	Gallagher (Arthur J.) & Co	1,152
1,100	e	Hilb, Rogal & Hamilton Co	39
597,860	e	Marsh & McLennan Cos, Inc	18,187

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	20,050

INSURANCE CARRIERS - 3.51%
1,200		21st Century Insurance Group	17
155,400		Aetna, Inc	11,647
245,770		Aflac, Inc	9,157
13,300	e	Ambac Financial Group, Inc	994
1,184,836		American International Group, Inc	65,652
850	e*	American Physicians Capital, Inc	29
100,957	e	Chubb Corp	8,003
89,000	e	Cigna Corp	7,948
95,224		Cincinnati Financial Corp	4,153
29,542	e	Erie Indemnity Co (Class A)	1,540
1,251	e*	FPIC Insurance Group, Inc	40
6,582		Fidelity National Financial, Inc	217
125,845	e	Hartford Financial Services Group, Inc	8,628
54,972	e*	Health Net, Inc	1,798
158,814	e*	Humana, Inc	5,073
81,760		Jefferson-Pilot Corp	4,010
172,330		Lincoln National Corp	7,779
38,899	e	MBIA, Inc	2,034
14,100	e	MGIC Investment Corp	870
13,997	e*	PMA Capital Corp (Class A)	112
800	e	PMI Group, Inc	30
900	e*	Pacificare Health Systems, Inc	51
22,800	e	Phoenix Cos, Inc	291

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES			VALUE (000)

171,325	e	Principal Financial Group	$6,594
63,870		Progressive Corp	5,861
389,374	e	Prudential Financial, Inc	22,350
700	e	Radian Group, Inc	33
56,501	e	Safeco Corp	2,752
327,577		St. Paul Travelers Cos, Inc	12,032
7,750	e	Transatlantic Holdings, Inc	513
355,804	e	UnitedHealth Group, Inc	33,937
147,488	e	UnumProvident Corp	2,510
9,063	e*	Vesta Insurance Group, Inc	32
148,554	*	WellPoint, Inc	18,621

		TOTAL INSURANCE CARRIERS	245,308

LEATHER AND LEATHER PRODUCTS - 0.07%
78,900	*	Coach, Inc	4,468
200	*	Timberland Co (Class A)	14
7,100		Weyco Group, Inc	311

		TOTAL LEATHER AND LEATHER PRODUCTS	4,793

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.00%
11,695	e*	Laidlaw International, Inc	243

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	243

LUMBER AND WOOD PRODUCTS - 0.01%
28,547	e*	Champion Enterprises, Inc	268
3,615	e	Skyline Corp	139

		TOTAL LUMBER AND WOOD PRODUCTS	407

METAL MINING - 0.15%
105,096	e	Cleveland-Cliffs, Inc	7,658
167,707	e	Royal Gold, Inc	3,074

		TOTAL METAL MINING	10,732

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.19%
19,178	e	Callaway Golf Co	245
58,200	*	Identix, Inc	294
34,060	e*	K2, Inc	468
2,400	e*	Leapfrog Enterprises, Inc	27
463,424	e	Mattel, Inc	9,894
28,761	e*	RC2 Corp	978
57,100	e	Russ Berrie & Co, Inc	1,093
2,500	*	Steinway Musical Instruments, Inc	75

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	13,074

MISCELLANEOUS RETAIL - 0.98%
71,271	e*	Amazon.com, Inc	2,442
4,500	e*	Barnes & Noble, Inc	155
194,671		CVS Corp	10,244
400,284	e*	eBay, Inc	14,915
9,500	e	Hancock Fabrics, Inc	71
1,200	e*	Marvel Enterprises, Inc	24

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES			VALUE (000)

10,600		Michaels Stores, Inc	$385
77,755	*	Office Depot, Inc	1,725
29,884	e	Omnicare, Inc	1,059
16,503	e*	Overstock.com, Inc	709
10,100	*	Party City Corp	148
2,224	e*	PC Mall, Inc	28
205,409		Staples, Inc	6,456
30,376	e	Tiffany & Co	1,049
65,459	e*	Toys 'R' Us, Inc	1,686
507,471	e	Walgreen Co	22,542
161,364	e	World Fuel Services Corp	5,083

		TOTAL MISCELLANEOUS RETAIL	68,721

MOTION PICTURES - 1.26%
600	e	Carmike Cinemas, Inc	22
1,760,892	*	Liberty Media Corp (Class A)	18,260
139,952	e	Metro-Goldwyn-Mayer, Inc	1,672
11,241	e	Regal Entertainment Group (Class A)	236
2,023,699	e*	Time Warner, Inc	35,516
1,120,995	e	Walt Disney Co	32,206

		TOTAL MOTION PICTURES	87,912

NONDEPOSITORY INSTITUTIONS - 2.50%
42,023	e	Advanta Corp (Class A)	874
51,632	e	American Capital Strategies Ltd	1,622
782,671	e	American Express Co	40,206
105,759	e	Capital One Financial Corp	7,908
900	e	CharterMac	19
166,983		CIT Group, Inc	6,345
2,859	e*	CompuCredit Corp	76
239,356		Countrywide Financial Corp	7,769
691,746		Fannie Mae	37,666
6,775	e	Federal Agricultural Mortgage Corp (Class C)	118
25,700	e*	First Marblehead Corp	1,479
476,802		Freddie Mac	30,134
765,285	e	MBNA Corp	18,788
13,010	e	MCG Capital Corp	200
242,367	*	Providian Financial Corp	4,159
351,951		SLM Corp	17,541
705		Westcorp	30
3,300	*	WFS Financial, Inc	142

		TOTAL NONDEPOSITORY INSTITUTIONS	175,076

NONMETALLIC MINERALS, EXCEPT FUELS - 0.11%
99,868	e	Amcol International Corp	1,874
100,663		Vulcan Materials Co	5,721

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	7,595

OIL AND GAS EXTRACTION - 2.85%
341,169	e	Anadarko Petroleum Corp	25,963
460,726	e	Apache Corp	28,210
4,085	*	Atwood Oceanics, Inc	272
5,419	e	Berry Petroleum Co (Class A)	279
8,367		Cabot Oil & Gas Corp (Class A)	461
11,487	*	Cal Dive International, Inc	520

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES			VALUE (000)

16,784	e*	Callon Petroleum Co	$261
16,684	e*	Cheniere Energy, Inc	1,076
203,497	e	Chesapeake Energy Corp	4,465
27,186	e*	Cimarex Energy Co	1,060
21,613	e*	Clayton Williams Energy, Inc	560
20,725	e*	Comstock Resources, Inc	596
15,757	*	Delta Petroleum Corp	229
87,669	e*	Denbury Resources, Inc	3,089
585,084	e	Devon Energy Corp	27,938
12,194	e*	Edge Petroleum Corp	202
4,801	e*	Encore Acquisition Co	198
68,159	e*	Energy Partners Ltd	1,770
193,136		ENSCO International, Inc	7,274
463,130	e	EOG Resources, Inc	22,573
55,136	e*	Forest Oil Corp	2,233
8,897	e*	FX Energy, Inc	102
16,582	*	Global Industries Ltd	156
45,337	e*	Grey Wolf, Inc	298
55,116	*	Harvest Natural Resources, Inc	655
103,835		Helmerich & Payne, Inc	4,121
11,390	*	Houston Exploration Co	649
40,092	b,e*	KCS Energy, Inc	616
45,703	*	Magnum Hunter Resources, Inc	736
140,689	e*	Meridian Resource Corp	726
38,638	e*	Mission Resources Corp	274
59,620	e*	Newfield Exploration Co	4,427
164,247	e	Noble Energy, Inc	11,172
8,831	*	Oceaneering International, Inc	331
32,174		Patina Oil & Gas Corp	1,287
117,182	e	Patterson-UTI Energy, Inc	2,932
10,571	*	Petroleum Development Corp	398
128,017	e	Pioneer Natural Resources Co	5,469
61,817	e*	Plains Exploration & Production Co	2,157
75,300	e	Pogo Producing Co	3,708
122,390	e*	Pride International, Inc	3,040
17,376	e*	Quicksilver Resources, Inc	847
54,902	e	Range Resources Corp	1,283
77,900		Rowan Cos, Inc	2,332
2,220	e	RPC, Inc	34
16,278	e*	Stone Energy Corp	791
45,433	e*	Swift Energy Co	1,292
3,887	e*	Syntroleum Corp	48
8,805	*	Tetra Technologies, Inc	250
105,526	e	Tidewater, Inc	4,101
439,599	e*	Transmontaigne, Inc	3,517
12,425	*	Unit Corp	561
37,825	*	Veritas DGC, Inc	1,133
67,897	e	Vintage Petroleum, Inc	2,136
8,105	*	W-H Energy Services, Inc	194
5,505	*	Whiting Petroleum Corp	224
255,686	e	XTO Energy, Inc	8,397

		TOTAL OIL AND GAS EXTRACTION	199,623

PAPER AND ALLIED PRODUCTS - 0.46%
16,400	e	Bowater, Inc	618
1,200		Chesapeake Corp	25
4,200	e	Glatfelter	62
327,489		Kimberly-Clark Corp	21,526
167,449	e	MeadWestvaco Corp	5,328
10,774		Pope & Talbot, Inc	189
126,950		Sonoco Products Co	3,663

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES			VALUE (000)

11,748		Temple-Inland, Inc	$852

		TOTAL PAPER AND ALLIED PRODUCTS	32,263

PERSONAL SERVICES - 0.00%
1,016		Unifirst Corp	41

		TOTAL PERSONAL SERVICES	41

PETROLEUM AND COAL PRODUCTS - 0.58%
60,004	e	Frontier Oil Corp	2,176
18,291	e*	Giant Industries, Inc	470
68,902	e*	Headwaters, Inc	2,261
4,800	e	Lubrizol Corp	195
160,622	e	Sunoco, Inc	16,628
256,298	e	Valero Energy Corp	18,779

		TOTAL PETROLEUM AND COAL PRODUCTS	40,509

PRIMARY METAL INDUSTRIES - 0.56%
61,885	e*	Aleris International, Inc	1,544
54,420	e*	Andrew Corp	637
5,150	e	Belden CDT, Inc	114
135,325	e*	Century Aluminum Co	4,095
3,200	e*	CommScope, Inc	48
4,400	e*	General Cable Corp	53
22,111	e	Gibraltar Industries, Inc	485
50,770	e*	International Steel Group, Inc	2,005
42,084	*	Lone Star Technologies, Inc	1,659
10,400	e*	Maverick Tube Corp	338
39,978		Mueller Industries, Inc	1,125
8,038		NN, Inc	99
70,846	e*	NS Group, Inc	2,225
154,818		Nucor Corp	8,911
7,545		Quanex Corp	402
198,467	e	Ryerson Tull, Inc	2,515
150,612	e	Schnitzer Steel Industries, Inc (Class A)	5,080
42,438	e	Steel Dynamics, Inc	1,462
24,378	e	Steel Technologies, Inc	585
3,000	e	Tredegar Corp	51
13,702	e*	Wheeling-Pittsburgh Corp	425
270,750		Worthington Industries, Inc	5,220

		TOTAL PRIMARY METAL INDUSTRIES	39,078

PRINTING AND PUBLISHING - 0.45%
41,000	e	Dow Jones & Co, Inc	1,532
22,352	e	EW Scripps Co	1,090
10,200	e	Harte-Hanks, Inc	281
142,242		McGraw-Hill Cos, Inc	12,411
300		Meredith Corp	14
62,536	e	New York Times Co (Class A)	2,288
60,429		R.R. Donnelley & Sons Co	1,911
23,349		Standard Register Co	294
182,762	e	Tribune Co	7,287
4,756		Washington Post Co (Class B)	4,252

		TOTAL PRINTING AND PUBLISHING	31,360

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES			VALUE (000)

RAILROAD TRANSPORTATION - 0.30%
396,500	e*	ADC Telecommunications, Inc	$789
19,164	e*	Kansas City Southern Industries, Inc	369
538,510	e	Norfolk Southern Corp	19,952

		TOTAL RAILROAD TRANSPORTATION	21,110

REAL ESTATE - 0.00%
301	e*	Avatar Holdings, Inc	14
8,499		Stewart Enterprises, Inc (Class A)	52

		TOTAL REAL ESTATE	66

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.05%
1,200	*	Applied Films Corp	28
24,600	e	Bandag, Inc	1,156
53,851	e	Cooper Tire & Rubber Co	989
5,481	e*	Deckers Outdoor Corp	196
2,220	e	Reebok International Ltd	98
11,600	*	Sealed Air Corp	603
7,251	e*	Skechers U.S.A., Inc (Class A)	112

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCT	3,182

SECURITY AND COMMODITY BROKERS - 1.23%
29,610	e	A.G. Edwards, Inc	1,327
67,631	e*	Ameritrade Holding Corp	691
570,443		Charles Schwab Corp	5,995
5,336	e	Chicago Mercantile Exchange	1,035
3,200		Eaton Vance Corp	75
27,941	e	Federated Investors, Inc (Class B)	791
148,417	e	Franklin Resources, Inc	10,189
2,530	e	Gabelli Asset Management, Inc (Class A)	113
215,976		Goldman Sachs Group, Inc	23,755
367,606	e*	Instinet Group, Inc	2,162
72,720	e	Janus Capital Group, Inc	1,014
17,052	e	Legg Mason, Inc	1,332
547,929		Merrill Lynch & Co, Inc	31,013
9,505	e*	Piper Jaffray Cos	348
36,392	e	SEI Investments Co	1,316
78,326	e	T Rowe Price Group, Inc	4,651

		TOTAL SECURITY AND COMMODITY BROKERS	85,807

SPECIAL TRADE CONTRACTORS - 0.00%
4,050	*	Comfort Systems U.S.A., Inc	31
35,900	e*	Integrated Electrical Services, Inc	99
2,700	e*	Layne Christensen Co	47
8,358	e*	Matrix Service Co	36
2,700	e*	Quanta Services, Inc	21

		TOTAL SPECIAL TRADE CONTRACTORS	234

STONE, CLAY, AND GLASS PRODUCTS - 0.12%
98,380	e*	Anchor Glass Container Corp	220
2,065	e	Apogee Enterprises, Inc	29
1,122	e*	Cabot Microelectronics Corp	35

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES			VALUE (000)

8,350	e	CARBO Ceramics, Inc	$586
537,800	e*	Corning, Inc	5,986
19,154	e	Eagle Materials, Inc	1,550
1,862	e	Eagle Materials, Inc (Class B)	147
1,200		Florida Rock Industries, Inc	71

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	8,624

TRANSPORTATION BY AIR - 0.43%
2,600	e*	Airtran Holdings, Inc	24
18,300	e*	Alaska Air Group, Inc	539
139,425	e*	AMR Corp	1,492
98,958	e*	Continental Airlines, Inc (Class B)	1,191
184,466	e*	Delta Air Lines, Inc	747
14,700	e*	ExpressJet Holdings, Inc	168
159,624		FedEx Corp	14,997
87,182	e*	FLYi, Inc	111
30,895	e*	Frontier Airlines, Inc	324
47,389	e*	JetBlue Airways Corp	902
48,444	e*	Mesa Air Group, Inc	339
6,600	e	Skywest, Inc	123
627,375	e	Southwest Airlines Co	8,934

		TOTAL TRANSPORTATION BY AIR	29,891

TRANSPORTATION EQUIPMENT - 0.71%
7,085	e*	Aftermarket Technology Corp	117
51,000	e	American Axle & Manufacturing Holdings, Inc	1,250
65,430	e	ArvinMeritor, Inc	1,012
117,096	e	Autoliv, Inc	5,580
233,730	e*	BE Aerospace, Inc	2,805
53,585	e	Brunswick Corp	2,510
7,105	e	Coachmen Industries, Inc	97
177,709	e	Dana Corp	2,273
687,003	e	Delphi Corp	3,078
7,200	e	Federal Signal Corp	109
125,054	e*	Fleetwood Enterprises, Inc	1,088
41,756	e	Gentex Corp	1,332
224,750		Genuine Parts Co	9,774
46,368		Greenbrier Cos, Inc	1,627
190,187	e	Harley-Davidson, Inc	10,985
9,675	e	Marine Products Corp	163
13,886	e	Noble International Ltd	315
4,201	e*	Sports Resorts International, Inc	14
52,456	e	Standard Motor Products, Inc	614
47,400	e	Superior Industries International, Inc	1,252
25,384	e*	Tenneco Automotive, Inc	316
400	e	Thor Industries, Inc	12
44,061	e*	TRW Automotive Holdings Corp	856
271,170	e*	Visteon Corp	1,548
41,471	e	Wabash National Corp	1,012
1,200		Westinghouse Air Brake Technologies Corp	25
1,600	e	Winnebago Industries, Inc	51

		TOTAL TRANSPORTATION EQUIPMENT	49,815

TRANSPORTATION SERVICES - 0.06%
77,532	e	GATX Corp	2,573
949	*	HUB Group, Inc	59
17,046	e*	RailAmerica, Inc	213

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

SHARES			VALUE (000)

51,165	e	Sabre Holdings Corp	$1,119

		TOTAL TRANSPORTATION SERVICES	3,964

TRUCKING AND WAREHOUSING - 0.39%
374,335		United Parcel Service, Inc (Class B)	27,229

		TOTAL TRUCKING AND WAREHOUSING	27,229

WATER TRANSPORTATION - 0.01%
14,869	e*	Hornbeck Offshore Services, Inc	373

		TOTAL WATER TRANSPORTATION	373

WHOLESALE TRADE-DURABLE GOODS - 1.89%
43,400	e*	Action Performance Cos, Inc	574
172,900	e	Adesa, Inc	4,039
14,900	*	Aviall, Inc	417
68,947	e	Barnes Group, Inc	1,873
16,900		BorgWarner, Inc	823
6,579	e	CDW Corp	373
140,200	e	IKON Office Solutions, Inc	1,387
7,407	e*	Imagistics International, Inc	259
21,600	*	Ingram Micro, Inc (Class A)	360
1,100	e*	Insurance Auto Auctions, Inc	31
1,651,142	e	Johnson & Johnson	110,891
2,400	*	Keystone Automotive Industries, Inc	56
15,064	e	Metal Management, Inc	387
10,266	e*	Navarre Corp	82
1,400	e	Owens & Minor, Inc	38
58,324	e*	Patterson Cos, Inc	2,913
2,500	e*	PSS World Medical, Inc	28
45,236	e	Reliance Steel & Aluminum Co	1,810
3,500	*	Tech Data Corp	130
92,400		W.W. Grainger, Inc	5,754

		TOTAL WHOLESALE TRADE-DURABLE GOODS	132,225

WHOLESALE TRADE-NONDURABLE GOODS - 0.63%
29,572	e*	Allscripts Healthcare Solutions, Inc	423
298,435	e	Cardinal Health, Inc	16,653
28,069	e*	Endo Pharmaceuticals Holdings, Inc	633
21,570	e*	Henry Schein, Inc	773
267,603		McKesson Corp	10,102
31,195	e*	Metals USA, Inc	611
111,148	e	Perrigo Co	2,128
32,024	e*	Priority Healthcare Corp (Class B)	693
21,971		Russell Corp	397
700	e*	Smart & Final, Inc	9
17,900		Stride Rite Corp	238
10,500	e	Supervalu, Inc	350
310,300		Sysco Corp	11,109

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	44,119

		TOTAL COMMON STOCKS	4,184,888
		(Cost $3,138,001)

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL			RATE	VALUE (000)

SHORT TERM INVESTMENTS - 12.82%
COMMERCIAL PAPER - 2.91%
$ 25,000,000	c,d	BellSouth Corp	2.690	$24,975
25,000,000	d	Campbell Soup Co	2.780	24,978
25,000,000	c,d	Coca-Cola Enterprises, Inc	2.740	24,985
25,000,000	c,d	Gillette Co	2.800	24,998
25,000,000	c,d	Goldman Sachs Group, Inc	2.700	24,979
13,700,000		New York Times Co	2.720	13,695
25,000,000	c,d	PepsiCo, Inc	2.730	24,977
12,708,000	c	Pfizer, Inc	2.750	12,701
25,000,000	c,d	Procter & Gamble Co	2.640	24,977
2,500,000		Scaldis Capital LLC	2.800	2,496

		TOTAL COMMERCIAL PAPER		203,761

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 6.28%
89,700,000	d	Federal Home Loan Bank (FHLB)	2.400	89,693
80,900,000	d	Federal Home Loan Bank (FHLB)	2.660	80,864
37,400,000	d	Federal Home Loan Bank (FHLB)	2.610	37,364
31,100,000		Federal Home Loan Bank (FHLB)	2.700	31,049
101,122,000	d	Federal Home Loan Mortgage Corp (FHLMC)	2.640	101,085
50,000,000	d	Federal Home Loan Mortgage Corp (FHLMC)	2.680	49,955
26,114,000	d	Federal Home Loan Mortgage Corp (FHLMC)	2.725	26,077
23,400,000	d	Federal National Mortgage Association (FNMA)	2.600	23,399

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES		439,486

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.63%
REPURCHASED AGREEMENTS - 3.63%
	Bear Stearns & Co. 2.850% Dated 03/31/2005,
	Due 04/01/2005 In The Amount Of $90,007,125
	Fully Collateralized as follows:
	Federal Farm Credit Bank (FFCB) 4.550% , 03/04/2015
	Federal Home Loan Bank (FHLB) 3.500% - 4.750% , 05/15/2006 - 08/15/2016
	Federal Home Loan Mortgage Corp (FHLMC) 4.300%, 09/24/2008
	Federal National Mortgage Association (FNMA) 2.125% - 5.400%, 06/15/2006 - 03/30/2010
90,000,000	Total Market Value			90,007

	Credit Suisse First Boston 2.840% Dated 03/31/2005,
	Due 04/01/2005 In The Amount Of $85,026,185
	Fully Collateralized as follows:
	Federal Home Loan Bank (FHLB) 3.160% - 4.150% , 12/30/2008 - 06/26/2013
	Federal Home Loan Mortgage Corp (FHLMC) 0.000% - 4.000%, 06/12/2013 - 02/07/2019
	Federal National Mortgage Association (FNMA) 5.000% - 7.125%, 01/15/2010 - 01/15/2030
85,000,000	Total Market Value			85,026

	Goldman Sachs & Co. 2.850% Dated 03/31/2005,
	Due 04/01/2005 In The Amount Of $8,548,677
	Fully Collateralized as follows:
	Federal Home Loan Bank (FHLB) 0.000% - 4.250% , 06/09/2006 - 03/24/2008
	Federal National Mortgage Association (FNMA) 1.875% , 02/15/2006
8,548,000	Total Market Value			8,549

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

PRINCIPAL		VALUE (000)

	J.P. Morgan Chase, 2.750% Dated 03/31/05,
	Due 04/01/2005 In The Amount Of $35,002,674
	Fully Collateralized as follows:
	Federal Home Loan Bank (FHLB) 3.750% , 09/29/2006	$35,002

35,000,000	Total Market Value
	Merrill Lynch & Co. Inc, 2.820% Dated 03/31/2005,
	Due 04/01/2005 In The Amount Of $35,002,742
	Fully Collateralized as follows:
	Federal National Mortgage Association (FNMA) 6.625% - 7.125%, , 03/15/2007 -11/15/2030
35,000,000	Total Market Value	35,003

	TOTAL INVESTMENT OF CASH COLLATERAL
	FOR SECURITIES LOANED	253,587

	TOTAL SHORT TERM INVESTMENTS	896,834
	(Cost $836,780)

	TOTAL PORTFOLIO - 111.81%	7,821,420
	(Cost $ 6,735,882)
	OTHER ASSETS & LIABILITIES, NET - (11.81)%	(826,182)

	NET ASSETS - 100.00%	6,995,238

a	Affiliated
c	Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements
on open futures contracts.
e	All or a portion of these securities are out on loan.
g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration
to qualified institutional buyers.
At March 31, 2005, the value of these securities amounted to $17,317 or 0.00% of net assets.
h	These securities were purchased on a delayed delivery basis.
k	Principal amount for interest accrual purposes is periodically adjusted on changes in the Consumer Price Index.
v	Security valued at fair value.
+	As provided by Moody's Investors Service (Unaudited)

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

COLLEGE RETIREMENT EQUITIES FUND
STATEMENT OF INVESTMENTS (Unaudited)
INFLATION-LINKED BOND ACCOUNT
March 31, 2005

				MATURITY
PRINCIPAL			RATE	DATE	VALUE (000)

GOVERNMENT BONDS - 98.88%
U.S. TREASURY SECURITIES - 98.88%
$224,843,643	e,k	U.S. Treasury Inflation Indexed Note	3.375	01/15/07	$236,088
242,556,639	e,k	U.S. Treasury Inflation Indexed Note	3.625	01/15/08	260,957
226,028,163	e,k	U.S. Treasury Inflation Indexed Note	3.875	01/15/09	249,336
155,857,895	e,k	U.S. Treasury Inflation Indexed Note	4.250	01/15/10	177,483
145,824,753	e,k	U.S. Treasury Inflation Indexed Note	0.875	04/15/10	142,681
146,675,929	k	U.S. Treasury Inflation Indexed Note	3.500	01/15/11	163,841
77,938,522	k	U.S. Treasury Inflation Indexed Note	3.375	01/15/12	87,462
297,352,034	k	U.S. Treasury Inflation Indexed Note	3.000	07/15/12	327,179
252,395,150	k	U.S. Treasury Inflation Indexed Note	1.875	07/15/13	256,852
263,299,508	k	U.S. Treasury Inflation Indexed Note	2.000	01/15/14	269,471
235,403,971	k	U.S. Treasury Inflation Indexed Note	2.000	07/15/14	240,444
123,932,280	e,k	U.S. Treasury Inflation Indexed Note	1.625	01/15/15	122,112
233,972,529	k	U.S. Treasury Inflation Indexed Note	2.375	01/15/25	251,684
242,526,544	k	U.S. Treasury Inflation Indexed Note	3.625	04/15/28	318,922
277,261,477	k	U.S. Treasury Inflation Indexed Note	3.875	04/15/29	381,451
67,503,233	k	U.S. Treasury Inflation Indexed Note	3.375	04/15/32	89,621

		TOTAL U.S. TREASURY SECURITIES			3,575,584

		TOTAL GOVERNMENT BONDS			3,575,584
		(Cost $3,412,923)

SHORT TERM INVESTMENTS - 5.89%
COMMERCIAL PAPER - 0.32%
11,400,000		UBS Finance, (Delaware), Inc	2.615	04/01/05	11,399

		TOTAL COMMERCIAL PAPER			11,399

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.04%
		REPURCHASED AGREEMENTS
		Bear Stearns & Co. 2.85% Dated 03/31/2005,
		Due 04/01/2005 In The Amount Of $25,001,979
		Fully Collateralized as follows:
		Federal Farm Credit Bank (FFCB) 4.550% , 03/04/2015		821,391
		Federal Home Loan Bank (FHLB) 3.500% - 4.750%, 05/15/2006 - 08/15/2016		9376838
		Federal Home Loan Mortgage Corp (FHLMC) 4.300%, 09/24/2008		4,157,040
		Federal National Mortgage Association (FNMA) 2.125% - 5.400%, 06/15/2006 - 03/28/13		11,198,021

25,000,000		Total Market Value		25,553,290	25,002
		Goldman Sachs & Co.2.850% Dated 03/31/2005,
		Due 04/01/2005 In The Amount Of $9,719,769
		Fully Collateralized as follows:
		Federal Home Loan Bank (FHLB) 0.000% - 4.250%, 06/09/2006 - 03/24/2008		7,034,736
		Federal National Mortgage Association (FNMA) 1.875%, 02/15/2006		2,879,254

9,719,000		Total Market Value		9,913,990	9,720

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

		MATURITY
PRINCIPAL		DATE	VALUE (000)

	J.P. Morgan Chase, 2.750% Dated 03/31/2005,
	Due 04/01/2005 In The Amount Of $25,001,910
	Fully Collateralized as follows:
	Federal Home Loan Bank (FHLB) 3.750%, 09/29/2006	25,515,810

25,000,000	Total Market Value	25,515,810	$25,002
	Merrill Lynch & Co. Inc, 2.820% Dated 03/31/2005,
	Due 04/01/2005 In The Amount Of $25,001,958
	Fully Collateralized as follows:
	Federal National Mortgage Association (FNMA)
	6.625% - 7.125%, 03/15/2007 -11/15/2030	25,499,863

24,824,000	Total Market Value	25,499,863	25,002
	Morgan Stanley & Co. Inc, 2.850% Dated 03/31/2005,
	Due 04/01/2005 In The Amount Of $25,001,979
	Fully Collateralized as follows:
	Federal Home Loan Bank (FHLB) 0.000% , 003/17/2006- 08/01/2017	14,489,889
	Federal Home Loan Mortgage Corp (FHLMC) 0.000%, 04/08/2019	4,073,575
	Federal National Mortgage Association (FNMA)
	0.000% - 4.200%, 10/07/2005 - 03/24/2008	6,937,698

25,000,000	Total Market Value	25,501,162	25,002

TIME DEPOSITS - 2.53%
	Bank of America Cayman, 2.750%, 04/01/2005	25,001,910
	Citibank NA Nassau, 2.810%, 04/01/2005	21,639,690
	Mellon Bank Toronto, 2.810%, 04/01/2005	25,001,953
	Wachovia Bank & Trust Co Cayman, 2.800%, 04/01/05	20,001,556

		91,645,109	91,645

	TOTAL INVESTMENT OF CASH COLLATERAL
	FOR SECURITIES LOANED		201,373

	TOTAL SHORT TERM INVESTMENTS		212,772
	(Cost $212,772)

	TOTAL PORTFOLIO - 104.77%		3,788,356
	(Cost $3,625,695)

	OTHER ASSETS & LIABILITIES, NET - (4.77%)		(172,404)

	NET ASSETS - 100.00%		$3,615,952

e	All or a portion of these securities are out on loan.

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

Item 2. Controls and Procedures.

(a) Evaluation of disclosure controls and procedures. An evaluation was performed within 90 days from the date hereof under the supervision of the registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the principal executive officer and principal financial officer, concluded that the registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) Changes in internal controls. There were no changes in the registrant’s internal controls over financial reporting that occurred during the registrant's last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer (EX-99.CERT)

3(b) Section 302 certification of the principal financial officer (EX-99.CERT)

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLLEGE RETIREMENT EQUITIES FUND

Date:	May 23, 2005	By:	/s/ Herbert M. Allison, Jr.

Herbert M. Allison, Jr.
President and Chief Executive Officer

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:	May 23, 2005	By:	/s/ Herbert M. Allison, Jr.

Herbert M. Allison, Jr.
President and Chief Executive Officer
(principal executive officer)

Date:	May 23, 2005	By:	/s/ Russell Noles

Russell Noles
Vice President and Acting Chief Financial Officer,
Teachers Insurance and Annuity Association of America
(acting principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer (EX-99.CERT)

3(b) Section 302 certification of the principal financial officer (EX-99.CERT)